UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Diversified International K6 Fund, Fidelity Emerging Markets Discovery Fund, Fidelity International Value Fund, Fidelity Global Equity Income Fund, Fidelity Diversified International Fund, Fidelity Overseas Fund, Fidelity Worldwide Fund, Fidelity International Growth Fund, Fidelity International Discovery K6 Fund, Fidelity International Discovery Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Small Cap Fund, Fidelity International Capital Appreciation K6 Fund, Fidelity Total International Equity Fund, Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund (the “Funds”).

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Worldwide Fund Fidelity® Worldwide Fund : FWWFX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Worldwide Fund	$ 47	0.90%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.1
Industrials	14.2
Consumer Discretionary	11.0
Communication Services	10.6
Financials	10.5
Health Care	8.2
Materials	3.3
Energy	2.9
Consumer Staples	1.7
Utilities	0.5
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 66.8
United Kingdom - 4.6
Taiwan - 4.5
Japan - 4.2
Canada - 2.9
Spain - 1.6
Switzerland - 1.6
China - 1.6
Australia - 1.5
Others - 10.7

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.9
NVIDIA Corp	6.5
Amazon.com Inc	4.4
Western Digital Corp	3.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.7
Eli Lilly & Co	2.8
Cummins Inc	2.7
PrairieSky Royalty Ltd	2.2
Intel Corp	2.1
Corning Inc	1.9
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915657.101    318-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Worldwide Fund Fidelity Advisor® Worldwide Fund Class Z : FIQOX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 44	0.83%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.1
Industrials	14.2
Consumer Discretionary	11.0
Communication Services	10.6
Financials	10.5
Health Care	8.2
Materials	3.3
Energy	2.9
Consumer Staples	1.7
Utilities	0.5
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 66.8
United Kingdom - 4.6
Taiwan - 4.5
Japan - 4.2
Canada - 2.9
Spain - 1.6
Switzerland - 1.6
China - 1.6
Australia - 1.5
Others - 10.7

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.9
NVIDIA Corp	6.5
Amazon.com Inc	4.4
Western Digital Corp	3.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.7
Eli Lilly & Co	2.8
Cummins Inc	2.7
PrairieSky Royalty Ltd	2.2
Intel Corp	2.1
Corning Inc	1.9
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915658.101    3273-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Worldwide Fund Fidelity Advisor® Worldwide Fund Class M : FWTFX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.45%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.1
Industrials	14.2
Consumer Discretionary	11.0
Communication Services	10.6
Financials	10.5
Health Care	8.2
Materials	3.3
Energy	2.9
Consumer Staples	1.7
Utilities	0.5
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 66.8
United Kingdom - 4.6
Taiwan - 4.5
Japan - 4.2
Canada - 2.9
Spain - 1.6
Switzerland - 1.6
China - 1.6
Australia - 1.5
Others - 10.7

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.9
NVIDIA Corp	6.5
Amazon.com Inc	4.4
Western Digital Corp	3.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.7
Eli Lilly & Co	2.8
Cummins Inc	2.7
PrairieSky Royalty Ltd	2.2
Intel Corp	2.1
Corning Inc	1.9
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915655.101    2146-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Worldwide Fund Fidelity Advisor® Worldwide Fund Class I : FWIFX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.95%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.1
Industrials	14.2
Consumer Discretionary	11.0
Communication Services	10.6
Financials	10.5
Health Care	8.2
Materials	3.3
Energy	2.9
Consumer Staples	1.7
Utilities	0.5
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 66.8
United Kingdom - 4.6
Taiwan - 4.5
Japan - 4.2
Canada - 2.9
Spain - 1.6
Switzerland - 1.6
China - 1.6
Australia - 1.5
Others - 10.7

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.9
NVIDIA Corp	6.5
Amazon.com Inc	4.4
Western Digital Corp	3.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.7
Eli Lilly & Co	2.8
Cummins Inc	2.7
PrairieSky Royalty Ltd	2.2
Intel Corp	2.1
Corning Inc	1.9
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915656.101    2147-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Worldwide Fund Fidelity Advisor® Worldwide Fund Class C : FWCFX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 102	1.95%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.1
Industrials	14.2
Consumer Discretionary	11.0
Communication Services	10.6
Financials	10.5
Health Care	8.2
Materials	3.3
Energy	2.9
Consumer Staples	1.7
Utilities	0.5
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 66.8
United Kingdom - 4.6
Taiwan - 4.5
Japan - 4.2
Canada - 2.9
Spain - 1.6
Switzerland - 1.6
China - 1.6
Australia - 1.5
Others - 10.7

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.9
NVIDIA Corp	6.5
Amazon.com Inc	4.4
Western Digital Corp	3.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.7
Eli Lilly & Co	2.8
Cummins Inc	2.7
PrairieSky Royalty Ltd	2.2
Intel Corp	2.1
Corning Inc	1.9
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915654.101    2145-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Worldwide Fund Fidelity Advisor® Worldwide Fund Class A : FWAFX

This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.20%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,760,110,256
Number of Holdings	195
Portfolio Turnover	121%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.1
Industrials	14.2
Consumer Discretionary	11.0
Communication Services	10.6
Financials	10.5
Health Care	8.2
Materials	3.3
Energy	2.9
Consumer Staples	1.7
Utilities	0.5
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 66.8
United Kingdom - 4.6
Taiwan - 4.5
Japan - 4.2
Canada - 2.9
Spain - 1.6
Switzerland - 1.6
China - 1.6
Australia - 1.5
Others - 10.7

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.9
NVIDIA Corp	6.5
Amazon.com Inc	4.4
Western Digital Corp	3.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	3.7
Eli Lilly & Co	2.8
Cummins Inc	2.7
PrairieSky Royalty Ltd	2.2
Intel Corp	2.1
Corning Inc	1.9
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915653.101    2143-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Total International Equity Fund Fidelity® Total International Equity Fund : FTIEX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Equity Fund	$ 44	0.83%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	21.2
Information Technology	18.3
Materials	10.9
Consumer Discretionary	6.2
Health Care	5.7
Energy	5.5
Communication Services	3.5
Consumer Staples	2.4
Utilities	1.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 11.3
Japan - 10.7
China - 9.6
United Kingdom - 8.8
Taiwan - 8.6
Canada - 7.4
France - 6.3
Korea (South) - 4.0
Germany - 3.9
Others - 29.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.7
Samsung Electronics Co Ltd	3.0
ASML Holding NV	2.4
Tencent Holdings Ltd	1.8
CRH PLC	1.6
BAE Systems PLC	1.4
MediaTek Inc	1.3
Franco-Nevada Corp	1.2
Mitsubishi Heavy Industries Ltd	1.2
Banco Santander SA	1.1
19.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915743.101    1978-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Total International Equity Fund Fidelity Advisor® Total International Equity Fund Class Z : FIEZX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.75%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	21.2
Information Technology	18.3
Materials	10.9
Consumer Discretionary	6.2
Health Care	5.7
Energy	5.5
Communication Services	3.5
Consumer Staples	2.4
Utilities	1.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 11.3
Japan - 10.7
China - 9.6
United Kingdom - 8.8
Taiwan - 8.6
Canada - 7.4
France - 6.3
Korea (South) - 4.0
Germany - 3.9
Others - 29.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.7
Samsung Electronics Co Ltd	3.0
ASML Holding NV	2.4
Tencent Holdings Ltd	1.8
CRH PLC	1.6
BAE Systems PLC	1.4
MediaTek Inc	1.3
Franco-Nevada Corp	1.2
Mitsubishi Heavy Industries Ltd	1.2
Banco Santander SA	1.1
19.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915748.101    2892-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Total International Equity Fund Fidelity Advisor® Total International Equity Fund Class M : FTTEX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	1.38%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	21.2
Information Technology	18.3
Materials	10.9
Consumer Discretionary	6.2
Health Care	5.7
Energy	5.5
Communication Services	3.5
Consumer Staples	2.4
Utilities	1.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 11.3
Japan - 10.7
China - 9.6
United Kingdom - 8.8
Taiwan - 8.6
Canada - 7.4
France - 6.3
Korea (South) - 4.0
Germany - 3.9
Others - 29.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.7
Samsung Electronics Co Ltd	3.0
ASML Holding NV	2.4
Tencent Holdings Ltd	1.8
CRH PLC	1.6
BAE Systems PLC	1.4
MediaTek Inc	1.3
Franco-Nevada Corp	1.2
Mitsubishi Heavy Industries Ltd	1.2
Banco Santander SA	1.1
19.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915746.101    1983-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Total International Equity Fund Fidelity Advisor® Total International Equity Fund Class I : FTEIX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.88%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	21.2
Information Technology	18.3
Materials	10.9
Consumer Discretionary	6.2
Health Care	5.7
Energy	5.5
Communication Services	3.5
Consumer Staples	2.4
Utilities	1.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 11.3
Japan - 10.7
China - 9.6
United Kingdom - 8.8
Taiwan - 8.6
Canada - 7.4
France - 6.3
Korea (South) - 4.0
Germany - 3.9
Others - 29.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.7
Samsung Electronics Co Ltd	3.0
ASML Holding NV	2.4
Tencent Holdings Ltd	1.8
CRH PLC	1.6
BAE Systems PLC	1.4
MediaTek Inc	1.3
Franco-Nevada Corp	1.2
Mitsubishi Heavy Industries Ltd	1.2
Banco Santander SA	1.1
19.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915747.101    1984-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Total International Equity Fund Fidelity Advisor® Total International Equity Fund Class C : FTCEX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.88%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	21.2
Information Technology	18.3
Materials	10.9
Consumer Discretionary	6.2
Health Care	5.7
Energy	5.5
Communication Services	3.5
Consumer Staples	2.4
Utilities	1.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 11.3
Japan - 10.7
China - 9.6
United Kingdom - 8.8
Taiwan - 8.6
Canada - 7.4
France - 6.3
Korea (South) - 4.0
Germany - 3.9
Others - 29.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.7
Samsung Electronics Co Ltd	3.0
ASML Holding NV	2.4
Tencent Holdings Ltd	1.8
CRH PLC	1.6
BAE Systems PLC	1.4
MediaTek Inc	1.3
Franco-Nevada Corp	1.2
Mitsubishi Heavy Industries Ltd	1.2
Banco Santander SA	1.1
19.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915745.101    1982-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Total International Equity Fund Fidelity Advisor® Total International Equity Fund Class A : FTAEX

This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 59	1.13%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,190,106,334
Number of Holdings	304
Portfolio Turnover	69%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.5
Financials	21.2
Information Technology	18.3
Materials	10.9
Consumer Discretionary	6.2
Health Care	5.7
Energy	5.5
Communication Services	3.5
Consumer Staples	2.4
Utilities	1.3
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 11.3
Japan - 10.7
China - 9.6
United Kingdom - 8.8
Taiwan - 8.6
Canada - 7.4
France - 6.3
Korea (South) - 4.0
Germany - 3.9
Others - 29.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.7
Samsung Electronics Co Ltd	3.0
ASML Holding NV	2.4
Tencent Holdings Ltd	1.8
CRH PLC	1.6
BAE Systems PLC	1.4
MediaTek Inc	1.3
Franco-Nevada Corp	1.2
Mitsubishi Heavy Industries Ltd	1.2
Banco Santander SA	1.1
19.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915744.101    1980-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Pacific Basin Fund Fidelity® Pacific Basin Fund : FPBFX

This semi-annual shareholder report contains information about Fidelity® Pacific Basin Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pacific Basin Fund	$ 53	0.98%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,169,739,923
Number of Holdings	111
Portfolio Turnover	75%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.9
Consumer Discretionary	15.0
Industrials	13.8
Financials	13.1
Communication Services	8.8
Health Care	4.9
Materials	4.8
Consumer Staples	3.6
Real Estate	0.9
Energy	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.4
Preferred Stocks - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 34.3
China - 16.0
Taiwan - 15.3
Korea (South) - 13.4
United States - 8.7
Australia - 6.3
Hong Kong - 2.5
Indonesia - 1.4
Thailand - 1.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	12.8
Tencent Holdings Ltd	4.4
Samsung Electronics Co Ltd	4.1
Kioxia Holdings Corp	2.2
Hitachi Ltd	2.1
AIA Group Ltd	2.1
Samsung Electronics Co Ltd non-voting shares	2.0
Panasonic Holdings Corp	1.9
Renesas Electronics Corp	1.9
Hoya Corp	1.7
35.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915635.101    302-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Overseas Fund Fidelity® Overseas Fund : FOSFX

This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Overseas Fund	$ 28	0.55%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.9
Financials	22.8
Information Technology	13.7
Health Care	10.6
Materials	8.7
Consumer Staples	4.8
Consumer Discretionary	4.0
Utilities	3.4
Energy	1.8
Communication Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 16.1
United States - 14.0
Germany - 8.0
Spain - 7.5
France - 7.5
Netherlands - 6.2
Italy - 4.1
Sweden - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.3
Schneider Electric SE	2.9
Banco Santander SA	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Rolls-Royce Holdings PLC	2.5
Iberdrola SA	2.4
Allianz SE	2.4
Safran SA	2.3
CaixaBank SA	2.2
Roche Holding AG	2.2
26.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915607.101    94-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Overseas Fund Fidelity® Overseas Fund Class K : FOSKX

This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 24	0.48%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.9
Financials	22.8
Information Technology	13.7
Health Care	10.6
Materials	8.7
Consumer Staples	4.8
Consumer Discretionary	4.0
Utilities	3.4
Energy	1.8
Communication Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 16.1
United States - 14.0
Germany - 8.0
Spain - 7.5
France - 7.5
Netherlands - 6.2
Italy - 4.1
Sweden - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.3
Schneider Electric SE	2.9
Banco Santander SA	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Rolls-Royce Holdings PLC	2.5
Iberdrola SA	2.4
Allianz SE	2.4
Safran SA	2.3
CaixaBank SA	2.2
Roche Holding AG	2.2
26.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915606.101    2099-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Nordic Fund Fidelity® Nordic Fund : FNORX

This semi-annual shareholder report contains information about Fidelity® Nordic Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nordic Fund	$ 46	0.86%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$357,756,259
Number of Holdings	70
Portfolio Turnover	62%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	38.8
Financials	20.5
Information Technology	13.3
Health Care	10.7
Materials	4.6
Energy	3.5
Consumer Staples	2.8
Consumer Discretionary	1.5
Utilities	1.3
Real Estate	0.6
Communication Services	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Sweden - 42.0
Denmark - 21.3
Finland - 13.9
Norway - 12.1
Germany - 2.3
Taiwan - 2.2
United Kingdom - 2.1
United States - 2.1
France - 1.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	6.4
Atlas Copco AB B Shares	5.6
Investor AB B Shares	5.2
Nordea Bank Abp (Sweden)	4.7
Nokia Oyj	4.6
Sandvik AB	4.3
Danske Bank A/S	4.0
DSV A/S	4.0
Vestas Wind Systems A/S	3.4
Swedbank AB A1 Shares	3.1
45.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915676.101    342-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Japan Smaller Companies Fund Fidelity® Japan Smaller Companies Fund : FJSCX

This semi-annual shareholder report contains information about Fidelity® Japan Smaller Companies Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Smaller Companies Fund	$ 46	0.85%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$424,454,513
Number of Holdings	90
Portfolio Turnover	58%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	30.3
Information Technology	14.1
Financials	13.5
Materials	11.8
Consumer Discretionary	11.2
Consumer Staples	6.8
Health Care	2.4
Energy	2.4
Real Estate	2.4
Utilities	1.7
Communication Services	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 97.1
United States - 2.9

TOP HOLDINGS (% of Fund's net assets)
Kioxia Holdings Corp	3.9
Hokuhoku Financial Group Inc	3.2
Renesas Electronics Corp	2.5
Sompo Holdings Inc	2.4
Visional Inc	2.3
Ebara Corp	2.3
Panasonic Holdings Corp	2.0
Ajinomoto Co Inc	1.9
ORIX Corp	1.8
Senshu Electric Co Ltd	1.7
24.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915696.101    360-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Japan Fund Fidelity® Japan Fund : FJPNX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Fund	$ 47	0.87%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Information Technology	16.3
Financials	13.9
Consumer Discretionary	12.1
Materials	11.9
Health Care	7.3
Consumer Staples	5.6
Communication Services	3.8
Energy	1.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.8
United States - 3.0
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	5.4
Hitachi Ltd	3.8
Toyota Motor Corp	3.3
Renesas Electronics Corp	2.8
Kioxia Holdings Corp	2.7
Hoya Corp	2.5
Mizuho Financial Group Inc	2.5
Furukawa Electric Co Ltd	2.4
ORIX Corp	2.2
Chugai Pharmaceutical Co Ltd	2.2
29.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915688.101    350-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Japan Fund Fidelity Advisor® Japan Fund Class Z : FIQLX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.78%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Information Technology	16.3
Financials	13.9
Consumer Discretionary	12.1
Materials	11.9
Health Care	7.3
Consumer Staples	5.6
Communication Services	3.8
Energy	1.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.8
United States - 3.0
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	5.4
Hitachi Ltd	3.8
Toyota Motor Corp	3.3
Renesas Electronics Corp	2.8
Kioxia Holdings Corp	2.7
Hoya Corp	2.5
Mizuho Financial Group Inc	2.5
Furukawa Electric Co Ltd	2.4
ORIX Corp	2.2
Chugai Pharmaceutical Co Ltd	2.2
29.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915687.101    3270-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Japan Fund Fidelity Advisor® Japan Fund Class M : FJPTX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.42%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Information Technology	16.3
Financials	13.9
Consumer Discretionary	12.1
Materials	11.9
Health Care	7.3
Consumer Staples	5.6
Communication Services	3.8
Energy	1.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.8
United States - 3.0
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	5.4
Hitachi Ltd	3.8
Toyota Motor Corp	3.3
Renesas Electronics Corp	2.8
Kioxia Holdings Corp	2.7
Hoya Corp	2.5
Mizuho Financial Group Inc	2.5
Furukawa Electric Co Ltd	2.4
ORIX Corp	2.2
Chugai Pharmaceutical Co Ltd	2.2
29.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915685.101    2259-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Japan Fund Fidelity Advisor® Japan Fund Class I : FJPIX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.91%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Information Technology	16.3
Financials	13.9
Consumer Discretionary	12.1
Materials	11.9
Health Care	7.3
Consumer Staples	5.6
Communication Services	3.8
Energy	1.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.8
United States - 3.0
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	5.4
Hitachi Ltd	3.8
Toyota Motor Corp	3.3
Renesas Electronics Corp	2.8
Kioxia Holdings Corp	2.7
Hoya Corp	2.5
Mizuho Financial Group Inc	2.5
Furukawa Electric Co Ltd	2.4
ORIX Corp	2.2
Chugai Pharmaceutical Co Ltd	2.2
29.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915686.101    2260-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Japan Fund Fidelity Advisor® Japan Fund Class C : FJPCX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.92%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Information Technology	16.3
Financials	13.9
Consumer Discretionary	12.1
Materials	11.9
Health Care	7.3
Consumer Staples	5.6
Communication Services	3.8
Energy	1.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.8
United States - 3.0
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	5.4
Hitachi Ltd	3.8
Toyota Motor Corp	3.3
Renesas Electronics Corp	2.8
Kioxia Holdings Corp	2.7
Hoya Corp	2.5
Mizuho Financial Group Inc	2.5
Furukawa Electric Co Ltd	2.4
ORIX Corp	2.2
Chugai Pharmaceutical Co Ltd	2.2
29.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915684.101    2258-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Japan Fund Fidelity Advisor® Japan Fund Class A : FPJAX

This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.17%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,037,115,807
Number of Holdings	93
Portfolio Turnover	43%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Information Technology	16.3
Financials	13.9
Consumer Discretionary	12.1
Materials	11.9
Health Care	7.3
Consumer Staples	5.6
Communication Services	3.8
Energy	1.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 96.8
United States - 3.0
Korea (South) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sumitomo Mitsui Financial Group Inc	5.4
Hitachi Ltd	3.8
Toyota Motor Corp	3.3
Renesas Electronics Corp	2.8
Kioxia Holdings Corp	2.7
Hoya Corp	2.5
Mizuho Financial Group Inc	2.5
Furukawa Electric Co Ltd	2.4
ORIX Corp	2.2
Chugai Pharmaceutical Co Ltd	2.2
29.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915683.101    2256-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Value Fund Fidelity® International Value Fund : FIVLX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Fund	$ 40	0.75%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	38.3
Industrials	14.6
Materials	10.8
Energy	7.5
Health Care	7.1
Consumer Staples	4.8
Consumer Discretionary	4.7
Utilities	3.6
Information Technology	3.1
Communication Services	2.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
United Kingdom - 17.2
United States - 13.0
Germany - 10.9
France - 8.9
Spain - 4.8
Italy - 4.8
Australia - 3.9
Switzerland - 2.7
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.8
Mitsubishi UFJ Financial Group Inc	3.0
Shell PLC ADR	2.9
Sumitomo Mitsui Financial Group Inc	2.5
Lloyds Banking Group PLC	2.3
Roche Holding AG	2.3
HSBC Holdings PLC	2.1
British American Tobacco PLC	2.1
Toyota Motor Corp	1.9
Rio Tinto PLC	1.9
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915737.101    1597-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Value Fund Fidelity Advisor® International Value Fund Class Z : FIQKX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.68%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	38.3
Industrials	14.6
Materials	10.8
Energy	7.5
Health Care	7.1
Consumer Staples	4.8
Consumer Discretionary	4.7
Utilities	3.6
Information Technology	3.1
Communication Services	2.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
United Kingdom - 17.2
United States - 13.0
Germany - 10.9
France - 8.9
Spain - 4.8
Italy - 4.8
Australia - 3.9
Switzerland - 2.7
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.8
Mitsubishi UFJ Financial Group Inc	3.0
Shell PLC ADR	2.9
Sumitomo Mitsui Financial Group Inc	2.5
Lloyds Banking Group PLC	2.3
Roche Holding AG	2.3
HSBC Holdings PLC	2.1
British American Tobacco PLC	2.1
Toyota Motor Corp	1.9
Rio Tinto PLC	1.9
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915742.101    3269-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Value Fund Fidelity Advisor® International Value Fund Class M : FIVPX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.30%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	38.3
Industrials	14.6
Materials	10.8
Energy	7.5
Health Care	7.1
Consumer Staples	4.8
Consumer Discretionary	4.7
Utilities	3.6
Information Technology	3.1
Communication Services	2.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
United Kingdom - 17.2
United States - 13.0
Germany - 10.9
France - 8.9
Spain - 4.8
Italy - 4.8
Australia - 3.9
Switzerland - 2.7
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.8
Mitsubishi UFJ Financial Group Inc	3.0
Shell PLC ADR	2.9
Sumitomo Mitsui Financial Group Inc	2.5
Lloyds Banking Group PLC	2.3
Roche Holding AG	2.3
HSBC Holdings PLC	2.1
British American Tobacco PLC	2.1
Toyota Motor Corp	1.9
Rio Tinto PLC	1.9
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915740.101    1615-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Value Fund Fidelity Advisor® International Value Fund Class I : FIVQX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.80%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	38.3
Industrials	14.6
Materials	10.8
Energy	7.5
Health Care	7.1
Consumer Staples	4.8
Consumer Discretionary	4.7
Utilities	3.6
Information Technology	3.1
Communication Services	2.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
United Kingdom - 17.2
United States - 13.0
Germany - 10.9
France - 8.9
Spain - 4.8
Italy - 4.8
Australia - 3.9
Switzerland - 2.7
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.8
Mitsubishi UFJ Financial Group Inc	3.0
Shell PLC ADR	2.9
Sumitomo Mitsui Financial Group Inc	2.5
Lloyds Banking Group PLC	2.3
Roche Holding AG	2.3
HSBC Holdings PLC	2.1
British American Tobacco PLC	2.1
Toyota Motor Corp	1.9
Rio Tinto PLC	1.9
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915741.101    1616-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Value Fund Fidelity Advisor® International Value Fund Class C : FIVOX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.80%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	38.3
Industrials	14.6
Materials	10.8
Energy	7.5
Health Care	7.1
Consumer Staples	4.8
Consumer Discretionary	4.7
Utilities	3.6
Information Technology	3.1
Communication Services	2.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
United Kingdom - 17.2
United States - 13.0
Germany - 10.9
France - 8.9
Spain - 4.8
Italy - 4.8
Australia - 3.9
Switzerland - 2.7
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.8
Mitsubishi UFJ Financial Group Inc	3.0
Shell PLC ADR	2.9
Sumitomo Mitsui Financial Group Inc	2.5
Lloyds Banking Group PLC	2.3
Roche Holding AG	2.3
HSBC Holdings PLC	2.1
British American Tobacco PLC	2.1
Toyota Motor Corp	1.9
Rio Tinto PLC	1.9
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915739.101    1614-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Value Fund Fidelity Advisor® International Value Fund Class A : FIVMX

This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.05%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,455,711,259
Number of Holdings	108
Portfolio Turnover	33%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	38.3
Industrials	14.6
Materials	10.8
Energy	7.5
Health Care	7.1
Consumer Staples	4.8
Consumer Discretionary	4.7
Utilities	3.6
Information Technology	3.1
Communication Services	2.5
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
United Kingdom - 17.2
United States - 13.0
Germany - 10.9
France - 8.9
Spain - 4.8
Italy - 4.8
Australia - 3.9
Switzerland - 2.7
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.8
Mitsubishi UFJ Financial Group Inc	3.0
Shell PLC ADR	2.9
Sumitomo Mitsui Financial Group Inc	2.5
Lloyds Banking Group PLC	2.3
Roche Holding AG	2.3
HSBC Holdings PLC	2.1
British American Tobacco PLC	2.1
Toyota Motor Corp	1.9
Rio Tinto PLC	1.9
24.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915738.101    1612-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Opportunities Fund Fidelity® International Small Cap Opportunities Fund : FSCOX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Opportunities Fund	$ 42	0.81%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	14.3
Consumer Discretionary	14.1
Financials	9.3
Materials	7.7
Consumer Staples	4.2
Health Care	4.1
Real Estate	4.0
Energy	3.3
Communication Services	2.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
International Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 29.6
United Kingdom - 16.5
Sweden - 10.0
United States - 6.7
Netherlands - 4.8
Canada - 4.1
France - 3.9
Italy - 3.2
Belgium - 3.2
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	3.0
Games Workshop Group PLC	2.9
AddTech AB B Shares	2.8
BE Semiconductor Industries NV	2.3
KBC Ancora	2.3
Interpump Group SpA	2.2
Azbil Corp	2.1
Oxford Instruments PLC	2.0
Howden Joinery Group PLC	1.9
InterContinental Hotels Group PLC ADR	1.8
23.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915735.101    1504-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Opportunities Fund Fidelity Advisor® International Small Cap Opportunities Fund Class Z : FIQJX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.74%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	14.3
Consumer Discretionary	14.1
Financials	9.3
Materials	7.7
Consumer Staples	4.2
Health Care	4.1
Real Estate	4.0
Energy	3.3
Communication Services	2.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
International Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 29.6
United Kingdom - 16.5
Sweden - 10.0
United States - 6.7
Netherlands - 4.8
Canada - 4.1
France - 3.9
Italy - 3.2
Belgium - 3.2
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	3.0
Games Workshop Group PLC	2.9
AddTech AB B Shares	2.8
BE Semiconductor Industries NV	2.3
KBC Ancora	2.3
Interpump Group SpA	2.2
Azbil Corp	2.1
Oxford Instruments PLC	2.0
Howden Joinery Group PLC	1.9
InterContinental Hotels Group PLC ADR	1.8
23.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915736.101    3268-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Opportunities Fund Fidelity Advisor® International Small Cap Opportunities Fund Class M : FOPTX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.36%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	14.3
Consumer Discretionary	14.1
Financials	9.3
Materials	7.7
Consumer Staples	4.2
Health Care	4.1
Real Estate	4.0
Energy	3.3
Communication Services	2.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
International Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 29.6
United Kingdom - 16.5
Sweden - 10.0
United States - 6.7
Netherlands - 4.8
Canada - 4.1
France - 3.9
Italy - 3.2
Belgium - 3.2
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	3.0
Games Workshop Group PLC	2.9
AddTech AB B Shares	2.8
BE Semiconductor Industries NV	2.3
KBC Ancora	2.3
Interpump Group SpA	2.2
Azbil Corp	2.1
Oxford Instruments PLC	2.0
Howden Joinery Group PLC	1.9
InterContinental Hotels Group PLC ADR	1.8
23.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915733.101    1484-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Opportunities Fund Fidelity Advisor® International Small Cap Opportunities Fund Class I : FOPIX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.86%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	14.3
Consumer Discretionary	14.1
Financials	9.3
Materials	7.7
Consumer Staples	4.2
Health Care	4.1
Real Estate	4.0
Energy	3.3
Communication Services	2.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
International Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 29.6
United Kingdom - 16.5
Sweden - 10.0
United States - 6.7
Netherlands - 4.8
Canada - 4.1
France - 3.9
Italy - 3.2
Belgium - 3.2
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	3.0
Games Workshop Group PLC	2.9
AddTech AB B Shares	2.8
BE Semiconductor Industries NV	2.3
KBC Ancora	2.3
Interpump Group SpA	2.2
Azbil Corp	2.1
Oxford Instruments PLC	2.0
Howden Joinery Group PLC	1.9
InterContinental Hotels Group PLC ADR	1.8
23.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915734.101    1485-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Opportunities Fund Fidelity Advisor® International Small Cap Opportunities Fund Class C : FOPCX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.87%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	14.3
Consumer Discretionary	14.1
Financials	9.3
Materials	7.7
Consumer Staples	4.2
Health Care	4.1
Real Estate	4.0
Energy	3.3
Communication Services	2.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
International Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 29.6
United Kingdom - 16.5
Sweden - 10.0
United States - 6.7
Netherlands - 4.8
Canada - 4.1
France - 3.9
Italy - 3.2
Belgium - 3.2
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	3.0
Games Workshop Group PLC	2.9
AddTech AB B Shares	2.8
BE Semiconductor Industries NV	2.3
KBC Ancora	2.3
Interpump Group SpA	2.2
Azbil Corp	2.1
Oxford Instruments PLC	2.0
Howden Joinery Group PLC	1.9
InterContinental Hotels Group PLC ADR	1.8
23.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915732.101    1483-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Opportunities Fund Fidelity Advisor® International Small Cap Opportunities Fund Class A : FOPAX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.11%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,656,958,695
Number of Holdings	201
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	14.3
Consumer Discretionary	14.1
Financials	9.3
Materials	7.7
Consumer Staples	4.2
Health Care	4.1
Real Estate	4.0
Energy	3.3
Communication Services	2.1
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
International Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 29.6
United Kingdom - 16.5
Sweden - 10.0
United States - 6.7
Netherlands - 4.8
Canada - 4.1
France - 3.9
Italy - 3.2
Belgium - 3.2
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	3.0
Games Workshop Group PLC	2.9
AddTech AB B Shares	2.8
BE Semiconductor Industries NV	2.3
KBC Ancora	2.3
Interpump Group SpA	2.2
Azbil Corp	2.1
Oxford Instruments PLC	2.0
Howden Joinery Group PLC	1.9
InterContinental Hotels Group PLC ADR	1.8
23.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915731.101    1481-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Fund Fidelity® International Small Cap Fund : FISMX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Fund	$ 37	0.71%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.8
Financials	15.2
Materials	12.5
Consumer Discretionary	9.6
Information Technology	9.5
Consumer Staples	6.8
Health Care	5.8
Real Estate	5.4
Communication Services	4.1
Energy	4.0
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.4
United Kingdom - 10.5
United States - 5.2
China - 5.1
Taiwan - 4.5
Korea (South) - 4.2
Australia - 3.7
Canada - 3.6
Austria - 3.6
Others - 33.2

TOP HOLDINGS (% of Fund's net assets)
Test Research Co Ltd	1.2
Kawasaki Heavy Industries Ltd	1.2
Logista Integral SA	1.1
Subsea 7 SA	1.1
Vitzrocell Co Ltd	1.1
LG Innotek Co Ltd	1.1
Tripod Technology Corp	1.1
Maruwa Co Ltd/Aichi	1.1
Renesas Electronics Corp	1.1
Hokuhoku Financial Group Inc	1.0
11.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915716.101    818-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Fund Fidelity Advisor® International Small Cap Fund Class Z : FIQIX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.64%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.8
Financials	15.2
Materials	12.5
Consumer Discretionary	9.6
Information Technology	9.5
Consumer Staples	6.8
Health Care	5.8
Real Estate	5.4
Communication Services	4.1
Energy	4.0
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.4
United Kingdom - 10.5
United States - 5.2
China - 5.1
Taiwan - 4.5
Korea (South) - 4.2
Australia - 3.7
Canada - 3.6
Austria - 3.6
Others - 33.2

TOP HOLDINGS (% of Fund's net assets)
Test Research Co Ltd	1.2
Kawasaki Heavy Industries Ltd	1.2
Logista Integral SA	1.1
Subsea 7 SA	1.1
Vitzrocell Co Ltd	1.1
LG Innotek Co Ltd	1.1
Tripod Technology Corp	1.1
Maruwa Co Ltd/Aichi	1.1
Renesas Electronics Corp	1.1
Hokuhoku Financial Group Inc	1.0
11.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915715.101    3267-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Fund Fidelity Advisor® International Small Cap Fund Class M : FTISX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.25%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.8
Financials	15.2
Materials	12.5
Consumer Discretionary	9.6
Information Technology	9.5
Consumer Staples	6.8
Health Care	5.8
Real Estate	5.4
Communication Services	4.1
Energy	4.0
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.4
United Kingdom - 10.5
United States - 5.2
China - 5.1
Taiwan - 4.5
Korea (South) - 4.2
Australia - 3.7
Canada - 3.6
Austria - 3.6
Others - 33.2

TOP HOLDINGS (% of Fund's net assets)
Test Research Co Ltd	1.2
Kawasaki Heavy Industries Ltd	1.2
Logista Integral SA	1.1
Subsea 7 SA	1.1
Vitzrocell Co Ltd	1.1
LG Innotek Co Ltd	1.1
Tripod Technology Corp	1.1
Maruwa Co Ltd/Aichi	1.1
Renesas Electronics Corp	1.1
Hokuhoku Financial Group Inc	1.0
11.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915713.101    1261-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Fund Fidelity Advisor® International Small Cap Fund Class I : FIXIX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.75%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.8
Financials	15.2
Materials	12.5
Consumer Discretionary	9.6
Information Technology	9.5
Consumer Staples	6.8
Health Care	5.8
Real Estate	5.4
Communication Services	4.1
Energy	4.0
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.4
United Kingdom - 10.5
United States - 5.2
China - 5.1
Taiwan - 4.5
Korea (South) - 4.2
Australia - 3.7
Canada - 3.6
Austria - 3.6
Others - 33.2

TOP HOLDINGS (% of Fund's net assets)
Test Research Co Ltd	1.2
Kawasaki Heavy Industries Ltd	1.2
Logista Integral SA	1.1
Subsea 7 SA	1.1
Vitzrocell Co Ltd	1.1
LG Innotek Co Ltd	1.1
Tripod Technology Corp	1.1
Maruwa Co Ltd/Aichi	1.1
Renesas Electronics Corp	1.1
Hokuhoku Financial Group Inc	1.0
11.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915714.101    1262-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Fund Fidelity Advisor® International Small Cap Fund Class C : FICSX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.76%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.8
Financials	15.2
Materials	12.5
Consumer Discretionary	9.6
Information Technology	9.5
Consumer Staples	6.8
Health Care	5.8
Real Estate	5.4
Communication Services	4.1
Energy	4.0
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.4
United Kingdom - 10.5
United States - 5.2
China - 5.1
Taiwan - 4.5
Korea (South) - 4.2
Australia - 3.7
Canada - 3.6
Austria - 3.6
Others - 33.2

TOP HOLDINGS (% of Fund's net assets)
Test Research Co Ltd	1.2
Kawasaki Heavy Industries Ltd	1.2
Logista Integral SA	1.1
Subsea 7 SA	1.1
Vitzrocell Co Ltd	1.1
LG Innotek Co Ltd	1.1
Tripod Technology Corp	1.1
Maruwa Co Ltd/Aichi	1.1
Renesas Electronics Corp	1.1
Hokuhoku Financial Group Inc	1.0
11.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915712.101    1260-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Small Cap Fund Fidelity Advisor® International Small Cap Fund Class A : FIASX

This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.00%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$5,593,934,974
Number of Holdings	180
Portfolio Turnover	39%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.8
Financials	15.2
Materials	12.5
Consumer Discretionary	9.6
Information Technology	9.5
Consumer Staples	6.8
Health Care	5.8
Real Estate	5.4
Communication Services	4.1
Energy	4.0
Utilities	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 26.4
United Kingdom - 10.5
United States - 5.2
China - 5.1
Taiwan - 4.5
Korea (South) - 4.2
Australia - 3.7
Canada - 3.6
Austria - 3.6
Others - 33.2

TOP HOLDINGS (% of Fund's net assets)
Test Research Co Ltd	1.2
Kawasaki Heavy Industries Ltd	1.2
Logista Integral SA	1.1
Subsea 7 SA	1.1
Vitzrocell Co Ltd	1.1
LG Innotek Co Ltd	1.1
Tripod Technology Corp	1.1
Maruwa Co Ltd/Aichi	1.1
Renesas Electronics Corp	1.1
Hokuhoku Financial Group Inc	1.0
11.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915711.101    1258-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Growth Fund Fidelity® International Growth Fund : FIGFX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Growth Fund	$ 42	0.82%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.0
Information Technology	22.2
Materials	12.2
Health Care	7.2
Consumer Discretionary	6.8
Financials	5.7
Communication Services	0.8
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.9
Japan - 13.3
France - 12.1
United Kingdom - 11.6
Netherlands - 9.4
Sweden - 8.9
Switzerland - 6.2
Taiwan - 5.0
Germany - 2.3
Others - 7.3

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	8.1
Taiwan Semiconductor Manufacturing Co Ltd	5.0
Schneider Electric SE	3.6
CRH PLC	3.6
Safran SA	3.3
GE Vernova Inc	3.2
BAE Systems PLC	3.2
Rolls-Royce Holdings PLC	3.0
Airbus SE	3.0
Mitsubishi Heavy Industries Ltd	2.9
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915749.101    1979-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Growth Fund Fidelity Advisor® International Growth Fund Class Z : FZAJX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.75%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.0
Information Technology	22.2
Materials	12.2
Health Care	7.2
Consumer Discretionary	6.8
Financials	5.7
Communication Services	0.8
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.9
Japan - 13.3
France - 12.1
United Kingdom - 11.6
Netherlands - 9.4
Sweden - 8.9
Switzerland - 6.2
Taiwan - 5.0
Germany - 2.3
Others - 7.3

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	8.1
Taiwan Semiconductor Manufacturing Co Ltd	5.0
Schneider Electric SE	3.6
CRH PLC	3.6
Safran SA	3.3
GE Vernova Inc	3.2
BAE Systems PLC	3.2
Rolls-Royce Holdings PLC	3.0
Airbus SE	3.0
Mitsubishi Heavy Industries Ltd	2.9
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915754.101    2535-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Growth Fund Fidelity Advisor® International Growth Fund Class M : FITGX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 69	1.36%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.0
Information Technology	22.2
Materials	12.2
Health Care	7.2
Consumer Discretionary	6.8
Financials	5.7
Communication Services	0.8
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.9
Japan - 13.3
France - 12.1
United Kingdom - 11.6
Netherlands - 9.4
Sweden - 8.9
Switzerland - 6.2
Taiwan - 5.0
Germany - 2.3
Others - 7.3

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	8.1
Taiwan Semiconductor Manufacturing Co Ltd	5.0
Schneider Electric SE	3.6
CRH PLC	3.6
Safran SA	3.3
GE Vernova Inc	3.2
BAE Systems PLC	3.2
Rolls-Royce Holdings PLC	3.0
Airbus SE	3.0
Mitsubishi Heavy Industries Ltd	2.9
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915752.101    1988-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Growth Fund Fidelity Advisor® International Growth Fund Class I : FIIIX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.86%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.0
Information Technology	22.2
Materials	12.2
Health Care	7.2
Consumer Discretionary	6.8
Financials	5.7
Communication Services	0.8
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.9
Japan - 13.3
France - 12.1
United Kingdom - 11.6
Netherlands - 9.4
Sweden - 8.9
Switzerland - 6.2
Taiwan - 5.0
Germany - 2.3
Others - 7.3

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	8.1
Taiwan Semiconductor Manufacturing Co Ltd	5.0
Schneider Electric SE	3.6
CRH PLC	3.6
Safran SA	3.3
GE Vernova Inc	3.2
BAE Systems PLC	3.2
Rolls-Royce Holdings PLC	3.0
Airbus SE	3.0
Mitsubishi Heavy Industries Ltd	2.9
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915753.101    1989-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Growth Fund Fidelity Advisor® International Growth Fund Class C : FIGCX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.86%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.0
Information Technology	22.2
Materials	12.2
Health Care	7.2
Consumer Discretionary	6.8
Financials	5.7
Communication Services	0.8
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.9
Japan - 13.3
France - 12.1
United Kingdom - 11.6
Netherlands - 9.4
Sweden - 8.9
Switzerland - 6.2
Taiwan - 5.0
Germany - 2.3
Others - 7.3

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	8.1
Taiwan Semiconductor Manufacturing Co Ltd	5.0
Schneider Electric SE	3.6
CRH PLC	3.6
Safran SA	3.3
GE Vernova Inc	3.2
BAE Systems PLC	3.2
Rolls-Royce Holdings PLC	3.0
Airbus SE	3.0
Mitsubishi Heavy Industries Ltd	2.9
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915751.101    1987-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Growth Fund Fidelity Advisor® International Growth Fund Class A : FIAGX

This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.11%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$8,149,693,696
Number of Holdings	61
Portfolio Turnover	62%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	41.0
Information Technology	22.2
Materials	12.2
Health Care	7.2
Consumer Discretionary	6.8
Financials	5.7
Communication Services	0.8
Consumer Staples	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 23.9
Japan - 13.3
France - 12.1
United Kingdom - 11.6
Netherlands - 9.4
Sweden - 8.9
Switzerland - 6.2
Taiwan - 5.0
Germany - 2.3
Others - 7.3

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	8.1
Taiwan Semiconductor Manufacturing Co Ltd	5.0
Schneider Electric SE	3.6
CRH PLC	3.6
Safran SA	3.3
GE Vernova Inc	3.2
BAE Systems PLC	3.2
Rolls-Royce Holdings PLC	3.0
Airbus SE	3.0
Mitsubishi Heavy Industries Ltd	2.9
38.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915750.101    1985-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Discovery K6 Fund Fidelity® International Discovery K6 Fund : FDKFX

This semi-annual shareholder report contains information about Fidelity® International Discovery K6 Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery K6 Fund	$ 31	0.60%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$598,916,358
Number of Holdings	144
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.2
Financials	22.7
Information Technology	19.9
Communication Services	9.2
Consumer Discretionary	5.9
Health Care	5.6
Materials	2.8
Consumer Staples	2.4
Energy	1.4
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 19.8
United Kingdom - 17.4
United States - 7.4
Taiwan - 6.3
Germany - 6.2
Netherlands - 5.9
Sweden - 4.3
Spain - 4.1
China - 3.9
Others - 24.7

TOP HOLDINGS (% of Fund's net assets)
Zegona Communications plc	6.3
Taiwan Semiconductor Manufacturing Co Ltd	4.5
ASML Holding NV	3.5
Banco Santander SA	2.5
Investor AB B Shares	2.3
British American Tobacco PLC	2.2
Siemens AG	1.9
Mitsubishi UFJ Financial Group Inc	1.9
ITOCHU Corp	1.8
Schneider Electric SE	1.7
28.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915810.101    3461-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Discovery Fund Fidelity® International Discovery Fund : FIGRX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery Fund	$ 39	0.75%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.8
Financials	23.3
Information Technology	19.7
Communication Services	7.1
Consumer Discretionary	6.0
Health Care	6.0
Materials	3.0
Consumer Staples	2.4
Energy	1.5
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.2
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.4
United Kingdom - 15.2
United States - 7.7
Germany - 6.5
Taiwan - 6.4
Netherlands - 6.1
Sweden - 4.3
Spain - 4.2
China - 4.2
Others - 25.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Zegona Communications plc	3.9
ASML Holding NV	3.5
Banco Santander SA	2.5
Investor AB B Shares	2.4
British American Tobacco PLC	2.2
Siemens AG	2.0
Mitsubishi UFJ Financial Group Inc	2.0
ITOCHU Corp	2.0
Schneider Electric SE	1.8
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915642.101    305-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Discovery Fund Fidelity Advisor® International Discovery Fund Class Z : FZAIX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.68%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.8
Financials	23.3
Information Technology	19.7
Communication Services	7.1
Consumer Discretionary	6.0
Health Care	6.0
Materials	3.0
Consumer Staples	2.4
Energy	1.5
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.2
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.4
United Kingdom - 15.2
United States - 7.7
Germany - 6.5
Taiwan - 6.4
Netherlands - 6.1
Sweden - 4.3
Spain - 4.2
China - 4.2
Others - 25.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Zegona Communications plc	3.9
ASML Holding NV	3.5
Banco Santander SA	2.5
Investor AB B Shares	2.4
British American Tobacco PLC	2.2
Siemens AG	2.0
Mitsubishi UFJ Financial Group Inc	2.0
ITOCHU Corp	2.0
Schneider Electric SE	1.8
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915641.101    2534-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Discovery Fund Fidelity Advisor® International Discovery Fund Class M : FTADX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.29%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.8
Financials	23.3
Information Technology	19.7
Communication Services	7.1
Consumer Discretionary	6.0
Health Care	6.0
Materials	3.0
Consumer Staples	2.4
Energy	1.5
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.2
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.4
United Kingdom - 15.2
United States - 7.7
Germany - 6.5
Taiwan - 6.4
Netherlands - 6.1
Sweden - 4.3
Spain - 4.2
China - 4.2
Others - 25.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Zegona Communications plc	3.9
ASML Holding NV	3.5
Banco Santander SA	2.5
Investor AB B Shares	2.4
British American Tobacco PLC	2.2
Siemens AG	2.0
Mitsubishi UFJ Financial Group Inc	2.0
ITOCHU Corp	2.0
Schneider Electric SE	1.8
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915638.101    1401-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Discovery Fund Fidelity® International Discovery Fund Class K : FIDKX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.68%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.8
Financials	23.3
Information Technology	19.7
Communication Services	7.1
Consumer Discretionary	6.0
Health Care	6.0
Materials	3.0
Consumer Staples	2.4
Energy	1.5
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.2
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.4
United Kingdom - 15.2
United States - 7.7
Germany - 6.5
Taiwan - 6.4
Netherlands - 6.1
Sweden - 4.3
Spain - 4.2
China - 4.2
Others - 25.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Zegona Communications plc	3.9
ASML Holding NV	3.5
Banco Santander SA	2.5
Investor AB B Shares	2.4
British American Tobacco PLC	2.2
Siemens AG	2.0
Mitsubishi UFJ Financial Group Inc	2.0
ITOCHU Corp	2.0
Schneider Electric SE	1.8
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915640.101    2093-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Discovery Fund Fidelity Advisor® International Discovery Fund Class I : FIADX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.79%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.8
Financials	23.3
Information Technology	19.7
Communication Services	7.1
Consumer Discretionary	6.0
Health Care	6.0
Materials	3.0
Consumer Staples	2.4
Energy	1.5
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.2
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.4
United Kingdom - 15.2
United States - 7.7
Germany - 6.5
Taiwan - 6.4
Netherlands - 6.1
Sweden - 4.3
Spain - 4.2
China - 4.2
Others - 25.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Zegona Communications plc	3.9
ASML Holding NV	3.5
Banco Santander SA	2.5
Investor AB B Shares	2.4
British American Tobacco PLC	2.2
Siemens AG	2.0
Mitsubishi UFJ Financial Group Inc	2.0
ITOCHU Corp	2.0
Schneider Electric SE	1.8
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915639.101    1402-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Discovery Fund Fidelity Advisor® International Discovery Fund Class C : FCADX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.79%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.8
Financials	23.3
Information Technology	19.7
Communication Services	7.1
Consumer Discretionary	6.0
Health Care	6.0
Materials	3.0
Consumer Staples	2.4
Energy	1.5
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.2
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.4
United Kingdom - 15.2
United States - 7.7
Germany - 6.5
Taiwan - 6.4
Netherlands - 6.1
Sweden - 4.3
Spain - 4.2
China - 4.2
Others - 25.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Zegona Communications plc	3.9
ASML Holding NV	3.5
Banco Santander SA	2.5
Investor AB B Shares	2.4
British American Tobacco PLC	2.2
Siemens AG	2.0
Mitsubishi UFJ Financial Group Inc	2.0
ITOCHU Corp	2.0
Schneider Electric SE	1.8
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915637.101    1399-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Discovery Fund Fidelity Advisor® International Discovery Fund Class A : FAIDX

This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.04%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,541,282,277
Number of Holdings	146
Portfolio Turnover	77%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	25.8
Financials	23.3
Information Technology	19.7
Communication Services	7.1
Consumer Discretionary	6.0
Health Care	6.0
Materials	3.0
Consumer Staples	2.4
Energy	1.5
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.2
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.4
United Kingdom - 15.2
United States - 7.7
Germany - 6.5
Taiwan - 6.4
Netherlands - 6.1
Sweden - 4.3
Spain - 4.2
China - 4.2
Others - 25.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.6
Zegona Communications plc	3.9
ASML Holding NV	3.5
Banco Santander SA	2.5
Investor AB B Shares	2.4
British American Tobacco PLC	2.2
Siemens AG	2.0
Mitsubishi UFJ Financial Group Inc	2.0
ITOCHU Corp	2.0
Schneider Electric SE	1.8
26.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915636.101    1397-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Capital Appreciation K6 Fund Fidelity® International Capital Appreciation K6 Fund : FAPCX

This semi-annual shareholder report contains information about Fidelity® International Capital Appreciation K6 Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation K6 Fund	$ 34	0.66%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,258,816,802
Number of Holdings	64
Portfolio Turnover	141%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	27.0
Financials	24.1
Materials	6.7
Consumer Staples	3.3
Consumer Discretionary	2.7
Utilities	1.8
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.8
Japan - 15.9
Taiwan - 6.9
United Kingdom - 6.8
Israel - 6.5
Netherlands - 5.2
Germany - 5.2
India - 3.8
Spain - 3.8
Others - 26.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
ASML Holding NV	3.1
SK Hynix Inc	2.5
ASM International NV	2.1
Schneider Electric SE	2.1
Hitachi Ltd	2.1
Siemens Energy AG	2.1
Rolls-Royce Holdings PLC	2.1
Next Vision Stabilized Systems Ltd	2.0
Celestica Inc (United States)	2.0
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915794.101    2953-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Equity Income Fund Fidelity® Global Equity Income Fund : FGILX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Equity Income Fund	$ 44	0.85%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Financials	13.1
Industrials	12.1
Health Care	10.7
Communication Services	8.5
Consumer Staples	7.7
Consumer Discretionary	7.0
Energy	4.5
Utilities	3.4
Materials	2.2
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.8
United Kingdom - 8.8
Taiwan - 5.5
Canada - 4.0
Korea (South) - 4.0
Germany - 3.9
Japan - 3.8
France - 2.8
Netherlands - 2.0
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.5
Apple Inc	5.2
Alphabet Inc Class A	4.8
Microsoft Corp	4.3
Samsung Electronics Co Ltd	4.0
Broadcom Inc	2.6
JPMorgan Chase & Co	2.3
Rheinmetall AG	2.0
NXP Semiconductors NV	2.0
AbbVie Inc	1.6
34.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915780.101    2406-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Europe Fund Fidelity® Europe Fund : FIEUX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Europe Fund	$ 42	0.81%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.1
Industrials	20.8
Health Care	13.5
Information Technology	11.3
Consumer Discretionary	6.2
Energy	5.4
Communication Services	5.1
Materials	4.9
Consumer Staples	4.4
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 21.3
United States - 11.7
France - 11.1
Germany - 8.0
Italy - 7.7
Netherlands - 6.7
Spain - 5.4
Sweden - 4.9
Switzerland - 4.5
Others - 18.7

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	5.8
Siemens Energy AG	4.0
Astrazeneca PLC	3.9
Shell PLC	3.8
Roche Holding AG	3.2
Rolls-Royce Holdings PLC	2.9
Banco Santander SA	2.2
Siemens AG	2.1
Schneider Electric SE	2.1
Prudential PLC	1.9
31.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915633.101    301-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Europe Fund Fidelity Advisor® Europe Fund Class Z : FIQHX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.72%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.1
Industrials	20.8
Health Care	13.5
Information Technology	11.3
Consumer Discretionary	6.2
Energy	5.4
Communication Services	5.1
Materials	4.9
Consumer Staples	4.4
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 21.3
United States - 11.7
France - 11.1
Germany - 8.0
Italy - 7.7
Netherlands - 6.7
Spain - 5.4
Sweden - 4.9
Switzerland - 4.5
Others - 18.7

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	5.8
Siemens Energy AG	4.0
Astrazeneca PLC	3.9
Shell PLC	3.8
Roche Holding AG	3.2
Rolls-Royce Holdings PLC	2.9
Banco Santander SA	2.2
Siemens AG	2.1
Schneider Electric SE	2.1
Prudential PLC	1.9
31.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915634.101    3266-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Europe Fund Fidelity Advisor® Europe Fund Class M : FHJVX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.35%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.1
Industrials	20.8
Health Care	13.5
Information Technology	11.3
Consumer Discretionary	6.2
Energy	5.4
Communication Services	5.1
Materials	4.9
Consumer Staples	4.4
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 21.3
United States - 11.7
France - 11.1
Germany - 8.0
Italy - 7.7
Netherlands - 6.7
Spain - 5.4
Sweden - 4.9
Switzerland - 4.5
Others - 18.7

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	5.8
Siemens Energy AG	4.0
Astrazeneca PLC	3.9
Shell PLC	3.8
Roche Holding AG	3.2
Rolls-Royce Holdings PLC	2.9
Banco Santander SA	2.2
Siemens AG	2.1
Schneider Electric SE	2.1
Prudential PLC	1.9
31.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915631.101    2635-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Europe Fund Fidelity Advisor® Europe Fund Class I : FHJMX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.83%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.1
Industrials	20.8
Health Care	13.5
Information Technology	11.3
Consumer Discretionary	6.2
Energy	5.4
Communication Services	5.1
Materials	4.9
Consumer Staples	4.4
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 21.3
United States - 11.7
France - 11.1
Germany - 8.0
Italy - 7.7
Netherlands - 6.7
Spain - 5.4
Sweden - 4.9
Switzerland - 4.5
Others - 18.7

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	5.8
Siemens Energy AG	4.0
Astrazeneca PLC	3.9
Shell PLC	3.8
Roche Holding AG	3.2
Rolls-Royce Holdings PLC	2.9
Banco Santander SA	2.2
Siemens AG	2.1
Schneider Electric SE	2.1
Prudential PLC	1.9
31.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915632.101    2636-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Europe Fund Fidelity Advisor® Europe Fund Class C : FHJTX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.85%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.1
Industrials	20.8
Health Care	13.5
Information Technology	11.3
Consumer Discretionary	6.2
Energy	5.4
Communication Services	5.1
Materials	4.9
Consumer Staples	4.4
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 21.3
United States - 11.7
France - 11.1
Germany - 8.0
Italy - 7.7
Netherlands - 6.7
Spain - 5.4
Sweden - 4.9
Switzerland - 4.5
Others - 18.7

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	5.8
Siemens Energy AG	4.0
Astrazeneca PLC	3.9
Shell PLC	3.8
Roche Holding AG	3.2
Rolls-Royce Holdings PLC	2.9
Banco Santander SA	2.2
Siemens AG	2.1
Schneider Electric SE	2.1
Prudential PLC	1.9
31.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915630.101    2634-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Europe Fund Fidelity Advisor® Europe Fund Class A : FHJUX

This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.10%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$982,760,970
Number of Holdings	102
Portfolio Turnover	89%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.1
Industrials	20.8
Health Care	13.5
Information Technology	11.3
Consumer Discretionary	6.2
Energy	5.4
Communication Services	5.1
Materials	4.9
Consumer Staples	4.4
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 21.3
United States - 11.7
France - 11.1
Germany - 8.0
Italy - 7.7
Netherlands - 6.7
Spain - 5.4
Sweden - 4.9
Switzerland - 4.5
Others - 18.7

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	5.8
Siemens Energy AG	4.0
Astrazeneca PLC	3.9
Shell PLC	3.8
Roche Holding AG	3.2
Rolls-Royce Holdings PLC	2.9
Banco Santander SA	2.2
Siemens AG	2.1
Schneider Electric SE	2.1
Prudential PLC	1.9
31.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915629.101    2632-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Fund Fidelity® Emerging Markets Fund : FEMKX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Fund	$ 45	0.86%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.6
Financials	14.1
Industrials	11.5
Consumer Discretionary	7.8
Communication Services	7.7
Energy	5.3
Health Care	4.6
Consumer Staples	3.9
Materials	2.4
Utilities	0.7
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 23.1
Taiwan - 22.8
Korea (South) - 17.4
India - 9.3
United States - 4.9
Brazil - 4.8
United Arab Emirates - 1.9
France - 1.8
Mexico - 1.7
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	20.0
Samsung Electronics Co Ltd	6.6
SK Hynix Inc	6.3
Tencent Holdings Ltd	5.3
Alibaba Group Holding Ltd ADR	2.9
NVIDIA Corp	2.8
Contemporary Amperex Technology Co Ltd A Shares (China)	2.2
Sieyuan Electric Co Ltd A Shares (China)	1.7
Gaztransport Et Technigaz SA	1.5
SK Square Co Ltd	1.4
50.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915660.101    322-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Fund Fidelity Advisor® Emerging Markets Fund Class Z : FZEMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.74%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.6
Financials	14.1
Industrials	11.5
Consumer Discretionary	7.8
Communication Services	7.7
Energy	5.3
Health Care	4.6
Consumer Staples	3.9
Materials	2.4
Utilities	0.7
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 23.1
Taiwan - 22.8
Korea (South) - 17.4
India - 9.3
United States - 4.9
Brazil - 4.8
United Arab Emirates - 1.9
France - 1.8
Mexico - 1.7
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	20.0
Samsung Electronics Co Ltd	6.6
SK Hynix Inc	6.3
Tencent Holdings Ltd	5.3
Alibaba Group Holding Ltd ADR	2.9
NVIDIA Corp	2.8
Contemporary Amperex Technology Co Ltd A Shares (China)	2.2
Sieyuan Electric Co Ltd A Shares (China)	1.7
Gaztransport Et Technigaz SA	1.5
SK Square Co Ltd	1.4
50.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915665.101    6359-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Fund Fidelity Advisor® Emerging Markets Fund Class M : FEQMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.39%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.6
Financials	14.1
Industrials	11.5
Consumer Discretionary	7.8
Communication Services	7.7
Energy	5.3
Health Care	4.6
Consumer Staples	3.9
Materials	2.4
Utilities	0.7
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 23.1
Taiwan - 22.8
Korea (South) - 17.4
India - 9.3
United States - 4.9
Brazil - 4.8
United Arab Emirates - 1.9
France - 1.8
Mexico - 1.7
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	20.0
Samsung Electronics Co Ltd	6.6
SK Hynix Inc	6.3
Tencent Holdings Ltd	5.3
Alibaba Group Holding Ltd ADR	2.9
NVIDIA Corp	2.8
Contemporary Amperex Technology Co Ltd A Shares (China)	2.2
Sieyuan Electric Co Ltd A Shares (China)	1.7
Gaztransport Et Technigaz SA	1.5
SK Square Co Ltd	1.4
50.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915663.101    6357-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Fund Fidelity® Emerging Markets Fund Class K : FKEMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.74%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.6
Financials	14.1
Industrials	11.5
Consumer Discretionary	7.8
Communication Services	7.7
Energy	5.3
Health Care	4.6
Consumer Staples	3.9
Materials	2.4
Utilities	0.7
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 23.1
Taiwan - 22.8
Korea (South) - 17.4
India - 9.3
United States - 4.9
Brazil - 4.8
United Arab Emirates - 1.9
France - 1.8
Mexico - 1.7
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	20.0
Samsung Electronics Co Ltd	6.6
SK Hynix Inc	6.3
Tencent Holdings Ltd	5.3
Alibaba Group Holding Ltd ADR	2.9
NVIDIA Corp	2.8
Contemporary Amperex Technology Co Ltd A Shares (China)	2.2
Sieyuan Electric Co Ltd A Shares (China)	1.7
Gaztransport Et Technigaz SA	1.5
SK Square Co Ltd	1.4
50.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915659.101    2084-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Fund Fidelity Advisor® Emerging Markets Fund Class I : FECMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.88%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.6
Financials	14.1
Industrials	11.5
Consumer Discretionary	7.8
Communication Services	7.7
Energy	5.3
Health Care	4.6
Consumer Staples	3.9
Materials	2.4
Utilities	0.7
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 23.1
Taiwan - 22.8
Korea (South) - 17.4
India - 9.3
United States - 4.9
Brazil - 4.8
United Arab Emirates - 1.9
France - 1.8
Mexico - 1.7
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	20.0
Samsung Electronics Co Ltd	6.6
SK Hynix Inc	6.3
Tencent Holdings Ltd	5.3
Alibaba Group Holding Ltd ADR	2.9
NVIDIA Corp	2.8
Contemporary Amperex Technology Co Ltd A Shares (China)	2.2
Sieyuan Electric Co Ltd A Shares (China)	1.7
Gaztransport Et Technigaz SA	1.5
SK Square Co Ltd	1.4
50.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915664.101    6358-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Fund Fidelity Advisor® Emerging Markets Fund Class C : FEMMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.89%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.6
Financials	14.1
Industrials	11.5
Consumer Discretionary	7.8
Communication Services	7.7
Energy	5.3
Health Care	4.6
Consumer Staples	3.9
Materials	2.4
Utilities	0.7
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 23.1
Taiwan - 22.8
Korea (South) - 17.4
India - 9.3
United States - 4.9
Brazil - 4.8
United Arab Emirates - 1.9
France - 1.8
Mexico - 1.7
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	20.0
Samsung Electronics Co Ltd	6.6
SK Hynix Inc	6.3
Tencent Holdings Ltd	5.3
Alibaba Group Holding Ltd ADR	2.9
NVIDIA Corp	2.8
Contemporary Amperex Technology Co Ltd A Shares (China)	2.2
Sieyuan Electric Co Ltd A Shares (China)	1.7
Gaztransport Et Technigaz SA	1.5
SK Square Co Ltd	1.4
50.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915662.101    6356-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Fund Fidelity Advisor® Emerging Markets Fund Class A : FEDMX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.14%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$10,755,515,455
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.6
Financials	14.1
Industrials	11.5
Consumer Discretionary	7.8
Communication Services	7.7
Energy	5.3
Health Care	4.6
Consumer Staples	3.9
Materials	2.4
Utilities	0.7
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 23.1
Taiwan - 22.8
Korea (South) - 17.4
India - 9.3
United States - 4.9
Brazil - 4.8
United Arab Emirates - 1.9
France - 1.8
Mexico - 1.7
Others - 12.3

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	20.0
Samsung Electronics Co Ltd	6.6
SK Hynix Inc	6.3
Tencent Holdings Ltd	5.3
Alibaba Group Holding Ltd ADR	2.9
NVIDIA Corp	2.8
Contemporary Amperex Technology Co Ltd A Shares (China)	2.2
Sieyuan Electric Co Ltd A Shares (China)	1.7
Gaztransport Et Technigaz SA	1.5
SK Square Co Ltd	1.4
50.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915661.101    6355-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Discovery Fund Fidelity® Emerging Markets Discovery Fund : FEDDX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Discovery Fund	$ 51	0.93%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.8
Financials	18.0
Information Technology	15.2
Consumer Discretionary	11.7
Consumer Staples	7.3
Materials	6.7
Health Care	6.1
Energy	3.5
Real Estate	2.3
Communication Services	2.2
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 21.2
China - 17.2
Korea (South) - 10.5
India - 10.1
Brazil - 7.7
Mexico - 4.1
Poland - 3.7
South Africa - 3.3
Indonesia - 3.0
Others - 19.2

TOP HOLDINGS (% of Fund's net assets)
Unimicron Technology Corp	3.0
Chroma ATE Inc	2.2
Bizlink Holding Inc	2.2
ASPEED Technology Inc	1.9
Sasol Ltd	1.7
eMemory Technology Inc	1.6
First Resources Ltd	1.5
PRIO SA/Brazil	1.5
Yageo Corp	1.5
Airtac International Group	1.4
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915774.101    2374-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Discovery Fund Fidelity Advisor® Emerging Markets Discovery Fund Class Z : FIQGX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.85%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.8
Financials	18.0
Information Technology	15.2
Consumer Discretionary	11.7
Consumer Staples	7.3
Materials	6.7
Health Care	6.1
Energy	3.5
Real Estate	2.3
Communication Services	2.2
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 21.2
China - 17.2
Korea (South) - 10.5
India - 10.1
Brazil - 7.7
Mexico - 4.1
Poland - 3.7
South Africa - 3.3
Indonesia - 3.0
Others - 19.2

TOP HOLDINGS (% of Fund's net assets)
Unimicron Technology Corp	3.0
Chroma ATE Inc	2.2
Bizlink Holding Inc	2.2
ASPEED Technology Inc	1.9
Sasol Ltd	1.7
eMemory Technology Inc	1.6
First Resources Ltd	1.5
PRIO SA/Brazil	1.5
Yageo Corp	1.5
Airtac International Group	1.4
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915779.101    3265-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Discovery Fund Fidelity Advisor® Emerging Markets Discovery Fund Class M : FEDTX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 81	1.48%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.8
Financials	18.0
Information Technology	15.2
Consumer Discretionary	11.7
Consumer Staples	7.3
Materials	6.7
Health Care	6.1
Energy	3.5
Real Estate	2.3
Communication Services	2.2
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 21.2
China - 17.2
Korea (South) - 10.5
India - 10.1
Brazil - 7.7
Mexico - 4.1
Poland - 3.7
South Africa - 3.3
Indonesia - 3.0
Others - 19.2

TOP HOLDINGS (% of Fund's net assets)
Unimicron Technology Corp	3.0
Chroma ATE Inc	2.2
Bizlink Holding Inc	2.2
ASPEED Technology Inc	1.9
Sasol Ltd	1.7
eMemory Technology Inc	1.6
First Resources Ltd	1.5
PRIO SA/Brazil	1.5
Yageo Corp	1.5
Airtac International Group	1.4
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915777.101    2377-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Discovery Fund Fidelity Advisor® Emerging Markets Discovery Fund Class I : FEDIX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.98%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.8
Financials	18.0
Information Technology	15.2
Consumer Discretionary	11.7
Consumer Staples	7.3
Materials	6.7
Health Care	6.1
Energy	3.5
Real Estate	2.3
Communication Services	2.2
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 21.2
China - 17.2
Korea (South) - 10.5
India - 10.1
Brazil - 7.7
Mexico - 4.1
Poland - 3.7
South Africa - 3.3
Indonesia - 3.0
Others - 19.2

TOP HOLDINGS (% of Fund's net assets)
Unimicron Technology Corp	3.0
Chroma ATE Inc	2.2
Bizlink Holding Inc	2.2
ASPEED Technology Inc	1.9
Sasol Ltd	1.7
eMemory Technology Inc	1.6
First Resources Ltd	1.5
PRIO SA/Brazil	1.5
Yageo Corp	1.5
Airtac International Group	1.4
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915778.101    2378-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Discovery Fund Fidelity Advisor® Emerging Markets Discovery Fund Class C : FEDGX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 108	1.98%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.8
Financials	18.0
Information Technology	15.2
Consumer Discretionary	11.7
Consumer Staples	7.3
Materials	6.7
Health Care	6.1
Energy	3.5
Real Estate	2.3
Communication Services	2.2
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 21.2
China - 17.2
Korea (South) - 10.5
India - 10.1
Brazil - 7.7
Mexico - 4.1
Poland - 3.7
South Africa - 3.3
Indonesia - 3.0
Others - 19.2

TOP HOLDINGS (% of Fund's net assets)
Unimicron Technology Corp	3.0
Chroma ATE Inc	2.2
Bizlink Holding Inc	2.2
ASPEED Technology Inc	1.9
Sasol Ltd	1.7
eMemory Technology Inc	1.6
First Resources Ltd	1.5
PRIO SA/Brazil	1.5
Yageo Corp	1.5
Airtac International Group	1.4
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915776.101    2376-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Discovery Fund Fidelity Advisor® Emerging Markets Discovery Fund Class A : FEDAX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	1.23%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,488,600,335
Number of Holdings	106
Portfolio Turnover	66%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.8
Financials	18.0
Information Technology	15.2
Consumer Discretionary	11.7
Consumer Staples	7.3
Materials	6.7
Health Care	6.1
Energy	3.5
Real Estate	2.3
Communication Services	2.2
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 21.2
China - 17.2
Korea (South) - 10.5
India - 10.1
Brazil - 7.7
Mexico - 4.1
Poland - 3.7
South Africa - 3.3
Indonesia - 3.0
Others - 19.2

TOP HOLDINGS (% of Fund's net assets)
Unimicron Technology Corp	3.0
Chroma ATE Inc	2.2
Bizlink Holding Inc	2.2
ASPEED Technology Inc	1.9
Sasol Ltd	1.7
eMemory Technology Inc	1.6
First Resources Ltd	1.5
PRIO SA/Brazil	1.5
Yageo Corp	1.5
Airtac International Group	1.4
18.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915775.101    2375-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Asia Fund Fidelity® Emerging Asia Fund : FSEAX

This semi-annual shareholder report contains information about Fidelity® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Asia Fund	$ 56	1.03%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,945,723,581
Number of Holdings	73
Portfolio Turnover	98%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.1
Industrials	16.0
Financials	13.7
Consumer Discretionary	7.9
Communication Services	6.1
Materials	5.1
Health Care	3.0
Consumer Staples	1.8
Energy	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.9
Preferred Stocks - 4.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 30.7
Taiwan - 30.0
Korea (South) - 20.8
India - 7.9
Singapore - 3.8
United States - 2.9
Hong Kong - 1.6
Indonesia - 1.2
Philippines - 1.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.5
Tencent Holdings Ltd	4.6
Samsung Electronics Co Ltd non-voting shares	4.1
SK Square Co Ltd	4.0
MediaTek Inc	2.7
Delta Electronics Inc	2.5
Samsung Electronics Co Ltd	2.4
Oversea-Chinese Banking Corp Ltd	2.2
Contemporary Amperex Technology Co Ltd A Shares (China)	2.0
SK Hynix Inc	2.0
43.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915689.101    351-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Diversified International K6 Fund Fidelity® Diversified International K6 Fund : FKIDX

This semi-annual shareholder report contains information about Fidelity® Diversified International K6 Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International K6 Fund	$ 31	0.60%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$5,149,248,045
Number of Holdings	152
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.9
Industrials	23.3
Information Technology	15.5
Health Care	7.8
Materials	7.4
Consumer Discretionary	6.8
Energy	4.2
Consumer Staples	3.0
Utilities	2.2
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.0
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.1
United Kingdom - 15.0
United States - 11.5
Germany - 8.6
Spain - 5.0
France - 4.8
Italy - 4.4
Netherlands - 4.2
Canada - 3.8
Others - 22.6

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV depository receipt	3.3
Banco Santander SA	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Rolls-Royce Holdings PLC	2.1
Shell PLC	1.9
Siemens Energy AG	1.9
Lloyds Banking Group PLC	1.9
Schneider Electric SE	1.8
SK Hynix Inc	1.8
CaixaBank SA	1.7
21.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915793.101    2947-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Diversified International Fund Fidelity® Diversified International Fund : FDIVX

This semi-annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International Fund	$ 37	0.70%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$14,466,960,179
Number of Holdings	151
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.9
Industrials	23.2
Information Technology	15.4
Health Care	7.9
Materials	7.4
Consumer Discretionary	6.8
Energy	4.1
Consumer Staples	3.0
Utilities	2.2
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.0
United Kingdom - 15.0
United States - 11.7
Germany - 8.7
Spain - 5.0
France - 4.8
Italy - 4.4
Netherlands - 4.2
Canada - 3.7
Others - 22.5

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV depository receipt	3.3
Banco Santander SA	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Rolls-Royce Holdings PLC	2.1
Shell PLC	1.9
Siemens Energy AG	1.9
Lloyds Banking Group PLC	1.9
Schneider Electric SE	1.8
SK Hynix Inc	1.8
CaixaBank SA	1.7
21.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915667.101    325-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Diversified International Fund Fidelity® Diversified International Fund Class K : FDIKX

This semi-annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.63%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$14,466,960,179
Number of Holdings	151
Portfolio Turnover	51%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.9
Industrials	23.2
Information Technology	15.4
Health Care	7.9
Materials	7.4
Consumer Discretionary	6.8
Energy	4.1
Consumer Staples	3.0
Utilities	2.2
Communication Services	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.0
United Kingdom - 15.0
United States - 11.7
Germany - 8.7
Spain - 5.0
France - 4.8
Italy - 4.4
Netherlands - 4.2
Canada - 3.7
Others - 22.5

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV depository receipt	3.3
Banco Santander SA	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Rolls-Royce Holdings PLC	2.1
Shell PLC	1.9
Siemens Energy AG	1.9
Lloyds Banking Group PLC	1.9
Schneider Electric SE	1.8
SK Hynix Inc	1.8
CaixaBank SA	1.7
21.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915666.101    2082-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® China Region Fund Fidelity® China Region Fund : FHKCX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® China Region Fund	$ 51	0.90%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.5
Consumer Discretionary	9.7
Financials	8.8
Industrials	8.5
Communication Services	7.3
Materials	5.0
Health Care	4.2
Consumer Staples	0.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 44.9
China - 43.7
United States - 4.3
Hong Kong - 4.1
Korea (South) - 1.5
South Africa - 1.4
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	23.2
Tencent Holdings Ltd	5.8
Alibaba Group Holding Ltd	3.6
Delta Electronics Inc	3.4
MediaTek Inc	2.9
Elite Material Co Ltd	2.5
Bizlink Holding Inc	2.3
Zijin Mining Group Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.1
AIA Group Ltd	2.0
50.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915695.101    352-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® China Region Fund Fidelity Advisor® China Region Fund Class Z : FIQFX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.77%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.5
Consumer Discretionary	9.7
Financials	8.8
Industrials	8.5
Communication Services	7.3
Materials	5.0
Health Care	4.2
Consumer Staples	0.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 44.9
China - 43.7
United States - 4.3
Hong Kong - 4.1
Korea (South) - 1.5
South Africa - 1.4
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	23.2
Tencent Holdings Ltd	5.8
Alibaba Group Holding Ltd	3.6
Delta Electronics Inc	3.4
MediaTek Inc	2.9
Elite Material Co Ltd	2.5
Bizlink Holding Inc	2.3
Zijin Mining Group Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.1
AIA Group Ltd	2.0
50.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915694.101    3264-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® China Region Fund Fidelity Advisor® China Region Fund Class M : FHKTX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 80	1.43%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.5
Consumer Discretionary	9.7
Financials	8.8
Industrials	8.5
Communication Services	7.3
Materials	5.0
Health Care	4.2
Consumer Staples	0.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 44.9
China - 43.7
United States - 4.3
Hong Kong - 4.1
Korea (South) - 1.5
South Africa - 1.4
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	23.2
Tencent Holdings Ltd	5.8
Alibaba Group Holding Ltd	3.6
Delta Electronics Inc	3.4
MediaTek Inc	2.9
Elite Material Co Ltd	2.5
Bizlink Holding Inc	2.3
Zijin Mining Group Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.1
AIA Group Ltd	2.0
50.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915692.101    2067-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® China Region Fund Fidelity Advisor® China Region Fund Class I : FHKIX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.90%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.5
Consumer Discretionary	9.7
Financials	8.8
Industrials	8.5
Communication Services	7.3
Materials	5.0
Health Care	4.2
Consumer Staples	0.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 44.9
China - 43.7
United States - 4.3
Hong Kong - 4.1
Korea (South) - 1.5
South Africa - 1.4
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	23.2
Tencent Holdings Ltd	5.8
Alibaba Group Holding Ltd	3.6
Delta Electronics Inc	3.4
MediaTek Inc	2.9
Elite Material Co Ltd	2.5
Bizlink Holding Inc	2.3
Zijin Mining Group Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.1
AIA Group Ltd	2.0
50.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915693.101    2068-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® China Region Fund Fidelity Advisor® China Region Fund Class C : FCHKX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 108	1.93%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.5
Consumer Discretionary	9.7
Financials	8.8
Industrials	8.5
Communication Services	7.3
Materials	5.0
Health Care	4.2
Consumer Staples	0.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 44.9
China - 43.7
United States - 4.3
Hong Kong - 4.1
Korea (South) - 1.5
South Africa - 1.4
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	23.2
Tencent Holdings Ltd	5.8
Alibaba Group Holding Ltd	3.6
Delta Electronics Inc	3.4
MediaTek Inc	2.9
Elite Material Co Ltd	2.5
Bizlink Holding Inc	2.3
Zijin Mining Group Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.1
AIA Group Ltd	2.0
50.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915691.101    2066-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® China Region Fund Fidelity Advisor® China Region Fund Class A : FHKAX

This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	1.18%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$2,520,751,229
Number of Holdings	88
Portfolio Turnover	37%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	53.5
Consumer Discretionary	9.7
Financials	8.8
Industrials	8.5
Communication Services	7.3
Materials	5.0
Health Care	4.2
Consumer Staples	0.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 44.9
China - 43.7
United States - 4.3
Hong Kong - 4.1
Korea (South) - 1.5
South Africa - 1.4
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	23.2
Tencent Holdings Ltd	5.8
Alibaba Group Holding Ltd	3.6
Delta Electronics Inc	3.4
MediaTek Inc	2.9
Elite Material Co Ltd	2.5
Bizlink Holding Inc	2.3
Zijin Mining Group Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.1
AIA Group Ltd	2.0
50.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915690.101    2064-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Canada Fund Fidelity® Canada Fund : FICDX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Canada Fund	$ 35	0.65%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.0
Energy	19.5
Materials	16.7
Industrials	12.1
Consumer Discretionary	7.8
Consumer Staples	7.2
Information Technology	6.9
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 90.3
United States - 4.0
Brazil - 3.5
Chile - 1.3
Zambia - 0.9

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	8.5
Toronto Dominion Bank	5.0
Canadian Pacific Kansas City Ltd	4.9
Canadian Natural Resources Ltd	4.9
Franco-Nevada Corp	4.8
Alimentation Couche-Tard Inc	4.1
PrairieSky Royalty Ltd	4.0
Suncor Energy Inc	3.8
Shopify Inc Class A	3.7
Wheaton Precious Metals Corp	3.5
47.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915649.101    309-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Canada Fund Fidelity Advisor® Canada Fund Class Z : FIQEX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.57%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.0
Energy	19.5
Materials	16.7
Industrials	12.1
Consumer Discretionary	7.8
Consumer Staples	7.2
Information Technology	6.9
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 90.3
United States - 4.0
Brazil - 3.5
Chile - 1.3
Zambia - 0.9

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	8.5
Toronto Dominion Bank	5.0
Canadian Pacific Kansas City Ltd	4.9
Canadian Natural Resources Ltd	4.9
Franco-Nevada Corp	4.8
Alimentation Couche-Tard Inc	4.1
PrairieSky Royalty Ltd	4.0
Suncor Energy Inc	3.8
Shopify Inc Class A	3.7
Wheaton Precious Metals Corp	3.5
47.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915650.101    3263-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Canada Fund Fidelity Advisor® Canada Fund Class M : FTCNX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.20%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.0
Energy	19.5
Materials	16.7
Industrials	12.1
Consumer Discretionary	7.8
Consumer Staples	7.2
Information Technology	6.9
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 90.3
United States - 4.0
Brazil - 3.5
Chile - 1.3
Zambia - 0.9

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	8.5
Toronto Dominion Bank	5.0
Canadian Pacific Kansas City Ltd	4.9
Canadian Natural Resources Ltd	4.9
Franco-Nevada Corp	4.8
Alimentation Couche-Tard Inc	4.1
PrairieSky Royalty Ltd	4.0
Suncor Energy Inc	3.8
Shopify Inc Class A	3.7
Wheaton Precious Metals Corp	3.5
47.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915647.101    1859-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Canada Fund Fidelity Advisor® Canada Fund Class I : FICCX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.69%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.0
Energy	19.5
Materials	16.7
Industrials	12.1
Consumer Discretionary	7.8
Consumer Staples	7.2
Information Technology	6.9
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 90.3
United States - 4.0
Brazil - 3.5
Chile - 1.3
Zambia - 0.9

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	8.5
Toronto Dominion Bank	5.0
Canadian Pacific Kansas City Ltd	4.9
Canadian Natural Resources Ltd	4.9
Franco-Nevada Corp	4.8
Alimentation Couche-Tard Inc	4.1
PrairieSky Royalty Ltd	4.0
Suncor Energy Inc	3.8
Shopify Inc Class A	3.7
Wheaton Precious Metals Corp	3.5
47.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915648.101    1861-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Canada Fund Fidelity Advisor® Canada Fund Class C : FCCNX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.70%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.0
Energy	19.5
Materials	16.7
Industrials	12.1
Consumer Discretionary	7.8
Consumer Staples	7.2
Information Technology	6.9
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 90.3
United States - 4.0
Brazil - 3.5
Chile - 1.3
Zambia - 0.9

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	8.5
Toronto Dominion Bank	5.0
Canadian Pacific Kansas City Ltd	4.9
Canadian Natural Resources Ltd	4.9
Franco-Nevada Corp	4.8
Alimentation Couche-Tard Inc	4.1
PrairieSky Royalty Ltd	4.0
Suncor Energy Inc	3.8
Shopify Inc Class A	3.7
Wheaton Precious Metals Corp	3.5
47.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915646.101    1858-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Canada Fund Fidelity Advisor® Canada Fund Class A : FACNX

This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.95%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,144,927,253
Number of Holdings	69
Portfolio Turnover	19%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	28.0
Energy	19.5
Materials	16.7
Industrials	12.1
Consumer Discretionary	7.8
Consumer Staples	7.2
Information Technology	6.9
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 90.3
United States - 4.0
Brazil - 3.5
Chile - 1.3
Zambia - 0.9

TOP HOLDINGS (% of Fund's net assets)
Royal Bank of Canada	8.5
Toronto Dominion Bank	5.0
Canadian Pacific Kansas City Ltd	4.9
Canadian Natural Resources Ltd	4.9
Franco-Nevada Corp	4.8
Alimentation Couche-Tard Inc	4.1
PrairieSky Royalty Ltd	4.0
Suncor Energy Inc	3.8
Shopify Inc Class A	3.7
Wheaton Precious Metals Corp	3.5
47.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915645.101    1856-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Equity Income Fund Fidelity Advisor® Global Equity Income Fund Class M : FGEGX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	1.40%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Financials	13.1
Industrials	12.1
Health Care	10.7
Communication Services	8.5
Consumer Staples	7.7
Consumer Discretionary	7.0
Energy	4.5
Utilities	3.4
Materials	2.2
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.8
United Kingdom - 8.8
Taiwan - 5.5
Canada - 4.0
Korea (South) - 4.0
Germany - 3.9
Japan - 3.8
France - 2.8
Netherlands - 2.0
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.5
Apple Inc	5.2
Alphabet Inc Class A	4.8
Microsoft Corp	4.3
Samsung Electronics Co Ltd	4.0
Broadcom Inc	2.6
JPMorgan Chase & Co	2.3
Rheinmetall AG	2.0
NXP Semiconductors NV	2.0
AbbVie Inc	1.6
34.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918443.101    7767-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Equity Income Fund Fidelity Advisor® Global Equity Income Fund Class C : FGEHX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.90%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Financials	13.1
Industrials	12.1
Health Care	10.7
Communication Services	8.5
Consumer Staples	7.7
Consumer Discretionary	7.0
Energy	4.5
Utilities	3.4
Materials	2.2
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.8
United Kingdom - 8.8
Taiwan - 5.5
Canada - 4.0
Korea (South) - 4.0
Germany - 3.9
Japan - 3.8
France - 2.8
Netherlands - 2.0
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.5
Apple Inc	5.2
Alphabet Inc Class A	4.8
Microsoft Corp	4.3
Samsung Electronics Co Ltd	4.0
Broadcom Inc	2.6
JPMorgan Chase & Co	2.3
Rheinmetall AG	2.0
NXP Semiconductors NV	2.0
AbbVie Inc	1.6
34.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918441.101    7768-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Equity Income Fund Fidelity Advisor® Global Equity Income Fund Class I : FGEJX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.89%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Financials	13.1
Industrials	12.1
Health Care	10.7
Communication Services	8.5
Consumer Staples	7.7
Consumer Discretionary	7.0
Energy	4.5
Utilities	3.4
Materials	2.2
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.8
United Kingdom - 8.8
Taiwan - 5.5
Canada - 4.0
Korea (South) - 4.0
Germany - 3.9
Japan - 3.8
France - 2.8
Netherlands - 2.0
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.5
Apple Inc	5.2
Alphabet Inc Class A	4.8
Microsoft Corp	4.3
Samsung Electronics Co Ltd	4.0
Broadcom Inc	2.6
JPMorgan Chase & Co	2.3
Rheinmetall AG	2.0
NXP Semiconductors NV	2.0
AbbVie Inc	1.6
34.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918445.101    7769-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Equity Income Fund Fidelity Advisor® Global Equity Income Fund Class Z : FGEKX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.76%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Financials	13.1
Industrials	12.1
Health Care	10.7
Communication Services	8.5
Consumer Staples	7.7
Consumer Discretionary	7.0
Energy	4.5
Utilities	3.4
Materials	2.2
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.8
United Kingdom - 8.8
Taiwan - 5.5
Canada - 4.0
Korea (South) - 4.0
Germany - 3.9
Japan - 3.8
France - 2.8
Netherlands - 2.0
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.5
Apple Inc	5.2
Alphabet Inc Class A	4.8
Microsoft Corp	4.3
Samsung Electronics Co Ltd	4.0
Broadcom Inc	2.6
JPMorgan Chase & Co	2.3
Rheinmetall AG	2.0
NXP Semiconductors NV	2.0
AbbVie Inc	1.6
34.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918447.101    7770-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global Equity Income Fund Fidelity Advisor® Global Equity Income Fund Class A : FGEEX

This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.15%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$467,170,275
Number of Holdings	150
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Financials	13.1
Industrials	12.1
Health Care	10.7
Communication Services	8.5
Consumer Staples	7.7
Consumer Discretionary	7.0
Energy	4.5
Utilities	3.4
Materials	2.2
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.8
United Kingdom - 8.8
Taiwan - 5.5
Canada - 4.0
Korea (South) - 4.0
Germany - 3.9
Japan - 3.8
France - 2.8
Netherlands - 2.0
Others - 6.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.5
Apple Inc	5.2
Alphabet Inc Class A	4.8
Microsoft Corp	4.3
Samsung Electronics Co Ltd	4.0
Broadcom Inc	2.6
JPMorgan Chase & Co	2.3
Rheinmetall AG	2.0
NXP Semiconductors NV	2.0
AbbVie Inc	1.6
34.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918439.101    7766-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Overseas Fund Fidelity Advisor® Overseas Fund Class M : FOVMX

This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 13, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 51	1.09%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.9
Financials	22.8
Information Technology	13.7
Health Care	10.6
Materials	8.7
Consumer Staples	4.8
Consumer Discretionary	4.0
Utilities	3.4
Energy	1.8
Communication Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 16.1
United States - 14.0
Germany - 8.0
Spain - 7.5
France - 7.5
Netherlands - 6.2
Italy - 4.1
Sweden - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.3
Schneider Electric SE	2.9
Banco Santander SA	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Rolls-Royce Holdings PLC	2.5
Iberdrola SA	2.4
Allianz SE	2.4
Safran SA	2.3
CaixaBank SA	2.2
Roche Holding AG	2.2
26.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919133.100    9061-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Overseas Fund Fidelity Advisor® Overseas Fund Class A : FOVBX

This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 13, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 40	0.84%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.9
Financials	22.8
Information Technology	13.7
Health Care	10.6
Materials	8.7
Consumer Staples	4.8
Consumer Discretionary	4.0
Utilities	3.4
Energy	1.8
Communication Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 16.1
United States - 14.0
Germany - 8.0
Spain - 7.5
France - 7.5
Netherlands - 6.2
Italy - 4.1
Sweden - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.3
Schneider Electric SE	2.9
Banco Santander SA	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Rolls-Royce Holdings PLC	2.5
Iberdrola SA	2.4
Allianz SE	2.4
Safran SA	2.3
CaixaBank SA	2.2
Roche Holding AG	2.2
26.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919131.100    9059-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Overseas Fund Fidelity Advisor® Overseas Fund Class C : FOVDX

This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 13, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 74	1.57%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.9
Financials	22.8
Information Technology	13.7
Health Care	10.6
Materials	8.7
Consumer Staples	4.8
Consumer Discretionary	4.0
Utilities	3.4
Energy	1.8
Communication Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 16.1
United States - 14.0
Germany - 8.0
Spain - 7.5
France - 7.5
Netherlands - 6.2
Italy - 4.1
Sweden - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.3
Schneider Electric SE	2.9
Banco Santander SA	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Rolls-Royce Holdings PLC	2.5
Iberdrola SA	2.4
Allianz SE	2.4
Safran SA	2.3
CaixaBank SA	2.2
Roche Holding AG	2.2
26.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919135.100    9062-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Overseas Fund Fidelity Advisor® Overseas Fund Class I : FOVHX

This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 13, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 28	0.59%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.9
Financials	22.8
Information Technology	13.7
Health Care	10.6
Materials	8.7
Consumer Staples	4.8
Consumer Discretionary	4.0
Utilities	3.4
Energy	1.8
Communication Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 16.1
United States - 14.0
Germany - 8.0
Spain - 7.5
France - 7.5
Netherlands - 6.2
Italy - 4.1
Sweden - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.3
Schneider Electric SE	2.9
Banco Santander SA	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Rolls-Royce Holdings PLC	2.5
Iberdrola SA	2.4
Allianz SE	2.4
Safran SA	2.3
CaixaBank SA	2.2
Roche Holding AG	2.2
26.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919137.100    9063-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Overseas Fund Fidelity Advisor® Overseas Fund Class Z : FVOZX

This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 13, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 22	0.46%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,653,462,377
Number of Holdings	81
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	27.9
Financials	22.8
Information Technology	13.7
Health Care	10.6
Materials	8.7
Consumer Staples	4.8
Consumer Discretionary	4.0
Utilities	3.4
Energy	1.8
Communication Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 16.1
United States - 14.0
Germany - 8.0
Spain - 7.5
France - 7.5
Netherlands - 6.2
Italy - 4.1
Sweden - 2.6
Others - 13.8

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.3
Schneider Electric SE	2.9
Banco Santander SA	2.9
Taiwan Semiconductor Manufacturing Co Ltd	2.6
Rolls-Royce Holdings PLC	2.5
Iberdrola SA	2.4
Allianz SE	2.4
Safran SA	2.3
CaixaBank SA	2.2
Roche Holding AG	2.2
26.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919139.100    9064-TSRS-0626

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund
Fidelity® China Region Fund
Fidelity® Emerging Asia Fund
Fidelity® Emerging Markets Fund
Fidelity® Europe Fund
Fidelity® Japan Fund
Fidelity® Japan Smaller Companies Fund
Fidelity® Nordic Fund
Fidelity® Pacific Basin Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Canada Fund
Fidelity® China Region Fund
Fidelity® Emerging Asia Fund
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Fund
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Europe Fund
Fidelity® Japan Fund
Fidelity® Japan Smaller Companies Fund
Fidelity® Nordic Fund
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Pacific Basin Fund
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Canada Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 3.5%
Materials - 3.5%
Metals & Mining - 3.5%
Wheaton Precious Metals Corp	315,222	39,817,272
CANADA - 90.1%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Quebecor Inc Multiple Voting Shares	321,519	13,018,401
Consumer Discretionary - 7.2%
Broadline Retail - 3.0%
Dollarama Inc	270,341	34,550,151
Hotels, Restaurants & Leisure - 1.8%
Restaurant Brands International Inc	259,674	20,954,001
Specialty Retail - 2.3%
Aritzia Inc Subordinate Voting Shares (c)	96,226	10,156,382
Diversified Royalty Corp	2,014,150	6,331,520
KITS Eyecare Ltd (c)	118,784	1,230,383
Pet Valu Holdings Ltd	521,413	8,164,652
		25,882,937
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	142,176	1,619,216
TOTAL CONSUMER DISCRETIONARY		83,006,305
Consumer Staples - 7.2%
Beverages - 0.0%
GURU Organic Energy Corp (c)	237,100	698,200
Consumer Staples Distribution & Retail - 6.8%
Alimentation Couche-Tard Inc	798,028	47,211,345
Metro Inc/CN	338,875	22,717,236
North West Co Inc/The	201,761	7,557,404
		77,485,985
Personal Care Products - 0.4%
Jamieson Wellness Inc (a)(b)	175,563	4,369,849
TOTAL CONSUMER STAPLES		82,554,034
Energy - 19.3%
Energy Equipment & Services - 1.1%
Pason Systems Inc	594,589	6,115,072
TerraVest Industries Inc	63,672	6,494,933
		12,610,005
Oil, Gas & Consumable Fuels - 18.2%
Cameco Corp	95,330	11,718,779
Canadian Natural Resources Ltd	1,161,775	55,456,614
Imperial Oil Ltd (d)	216,244	28,967,319
PrairieSky Royalty Ltd	1,814,518	45,832,159
South Bow Corp	670,154	22,941,187
Suncor Energy Inc	639,607	43,828,630
		208,744,688
TOTAL ENERGY		221,354,693
Financials - 28.0%
Banks - 16.2%
Bank of Montreal	205,653	31,315,395
Royal Bank of Canada	536,367	96,469,851
Toronto Dominion Bank	528,227	56,903,933
		184,689,179
Capital Markets - 4.5%
Brookfield Asset Management Ltd Class A	324,418	15,586,203
Brookfield Corp Class A	408,098	18,431,783
TMX Group Ltd	435,476	17,760,791
		51,778,777
Insurance - 7.3%
Definity Financial Corp	469,696	23,945,557
Intact Financial Corp	150,033	28,909,808
Sun Life Financial Inc	416,764	30,028,117
		82,883,482
TOTAL FINANCIALS		319,351,438
Industrials - 9.6%
Commercial Services & Supplies - 0.8%
BOYD GROUP INC	72,867	9,007,323
Ground Transportation - 6.6%
Canadian National Railway Co	117,654	13,214,908
Canadian Pacific Kansas City Ltd	646,424	56,221,542
TFI International Inc	45,662	6,533,564
		75,970,014
Professional Services - 2.2%
Thomson Reuters Corp	265,217	25,370,705
TOTAL INDUSTRIALS		110,348,042
Information Technology - 6.7%
IT Services - 3.7%
Shopify Inc Class A (c)	348,533	42,305,828
Software - 3.0%
ApplyBoard Inc (c)(e)(f)	1,677	6,960
ApplyBoard Inc non-voting shares (c)(e)(f)	414	1,717
Constellation Software Inc/Canada	17,788	32,396,331
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	19,300	1
Dye & Durham Ltd (d)	809,900	2,086,833
		34,491,842
TOTAL INFORMATION TECHNOLOGY		76,797,670
Materials - 11.0%
Containers & Packaging - 1.0%
CCL Industries Inc Class A	25,900	1,635,588
CCL Industries Inc Class B	153,568	9,697,842
		11,333,430
Metals & Mining - 9.5%
Agnico Eagle Mines Ltd/CA	162,137	30,488,942
Franco-Nevada Corp	237,655	54,828,523
G Mining Ventures Corp (c)	102,068	3,537,646
G2 Goldfields Inc (c)	32,000	244,767
Hemlo Mining Corp (c)	2,704,700	10,453,620
Lumina Metals Corp	154,900	1,425,443
Minera Alamos Inc (c)	407,362	1,814,363
Minera Alamos Inc warrants (c)	281,600	340,445
Triple Flag Precious Metals Corp	176,825	5,644,445
		108,778,194
Paper & Forest Products - 0.5%
Stella-Jones Inc	89,819	5,558,350
TOTAL MATERIALS		125,669,974
TOTAL CANADA		1,032,100,557
CHILE - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Lundin Mining Corp	571,407	14,664,297
UNITED STATES - 3.3%
Consumer Discretionary - 0.6%
Leisure Products - 0.6%
BRP Inc Subordinate Voting Shares	132,299	7,403,134
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Sunococorp LLC	26,877	1,792,158
Industrials - 2.5%
Commercial Services & Supplies - 2.5%
GFL Environmental Inc Subordinate Voting Shares	701,497	28,145,608
TOTAL UNITED STATES		37,340,900
ZAMBIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
First Quantum Minerals Ltd (c)	431,711	10,570,698
TOTAL COMMON STOCKS (Cost $492,487,209)		1,134,493,724

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Valsoft Corp Series A-1.2 (c)(e)(f)	126	1,122,928
Valsoft Corp Series A-1.3 (c)(e)(f)	45	401,046
Valsoft Corp Series A-1.4 (c)(e)(f)	58	516,904

TOTAL CANADA		2,040,878
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,686,002)		2,040,878

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
ApplyBoard Inc Series A1 (c)(e)(f)	2,063	8,644
ApplyBoard Inc Series A2 (c)(e)(f)	1,615	6,783
ApplyBoard Inc Series A3 (c)(e)(f)	92	387
ApplyBoard Inc Series D (c)(e)(f)	4,504	40,131
ApplyBoard Inc Series SEED (c)(e)(f)	617	2,567

TOTAL CANADA		58,512
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $770,130)		58,512

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	2,038,330	2,038,738
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	1,695,398	1,695,568
TOTAL MONEY MARKET FUNDS (Cost $3,734,306)			3,734,306

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $499,677,647)	1,140,327,420
NET OTHER ASSETS (LIABILITIES) - 0.4%	4,599,833
NET ASSETS - 100.0%	1,144,927,253

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,369,849 or 0.4% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,369,849 or 0.4% of net assets.

(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,108,067 or 0.2% of net assets.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard Inc	6/4/2021 - 6/30/2021	85,688

ApplyBoard Inc non-voting shares	6/30/2021	44,289

ApplyBoard Inc Series A1	6/4/2021	133,582

ApplyBoard Inc Series A2	6/4/2021	104,573

ApplyBoard Inc Series A3	6/4/2021	5,957

ApplyBoard Inc Series D	6/4/2021	486,066

ApplyBoard Inc Series SEED	6/4/2021	39,952

Valsoft Corp Series A-1.2	3/14/2025	1,475,928

Valsoft Corp Series A-1.3	3/17/2025	446,709

Valsoft Corp Series A-1.4	3/17/2025	763,365

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	577,285	34,951,877	33,490,501	21,611	77	-	2,038,738	2,038,330	0.0%
Fidelity Securities Lending Cash Central Fund	13,443,383	11,620,637	23,369,124	41,749	672	-	1,695,568	1,695,398	0.0%
Total	14,020,668	46,572,514	56,859,625	63,360	749	-	3,734,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	13,018,401	13,018,401	-	-
Consumer Discretionary	90,409,439	90,409,439	-	-
Consumer Staples	82,554,034	82,554,034	-	-
Energy	223,146,851	223,146,851	-	-
Financials	319,351,438	319,351,438	-	-
Industrials	138,493,650	138,493,650	-	-
Information Technology	76,797,670	76,788,992	-	8,678
Materials	190,722,241	190,381,796	340,445	-

Convertible Preferred Stocks
Information Technology	2,040,878	-	-	2,040,878

Non-Convertible Preferred Stocks
Information Technology	58,512	-	-	58,512

Money Market Funds	3,734,306	3,734,306	-	-
Total Investments in Securities:	1,140,327,420	1,137,878,907	340,445	2,108,068
Fidelity® Canada Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,613,766) - See accompanying schedule:
Unaffiliated issuers (cost $495,943,341)	$1,136,593,114
Fidelity Central Funds (cost $3,734,306)	3,734,306

Total Investment in Securities (cost $499,677,647)		$1,140,327,420
Foreign currency held at value (cost $8,779,651)		8,863,111
Receivable for investments sold		1,030,536
Receivable for fund shares sold		1,966,027
Dividends receivable		905,016
Distributions receivable from Fidelity Central Funds		11,891
Prepaid expenses		275
Total assets		1,153,104,276
Liabilities
Payable to custodian bank	$396
Payable for investments purchased	4,861,025
Payable for fund shares redeemed	982,047
Accrued management fee	595,343
Distribution and service plan fees payable	10,697
Other payables and accrued expenses	36,194
Collateral on securities loaned	1,691,321
Total liabilities		8,177,023
Net Assets		$1,144,927,253
Net Assets consist of:
Paid in capital		$457,203,967
Total accumulated earnings (loss)		687,723,286
Net Assets		$1,144,927,253

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($34,802,351 ÷ 418,317 shares)(a)		$83.20
Maximum offering price per share (100/94.25 of $83.20)		$88.28
Class M :
Net Asset Value and redemption price per share ($7,201,644 ÷ 86,953 shares)(a)		$82.82
Maximum offering price per share (100/96.50 of $82.82)		$85.82
Class C :
Net Asset Value and offering price per share ($637,685 ÷ 7,745 shares)(a)		$82.34
Canada :
Net Asset Value, offering price and redemption price per share ($1,085,111,284 ÷ 12,981,342 shares)		$83.59
Class I :
Net Asset Value, offering price and redemption price per share ($8,236,041 ÷ 97,696 shares)		$84.30
Class Z :
Net Asset Value, offering price and redemption price per share ($8,938,248 ÷ 107,571 shares)		$83.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$10,036,735
Interest		72,144
Income from Fidelity Central Funds (including $41,749 from security lending)		63,360
Income before foreign taxes withheld		$10,172,239
Less foreign taxes withheld		(1,579,546)
Total income		8,592,693
Expenses
Management fee
Basic fee	$4,424,849
Performance adjustment	(950,752)
Distribution and service plan fees	62,677
Custodian fees and expenses	14,790
Independent trustees' fees and expenses	1,698
Registration fees	67,895
Audit fees	30,713
Legal	571
Interest	2,443
Miscellaneous	1,520
Total expenses		3,656,404
Net Investment income (loss)		4,936,289
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	48,022,542
Fidelity Central Funds	749
Foreign currency transactions	459,362
Written options	102,109
Total net realized gain (loss)		48,584,762
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	91,808,586
Assets and liabilities in foreign currencies	75,280
Written options	482,540
Total change in net unrealized appreciation (depreciation)		92,366,406
Net gain (loss)		140,951,168
Net increase (decrease) in net assets resulting from operations		$145,887,457
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,936,289	$10,156,392
Net realized gain (loss)	48,584,762	56,003,808
Change in net unrealized appreciation (depreciation)	92,366,406	82,206,467
Net increase (decrease) in net assets resulting from operations	145,887,457	148,366,667
Distributions to shareholders	(59,702,550)	(64,898,988)

Share transactions - net increase (decrease)	3,870,248	28,927,501

Total increase (decrease) in net assets	90,055,155	112,395,180

Net Assets
Beginning of period	1,054,872,098	942,476,918
End of period	$1,144,927,253	$1,054,872,098

Financial Highlights
Fidelity Advisor® Canada Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$76.95	$70.62	$57.80	$59.44	$67.23	$46.01
Income from Investment Operations
Net investment income (loss) A,B	.24	.55	.47	.57	.63	.55
Net realized and unrealized gain (loss)	10.22	10.46	14.32	(.01)	(5.30)	21.89
Total from investment operations	10.46	11.01	14.79	.56	(4.67)	22.44
Distributions from net investment income	(.39)	(.70)	(.65)	(.68)	(.61)	(.63)
Distributions from net realized gain	(3.82)	(3.98)	(1.31)	(1.52)	(2.51)	(.59)
Total distributions	(4.21)	(4.68)	(1.97) C	(2.20)	(3.12)	(1.22)
Net asset value, end of period	$83.20	$76.95	$70.62	$57.80	$59.44	$67.23
Total Return D,E,F	14.01%	16.48%	26.11%	.88%	(7.06)%	49.45%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95% I	1.13%	1.34%	1.36%	1.20%	1.12%
Expenses net of fee waivers, if any	.95 % I	1.13%	1.33%	1.36%	1.20%	1.12%
Expenses net of all reductions, if any	.95% I	1.13%	1.33%	1.35%	1.20%	1.12%
Net investment income (loss)	.61% I	.76%	.70%	.94%	1.00%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$34,802	$32,314	$31,401	$28,548	$31,707	$33,087
Portfolio turnover rate J	19 % I	17%	8%	9%	13%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Canada Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$76.49	$70.23	$57.49	$59.09	$66.84	$45.74
Income from Investment Operations
Net investment income (loss) A,B	.14	.36	.30	.41	.45	.38
Net realized and unrealized gain (loss)	10.17	10.40	14.25	- C	(5.26)	21.78
Total from investment operations	10.31	10.76	14.55	.41	(4.81)	22.16
Distributions from net investment income	(.16)	(.53)	(.50)	(.49)	(.42)	(.47)
Distributions from net realized gain	(3.82)	(3.98)	(1.31)	(1.52)	(2.51)	(.59)
Total distributions	(3.98)	(4.50) D	(1.81)	(2.01)	(2.94) D	(1.06)
Net asset value, end of period	$82.82	$76.49	$70.23	$57.49	$59.09	$66.84
Total Return E,F,G	13.86%	16.18%	25.80%	.62%	(7.32)%	49.04%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.20% J	1.38%	1.59%	1.63%	1.48%	1.40%
Expenses net of fee waivers, if any	1.20 % J	1.38%	1.58%	1.63%	1.48%	1.39%
Expenses net of all reductions, if any	1.20% J	1.38%	1.58%	1.62%	1.48%	1.39%
Net investment income (loss)	.36% J	.51%	.45%	.68%	.72%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$7,202	$6,608	$6,946	$6,255	$6,641	$7,829
Portfolio turnover rate K	19 % J	17%	8%	9%	13%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Canada Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$75.92	$69.57	$56.91	$58.39	$65.76	$44.96
Income from Investment Operations
Net investment income (loss) A,B	(.05)	- C	(.03)	.10	.14	.08
Net realized and unrealized gain (loss)	10.09	10.35	14.15	- C	(5.19)	21.46
Total from investment operations	10.04	10.35	14.12	.10	(5.05)	21.54
Distributions from net investment income	-	(.02)	(.15)	(.05)	-	(.15)
Distributions from net realized gain	(3.62)	(3.98)	(1.31)	(1.52)	(2.32)	(.59)
Total distributions	(3.62)	(4.00)	(1.46)	(1.58) D	(2.32)	(.74)
Net asset value, end of period	$82.34	$75.92	$69.57	$56.91	$58.39	$65.76
Total Return E,F,G	13.57%	15.61%	25.19%	.10%	(7.79)%	48.31%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.70% J	1.89%	2.09%	2.14%	1.99%	1.90%
Expenses net of fee waivers, if any	1.70 % J	1.89%	2.09%	2.13%	1.98%	1.90%
Expenses net of all reductions, if any	1.70% J	1.89%	2.09%	2.13%	1.98%	1.90%
Net investment income (loss)	(.14)% J	-% K	(.05)%	.16%	.22%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$638	$521	$759	$844	$1,109	$1,683
Portfolio turnover rate L	19 % J	17%	8%	9%	13%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Canada Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$77.41	$71.03	$58.14	$59.79	$67.62	$46.26
Income from Investment Operations
Net investment income (loss) A,B	.36	.76	.66	.77	.83	.74
Net realized and unrealized gain (loss)	10.27	10.51	14.40	(.03)	(5.33)	21.99
Total from investment operations	10.63	11.27	15.06	.74	(4.50)	22.73
Distributions from net investment income	(.63)	(.91)	(.86)	(.87)	(.82)	(.78)
Distributions from net realized gain	(3.82)	(3.98)	(1.31)	(1.52)	(2.51)	(.59)
Total distributions	(4.45)	(4.89)	(2.17)	(2.39)	(3.33)	(1.37)
Net asset value, end of period	$83.59	$77.41	$71.03	$58.14	$59.79	$67.62
Total Return C,D	14.18%	16.82%	26.49%	1.18%	(6.77)%	49.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.84%	1.05%	1.05%	.89%	.80%
Expenses net of fee waivers, if any	.65 % G	.84%	1.04%	1.04%	.88%	.80%
Expenses net of all reductions, if any	.65% G	.84%	1.04%	1.04%	.88%	.80%
Net investment income (loss)	.91% G	1.05%	.99%	1.25%	1.32%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,085,111	$1,000,022	$877,615	$774,062	$825,488	$821,617
Portfolio turnover rate H	19 % G	17%	8%	9%	13%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Canada Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$77.27	$71.09	$58.19	$59.84	$67.70	$46.24
Income from Investment Operations
Net investment income (loss) A,B	.35	.73	.67	.78	.85	.78
Net realized and unrealized gain (loss)	10.30	10.52	14.40	(.03)	(5.34)	22.00
Total from investment operations	10.65	11.25	15.07	.75	(4.49)	22.78
Distributions from net investment income	-	(1.09)	(.86)	(.88)	(.86)	(.73)
Distributions from net realized gain	(3.62)	(3.98)	(1.31)	(1.52)	(2.51)	(.59)
Total distributions	(3.62)	(5.07)	(2.17)	(2.40)	(3.37)	(1.32)
Net asset value, end of period	$84.30	$77.27	$71.09	$58.19	$59.84	$67.70
Total Return C,D	14.14%	16.81%	26.49%	1.20%	(6.74)%	50.02%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69% G	.87%	1.04%	1.03%	.86%	.74%
Expenses net of fee waivers, if any	.69 % G	.87%	1.04%	1.03%	.86%	.74%
Expenses net of all reductions, if any	.69% G	.87%	1.04%	1.03%	.86%	.74%
Net investment income (loss)	.87% G	1.02%	1.00%	1.27%	1.34%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$8,236	$7,736	$19,072	$10,571	$16,165	$13,724
Portfolio turnover rate H	19 % G	17%	8%	9%	13%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Canada Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$76.99	$70.84	$58.01	$59.55	$67.38	$46.11
Income from Investment Operations
Net investment income (loss) A,B	.39	.82	.75	.85	.92	.82
Net realized and unrealized gain (loss)	10.22	10.45	14.33	(.03)	(5.33)	21.91
Total from investment operations	10.61	11.27	15.08	.82	(4.41)	22.73
Distributions from net investment income	(.68)	(1.15)	(.94)	(.84)	(.91)	(.87)
Distributions from net realized gain	(3.82)	(3.98)	(1.31)	(1.52)	(2.51)	(.59)
Total distributions	(4.51) C	(5.12) C	(2.25)	(2.36)	(3.42)	(1.46)
Net asset value, end of period	$83.09	$76.99	$70.84	$58.01	$59.55	$67.38
Total Return D,E	14.22%	16.92%	26.62%	1.33%	(6.66)%	50.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.75%	.93%	.92%	.75%	.66%
Expenses net of fee waivers, if any	.57 % H	.75%	.92%	.91%	.75%	.66%
Expenses net of all reductions, if any	.57% H	.75%	.92%	.91%	.75%	.66%
Net investment income (loss)	.98% H	1.14%	1.11%	1.38%	1.45%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$8,938	$7,671	$6,683	$2,692	$5,843	$22,010
Portfolio turnover rate I	19 % H	17%	8%	9%	13%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Canada, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$656,314,551
Gross unrealized depreciation	(20,460,876)
Net unrealized appreciation (depreciation)	$635,853,675
Tax cost	$504,473,745

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Canada Fund	104,273,305	164,121,106
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.89
Class M	.89
Class C	.89
Canada	.86
Class I	.84
Class Z	.73

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.85
Class M	.85
Class C	.85
Canada	.80
Class I	.84
Class Z	.73

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Canada Fund	S&P/TSX Composite Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Canada. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.17)%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	42,403	1,254
Class M	.25%	.25%	17,438	215
Class C	.75%	.25%	2,836	578
			62,677	2,047

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,688
Class M	167
Class CA	8
2,863

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Canada Fund	54

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Canada Fund	Borrower	7,249,000	4.04%	2,443

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Canada Fund	13,052,422	15,549,245	2,737,362
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Canada Fund	693
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Canada Fund	4,529	-	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Canada Fund
Distributions to shareholders
Class A	$1,750,025	$2,052,100
Class M	340,759	441,669
Class C	24,059	42,554
Canada	56,768,290	59,857,564
Class I	352,273	1,835,114
Class Z	467,144	669,987
Total	$59,702,550	$64,898,988
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Canada Fund
Class A
Shares sold	8,227	27,071	$658,930	$2,009,540
Reinvestment of distributions	21,576	28,921	1,669,776	1,959,103
Shares redeemed	(31,420)	(80,673)	(2,525,080)	(5,669,302)
Net increase (decrease)	(1,617)	(24,681)	$(196,374)	$(1,700,659)
Class M
Shares sold	3,309	1,888	$266,228	$139,431
Reinvestment of distributions	4,389	6,508	338,509	439,149
Shares redeemed	(7,138)	(20,911)	(569,559)	(1,493,757)
Net increase (decrease)	560	(12,515)	$35,178	$(915,177)
Class C
Shares sold	1,282	1,526	$101,836	$110,354
Reinvestment of distributions	313	633	24,059	42,554
Shares redeemed	(717)	(6,202)	(56,741)	(443,060)
Net increase (decrease)	878	(4,043)	$69,154	$(290,152)
Canada
Shares sold	710,933	1,901,531	$57,329,960	$140,398,178
Reinvestment of distributions	682,300	822,201	52,994,238	55,884,979
Shares redeemed	(1,330,322)	(2,160,587)	(106,723,076)	(156,336,857)
Net increase (decrease)	62,911	563,145	$3,601,122	$39,946,300
Class I
Shares sold	6,457	354,479	$522,784	$25,034,263
Reinvestment of distributions	4,291	26,645	336,177	1,807,836
Shares redeemed	(13,169)	(549,277)	(1,050,840)	(35,672,032)
Net increase (decrease)	(2,421)	(168,153)	$(191,879)	$(8,829,933)
Class Z
Shares sold	29,318	113,828	$2,315,490	$8,170,075
Reinvestment of distributions	5,732	9,164	442,487	619,049
Shares redeemed	(27,113)	(117,700)	(2,204,930)	(8,072,002)
Net increase (decrease)	7,937	5,292	$553,047	$717,122
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® China Region Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
CHINA - 43.2%
Communication Services - 6.5%
Entertainment - 0.2%
Netease Inc	257,100	6,018,501
Interactive Media & Services - 6.3%
Baidu Inc A Shares (a)	764,000	12,064,336
Tencent Holdings Ltd	2,387,700	145,010,431
		157,074,767
TOTAL COMMUNICATION SERVICES		163,093,268
Consumer Discretionary - 8.2%
Automobile Components - 1.2%
Fuyao Glass Industry Group Co Ltd H Shares (e)(f)	1,858,000	14,154,916
Hesai Group ADR (a)(d)	392,100	8,892,828
Ningbo Joyson Electronic Corp H Shares	3,768,000	8,096,268
		31,144,012
Automobiles - 1.4%
BYD Co Ltd H Shares	2,696,000	35,862,645
Broadline Retail - 4.4%
Alibaba Group Holding Ltd	5,505,800	90,741,167
PDD Holdings Inc Class A ADR (a)	202,305	20,206,223
		110,947,390
Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group Inc ADR	178,556	9,765,228
TAL Education Group Class A ADR (a)	430,168	4,783,468
		14,548,696
Hotels, Restaurants & Leisure - 0.6%
Luckin Coffee Inc ADR (a)	298,500	10,447,500
Trip.com Group Ltd ADR (a)	64,536	3,498,497
		13,945,997
TOTAL CONSUMER DISCRETIONARY		206,448,740
Consumer Staples - 0.9%
Beverages - 0.9%
China Resources Beer Holdings Co Ltd	3,793,000	13,069,560
Kweichow Moutai Co Ltd A Shares (China)	47,545	9,644,708
TOTAL CONSUMER STAPLES		22,714,268
Financials - 5.1%
Banks - 3.1%
China Construction Bank Corp H Shares	47,348,610	53,447,109
Industrial & Commercial Bank of China Ltd H Shares	28,035,000	25,258,141
		78,705,250
Financial Services - 0.3%
Far East Horizon Ltd	6,706,500	6,428,412
Insurance - 1.7%
China Pacific Insurance Group Co Ltd H Shares	3,953,400	17,258,047
PICC Property & Casualty Co Ltd H Shares	6,992,000	12,630,087
Ping An Insurance Group Co of China Ltd H Shares	1,594,000	12,956,196
		42,844,330
TOTAL FINANCIALS		127,977,992
Health Care - 3.6%
Biotechnology - 1.6%
Abbisko Cayman Ltd (a)	11,802,000	19,648,712
Innovent Biologics Inc (a)(e)(f)	838,000	9,785,688
Zai Lab Ltd (a)(d)	4,516,400	9,693,278
		39,127,678
Health Care Equipment & Supplies - 1.0%
Shanghai Conant Optical Co Ltd H Shares	4,368,200	26,305,352
Life Sciences Tools & Services - 1.0%
Wuxi Apptec Co Ltd H Shares (e)(f)	1,472,500	25,868,755
TOTAL HEALTH CARE		91,301,785
Industrials - 6.0%
Construction & Engineering - 0.4%
China Conch Venture Holdings Ltd	5,804,500	9,000,161
Electrical Equipment - 2.5%
Contemporary Amperex Technology Co Ltd A Shares (China)	527,700	33,901,036
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	3,054,700	14,917,439
Sieyuan Electric Co Ltd A Shares (China)	480,700	13,777,016
Sigenergy Technology Co Ltd H Shares	8,900	651,572
		63,247,063
Machinery - 3.1%
Airtac International Group	354,000	16,580,826
Huaming Power Equipment Co Ltd A Shares (China)	1,801,400	6,490,359
Sany Heavy Equipment International Holdings Co Ltd	13,691,000	18,924,895
Shenzhen Han's CNC Technology Co Ltd H Shares	394,500	7,108,898
Weichai Power Co Ltd H Shares	3,754,000	18,660,713
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares (d)	2,635,300	11,349,416
		79,115,107
TOTAL INDUSTRIALS		151,362,331
Information Technology - 7.9%
Communications Equipment - 0.9%
Hengtong Optic-electric Co Ltd A Shares (China)	2,366,400	22,952,831
Electronic Equipment, Instruments & Components - 1.1%
Shengyi Technology Co Ltd A Shares (China)	673,600	7,642,106
Shenzhen Newway Photomask Making Co Ltd A Shares (China)	591,800	5,680,967
Victory Giant Technology Huizhou Co Ltd A Shares (China)	284,000	13,890,142
Victory Giant Technology Huizhou Co Ltd H Shares	11,400	467,668
		27,680,883
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	580,291	32,262,847
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	666,281	24,593,217
Montage Technology Co Ltd A Shares (China)	1,509,921	38,806,163
NAURA Technology Group Co Ltd A Shares (China)	233,605	18,495,944
Piotech Inc A Shares (China)	196,600	12,900,797
Shanghai Fudan Microelectronics Group Co Ltd H Shares	2,540,000	12,694,172
		139,753,140
Software - 0.4%
Pony AI Inc ADR (a)	534,500	5,275,515
Shanghai Xizhi Technology Co Ltd H Shares	34,200	3,575,593
		8,851,108
TOTAL INFORMATION TECHNOLOGY		199,237,962
Materials - 4.6%
Metals & Mining - 4.6%
Aluminum Corp of China Ltd H Shares (d)	8,724,000	12,776,799
Chuangxin Industries Holdings Ltd H Shares	4,144,500	12,043,966
JCHX Mining Management Co Ltd A Shares (China)	1,001,426	9,237,041
MMG Ltd (a)	22,204,000	23,955,586
Zijin Mining Group Co Ltd H Shares	12,460,000	57,864,262
TOTAL MATERIALS		115,877,654
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
China Resources Mixc Lifestyle Services Ltd (e)(f)	1,663,000	10,043,831
TOTAL CHINA		1,088,057,831
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	7,000	3,708,499
HONG KONG - 4.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
HKT Trust & HKT Ltd unit	4,316,000	7,001,203
Financials - 3.4%
Capital Markets - 1.4%
Futu Holdings Ltd Class A ADR	198,841	30,722,923
Hong Kong Exchanges & Clearing Ltd	120,300	6,407,509
		37,130,432
Insurance - 2.0%
AIA Group Ltd	4,531,200	49,747,002
TOTAL FINANCIALS		86,877,434
Materials - 0.4%
Metals & Mining - 0.4%
Zijin Gold International Co Ltd	537,613	10,619,757
TOTAL HONG KONG		104,498,394
SOUTH AFRICA - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Naspers Ltd Class N	649,800	35,186,621
TAIWAN - 44.9%
Financials - 0.3%
Banks - 0.3%
E.Sun Financial Holding Co Ltd	6,829,799	6,913,303
Industrials - 2.3%
Electrical Equipment - 2.3%
Bizlink Holding Inc	644,000	58,010,796
Information Technology - 42.3%
Communications Equipment - 0.2%
FOCI Fiber Optic Communications Inc (a)	244,000	6,096,650
Electronic Equipment, Instruments & Components - 11.2%
Chroma ATE Inc	706,000	48,394,724
Delta Electronics Inc	1,202,000	84,559,024
Elite Material Co Ltd	430,000	64,275,870
Genius Electronic Optical Co Ltd	392,000	6,388,651
Unimicron Technology Corp	1,637,445	46,656,909
Universal Microwave Technology Inc	271,000	13,526,280
Yageo Corp	1,907,000	19,505,055
		283,306,513
Semiconductors & Semiconductor Equipment - 30.9%
ASE Technology Holding Co Ltd	2,493,000	39,201,263
eMemory Technology Inc	381,481	48,465,550
Jentech Precision Industrial Co Ltd	146,000	25,498,901
MediaTek Inc	867,000	72,608,895
MPI Corp	41,000	6,604,063
Taiwan Semiconductor Manufacturing Co Ltd	8,384,000	583,884,972
		776,263,644
TOTAL INFORMATION TECHNOLOGY		1,065,666,807
TOTAL TAIWAN		1,130,590,906
UNITED STATES - 2.6%
Health Care - 0.6%
Biotechnology - 0.6%
Legend Biotech Corp ADR (a)	653,039	15,359,477
Industrials - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp (a)(b)(c)	10,000	5,265,900
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 0.4%
ACM Research Inc Class A (a)	206,726	10,685,667
Technology Hardware, Storage & Peripherals - 1.4%
Seagate Technology Holdings PLC	50,600	34,086,184
TOTAL INFORMATION TECHNOLOGY		44,771,851
TOTAL UNITED STATES		65,397,228
TOTAL COMMON STOCKS (Cost $1,153,358,710)		2,427,439,479

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Bytedance Ltd Series E1 (a)(b)(c)	38,752	11,683,728
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	238,944	1,655,881
TOTAL CHINA		13,339,609
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,639,976)		13,339,609

Non-Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
KOREA (SOUTH) - 1.5%
Information Technology - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co Ltd non-voting shares (Cost $12,602,527)	341,430	37,088,435

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	53,169,403	53,180,038
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	20,591,162	20,593,221
TOTAL MONEY MARKET FUNDS (Cost $73,773,259)			73,773,259

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,247,374,472)	2,551,640,782
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(30,889,553)
NET ASSETS - 100.0%	2,520,751,229

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,605,509 or 0.7% of net assets.

(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $59,853,190 or 2.4% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,853,190 or 2.4% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	4,246,219

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	3,393,757

Space Exploration Technologies Corp	2/16/2021	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,066,955	291,858,393	272,744,396	461,203	(914)	-	53,180,038	53,169,403	0.1%
Fidelity Securities Lending Cash Central Fund	11,460,100	93,898,259	84,764,994	161,558	(144)	-	20,593,221	20,591,162	0.1%
Total	45,527,055	385,756,652	357,509,390	622,761	(1,058)	-	73,773,259

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	170,094,471	-	170,094,471	-
Consumer Discretionary	245,343,860	61,302,243	184,041,617	-
Consumer Staples	22,714,268	-	22,714,268	-
Financials	221,768,729	30,722,923	191,045,806	-
Health Care	106,661,262	15,359,477	91,301,785	-
Industrials	214,639,027	-	209,373,127	5,265,900
Information Technology	1,309,676,620	50,047,366	1,259,629,254	-
Materials	126,497,411	-	126,497,411	-
Real Estate	10,043,831	-	10,043,831	-

Convertible Preferred Stocks
Communication Services	11,683,728	-	-	11,683,728
Health Care	1,655,881	-	-	1,655,881

Non-Convertible Preferred Stocks
Information Technology	37,088,435	-	37,088,435	-

Money Market Funds	73,773,259	73,773,259	-	-
Total Investments in Securities:	2,551,640,782	231,205,268	2,301,830,005	18,605,509
Fidelity® China Region Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,186,372) - See accompanying schedule:
Unaffiliated issuers (cost $1,173,601,213)	$2,477,867,523
Fidelity Central Funds (cost $73,773,259)	73,773,259

Total Investment in Securities (cost $1,247,374,472)		$2,551,640,782
Foreign currency held at value (cost $24,224)		24,225
Receivable for fund shares sold		5,800,356
Dividends receivable		489,344
Distributions receivable from Fidelity Central Funds		184,057
Prepaid expenses		345
Other receivables		14,847
Total assets		2,558,153,956
Liabilities
Payable for investments purchased	$13,417,773
Payable for fund shares redeemed	1,673,599
Accrued management fee	1,615,907
Distribution and service plan fees payable	21,799
Other payables and accrued expenses	80,284
Collateral on securities loaned	20,593,365
Total liabilities		37,402,727
Net Assets		$2,520,751,229
Net Assets consist of:
Paid in capital		$1,441,790,125
Total accumulated earnings (loss)		1,078,961,104
Net Assets		$2,520,751,229

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($53,847,818 ÷ 779,245 shares)(a)		$69.10
Maximum offering price per share (100/94.25 of $69.10)		$73.32
Class M :
Net Asset Value and redemption price per share ($14,673,043 ÷ 214,071 shares)(a)		$68.54
Maximum offering price per share (100/96.50 of $68.54)		$71.03
Class C :
Net Asset Value and offering price per share ($7,663,922 ÷ 116,559 shares)(a)		$65.75
China Region :
Net Asset Value, offering price and redemption price per share ($1,932,464,958 ÷ 27,527,624 shares)		$70.20
Class I :
Net Asset Value, offering price and redemption price per share ($64,372,571 ÷ 925,005 shares)		$69.59
Class Z :
Net Asset Value, offering price and redemption price per share ($447,728,917 ÷ 6,444,541 shares)		$69.47
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$8,708,865
Income from Fidelity Central Funds (including $161,558 from security lending)		622,761
Security lending		37,884
Income before foreign taxes withheld		$9,369,510
Less foreign taxes withheld		(1,139,310)
Total income		8,230,200
Expenses
Management fee	$8,447,309
Distribution and service plan fees	116,321
Custodian fees and expenses	207,840
Independent trustees' fees and expenses	2,782
Registration fees	128,617
Audit fees	38,814
Legal	2,028
Interest	1,402
Miscellaneous	2,257
Total expenses before reductions	8,947,370
Expense reductions	(6,060)
Total expenses after reductions		8,941,310
Net Investment income (loss)		(711,110)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	51,484,040
Fidelity Central Funds	(1,058)
Foreign currency transactions	(184,080)
Total net realized gain (loss)		51,298,902
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	465,683,256
Assets and liabilities in foreign currencies	204
Total change in net unrealized appreciation (depreciation)		465,683,460
Net gain (loss)		516,982,362
Net increase (decrease) in net assets resulting from operations		$516,271,252
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(711,110)	$10,255,633
Net realized gain (loss)	51,298,902	405,228
Change in net unrealized appreciation (depreciation)	465,683,460	439,675,465
Net increase (decrease) in net assets resulting from operations	516,271,252	450,336,326
Distributions to shareholders	(31,676,438)	(15,536,300)

Share transactions - net increase (decrease)	221,096,537	170,589,787

Total increase (decrease) in net assets	705,691,351	605,389,813

Net Assets
Beginning of period	1,815,059,878	1,209,670,065
End of period	$2,520,751,229	$1,815,059,878

Financial Highlights
Fidelity Advisor® China Region Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.30	$40.04	$30.63	$24.85	$50.32	$50.90
Income from Investment Operations
Net investment income (loss) A,B	(.10)	.24	.41	.22	.14	.06
Net realized and unrealized gain (loss)	14.76	15.49	9.50	5.75 C	(20.99)	1.95
Total from investment operations	14.66	15.73	9.91	5.97	(20.85)	2.01
Distributions from net investment income	(.86)	(.47)	(.50)	(.19)	-	(.44)
Distributions from net realized gain	-	-	-	-	(4.62)	(2.16)
Total distributions	(.86)	(.47)	(.50)	(.19)	(4.62)	(2.59) D
Net asset value, end of period	$69.10	$55.30	$40.04	$30.63	$24.85	$50.32
Total Return E,F,G	26.99%	39.77%	32.78%	23.98% C	(45.20)%	3.65%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.18% J	1.17%	1.19%	1.25%	1.23%	1.21%
Expenses net of fee waivers, if any	1.18 % J	1.17%	1.19%	1.25%	1.22%	1.21%
Expenses net of all reductions, if any	1.18% J	1.17%	1.19%	1.25%	1.22%	1.21%
Net investment income (loss)	(.36)% J	.54%	1.18%	.66%	.38%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$53,848	$38,586	$25,856	$21,354	$19,362	$45,301
Portfolio turnover rate K	37 % J	34%	30%	24%	20%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 23.96%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® China Region Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$54.75	$39.69	$30.34	$24.61	$50.02	$50.64
Income from Investment Operations
Net investment income (loss) A,B	(.18)	.12	.32	.13	.03	(.10)
Net realized and unrealized gain (loss)	14.65	15.36	9.43	5.69 C	(20.82)	1.96
Total from investment operations	14.47	15.48	9.75	5.82	(20.79)	1.86
Distributions from net investment income	(.68)	(.42)	(.40)	(.09)	-	(.32)
Distributions from net realized gain	-	-	-	-	(4.62)	(2.16)
Total distributions	(.68)	(.42)	(.40)	(.09)	(4.62)	(2.48)
Net asset value, end of period	$68.54	$54.75	$39.69	$30.34	$24.61	$50.02
Total Return D,E,F	26.81%	39.44%	32.49%	23.64% C	(45.37)%	3.36%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.43% I	1.43%	1.44%	1.52%	1.53%	1.50%
Expenses net of fee waivers, if any	1.43 % I	1.43%	1.44%	1.52%	1.53%	1.50%
Expenses net of all reductions, if any	1.43% I	1.43%	1.44%	1.51%	1.53%	1.50%
Net investment income (loss)	(.61)% I	.29%	.93%	.40%	.08%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$14,673	$11,038	$9,322	$6,610	$5,803	$12,623
Portfolio turnover rate J	37 % I	34%	30%	24%	20%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 23.62%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® China Region Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$52.44	$38.03	$29.03	$23.59	$48.34	$49.10
Income from Investment Operations
Net investment income (loss) A,B	(.31)	(.09)	.14	(.02)	(.13)	(.35)
Net realized and unrealized gain (loss)	14.07	14.73	9.05	5.46 C	(20.00)	1.92
Total from investment operations	13.76	14.64	9.19	5.44	(20.13)	1.57
Distributions from net investment income	(.45)	(.23)	(.19)	-	-	(.17)
Distributions from net realized gain	-	-	-	-	(4.62)	(2.16)
Total distributions	(.45)	(.23)	(.19)	-	(4.62)	(2.33)
Net asset value, end of period	$65.75	$52.44	$38.03	$29.03	$23.59	$48.34
Total Return D,E,F	26.50%	38.74%	31.82%	23.06% C	(45.60)%	2.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.93% I	1.92%	1.94%	1.97%	1.96%	1.96%
Expenses net of fee waivers, if any	1.93 % I	1.92%	1.94%	1.96%	1.96%	1.96%
Expenses net of all reductions, if any	1.93% I	1.92%	1.94%	1.96%	1.96%	1.96%
Net investment income (loss)	(1.11)% I	(.21)%	.43%	(.05)%	(.36)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,664	$6,296	$4,628	$4,834	$5,784	$13,168
Portfolio turnover rate J	37 % I	34%	30%	24%	20%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 23.04%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® China Region Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$40.64	$31.11	$25.28	$51.03	$51.53
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.36	.51	.32	.25	.23
Net realized and unrealized gain (loss)	14.98	15.73	9.64	5.85 C	(21.32)	1.97
Total from investment operations	14.96	16.09	10.15	6.17	(21.07)	2.20
Distributions from net investment income	(.95)	(.54)	(.62)	(.34)	(.06)	(.54)
Distributions from net realized gain	-	-	-	-	(4.62)	(2.16)
Total distributions	(.95)	(.54)	(.62)	(.34)	(4.68)	(2.70)
Net asset value, end of period	$70.20	$56.19	$40.64	$31.11	$25.28	$51.03
Total Return D,E	27.17%	40.16%	33.15%	24.34% C	(45.04)%	3.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.90% H	.91%	.92%	.95%	.94%	.91%
Expenses net of fee waivers, if any	.90 % H	.91%	.92%	.95%	.93%	.91%
Expenses net of all reductions, if any	.90% H	.91%	.92%	.95%	.93%	.91%
Net investment income (loss)	(.08)% H	.81%	1.45%	.96%	.67%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,932,465	$1,363,897	$972,318	$809,283	$736,185	$1,609,326
Portfolio turnover rate I	37 % H	34%	30%	24%	20%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 24.32%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® China Region Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.76	$40.34	$30.87	$25.07	$50.63	$51.16
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.36	.51	.32	.25	.22
Net realized and unrealized gain (loss)	14.84	15.62	9.56	5.82 C	(21.15)	1.96
Total from investment operations	14.82	15.98	10.07	6.14	(20.90)	2.18
Distributions from net investment income	(.99)	(.56)	(.60)	(.34)	(.04)	(.55)
Distributions from net realized gain	-	-	-	-	(4.62)	(2.16)
Total distributions	(.99)	(.56)	(.60)	(.34)	(4.66)	(2.71)
Net asset value, end of period	$69.59	$55.76	$40.34	$30.87	$25.07	$50.63
Total Return D,E	27.15%	40.19%	33.15%	24.40% C	(45.05)%	3.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.90% H	.89%	.91%	.94%	.93%	.93%
Expenses net of fee waivers, if any	.90 % H	.89%	.91%	.93%	.93%	.93%
Expenses net of all reductions, if any	.90% H	.89%	.91%	.93%	.93%	.93%
Net investment income (loss)	(.08)% H	.82%	1.46%	.98%	.68%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$64,373	$47,453	$32,635	$26,683	$20,509	$68,464
Portfolio turnover rate I	37 % H	34%	30%	24%	20%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 24.38%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® China Region Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.75	$40.34	$30.90	$25.02	$50.57	$51.07
Income from Investment Operations
Net investment income (loss) A,B	.01	.41	.57	.36	.30	.29
Net realized and unrealized gain (loss)	14.83	15.61	9.55	5.80 C	(21.10)	1.95
Total from investment operations	14.84	16.02	10.12	6.16	(20.80)	2.24
Distributions from net investment income	(1.12)	(.61)	(.68)	(.28)	(.12)	(.59)
Distributions from net realized gain	-	-	-	-	(4.62)	(2.16)
Total distributions	(1.12)	(.61)	(.68)	(.28)	(4.75) D	(2.74) D
Net asset value, end of period	$69.47	$55.75	$40.34	$30.90	$25.02	$50.57
Total Return E,F	27.25%	40.35%	33.34%	24.55% C	(44.97)%	4.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77% I	.77%	.77%	.81%	.80%	.80%
Expenses net of fee waivers, if any	.77 % I	.77%	.77%	.80%	.80%	.80%
Expenses net of all reductions, if any	.77% I	.77%	.77%	.80%	.80%	.80%
Net investment income (loss)	.05% I	.95%	1.60%	1.11%	.81%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$447,729	$347,789	$164,912	$26,195	$3,940	$71,573
Portfolio turnover rate J	37 % I	34%	30%	24%	20%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 24.53%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, China Region, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,326,589,895
Gross unrealized depreciation	(46,547,466)
Net unrealized appreciation (depreciation)	$1,280,042,429
Tax cost	$1,271,598,353

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(142,447,576)
Long-term	(94,129,802)
Total capital loss carryforward	$(236,577,378)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity China Region Fund	539,840,955	366,836,700
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.89
Class M	.89
Class C	.89
China Region	.87
Class I	.86
Class Z	.73

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.89
Class M	.89
Class C	.89
China Region	.86
Class I	.86
Class Z	.73

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	53,266	1,678
Class M	.25%	.25%	30,170	457
Class C	.75%	.25%	32,885	7,634
			116,321	9,769

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	8,307
Class M	404
Class CA	21
8,732

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity China Region Fund	5,099

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity China Region Fund	Borrower	3,128,500	4.03%	1,402

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity China Region Fund	12,968,673	3,206,710	328,316
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity China Region Fund	1,220
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity China Region Fund	21,159	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity China Region Fund	1,341,801
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,060.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity China Region Fund
Distributions to shareholders
Class A	$609,120	$286,694
Class M	140,707	89,302
Class C	52,100	26,893
China Region	23,078,301	12,329,201
Class I	825,715	331,048
Class Z	6,970,495	2,473,162
Total	$31,676,438	$15,536,300
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity China Region Fund
Class A
Shares sold	176,852	259,255	$10,470,847	$11,857,174
Reinvestment of distributions	10,791	6,819	567,193	265,721
Shares redeemed	(106,111)	(214,079)	(6,027,025)	(8,881,970)
Net increase (decrease)	81,532	51,995	$5,011,015	$3,240,925
Class M
Shares sold	20,335	23,078	$1,169,432	$1,034,606
Reinvestment of distributions	2,663	2,209	138,963	85,437
Shares redeemed	(10,560)	(58,520)	(600,363)	(2,412,025)
Net increase (decrease)	12,438	(33,233)	$708,032	$(1,291,982)
Class C
Shares sold	15,732	28,736	$848,788	$1,249,452
Reinvestment of distributions	1,029	712	51,636	26,488
Shares redeemed	(20,271)	(31,053)	(1,105,357)	(1,287,624)
Net increase (decrease)	(3,510)	(1,605)	$(204,933)	$(11,684)
China Region
Shares sold	6,934,832	7,266,867	$417,197,825	$344,031,574
Reinvestment of distributions	403,865	292,451	21,542,152	11,554,738
Shares redeemed	(4,082,266)	(7,210,799)	(238,873,865)	(310,025,782)
Net increase (decrease)	3,256,431	348,519	$199,866,112	$45,560,530
Class I
Shares sold	221,081	657,081	$13,053,438	$29,063,447
Reinvestment of distributions	13,875	6,972	733,703	273,284
Shares redeemed	(161,050)	(621,909)	(9,259,367)	(26,214,074)
Net increase (decrease)	73,906	42,144	$4,527,774	$3,122,657
Class Z
Shares sold	145,601	2,265,389	$8,415,304	$124,947,794
Reinvestment of distributions	131,924	63,077	6,960,295	2,469,454
Shares redeemed	(70,888)	(178,289)	(4,187,062)	(7,447,907)
Net increase (decrease)	206,637	2,150,177	$11,188,537	$119,969,341
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity China Region Fund	15%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® Emerging Asia Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 92.9%
	Shares	Value ($)
CHINA - 30.3%
Communication Services - 4.6%
Interactive Media & Services - 4.6%
Tencent Holdings Ltd	1,467,844	89,145,492
Consumer Discretionary - 4.7%
Automobile Components - 0.4%
Hesai Group ADR (b)(f)	386,700	8,770,356
Automobiles - 0.9%
BYD Co Ltd A Shares (China)	1,151,200	17,478,117
Broadline Retail - 2.6%
Alibaba Group Holding Ltd	2,024,068	33,358,693
Alibaba Group Holding Ltd ADR	61,400	8,097,432
PDD Holdings Inc Class A ADR (b)	84,172	8,407,099
		49,863,224
Textiles, Apparel & Luxury Goods - 0.8%
Laopu Gold Co Ltd H Shares (f)	220,000	15,707,731
TOTAL CONSUMER DISCRETIONARY		91,819,428
Consumer Staples - 0.5%
Beverages - 0.5%
Eastroc Beverage Group Co Ltd A Shares (China)	397,400	11,874,365
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
PetroChina Co Ltd H Shares	13,720,000	21,163,297
Financials - 2.5%
Insurance - 2.5%
People's Insurance Co Group of China Ltd/The H Shares	19,214,021	13,146,554
Ping An Insurance Group Co of China Ltd H Shares	4,369,405	35,514,973
TOTAL FINANCIALS		48,661,527
Health Care - 3.0%
Health Care Equipment & Supplies - 2.1%
AK Medical Holdings Ltd (d)(e)	16,936,127	13,686,170
Peijia Medical Ltd (b)(d)(e)	7,599,779	6,044,476
Shanghai Conant Optical Co Ltd H Shares	969,000	5,835,329
Zylox-Tonbridge Medical Technology Co Ltd H Shares (d)(e)	5,132,278	15,121,378
		40,687,353
Life Sciences Tools & Services - 0.9%
WuXi XDC Cayman Inc (b)	2,239,459	17,004,734
TOTAL HEALTH CARE		57,692,087
Industrials - 6.9%
Air Freight & Logistics - 1.1%
J&T Global Express Ltd B Shares (b)	17,655,101	22,106,653
Electrical Equipment - 3.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	618,900	39,759,999
Hongfa Technology Co Ltd A Shares (China)	1,962,700	8,993,480
Sieyuan Electric Co Ltd A Shares (China)	332,200	9,520,959
		58,274,438
Machinery - 2.8%
Airtac International Group	585,000	27,400,519
Guangdong Dtech Technology Co Ltd (China)	268,800	9,354,398
Weichai Power Co Ltd H Shares	3,547,000	17,631,739
		54,386,656
TOTAL INDUSTRIALS		134,767,747
Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 1.5%
Shengyi Technology Co Ltd A Shares (China)	906,800	10,287,798
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	1,282,800	19,544,107
		29,831,905
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	461,700	25,669,461
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	381,200	14,070,541
		39,740,002
TOTAL INFORMATION TECHNOLOGY		69,571,907
Materials - 3.4%
Chemicals - 0.5%
Sinoma Science & Technology Co Ltd A Shares (China)	1,206,600	9,820,475
Metals & Mining - 2.9%
MMG Ltd (b)	23,336,000	25,176,885
Zijin Mining Group Co Ltd A Shares (China)	6,181,600	30,464,680
		55,641,565
TOTAL MATERIALS		65,462,040
TOTAL CHINA		590,157,890
HONG KONG - 1.6%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	5,149,015	168,641
Financials - 1.6%
Insurance - 1.6%
AIA Group Ltd	2,783,092	30,554,926
TOTAL HONG KONG		30,723,567
INDIA - 7.9%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd	1,066,500	21,320,099
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho (g)	450,976	925,021
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Coal India Ltd	2,447,000	12,446,019
Financials - 5.1%
Banks - 1.0%
Bank of Maharashtra	22,999,700	19,107,080
Capital Markets - 0.8%
360 ONE WAM Ltd	1,452,141	15,889,279
Consumer Finance - 1.9%
Bajaj Finance Ltd	1,974,161	19,609,412
Shriram Finance Ltd	1,623,705	16,149,361
		35,758,773
Financial Services - 1.4%
Power Finance Corp Ltd	5,745,100	27,275,164
TOTAL FINANCIALS		98,030,296
Materials - 1.1%
Metals & Mining - 1.1%
National Aluminium Co Ltd	5,182,700	21,929,523
TOTAL INDIA		154,650,958
INDONESIA - 1.2%
Financials - 1.2%
Banks - 1.2%
Bank Rakyat Indonesia Persero Tbk PT	76,127,700	13,169,682
Bank Syariah Indonesia Persero Tbk PT	94,928,541	9,749,256

TOTAL INDONESIA		22,918,938
KOREA (SOUTH) - 16.7%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
Kia Corp	300,180	31,159,839
Consumer Staples - 1.3%
Personal Care Products - 1.3%
APR Corp/Korea	86,010	24,855,773
Financials - 1.1%
Insurance - 1.1%
Samsung Life Insurance Co Ltd	128,230	21,949,267
Industrials - 7.7%
Aerospace & Defense - 1.9%
Hanwha Aerospace Co Ltd	22,060	21,325,753
Korea Aerospace Industries Ltd	131,739	15,189,807
		36,515,560
Electrical Equipment - 1.8%
LS Electric Co Ltd	183,100	35,389,341
Industrial Conglomerates - 4.0%
SK Square Co Ltd (b)	132,533	77,629,456
TOTAL INDUSTRIALS		149,534,357
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 2.0%
SK Hynix Inc	43,288	38,850,677
Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co Ltd	312,435	47,350,873
TOTAL INFORMATION TECHNOLOGY		86,201,550
Materials - 0.6%
Chemicals - 0.6%
Hansol Chemical Co Ltd	59,040	11,626,625
TOTAL KOREA (SOUTH)		325,327,411
PHILIPPINES - 1.1%
Industrials - 1.1%
Transportation Infrastructure - 1.1%
International Container Terminal Services Inc	1,761,000	20,457,319
SINGAPORE - 3.8%
Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
Sea Ltd Class A ADR (b)	369,788	31,387,605
Financials - 2.2%
Banks - 2.2%
Oversea-Chinese Banking Corp Ltd	2,418,200	41,720,265
TOTAL SINGAPORE		73,107,870
TAIWAN - 30.0%
Information Technology - 30.0%
Electronic Equipment, Instruments & Components - 7.2%
Chroma ATE Inc	205,000	14,052,292
Delta Electronics Inc	683,000	48,048,098
Elite Material Co Ltd	218,000	32,586,371
Unimicron Technology Corp	1,150,537	32,783,086
Universal Microwave Technology Inc	253,000	12,627,855
		140,097,702
Semiconductors & Semiconductor Equipment - 22.8%
ASE Technology Holding Co Ltd	2,274,000	35,757,590
eMemory Technology Inc	148,000	18,802,775
LandMark Optoelectronics Corp	118,000	10,268,248
MediaTek Inc	620,000	51,923,316
Taiwan Semiconductor Manufacturing Co Ltd	4,603,892	320,627,785
Visual Photonics Epitaxy Co Ltd	579,000	6,470,928
		443,850,642
TOTAL TAIWAN		583,948,344
UNITED STATES - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp (a)(b)(c)	11,000	5,792,489
TOTAL COMMON STOCKS (Cost $1,198,504,525)		1,807,084,786

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Bytedance Ltd Series E1 (a)(b)(c)	23,366	7,044,849
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	111,500	772,694
TOTAL CHINA		7,817,543
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,143,961)		7,817,543

Non-Convertible Preferred Stocks - 4.1%
	Shares	Value ($)
KOREA (SOUTH) - 4.1%
Information Technology - 4.1%
Technology Hardware, Storage & Peripherals - 4.1%
Samsung Electronics Co Ltd non-voting shares (Cost $36,663,449)	731,972	79,511,748

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	20,211,429	20,215,471
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	15,465,420	15,466,967
TOTAL MONEY MARKET FUNDS (Cost $35,682,438)			35,682,438

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,274,994,373)	1,930,096,515
NET OTHER ASSETS (LIABILITIES) - 0.8%	15,627,066
NET ASSETS - 100.0%	1,945,723,581

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,610,032 or 0.7% of net assets.

(b)	Non-income producing.
(c)	Level 3 security.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $34,852,024 or 1.8% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,852,024 or 1.8% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $925,021 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	2,560,310

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	1,583,651

Space Exploration Technologies Corp	2/16/2021	461,989

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Meesho	6/9/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	87,503,144	440,025,020	507,307,338	1,614,635	(5,355)	-	20,215,471	20,211,429	0.0%
Fidelity Securities Lending Cash Central Fund	21,426,138	44,764,370	50,723,546	61,134	5	-	15,466,967	15,465,420	0.0%
Total	108,929,282	484,789,390	558,030,884	1,675,769	(5,350)	-	35,682,438

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	110,634,232	-	110,634,232	-
Consumer Discretionary	155,291,893	56,662,492	98,629,401	-
Consumer Staples	36,730,138	-	36,730,138	-
Energy	33,609,316	-	33,609,316	-
Financials	263,835,219	-	263,835,219	-
Health Care	57,692,087	-	57,692,087	-
Industrials	310,551,912	-	304,759,423	5,792,489
Information Technology	739,721,801	-	739,721,801	-
Materials	99,018,188	-	99,018,188	-

Convertible Preferred Stocks
Communication Services	7,044,849	-	-	7,044,849
Health Care	772,694	-	-	772,694

Non-Convertible Preferred Stocks
Information Technology	79,511,748	-	79,511,748	-

Money Market Funds	35,682,438	35,682,438	-	-
Total Investments in Securities:	1,930,096,515	92,344,930	1,824,141,553	13,610,032
Fidelity® Emerging Asia Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,983,709) - See accompanying schedule:
Unaffiliated issuers (cost $1,239,311,935)	$1,894,414,077
Fidelity Central Funds (cost $35,682,438)	35,682,438

Total Investment in Securities (cost $1,274,994,373)		$1,930,096,515
Foreign currency held at value (cost $62,117)		62,117
Receivable for investments sold		37,389,913
Receivable for fund shares sold		1,494,728
Dividends receivable		2,173,204
Distributions receivable from Fidelity Central Funds		168,067
Prepaid expenses		317
Other receivables		1,241,648
Total assets		1,972,626,509
Liabilities
Payable for investments purchased	$6,055,020
Payable for fund shares redeemed	958,376
Accrued management fee	1,496,142
Deferred taxes	2,862,291
Other payables and accrued expenses	64,137
Collateral on securities loaned	15,466,962
Total liabilities		26,902,928
Net Assets		$1,945,723,581
Net Assets consist of:
Paid in capital		$1,255,766,523
Total accumulated earnings (loss)		689,957,058
Net Assets		$1,945,723,581
Net Asset Value, offering price and redemption price per share ($1,945,723,581 ÷ 24,037,076 shares)		$80.95
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$9,659,404
Income from Fidelity Central Funds (including $61,134 from security lending)		1,675,769
Security lending		23,585
Income before foreign taxes withheld		$11,358,758
Less foreign taxes withheld		(1,524,237)
Total income		9,834,521
Expenses
Management fee
Basic fee	$7,108,401
Performance adjustment	1,062,235
Custodian fees and expenses	141,595
Independent trustees' fees and expenses	2,347
Registration fees	53,110
Audit fees	56,823
Legal	1,880
Miscellaneous	2,121
Total expenses before reductions	8,428,512
Expense reductions	(1,772)
Total expenses after reductions		8,426,740
Net Investment income (loss)		1,407,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,003,406)	120,381,187
Fidelity Central Funds	(5,350)
Foreign currency transactions	(909,566)
Total net realized gain (loss)		119,466,271
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,846,687)	208,034,589
Assets and liabilities in foreign currencies	1,103
Total change in net unrealized appreciation (depreciation)		208,035,692
Net gain (loss)		327,501,963
Net increase (decrease) in net assets resulting from operations		$328,909,744
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,407,781	$248,585
Net realized gain (loss)	119,466,271	195,407,978
Change in net unrealized appreciation (depreciation)	208,035,692	163,056,552
Net increase (decrease) in net assets resulting from operations	328,909,744	358,713,115
Distributions to shareholders	(3,203,124)	-

Share transactions
Proceeds from sales of shares	319,699,030	294,916,917
Reinvestment of distributions	2,883,076	-
Cost of shares redeemed	(179,997,640)	(201,749,186)

Net increase (decrease) in net assets resulting from share transactions	142,584,466	93,167,731
Total increase (decrease) in net assets	468,291,086	451,880,846

Net Assets
Beginning of period	1,477,432,495	1,025,551,649
End of period	$1,945,723,581	$1,477,432,495

Other Information
Shares
Sold	4,563,558	5,098,750
Issued in reinvestment of distributions	44,887	-
Redeemed	(2,584,305)	(3,728,673)
Net increase (decrease)	2,024,140	1,370,077

Financial Highlights
Fidelity® Emerging Asia Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$67.12	$49.68	$35.97	$30.23	$64.66	$63.60
Income from Investment Operations
Net investment income (loss) A,B	.06	.01	.24	.05	(.22)	(.31) C
Net realized and unrealized gain (loss)	13.91	17.43	13.50	5.69	(26.97)	11.00
Total from investment operations	13.97	17.44	13.74	5.74	(27.19)	10.69
Distributions from net investment income	(.14)	-	(.02)	-	(.09)	-
Distributions from net realized gain	-	-	-	-	(7.15)	(9.63)
Distributions from tax return of capital	-	-	(.01)	-	-	-
Total distributions	(.14)	-	(.03)	-	(7.24)	(9.63)
Net asset value, end of period	$80.95	$67.12	$49.68	$35.97	$30.23	$64.66
Total Return D,E	20.87%	35.10%	38.22%	18.99%	(46.77)%	17.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.03% H	1.03%	.66%	.87%	1.18%	1.02%
Expenses net of fee waivers, if any	1.03 % H	1.03%	.65%	.87%	1.17%	1.02%
Expenses net of all reductions, if any	1.03% H	1.03%	.65%	.87%	1.17%	1.02%
Net investment income (loss)	.17% H	.02%	.56%	.13%	(.51)%	(.45)% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,945,724	$1,477,432	$1,025,552	$867,653	$823,527	$2,000,120
Portfolio turnover rate I	98 % H	107%	57%	50%	44%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.54)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$702,757,257
Gross unrealized depreciation	(64,880,485)
Net unrealized appreciation (depreciation)	$637,876,772
Tax cost	$1,292,219,743

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(48,295,015)
Long-term	(15,402,043)
Total capital loss carryforward	$(63,697,058)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Asia Fund	906,481,990	768,436,933
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Emerging Asia Fund	.87

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Emerging Asia Fund	.87

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Emerging Asia Fund	MSCI All Country Asia ex Japan Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .13%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Asia Fund	655

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Asia Fund	7,131,032	6,651,902	(178,711)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Emerging Asia Fund	167,568
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Emerging Asia Fund	1,007
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Asia Fund	9,371	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Emerging Asia Fund	5,269,981
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,772.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Fund
Consolidated Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
BRAZIL - 4.4%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (a)	19,100	34,239,233
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
PRIO SA/Brazil (a)	5,944,400	79,722,041
Financials - 2.3%
Banks - 1.5%
NU Holdings Ltd/Cayman Islands Class A (a)	10,089,670	146,098,422
Capital Markets - 0.8%
Banco BTG Pactual SA unit	7,365,000	88,258,633
TOTAL FINANCIALS		234,357,055
Information Technology - 0.4%
Software - 0.4%
TOTVS SA	6,712,200	43,186,456
Utilities - 0.7%
Electric Utilities - 0.7%
Equatorial SA	9,117,500	77,921,685
TOTAL BRAZIL		469,426,470
CANADA - 1.2%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp	797,400	98,023,228
Materials - 0.3%
Metals & Mining - 0.3%
G Mining Ventures Corp (a)	990,600	34,333,896
TOTAL CANADA		132,357,124
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	1,631,800	78,815,648
CHINA - 22.8%
Communication Services - 5.8%
Entertainment - 0.5%
Tencent Music Entertainment Group Class A ADR	5,678,225	52,069,323
Interactive Media & Services - 5.3%
Tencent Holdings Ltd	9,367,500	568,909,499
TOTAL COMMUNICATION SERVICES		620,978,822
Consumer Discretionary - 4.4%
Automobiles - 1.0%
BYD Co Ltd H Shares	8,097,200	107,710,315
Broadline Retail - 2.9%
Alibaba Group Holding Ltd ADR (c)	2,360,200	311,263,176
Hotels, Restaurants & Leisure - 0.5%
Yum China Holdings Inc	1,118,200	54,176,790
TOTAL CONSUMER DISCRETIONARY		473,150,281
Consumer Staples - 1.2%
Beverages - 1.2%
Eastroc Beverage Group Co Ltd A Shares (China)	1,912,200	57,136,789
Kweichow Moutai Co Ltd A Shares (China)	353,518	71,712,646
TOTAL CONSUMER STAPLES		128,849,435
Financials - 0.7%
Banks - 0.7%
Bank of Chengdu Co Ltd A Shares (China)	30,607,145	85,897,506
Health Care - 1.9%
Health Care Equipment & Supplies - 0.5%
APT Medical Inc A Shares (China)	1,523,000	53,480,697
Pharmaceuticals - 1.4%
Consun Pharmaceutical Group Ltd	15,867,000	32,878,843
Hansoh Pharmaceutical Group Co Ltd (d)(e)	24,124,000	115,545,963
		148,424,806
TOTAL HEALTH CARE		201,905,503
Industrials - 6.1%
Construction & Engineering - 0.6%
L&K Engineering Suzhou Co Ltd A Shares (China)	2,252,645	62,401,424
Electrical Equipment - 3.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,562,037	228,835,978
Sieyuan Electric Co Ltd A Shares (China)	6,551,166	187,758,519
		416,594,497
Machinery - 1.6%
Airtac International Group	1,987,000	93,068,085
Neway Valve Suzhou Co Ltd A Shares (China)	8,675,279	80,088,989
		173,157,074
TOTAL INDUSTRIALS		652,152,995
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.7%
NAURA Technology Group Co Ltd A Shares (China)	995,539	78,822,942
Software - 0.6%
Knowledge Atlas Technology JSC Ltd H Shares (c)	139,400	15,931,690
Pony AI Inc ADR (a)(c)	4,496,300	44,378,481
		60,310,171
TOTAL INFORMATION TECHNOLOGY		139,133,113
Materials - 1.4%
Metals & Mining - 1.4%
JCHX Mining Management Co Ltd A Shares (China)	7,145,000	65,904,680
Zijin Mining Group Co Ltd A Shares (China)	16,298,244	80,322,374
TOTAL MATERIALS		146,227,054
TOTAL CHINA		2,448,294,709
FRANCE - 1.8%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Hermes International SCA	19,019	36,385,282
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Gaztransport Et Technigaz SA	666,841	162,006,054
TOTAL FRANCE		198,391,336
GERMANY - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BioNTech SE ADR (a)	546,500	56,535,425
GREECE - 0.6%
Financials - 0.6%
Banks - 0.6%
Optima bank SA	6,305,682	65,569,880
HUNGARY - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	1,346,155	56,702,094
INDIA - 9.2%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd	4,405,031	88,059,726
Consumer Discretionary - 1.0%
Broadline Retail - 0.0%
Meesho	942,072	1,931,811
Hotels, Restaurants & Leisure - 0.8%
Eternal Ltd (a)	33,001,300	86,595,943
Specialty Retail - 0.2%
Lenskart Solutions Ltd (h)	3,138,591	17,198,513
Lenskart Solutions Ltd (a)	229,328	1,254,417
		18,452,930
TOTAL CONSUMER DISCRETIONARY		106,980,684
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd	8,046,936	122,047,855
Financials - 4.0%
Banks - 1.9%
HDFC Bank Ltd	16,849,834	137,821,485
Kotak Mahindra Bank Ltd	15,316,740	62,207,985
		200,029,470
Capital Markets - 0.8%
360 ONE WAM Ltd	7,983,361	87,353,674
Consumer Finance - 0.8%
Bajaj Finance Ltd	8,213,000	81,580,018
Insurance - 0.5%
SBI Life Insurance Co Ltd (d)(e)	2,808,300	53,937,526
TOTAL FINANCIALS		422,900,688
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Max Healthcare Institute Ltd	6,861,200	72,193,147
Industrials - 1.6%
Aerospace & Defense - 0.5%
Bharat Electronics Ltd	12,669,300	57,840,304
Construction & Engineering - 0.7%
Larsen & Toubro Ltd	1,804,532	76,659,275
Professional Services - 0.4%
Computer Age Management Services Ltd	4,966,600	38,891,487
TOTAL INDUSTRIALS		173,391,066
TOTAL INDIA		985,573,166
INDONESIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	216,149,470	73,283,370
ITALY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA (c)	318,600	30,946,024
KAZAKHSTAN - 0.9%
Financials - 0.9%
Consumer Finance - 0.9%
Kaspi.KZ JSC ADR	1,090,000	93,565,600
KOREA (SOUTH) - 17.4%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Webtoon Entertainment Inc (a)(b)(c)	7,078,696	86,643,239
Consumer Staples - 1.2%
Personal Care Products - 1.2%
APR Corp/Korea	458,780	132,581,463
Financials - 0.4%
Insurance - 0.4%
Seoul Guarantee Insurance Co	1,159,536	37,729,890
Health Care - 0.7%
Life Sciences Tools & Services - 0.7%
Samsung Biologics Co Ltd (a)(d)(e)	75,094	75,352,288
Industrials - 1.4%
Industrial Conglomerates - 1.4%
SK Square Co Ltd (a)	250,960	146,996,509
Information Technology - 12.9%
Semiconductors & Semiconductor Equipment - 6.3%
SK Hynix Inc	761,540	683,476,811
Technology Hardware, Storage & Peripherals - 6.6%
Samsung Electronics Co Ltd	4,649,607	704,668,017
TOTAL INFORMATION TECHNOLOGY		1,388,144,828
TOTAL KOREA (SOUTH)		1,867,448,217
MEXICO - 1.7%
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
BBB Foods Inc Class A (a)(c)	2,316,139	84,539,074
Grupo Comercial Chedraui SA de CV	5,329,100	31,205,520
TOTAL CONSUMER STAPLES		115,744,594
Real Estate - 0.6%
Industrial REITs - 0.6%
Prologis Property Mexico SA de CV	15,422,314	70,567,339
TOTAL MEXICO		186,311,933
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	196,000	56,864,751
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	193,700	62,791,729
POLAND - 1.5%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Dino Polska SA (a)(d)(e)	4,999,606	44,219,644
Financials - 1.1%
Banks - 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	4,301,200	112,300,146
TOTAL POLAND		156,519,790
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (a)(f)	25,741,060	3
SAUDI ARABIA - 1.1%
Financials - 1.1%
Banks - 1.1%
Al Rajhi Bank	6,736,830	123,132,835
SOUTH AFRICA - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Naspers Ltd Class N	2,691,200	145,728,276
SWEDEN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
VEF AB (a)(b)	73,573,525	15,172,510
TAIWAN - 22.8%
Industrials - 1.1%
Electrical Equipment - 1.1%
Bizlink Holding Inc	1,330,000	119,804,905
Information Technology - 21.7%
Semiconductors & Semiconductor Equipment - 21.7%
ASPEED Technology Inc	175,000	94,374,575
eMemory Technology Inc	682,000	86,645,220
Taiwan Semiconductor Manufacturing Co Ltd	30,850,000	2,148,479,408
TOTAL INFORMATION TECHNOLOGY		2,329,499,203
TOTAL TAIWAN		2,449,304,108
TURKEY - 1.3%
Industrials - 1.3%
Aerospace & Defense - 1.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	15,242,151	141,762,740
UNITED ARAB EMIRATES - 1.9%
Energy - 1.1%
Energy Equipment & Services - 0.7%
ADNOC Drilling Co PJSC	48,523,783	74,771,885
Oil, Gas & Consumable Fuels - 0.4%
Adnoc Gas PLC	48,472,600	44,472,697
TOTAL ENERGY		119,244,582
Financials - 0.8%
Banks - 0.8%
Abu Dhabi Commercial Bank PJSC	23,021,084	86,491,236
Information Technology - 0.0%
IT Services - 0.0%
Presight AI Holding PLC (a)	683,619	580,679
TOTAL UNITED ARAB EMIRATES		206,316,497
UNITED KINGDOM - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Revolut Group Holdings Ltd (a)(f)(g)	32,055	47,953,318
UNITED STATES - 4.1%
Health Care - 0.3%
Biotechnology - 0.3%
Legend Biotech Corp ADR (a)	1,264,643	29,744,403
Information Technology - 3.8%
Semiconductors & Semiconductor Equipment - 2.8%
NVIDIA Corp	1,525,880	304,519,872
Software - 1.0%
Synopsys Inc (a)	214,200	103,372,920
TOTAL INFORMATION TECHNOLOGY		407,892,792
TOTAL UNITED STATES		437,637,195
TOTAL COMMON STOCKS (Cost $5,737,145,494)		10,586,404,748

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Bytedance Ltd Series E1 (a)(f)(g)	85,253	25,703,780
INDIA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Valuedrive Technologies Pvt Ltd Series A (f)(g)	1,405	1,882,841
Valuedrive Technologies Pvt Ltd Series B (f)(g)	2,825	3,785,784
Valuedrive Technologies Pvt Ltd Series C (f)(g)	12	16,081
Valuedrive Technologies Pvt Ltd Series C1 (f)(g)	10	13,401
Valuedrive Technologies Pvt Ltd Series G (f)(g)	18,092,600	6,734,923
Valuedrive Technologies Pvt Ltd Series S2 (f)(g)	684	916,629

TOTAL INDIA		13,349,659
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,328,779)		39,053,439

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
BRAZIL - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Creditas Financial Solutions Ltd Series G2 (f)(g) (Cost $30,523,684)	224,729	47,094,209

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	130,712,594	130,738,736
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	51,153,844	51,158,960
TOTAL MONEY MARKET FUNDS (Cost $181,897,696)			181,897,696

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $5,972,895,653)	10,854,450,092
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(98,934,637)
NET ASSETS - 100.0%	10,755,515,455

Legend

(a)	Non-income producing.
(b)	Affiliated company.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,055,421 or 2.7% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $289,055,421 or 2.7% of net assets.

(f)	Level 3 security.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $134,100,966 or 1.2% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $17,198,513 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	9,341,527

Creditas Financial Solutions Ltd Series G2	1/28/2022 - 7/28/2023	30,523,684

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	31,391,970

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	1,857,141

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	3,734,108

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	14,417

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	12,014

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	7,547,821

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	821,751

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Lenskart Solutions Ltd	5/7/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,245,419	1,129,026,726	1,068,533,938	2,224,842	529	-	130,738,736	130,712,594	0.2%
Fidelity Securities Lending Cash Central Fund	29,579,750	707,000,602	685,422,049	229,150	657	-	51,158,960	51,153,844	0.1%
Total	99,825,169	1,836,027,328	1,753,955,987	2,453,992	1,186	-	181,897,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
VEF AB	17,308,684	-	-	-	-	(2,136,174)	15,172,510	73,573,525
Webtoon Entertainment Inc	94,522,549	20,043,595	271,181	-	(267,583)	(27,384,141)	86,643,239	7,078,696
Total	111,831,233	20,043,595	271,181	-	(267,583)	(29,520,315)	101,815,749

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	795,681,787	138,712,562	656,969,225	-
Consumer Discretionary	827,429,780	430,625,223	396,804,557	-
Consumer Staples	421,395,136	159,964,238	261,430,898	-
Energy	581,043,760	458,995,905	122,047,855	-
Financials	1,461,145,766	793,380,991	619,811,454	47,953,321
Health Care	492,432,860	142,981,922	349,450,938	-
Industrials	1,234,108,215	141,762,740	1,092,345,475	-
Information Technology	4,365,301,822	552,903,159	3,812,398,663	-
Materials	259,376,598	113,149,544	146,227,054	-
Real Estate	70,567,339	70,567,339	-	-
Utilities	77,921,685	77,921,685	-	-

Convertible Preferred Stocks
Communication Services	25,703,780	-	-	25,703,780
Consumer Discretionary	13,349,659	-	-	13,349,659

Non-Convertible Preferred Stocks
Financials	47,094,209	-	-	47,094,209

Money Market Funds	181,897,696	181,897,696	-	-
Total Investments in Securities:	10,854,450,092	3,262,863,004	7,457,486,119	134,100,969
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2026 ($)
Common Stocks	133,945,740	-	4,581,821	9,165,620	-	-	-	(99,739,860)	47,953,321	4,581,821
Convertible Preferred Stocks	22,046,426	(61)	3,019,761	13,987,313	-	-	-	-	39,053,439	3,019,761
Non-Convertible Preferred Stocks	-	-	16,570,525	30,523,684	-	-	-	-	47,094,209	16,570,525
Convertible Corporate Bonds	36,439,175	88	(5,915,491)	-	(30,523,772)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Fidelity® Emerging Markets Fund
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $138,858,241) - See accompanying schedule:
Unaffiliated issuers (cost $5,656,684,058)	$10,570,736,647
Fidelity Central Funds (cost $181,897,696)	181,897,696
Other affiliated issuers (cost $134,313,899)	101,815,749

Total Investment in Securities (cost $5,972,895,653)		$10,854,450,092
Foreign currency held at value (cost $339,117)		339,633
Receivable for investments sold		590,636
Receivable for fund shares sold		10,764,318
Dividends receivable		8,857,546
Distributions receivable from Fidelity Central Funds		527,072
Prepaid expenses		2,181
Other receivables		8,532,647
Total assets		10,884,064,125
Liabilities
Payable for investments purchased	$4,106,055
Payable for fund shares redeemed	11,312,042
Accrued management fee	6,783,487
Distribution and service plan fees payable	17,468
Deferred taxes	54,736,876
Other payables and accrued expenses	434,440
Collateral on securities loaned	51,158,302
Total liabilities		128,548,670
Net Assets		$10,755,515,455
Net Assets consist of:
Paid in capital		$6,306,296,515
Total accumulated earnings (loss)		4,449,218,940
Net Assets		$10,755,515,455

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($46,801,187 ÷ 822,106 shares)(a)		$56.93
Maximum offering price per share (100/94.25 of $56.93)		$60.40
Class M :
Net Asset Value and redemption price per share ($9,673,874 ÷ 170,314 shares)(a)		$56.80
Maximum offering price per share (100/96.50 of $56.80)		$58.86
Class C :
Net Asset Value and offering price per share ($4,255,351 ÷ 75,784 shares)(a)		$56.15
Emerging Markets :
Net Asset Value, offering price and redemption price per share ($6,603,179,659 ÷ 114,962,328 shares)		$57.44
Class K :
Net Asset Value, offering price and redemption price per share ($2,518,536,230 ÷ 43,790,024 shares)		$57.51
Class I :
Net Asset Value, offering price and redemption price per share ($586,355,465 ÷ 10,238,806 shares)		$57.27
Class Z :
Net Asset Value, offering price and redemption price per share ($986,713,689 ÷ 17,042,854 shares)		$57.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$53,376,165
Income from Fidelity Central Funds (including $229,150 from security lending)		2,453,992
Security lending		19,577
Income before foreign taxes withheld		$55,849,734
Less foreign taxes withheld		(7,375,794)
Total income		48,473,940
Expenses
Management fee	$38,096,490
Distribution and service plan fees	96,053
Custodian fees and expenses	1,110,891
Independent trustees' fees and expenses	14,447
Registration fees	191,680
Audit fees	74,309
Legal	5,235
Miscellaneous	12,550
Total expenses before reductions	39,601,655
Expense reductions	(2,429)
Total expenses after reductions		39,599,226
Net Investment income (loss)		8,874,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	408,256,846
Fidelity Central Funds	1,186
Other affiliated issuers	(267,583)
Foreign currency transactions	(2,088,188)
Total net realized gain (loss)		405,902,261
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $27,296,226)	931,337,290
Affiliated issuers	(29,520,315)
Assets and liabilities in foreign currencies	(115,702)
Total change in net unrealized appreciation (depreciation)		901,701,273
Net gain (loss)		1,307,603,534
Net increase (decrease) in net assets resulting from operations		$1,316,478,248
Consolidated Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,874,714	$56,075,081
Net realized gain (loss)	405,902,261	408,036,082
Change in net unrealized appreciation (depreciation)	901,701,273	1,528,902,468
Net increase (decrease) in net assets resulting from operations	1,316,478,248	1,993,013,631
Distributions to shareholders	(4,946,746)	(46,197,464)

Share transactions - net increase (decrease)	177,821,830	(1,611,471,650)

Total increase (decrease) in net assets	1,489,353,332	335,344,517

Net Assets
Beginning of period	9,266,162,123	8,930,817,606
End of period	$10,755,515,455	$9,266,162,123

Consolidated Financial Highlights
Fidelity Advisor® Emerging Markets Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$50.00	$39.62	$31.80	$27.73	$47.48	$46.83
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.16	.21	.26 D	.16 E	(.04)
Net realized and unrealized gain (loss)	6.96	10.46	7.91	3.95	(17.27)	.69
Total from investment operations	6.93	10.62	8.12	4.21	(17.11)	.65
Distributions from net investment income	- F	(.24)	(.30)	(.14)	(.48)	-
Distributions from net realized gain	-	-	-	-	(2.16)	-
Total distributions	- F	(.24)	(.30)	(.14)	(2.64)	-
Net asset value, end of period	$56.93	$50.00	$39.62	$31.80	$27.73	$47.48
Total Return G,H,I	13.86%	26.97%	25.69%	15.18%	(38.00)%	1.39%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.14% L	1.14%	1.14%	1.20%	1.21%	1.25% L
Expenses net of fee waivers, if any	1.14 % L	1.14%	1.13%	1.20%	1.21%	1.25% L
Expenses net of all reductions, if any	1.14% L	1.14%	1.13%	1.20%	1.21%	1.25% L
Net investment income (loss)	(.13)% L	.40%	.54%	.77% D	.45% E	(.17)% L
Supplemental Data
Net assets, end of period (000 omitted)	$46,801	$44,055	$38,430	$15,288	$10,046	$6,248
Portfolio turnover rate M	30 % L	31% N	46% N,O	23%	34%	38% L,O

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
FAmount represents less than $.005 per share.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Emerging Markets Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$49.95	$39.59	$31.80	$27.71	$47.42	$46.83
Income from Investment Operations
Net investment income (loss) B,C	(.10)	.06	.11	.17 D	.05 E	(.09)
Net realized and unrealized gain (loss)	6.95	10.45	7.92	3.96	(17.29)	.68
Total from investment operations	6.85	10.51	8.03	4.13	(17.24)	.59
Distributions from net investment income	-	(.15)	(.24)	(.04)	(.32)	-
Distributions from net realized gain	-	-	-	-	(2.16)	-
Total distributions	-	(.15)	(.24)	(.04)	(2.47) F	-
Net asset value, end of period	$56.80	$49.95	$39.59	$31.80	$27.71	$47.42
Total Return G,H,I	13.71%	26.65%	25.37%	14.90%	(38.20)%	1.26%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.39% L	1.39%	1.39%	1.48%	1.51%	1.52% L
Expenses net of fee waivers, if any	1.39 % L	1.39%	1.39%	1.47%	1.50%	1.51% L
Expenses net of all reductions, if any	1.39% L	1.39%	1.39%	1.47%	1.50%	1.51% L
Net investment income (loss)	(.38)% L	.15%	.29%	.50% D	.15% E	(.39)% L
Supplemental Data
Net assets, end of period (000 omitted)	$9,674	$7,020	$6,498	$3,070	$1,392	$2,234
Portfolio turnover rate M	30 % L	31% N	46% N,O	23%	34%	38% L,O

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.08)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Emerging Markets Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$49.50	$39.29	$31.54	$27.59	$47.31	$46.83
Income from Investment Operations
Net investment income (loss) B,C	(.23)	(.14)	(.08)	- D,E	(.12) F	(.19)
Net realized and unrealized gain (loss)	6.88	10.36	7.88	3.95	(17.26)	.67
Total from investment operations	6.65	10.22	7.80	3.95	(17.38)	.48
Distributions from net investment income	-	(.01)	(.05)	-	(.18)	-
Distributions from net realized gain	-	-	-	-	(2.16)	-
Total distributions	-	(.01)	(.05)	-	(2.34)	-
Net asset value, end of period	$56.15	$49.50	$39.29	$31.54	$27.59	$47.31
Total Return G,H,I	13.43%	26.03%	24.73%	14.32%	(38.50)%	1.02%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.89% L	1.89%	1.89%	1.98%	2.00%	2.01% L
Expenses net of fee waivers, if any	1.89 % L	1.89%	1.88%	1.98%	2.00%	2.01% L
Expenses net of all reductions, if any	1.89% L	1.89%	1.88%	1.97%	2.00%	2.01% L
Net investment income (loss)	(.88)% L	(.35)%	(.21)%	(.01)% D	(.34)% F	(.86)% L
Supplemental Data
Net assets, end of period (000 omitted)	$4,255	$3,781	$3,573	$1,768	$1,377	$1,587
Portfolio turnover rate M	30 % L	31% N	46% N,O	23%	34%	38% L,O

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.34)%.
EAmount represents less than $.005 per share.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the contingent deferred sales charge.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
OThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Emerging Markets Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.40	$39.83	$31.97	$27.87	$47.56	$40.26
Income from Investment Operations
Net investment income (loss) A,B	.04	.28	.30	.36 C	.28 D	.12
Net realized and unrealized gain (loss)	7.02	10.54	7.96	3.98	(17.35)	7.81
Total from investment operations	7.06	10.82	8.26	4.34	(17.07)	7.93
Distributions from net investment income	(.02)	(.25)	(.40)	(.24)	(.46)	(.09)
Distributions from net realized gain	-	-	-	-	(2.16)	(.54)
Total distributions	(.02)	(.25)	(.40)	(.24)	(2.62)	(.63)
Net asset value, end of period	$57.44	$50.40	$39.83	$31.97	$27.87	$47.56
Total Return E,F	14.02%	27.33%	26.02%	15.56%	(37.83)%	19.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.86% I	.86%	.87%	.90%	.90%	.88%
Expenses net of fee waivers, if any	.86 % I	.86%	.87%	.90%	.90%	.88%
Expenses net of all reductions, if any	.86% I	.86%	.87%	.90%	.90%	.88%
Net investment income (loss)	.15% I	.67%	.81%	1.07% C	.76% D	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$6,603,180	$5,777,850	$4,759,858	$3,985,433	$3,330,900	$5,016,159
Portfolio turnover rate J	30 % I	31% K	46% K,L	23%	34%	38% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .74%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Emerging Markets Fund Class K

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.44	$39.87	$32.00	$27.90	$47.62	$40.30
Income from Investment Operations
Net investment income (loss) A,B	.07	.33	.36	.40 C	.33 D	.16
Net realized and unrealized gain (loss)	7.03	10.54	7.95	3.98	(17.35)	7.83
Total from investment operations	7.10	10.87	8.31	4.38	(17.02)	7.99
Distributions from net investment income	(.03)	(.30)	(.44)	(.28)	(.54)	(.12)
Distributions from net realized gain	-	-	-	-	(2.16)	(.54)
Total distributions	(.03)	(.30)	(.44)	(.28)	(2.70)	(.67) E
Net asset value, end of period	$57.51	$50.44	$39.87	$32.00	$27.90	$47.62
Total Return F,G	14.10%	27.47%	26.20%	15.69%	(37.73)%	19.94%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.74%	.74%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.74 % J	.74%	.74%	.76%	.77%	.77%
Expenses net of all reductions, if any	.74% J	.74%	.74%	.76%	.77%	.77%
Net investment income (loss)	.27% J	.80%	.94%	1.20% C	.88% D	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$2,518,536	$2,087,700	$1,897,730	$1,095,217	$826,468	$1,689,454
Portfolio turnover rate K	30 % J	31% L	46% L,M	23%	34%	38% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Emerging Markets Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$50.25	$39.72	$31.89	$27.83	$47.55	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.03	.27	.31	.36 D	.26 E	.04
Net realized and unrealized gain (loss)	7.01	10.50	7.92	3.97	(17.29)	.68
Total from investment operations	7.04	10.77	8.23	4.33	(17.03)	.72
Distributions from net investment income	(.02)	(.24)	(.40)	(.27)	(.53)	-
Distributions from net realized gain	-	-	-	-	(2.16)	-
Total distributions	(.02)	(.24)	(.40)	(.27)	(2.69)	-
Net asset value, end of period	$57.27	$50.25	$39.72	$31.89	$27.83	$47.55
Total Return F,G	14.02%	27.29%	26.01%	15.54%	(37.81)%	1.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.88% J	.87%	.88%	.91%	.89%	.94% J
Expenses net of fee waivers, if any	.88 % J	.87%	.87%	.90%	.89%	.93% J
Expenses net of all reductions, if any	.88% J	.87%	.87%	.90%	.89%	.93% J
Net investment income (loss)	.13% J	.66%	.81%	1.06% D	.76% E	.17% J
Supplemental Data
Net assets, end of period (000 omitted)	$586,355	$484,299	$303,027	$114,992	$47,819	$25,824
Portfolio turnover rate K	30 % J	31% L	46% L,M	23%	34%	38% J,M

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .73%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Emerging Markets Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$50.78	$39.82	$31.96	$27.87	$47.59	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.07	.34	.36	.40 D	.32 E	(.03)
Net realized and unrealized gain (loss)	7.08	10.62	7.94	3.97	(17.33)	.79
Total from investment operations	7.15	10.96	8.30	4.37	(17.01)	.76
Distributions from net investment income	(.03)	-	(.44)	(.28)	(.55)	-
Distributions from net realized gain	-	-	-	-	(2.16)	-
Total distributions	(.03)	-	(.44)	(.28)	(2.71)	-
Net asset value, end of period	$57.90	$50.78	$39.82	$31.96	$27.87	$47.59
Total Return F,G	14.10%	27.52%	26.20%	15.67%	(37.74)%	1.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.73%	.74%	.77%	.77%	.78% J
Expenses net of fee waivers, if any	.74 % J	.73%	.74%	.76%	.77%	.78% J
Expenses net of all reductions, if any	.74% J	.73%	.74%	.76%	.77%	.78% J
Net investment income (loss)	.27% J	.80%	.94%	1.20% D	.88% E	(.13)% J
Supplemental Data
Net assets, end of period (000 omitted)	$986,714	$861,457	$1,921,701	$1,611,575	$1,306,539	$1,797,766
Portfolio turnover rate K	30 % J	31% L	46% L,M	23%	34%	38% J,M

AFor the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.

Notes to Consolidated Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Convertible Preferred Stocks	$39,053,439	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.0	Increase
			Enterprise value/Gross profit multiple (EV/GP)	7.3	Increase
Common Stocks	$47,953,321	Market comparable	Enterprise value/Net income (EV/NI)	30.0	Increase
		Recovery value	Recovery value	$0.00	Increase
Non-Convertible Preferred Stocks	$47,094,209	Market comparable	Enterprise value/Revenue multiple (EV/R)	7.8	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,169,904,576
Gross unrealized depreciation	(375,763,094)
Net unrealized appreciation (depreciation)	$4,794,141,482
Tax cost	$6,060,308,610

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(689,240,038)
Long-term	-
Total capital loss carryforward	$(689,240,038)

Due to a merger in a prior period, approximately $99,915,601 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $6,505,359 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Latin America Fund when it merged into the Fund on September 13, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Special Purpose Vehicle. The Funds included in the table below hold private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity Emerging Markets Fund	FID FDI 322,LLC	29,300,195.27

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Fund	1,581,535,232	1,447,463,639
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Emerging Markets	.84
Class K	.71
Class I	.85
Class Z	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Emerging Markets	.83
Class K	.71
Class I	.85
Class Z	.71

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	56,459	4,036
Class M	.25%	.25%	20,026	227
Class C	.75%	.25%	19,568	3,222
			96,053	7,485

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	28,975
Class M	500
Class CA	43
29,518

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Markets Fund	3,007

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Fund	35,975,961	44,390,884	14,452,485

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Emerging Markets Fund	36,475,274	(1,624,940)	288,075,298	286,450,358	1,449,162,640
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Emerging Markets Fund	5,989
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Fund	27,882	396	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Emerging Markets Fund	90,088,493
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,429.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Emerging Markets Fund
Distributions to shareholders
Class A	$1,695	$235,767
Class M	-	24,237
Class C	-	1,260
Emerging Markets	2,759,351	29,623,551
Class K	1,421,404	14,351,242
Class I	212,721	1,961,407
Class Z	551,575	-
Total	$4,946,746	$46,197,464
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Emerging Markets Fund
Class A
Shares sold	289,564	188,169	$15,290,627	$7,706,796
Reinvestment of distributions	34	5,924	1,665	232,853
Shares redeemed	(348,635)	(282,931)	(18,652,300)	(11,419,928)
Net increase (decrease)	(59,037)	(88,838)	$(3,360,008)	$(3,480,279)
Class M
Shares sold	42,886	21,930	$2,245,487	$936,918
Reinvestment of distributions	-	612	-	24,099
Shares redeemed	(13,131)	(46,136)	(689,758)	(1,768,542)
Net increase (decrease)	29,755	(23,594)	$1,555,729	$(807,525)
Class C
Shares sold	11,697	10,500	$605,330	$440,194
Reinvestment of distributions	-	32	-	1,243
Shares redeemed	(12,302)	(25,085)	(622,076)	(999,300)
Net increase (decrease)	(605)	(14,553)	$(16,746)	$(557,863)
Emerging Markets
Shares sold	14,087,401	32,687,563	$733,013,175	$1,326,262,247
Reinvestment of distributions	39,653	539,294	1,928,692	21,318,295
Shares redeemed	(13,813,493)	(38,075,903)	(718,810,296)	(1,554,268,938)
Net increase (decrease)	313,561	(4,849,046)	$16,131,571	$(206,688,396)
Class K
Shares sold	8,682,720	15,958,631	$453,945,760	$650,936,361
Reinvestment of distributions	28,971	362,455	1,410,329	14,324,210
Shares redeemed	(6,308,152)	(22,531,862)	(327,518,258)	(911,066,013)
Net increase (decrease)	2,403,539	(6,210,776)	$127,837,831	$(245,805,442)
Class I
Shares sold	1,777,798	4,645,133	$91,328,681	$185,475,723
Reinvestment of distributions	3,718	41,131	180,301	1,621,391
Shares redeemed	(1,180,281)	(2,677,881)	(60,965,449)	(109,173,266)
Net increase (decrease)	601,235	2,008,383	$30,543,533	$77,923,848
Class Z
Shares sold	3,495,153	9,939,484	$183,385,016	$412,066,927
Reinvestment of distributions	7,383	-	361,839	-
Shares redeemed	(3,424,883)	(41,229,653)	(178,616,935)	(1,644,122,920)
Net increase (decrease)	77,653	(31,290,169)	$5,129,920	$(1,232,055,993)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Europe Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Glencore PLC	2,075,500	16,130,450
AUSTRIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Erste Group Bank AG	33,200	3,668,471
Raiffeisen Bank International AG	70,900	3,861,027

TOTAL AUSTRIA		7,529,498
BELGIUM - 3.3%
Consumer Staples - 0.6%
Food Products - 0.6%
Lotus Bakeries NV (b)	500	6,020,825
Financials - 1.1%
Banks - 1.1%
KBC Group NV	84,800	11,271,265
Health Care - 1.6%
Pharmaceuticals - 1.6%
UCB SA (a)	55,200	14,978,403
TOTAL BELGIUM		32,270,493
CANADA - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Celestica Inc (a)	13,500	5,542,519
COTE D'IVOIRE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Endeavour Mining PLC	48,100	2,769,818
DENMARK - 0.7%
Industrials - 0.7%
Air Freight & Logistics - 0.7%
DSV A/S	29,900	7,318,683
FINLAND - 1.5%
Financials - 0.7%
Banks - 0.7%
Nordea Bank Abp (Sweden)	371,200	6,919,230
Information Technology - 0.8%
Communications Equipment - 0.8%
Nokia Oyj	609,900	7,591,156
TOTAL FINLAND		14,510,386
FRANCE - 11.1%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Orange SA	646,800	13,467,897
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Hermes International SCA	800	1,530,481
LVMH Moet Hennessy Louis Vuitton SE	14,900	7,893,806
TOTAL CONSUMER DISCRETIONARY		9,424,287
Consumer Staples - 0.7%
Food Products - 0.2%
Danone SA	24,627	1,929,477
Personal Care Products - 0.5%
L'Oreal SA	11,200	4,811,684
TOTAL CONSUMER STAPLES		6,741,161
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Gaztransport Et Technigaz SA	35,900	8,721,745
Financials - 0.9%
Banks - 0.9%
BNP Paribas SA	87,400	9,178,881
Health Care - 0.6%
Biotechnology - 0.6%
Abivax SA (a)(b)	57,100	6,605,808
Industrials - 3.8%
Aerospace & Defense - 2.1%
Airbus SE	79,800	16,451,528
Dassault Aviation SA	12,944	4,508,904
		20,960,432
Building Products - 0.6%
Cie de Saint-Gobain SA	63,400	5,808,700
Electrical Equipment - 0.9%
Legrand SA	48,800	8,743,185
Trading Companies & Distributors - 0.2%
Rexel SA	49,100	2,060,713
TOTAL INDUSTRIALS		37,573,030
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	50,118	10,782,407
Utilities - 0.7%
Multi-Utilities - 0.7%
Engie SA	214,300	7,059,975
TOTAL FRANCE		109,555,191
GERMANY - 8.0%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Schaeffler AG Class Registered	171,700	1,628,247
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Boerse AG	30,700	9,418,695
Health Care - 0.5%
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA	84,000	4,068,088
Pharmaceuticals - 0.1%
Bayer AG	19,700	879,750
TOTAL HEALTH CARE		4,947,838
Industrials - 6.4%
Aerospace & Defense - 0.3%
Rheinmetall AG	1,857	2,954,923
Electrical Equipment - 4.0%
Siemens Energy AG	185,000	39,208,478
Industrial Conglomerates - 2.1%
Siemens AG	70,100	20,830,998
TOTAL INDUSTRIALS		62,994,399
TOTAL GERMANY		78,989,179
HONG KONG - 1.9%
Financials - 1.9%
Insurance - 1.9%
Prudential PLC	1,200,400	18,089,487
Prudential PLC rights (a)(c)	1,200,400	227,705

TOTAL HONG KONG		18,317,192
IRELAND - 1.6%
Financials - 1.2%
Banks - 1.2%
AIB Group PLC	1,014,600	11,667,314
Industrials - 0.4%
Building Products - 0.4%
Kingspan Group PLC	47,000	4,338,456
TOTAL IRELAND		16,005,770
ISRAEL - 1.5%
Health Care - 1.5%
Pharmaceuticals - 1.5%
Teva Pharmaceutical Industries Ltd ADR (a)	406,600	14,259,462
ITALY - 7.7%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Telecom Italia SpA/Milano (a)	15,151,600	11,939,288
Consumer Discretionary - 1.3%
Leisure Products - 0.5%
Technogym SpA (d)(e)	194,977	4,585,848
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA (b)	84,500	8,207,593
TOTAL CONSUMER DISCRETIONARY		12,793,441
Consumer Staples - 0.7%
Beverages - 0.7%
Coca-Cola HBC AG	120,300	7,006,284
Financials - 2.2%
Banks - 2.2%
FinecoBank Banca Fineco SpA	326,335	8,073,705
Intesa Sanpaolo SpA	1,961,700	13,328,246
TOTAL FINANCIALS		21,401,951
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	87,800	5,115,227
Industrials - 1.8%
Electrical Equipment - 1.8%
Prysmian SpA	116,300	17,690,302
TOTAL ITALY		75,946,493
JAPAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Kioxia Holdings Corp (a)	20,500	4,960,153
Lasertec Corp	11,200	3,095,438

TOTAL JAPAN		8,055,591
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fresnillo PLC	53,800	2,368,289
NETHERLANDS - 6.7%
Financials - 0.9%
Banks - 0.9%
ING Groep NV	308,900	8,939,996
Information Technology - 5.8%
Semiconductors & Semiconductor Equipment - 5.8%
ASML Holding NV	39,500	57,099,078
TOTAL NETHERLANDS		66,039,074
NORWAY - 0.7%
Energy - 0.7%
Energy Equipment & Services - 0.2%
Odfjell Drilling Ltd	157,800	1,693,019
Oil, Gas & Consumable Fuels - 0.5%
Equinor ASA	124,500	5,066,808
TOTAL NORWAY		6,759,827
POLAND - 0.2%
Industrials - 0.2%
Professional Services - 0.2%
Benefit Systems SA (a)	2,000	2,207,017
PORTUGAL - 1.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Sonae SGPS SA	879,500	2,010,775
Financials - 0.9%
Banks - 0.9%
Banco Comercial Portugues SA	8,310,400	8,865,932
TOTAL PORTUGAL		10,876,707
SINGAPORE - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
STMicroelectronics NV	168,400	9,094,527
SPAIN - 5.4%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Neinor Homes SA (d)(e)	177,100	3,458,681
Financials - 4.3%
Banks - 4.3%
Banco Santander SA	1,749,800	21,316,917
Bankinter SA	346,800	5,765,464
CaixaBank SA	1,230,300	15,659,694
TOTAL FINANCIALS		42,742,075
Industrials - 0.7%
Construction & Engineering - 0.7%
ACS Actividades de Construccion y Servicios SA	45,097	6,488,984
Transportation Infrastructure - 0.0%
Aena SME SA (b)(d)(e)	31,100	848,272
TOTAL INDUSTRIALS		7,337,256
TOTAL SPAIN		53,538,012
SWEDEN - 4.9%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Haypp Group AB (a)	399,824	5,274,546
Financials - 2.5%
Capital Markets - 0.9%
EQT AB	275,700	8,856,800
Financial Services - 1.6%
Investor AB B Shares	354,500	14,283,285
TOTAL FINANCIALS		23,140,085
Industrials - 1.7%
Building Products - 1.1%
Assa Abloy AB B Shares	253,200	9,636,834
Munters Group AB (d)(e)	50,300	1,090,144
		10,726,978
Machinery - 0.6%
Atlas Copco AB B Shares	378,800	6,353,165
TOTAL INDUSTRIALS		17,080,143
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(f)(g)	18,879	150,227
Materials - 0.2%
Metals & Mining - 0.2%
Alleima AB	249,900	2,218,115
TOTAL SWEDEN		47,863,116
SWITZERLAND - 4.5%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Cie Financiere Richemont SA Series A	92,040	17,664,078
Financials - 1.2%
Capital Markets - 1.2%
UBS Group AG	276,740	12,219,274
Health Care - 1.5%
Pharmaceuticals - 1.5%
Galderma Group AG	67,950	14,255,464
TOTAL SWITZERLAND		44,138,816
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	23,400	9,267,804
UNITED KINGDOM - 21.3%
Communication Services - 2.5%
Diversified Telecommunication Services - 1.7%
Zegona Communications plc	655,167	15,708,556
Interactive Media & Services - 0.2%
MONY Group PLC	853,300	2,064,486
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	4,012,100	6,383,840
TOTAL COMMUNICATION SERVICES		24,156,882
Consumer Discretionary - 1.1%
Leisure Products - 0.6%
Games Workshop Group PLC	22,868	6,064,826
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC (a)	331,400	5,221,129
TOTAL CONSUMER DISCRETIONARY		11,285,955
Consumer Staples - 2.2%
Tobacco - 2.2%
British American Tobacco PLC	242,600	14,287,886
Imperial Brands PLC	185,968	7,065,421
TOTAL CONSUMER STAPLES		21,353,307
Financials - 5.5%
Banks - 3.1%
HSBC Holdings PLC	678,700	12,487,962
Lloyds Banking Group PLC	13,050,809	17,740,005
		30,227,967
Financial Services - 0.3%
Revolut Group Holdings Ltd (a)(f)(g)	1,798	2,689,753
Insurance - 2.1%
Admiral Group PLC	168,400	7,740,697
Hiscox Ltd	608,967	12,827,531
		20,568,228
TOTAL FINANCIALS		53,485,948
Health Care - 3.9%
Pharmaceuticals - 3.9%
Astrazeneca PLC	196,900	37,371,110
Industrials - 3.0%
Aerospace & Defense - 2.9%
Rolls-Royce Holdings PLC	1,776,700	28,589,875
Trading Companies & Distributors - 0.1%
Diploma PLC	11,500	1,086,014
TOTAL INDUSTRIALS		29,675,889
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Halma PLC	227,345	13,633,482
Utilities - 1.7%
Electric Utilities - 0.8%
SSE PLC	232,600	8,328,100
Multi-Utilities - 0.9%
National Grid PLC	487,667	8,729,524
TOTAL UTILITIES		17,057,624
TOTAL UNITED KINGDOM		208,020,197
UNITED STATES - 10.8%
Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Shell PLC	821,577	37,354,483
Health Care - 3.4%
Biotechnology - 0.2%
Insmed Inc (a)	17,300	2,358,509
Pharmaceuticals - 3.2%
Roche Holding AG	76,930	31,348,963
TOTAL HEALTH CARE		33,707,472
Industrials - 2.1%
Electrical Equipment - 2.1%
Schneider Electric SE	64,400	20,492,648
Materials - 1.5%
Construction Materials - 1.5%
CRH PLC	26,700	3,161,814
Holcim AG	120,190	11,168,827
TOTAL MATERIALS		14,330,641
TOTAL UNITED STATES		105,885,244
TOTAL COMMON STOCKS (Cost $690,117,659)		973,259,355

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(f)(g) (Cost $1,000,736)	3,852	799,566

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	5,016,810	5,017,814
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	14,748,243	14,749,718
TOTAL MONEY MARKET FUNDS (Cost $19,767,532)			19,767,532

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $710,885,927)	993,826,453
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(11,065,483)
NET ASSETS - 100.0%	982,760,970

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,982,945 or 1.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,982,945 or 1.0% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,639,546 or 0.4% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	1,000,736

Kry International Ab	5/14/2021 - 10/30/2024	1,248,474

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	1,834,012

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,759,906	210,445,341	209,186,272	334,635	(1,161)	-	5,017,814	5,016,810	0.0%
Fidelity Securities Lending Cash Central Fund	5,772,200	45,445,302	36,467,607	18,212	(177)	-	14,749,718	14,748,243	0.0%
Total	9,532,106	255,890,643	245,653,879	352,847	(1,338)	-	19,767,532

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	49,564,067	29,712,330	19,851,737	-
Consumer Discretionary	61,529,235	42,334,676	19,194,559	-
Consumer Staples	43,132,352	19,849,568	23,282,784	-
Energy	52,836,055	10,414,764	42,421,291	-
Financials	245,097,336	133,896,146	108,511,437	2,689,753
Health Care	131,240,784	106,311,424	24,929,360	-
Industrials	206,707,823	88,100,587	118,607,236	-
Information Technology	110,434,384	45,129,488	65,154,669	150,227
Materials	48,599,720	10,518,036	38,081,684	-
Utilities	24,117,599	7,059,975	17,057,624	-

Convertible Preferred Stocks
Information Technology	799,566	-	-	799,566

Money Market Funds	19,767,532	19,767,532	-	-
Total Investments in Securities:	993,826,453	513,094,526	477,092,381	3,639,546
Fidelity® Europe Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,430,994) - See accompanying schedule:
Unaffiliated issuers (cost $691,118,395)	$974,058,921
Fidelity Central Funds (cost $19,767,532)	19,767,532

Total Investment in Securities (cost $710,885,927)		$993,826,453
Foreign currency held at value (cost $174,832)		174,970
Receivable for investments sold		8,655,501
Receivable for fund shares sold		278,900
Dividends receivable		3,647,255
Reclaims receivable		4,897,716
Distributions receivable from Fidelity Central Funds		22,352
Prepaid expenses		242
Other receivables		91
Total assets		1,011,503,480
Liabilities
Payable for investments purchased
Regular delivery	$11,226,816
Delayed delivery	231,171
Payable for fund shares redeemed	1,818,810
Accrued management fee	662,472
Distribution and service plan fees payable	10,269
Other payables and accrued expenses	43,077
Collateral on securities loaned	14,749,895
Total liabilities		28,742,510
Net Assets		$982,760,970
Net Assets consist of:
Paid in capital		$716,074,187
Total accumulated earnings (loss)		266,686,783
Net Assets		$982,760,970

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($23,983,268 ÷ 492,491 shares)(a)		$48.70
Maximum offering price per share (100/94.25 of $48.70)		$51.67
Class M :
Net Asset Value and redemption price per share ($7,188,989 ÷ 147,434 shares)(a)		$48.76
Maximum offering price per share (100/96.50 of $48.76)		$50.53
Class C :
Net Asset Value and offering price per share ($2,859,920 ÷ 59,309 shares)(a)		$48.22
Europe :
Net Asset Value, offering price and redemption price per share ($931,928,448 ÷ 19,142,440 shares)		$48.68
Class I :
Net Asset Value, offering price and redemption price per share ($8,969,514 ÷ 184,131 shares)		$48.71
Class Z :
Net Asset Value, offering price and redemption price per share ($7,830,831 ÷ 161,650 shares)		$48.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$14,425,515
Foreign Tax Reclaims		1,293,997
Income from Fidelity Central Funds (including $18,212 from security lending)		352,847
Security lending		656
Income before foreign taxes withheld		$16,073,015
Less foreign taxes withheld		(1,236,087)
Total income		14,836,928
Expenses
Management fee
Basic fee	$3,936,428
Performance adjustment	(178,746)
Distribution and service plan fees	60,641
Custodian fees and expenses	27,836
Independent trustees' fees and expenses	1,500
Registration fees	80,329
Audit fees	45,078
Legal	500
Miscellaneous	1,338
Total expenses before reductions	3,974,904
Expense reductions	(186)
Total expenses after reductions		3,974,718
Net Investment income (loss)		10,862,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	35,803,344
Fidelity Central Funds	(1,338)
Foreign currency transactions	143,677
Total net realized gain (loss)		35,945,683
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	30,064,399
Assets and liabilities in foreign currencies	125,275
Total change in net unrealized appreciation (depreciation)		30,189,674
Net gain (loss)		66,135,357
Net increase (decrease) in net assets resulting from operations		$76,997,567
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,862,210	$12,475,157
Net realized gain (loss)	35,945,683	37,599,899
Change in net unrealized appreciation (depreciation)	30,189,674	133,420,012
Net increase (decrease) in net assets resulting from operations	76,997,567	183,495,068
Distributions to shareholders	(20,919,563)	(17,620,668)

Share transactions - net increase (decrease)	(2,705,782)	182,842,323

Total increase (decrease) in net assets	53,372,222	348,716,723

Net Assets
Beginning of period	929,388,748	580,672,025
End of period	$982,760,970	$929,388,748

Financial Highlights
Fidelity Advisor® Europe Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$45.76	$36.65	$30.50	$27.58	$46.12	$35.37
Income from Investment Operations
Net investment income (loss) A,B	.46	.57	.53	.46	.47	.41
Net realized and unrealized gain (loss)	3.36	9.57 C	6.05	2.46	(12.91)	10.72
Total from investment operations	3.82	10.14	6.58	2.92	(12.44)	11.13
Distributions from net investment income	(.88)	(1.03)	(.43)	-	(.99)	(.38)
Distributions from net realized gain	-	-	-	-	(5.12)	-
Total distributions	(.88)	(1.03)	(.43)	-	(6.10) D	(.38)
Net asset value, end of period	$48.70	$45.76	$36.65	$30.50	$27.58	$46.12
Total Return E,F,G	8.48%	28.45% C	21.73%	10.59%	(30.29)%	31.60%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.10% J	1.07%	.93%	1.02%	1.18%	1.36%
Expenses net of fee waivers, if any	1.10 % J	1.07%	.93%	1.01%	1.18%	1.36%
Expenses net of all reductions, if any	1.10% J	1.07%	.93%	1.01%	1.18%	1.36%
Net investment income (loss)	1.95% J	1.38%	1.47%	1.43%	1.42%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$23,983	$22,129	$15,852	$15,325	$16,495	$32,148
Portfolio turnover rate K	89 % J	51%	31%	37%	55%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.02 per share. Excluding this reimbursement, the total return would have been 28.41%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Europe Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$45.78	$36.66	$30.50	$27.65	$46.18	$35.42
Income from Investment Operations
Net investment income (loss) A,B	.40	.46	.44	.38	.37	.27
Net realized and unrealized gain (loss)	3.37	9.60 C	6.05	2.47	(12.95)	10.75
Total from investment operations	3.77	10.06	6.49	2.85	(12.58)	11.02
Distributions from net investment income	(.79)	(.94)	(.33)	-	(.83)	(.26)
Distributions from net realized gain	-	-	-	-	(5.12)	-
Total distributions	(.79)	(.94)	(.33)	-	(5.95)	(.26)
Net asset value, end of period	$48.76	$45.78	$36.66	$30.50	$27.65	$46.18
Total Return D,E,F	8.35%	28.14% C	21.39%	10.31%	(30.51)%	31.20%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.35% I	1.32%	1.19%	1.29%	1.49%	1.68%
Expenses net of fee waivers, if any	1.35 % I	1.32%	1.19%	1.28%	1.48%	1.68%
Expenses net of all reductions, if any	1.35% I	1.32%	1.19%	1.28%	1.48%	1.68%
Net investment income (loss)	1.70% I	1.13%	1.21%	1.16%	1.12%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$7,189	$6,799	$4,665	$4,248	$4,066	$6,937
Portfolio turnover rate J	89 % I	51%	31%	37%	55%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.02 per share. Excluding this reimbursement, the total return would have been 28.10%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Europe Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$45.29	$36.19	$30.03	$27.36	$45.63	$35.01
Income from Investment Operations
Net investment income (loss) A,B	.28	.26	.26	.21	.21	.04
Net realized and unrealized gain (loss)	3.34	9.51 C	5.98	2.46	(12.84)	10.64
Total from investment operations	3.62	9.77	6.24	2.67	(12.63)	10.68
Distributions from net investment income	(.69)	(.67)	(.08)	-	(.52)	(.06)
Distributions from net realized gain	-	-	-	-	(5.12)	-
Total distributions	(.69)	(.67)	(.08)	-	(5.64)	(.06)
Net asset value, end of period	$48.22	$45.29	$36.19	$30.03	$27.36	$45.63
Total Return D,E,F	8.07%	27.48% C	20.80%	9.76%	(30.85)%	30.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.85% I	1.81%	1.67%	1.79%	1.99%	2.19%
Expenses net of fee waivers, if any	1.85 % I	1.81%	1.67%	1.78%	1.98%	2.18%
Expenses net of all reductions, if any	1.85% I	1.81%	1.67%	1.78%	1.98%	2.18%
Net investment income (loss)	1.20% I	.64%	.73%	.65%	.62%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,860	$2,589	$1,601	$2,025	$2,496	$5,255
Portfolio turnover rate J	89 % I	51%	31%	37%	55%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.02 per share. Excluding this reimbursement, the total return would have been 27.44%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Europe Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$45.84	$36.71	$30.58	$27.57	$46.11	$35.35
Income from Investment Operations
Net investment income (loss) A,B	.53	.69	.64	.57	.57	.54
Net realized and unrealized gain (loss)	3.35	9.58 C	6.05	2.44	(12.88)	10.71
Total from investment operations	3.88	10.27	6.69	3.01	(12.31)	11.25
Distributions from net investment income	(1.04)	(1.14)	(.56)	-	(1.11)	(.49)
Distributions from net realized gain	-	-	-	-	(5.12)	-
Total distributions	(1.04)	(1.14)	(.56)	-	(6.23)	(.49)
Net asset value, end of period	$48.68	$45.84	$36.71	$30.58	$27.57	$46.11
Total Return D,E	8.62%	28.85% C	22.07%	10.92%	(30.07)%	31.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81% H	.77%	.65%	.70%	.88%	1.06%
Expenses net of fee waivers, if any	.81 % H	.77%	.64%	.69%	.88%	1.06%
Expenses net of all reductions, if any	.81% H	.77%	.64%	.69%	.88%	1.06%
Net investment income (loss)	2.25% H	1.67%	1.76%	1.75%	1.73%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$931,928	$877,403	$552,467	$519,010	$523,685	$913,296
Portfolio turnover rate I	89 % H	51%	31%	37%	55%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.02 per share. Excluding this reimbursement, the total return would have been 28.81%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Europe Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$45.91	$36.71	$30.58	$27.56	$46.07	$35.34
Income from Investment Operations
Net investment income (loss) A,B	.53	.71	.64	.57	.60	.54
Net realized and unrealized gain (loss)	3.36	9.56 C	6.05	2.45	(12.91)	10.70
Total from investment operations	3.89	10.27	6.69	3.02	(12.31)	11.24
Distributions from net investment income	(1.09)	(1.07)	(.56)	-	(1.08)	(.51)
Distributions from net realized gain	-	-	-	-	(5.12)	-
Total distributions	(1.09)	(1.07)	(.56)	-	(6.20)	(.51)
Net asset value, end of period	$48.71	$45.91	$36.71	$30.58	$27.56	$46.07
Total Return D,E	8.63%	28.82% C	22.09%	10.96%	(30.08)%	31.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83% H	.77%	.62%	.68%	.86%	1.06%
Expenses net of fee waivers, if any	.83 % H	.77%	.61%	.67%	.86%	1.06%
Expenses net of all reductions, if any	.83% H	.77%	.61%	.67%	.86%	1.06%
Net investment income (loss)	2.23% H	1.67%	1.79%	1.77%	1.74%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$8,970	$13,659	$3,011	$4,806	$4,283	$14,401
Portfolio turnover rate I	89 % H	51%	31%	37%	55%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.02 per share. Excluding this reimbursement, the total return would have been 28.78%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Europe Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$45.70	$36.63	$30.53	$27.48	$46.00	$35.27
Income from Investment Operations
Net investment income (loss) A,B	.55	.74	.67	.61	.62	.59
Net realized and unrealized gain (loss)	3.34	9.53 C	6.04	2.44	(12.86)	10.67
Total from investment operations	3.89	10.27	6.71	3.05	(12.24)	11.26
Distributions from net investment income	(1.15)	(1.20)	(.61)	-	(1.17)	(.53)
Distributions from net realized gain	-	-	-	-	(5.12)	-
Total distributions	(1.15)	(1.20)	(.61)	-	(6.28) D	(.53)
Net asset value, end of period	$48.44	$45.70	$36.63	$30.53	$27.48	$46.00
Total Return E,F	8.68%	28.97% C	22.20%	11.10%	(30.00)%	32.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.67%	.55%	.57%	.76%	.95%
Expenses net of fee waivers, if any	.72 % I	.67%	.54%	.56%	.75%	.95%
Expenses net of all reductions, if any	.72% I	.67%	.54%	.56%	.75%	.95%
Net investment income (loss)	2.34% I	1.78%	1.86%	1.87%	1.85%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$7,831	$6,811	$3,076	$2,222	$1,461	$28,249
Portfolio turnover rate J	89 % I	51%	31%	37%	55%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than  $.02 per share. Excluding this reimbursement, the total return would have been 28.93%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Europe, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$291,514,876
Gross unrealized depreciation	(13,375,349)
Net unrealized appreciation (depreciation)	$278,139,527
Tax cost	$715,686,926

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(46,348,544)
Long-term	-
Total capital loss carryforward	$(46,348,544)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Europe Fund	421,093,220	425,830,601
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
Europe	.84
Class I	.83
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Europe	.81
Class I	.83
Class Z	.72

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Europe Fund	MSCI Europe Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Europe. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.04)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	28,962	887
Class M	.25%	.25%	17,314	360
Class C	.75%	.25%	14,365	4,497
			60,641	5,744

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,761
Class M	106
4,867

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Europe Fund	139

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Europe Fund	10,937,118	32,937,456	6,941,972

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Europe Fund	8,116
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Europe Fund	611
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Europe Fund	2,034	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Europe Fund	1,229,707
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $186.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Europe Fund
Distributions to shareholders
Class A	$425,096	$439,342
Class M	114,909	119,110
Class C	42,832	28,833
Europe	19,862,885	16,851,586
Class I	291,147	88,150
Class Z	182,694	93,647
Total	$20,919,563	$17,620,668
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Europe Fund
Class A
Shares sold	60,694	245,415	$2,893,070	$10,009,889
Reinvestment of distributions	9,231	12,218	423,232	436,804
Shares redeemed	(61,016)	(206,587)	(2,849,111)	(8,594,432)
Net increase (decrease)	8,909	51,046	$467,191	$1,852,261
Class M
Shares sold	5,991	34,918	$286,452	$1,419,163
Reinvestment of distributions	2,370	3,192	108,953	114,398
Shares redeemed	(9,423)	(16,851)	(437,550)	(683,663)
Net increase (decrease)	(1,062)	21,259	$(42,145)	$849,898
Class C
Shares sold	12,652	23,752	$582,579	$948,756
Reinvestment of distributions	937	805	42,698	28,650
Shares redeemed	(11,433)	(11,650)	(546,023)	(478,640)
Net increase (decrease)	2,156	12,907	$79,254	$498,766
Europe
Shares sold	2,439,588	8,273,765	$115,678,717	$343,059,918
Reinvestment of distributions	398,668	432,120	18,246,942	15,431,021
Shares redeemed	(2,838,034)	(4,612,503)	(132,509,470)	(190,893,686)
Net increase (decrease)	222	4,093,382	$1,416,189	$167,597,253
Class I
Shares sold	27,431	339,459	$1,299,882	$14,220,516
Reinvestment of distributions	6,263	2,344	286,847	83,882
Shares redeemed	(147,064)	(126,319)	(6,797,799)	(5,159,005)
Net increase (decrease)	(113,370)	215,484	$(5,211,070)	$9,145,393
Class Z
Shares sold	31,868	104,128	$1,483,466	$4,468,979
Reinvestment of distributions	3,151	1,904	143,431	67,744
Shares redeemed	(22,407)	(40,966)	(1,042,098)	(1,637,971)
Net increase (decrease)	12,612	65,066	$584,799	$2,898,752
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® Japan Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
JAPAN - 96.8%
Communication Services - 3.6%
Entertainment - 2.2%
Konami Group Corp	59,600	7,156,367
Nintendo Co Ltd	299,800	14,665,884
		21,822,251
Wireless Telecommunication Services - 1.4%
SoftBank Group Corp	439,200	15,002,556
TOTAL COMMUNICATION SERVICES		36,824,807
Consumer Discretionary - 12.1%
Automobile Components - 0.5%
Yokohama Rubber Co Ltd/The	124,700	5,075,510
Automobiles - 3.3%
Toyota Motor Corp	1,784,200	34,248,464
Broadline Retail - 0.8%
Pan Pacific International Holdings Corp	1,451,000	8,206,933
Hotels, Restaurants & Leisure - 1.1%
Curves Holdings Co Ltd	975,000	5,099,378
Kyoritsu Maintenance Co Ltd	396,000	6,024,917
		11,124,295
Household Durables - 4.8%
Open House Group Co Ltd	179,700	10,576,003
Panasonic Holdings Corp	896,800	18,344,771
Sony Group Corp	799,500	16,018,249
Sumitomo Forestry Co Ltd	577,600	5,219,851
		50,158,874
Leisure Products - 0.3%
Roland Corp	141,600	3,692,806
Specialty Retail - 1.3%
Fast Retailing Co Ltd	27,700	13,039,646
TOTAL CONSUMER DISCRETIONARY		125,546,528
Consumer Staples - 5.6%
Beverages - 0.7%
Asahi Group Holdings Ltd	727,400	7,161,711
Consumer Staples Distribution & Retail - 0.6%
Tsuruha Holdings Inc	473,845	6,247,635
Food Products - 2.9%
Ajinomoto Co Inc	459,400	14,765,309
Kewpie Corp	359,500	9,538,933
Kotobuki Spirits Co Ltd (d)	369,600	4,730,293
		29,034,535
Personal Care Products - 0.5%
Rohto Pharmaceutical Co Ltd	378,600	5,567,301
Tobacco - 0.9%
Japan Tobacco Inc	260,900	9,719,761
TOTAL CONSUMER STAPLES		57,730,943
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ENEOS Holdings Inc	840,400	7,058,086
Inpex Corp	299,300	7,802,805
TOTAL ENERGY		14,860,891
Financials - 13.9%
Banks - 9.0%
Chiba Bank Ltd/The	385,500	5,321,138
Mizuho Financial Group Inc	600,800	25,836,031
Sumitomo Mitsui Financial Group Inc	1,568,200	55,371,659
Suruga Bank Ltd	446,700	6,623,209
		93,152,037
Capital Markets - 0.8%
SBI Holdings Inc	426,700	8,609,963
Financial Services - 2.2%
ORIX Corp	683,000	22,987,384
Insurance - 1.9%
LIFENET INSURANCE CO (b)(d)	370,700	4,564,466
Tokio Marine Holdings Inc	322,700	14,778,618
		19,343,084
TOTAL FINANCIALS		144,092,468
Health Care - 7.3%
Health Care Equipment & Supplies - 3.1%
Asahi Intecc Co Ltd	280,700	5,906,655
Hoya Corp	140,000	26,144,132
		32,050,787
Pharmaceuticals - 4.2%
Chugai Pharmaceutical Co Ltd	420,700	22,435,679
Santen Pharmaceutical Co Ltd	597,300	6,155,462
Takeda Pharmaceutical Co Ltd	458,300	15,322,250
		43,913,391
TOTAL HEALTH CARE		75,964,178
Industrials - 23.6%
Building Products - 2.7%
Daikin Industries Ltd	107,400	15,175,105
Nitto Boseki Co Ltd	68,000	12,493,708
		27,668,813
Construction & Engineering - 0.6%
COMSYS Holdings Corp	203,700	7,335,553
Electrical Equipment - 3.7%
Furukawa Electric Co Ltd	88,900	24,144,073
Mitsubishi Electric Corp	160,800	6,453,063
NIDEC CORP	477,200	7,350,678
		37,947,814
Industrial Conglomerates - 3.8%
Hitachi Ltd	1,229,100	39,083,351
Machinery - 8.2%
Daifuku Co Ltd	5,200	227,353
Ebara Corp	518,100	17,723,119
Hoshizaki Corp	161,000	5,234,845
IHI Corp	675,900	12,345,698
Japan Engine Corp (d)	58,000	4,599,232
Japan Steel Works Ltd/The (d)	75,100	4,589,411
Kawasaki Heavy Industries Ltd	526,000	10,813,725
Mitsubishi Heavy Industries Ltd	682,500	20,369,826
Namura Shipbuilding Co Ltd (d)	348,200	9,120,463
		85,023,672
Professional Services - 2.9%
BayCurrent Inc	144,300	4,647,046
Funai Soken Holdings Inc	50,600	361,008
Gakujo Co Ltd (d)	202,100	2,064,036
Persol Holdings Co Ltd	6,018,500	8,958,055
SIGMAXYZ Holdings Inc	663,000	2,716,800
SMS Co Ltd	238,300	2,715,091
Timee Inc (b)(d)	479,500	3,895,730
Visional Inc (b)	97,100	4,585,242
		29,943,008
Trading Companies & Distributors - 1.7%
ITOCHU Corp	1,405,500	17,418,516
TOTAL INDUSTRIALS		244,420,727
Information Technology - 16.3%
Electronic Equipment, Instruments & Components - 3.8%
Dexerials Corp	571,500	8,919,300
Hamamatsu Photonics KK	467,300	6,023,700
Ibiden Co Ltd (d)	231,500	19,800,231
Jeol Ltd	118,300	4,758,817
		39,502,048
IT Services - 3.4%
ExaWizards Inc (b)(d)	774,300	3,596,914
Fujitsu Ltd	409,300	8,215,205
NEC Corp	428,700	11,403,425
NSD Co Ltd	354,200	6,080,360
TechMatrix Corp	482,200	5,598,372
		34,894,276
Semiconductors & Semiconductor Equipment - 6.7%
Kioxia Holdings Corp (b)	114,100	27,607,483
Lasertec Corp	20,800	5,748,671
Renesas Electronics Corp	1,435,200	29,023,545
Rohm Co Ltd (d)	336,400	7,278,001
		69,657,700
Software - 0.7%
Money Forward Inc (b)(d)	250,800	7,678,115
Technology Hardware, Storage & Peripherals - 1.7%
FUJIFILM Holdings Corp	941,300	17,323,347
TOTAL INFORMATION TECHNOLOGY		169,055,486
Materials - 11.9%
Chemicals - 9.9%
Carlit Co Ltd	292,200	5,103,504
MEC Co Ltd	128,600	7,734,572
Mitsubishi Gas Chemical Co Inc	287,400	8,091,669
Mitsui Chemicals Inc	420,000	5,123,613
NOF Corp	335,700	6,855,998
Resonac Holdings Corp (d)	204,700	18,732,944
Shin-Etsu Chemical Co Ltd	484,600	22,312,051
Tokyo Ohka Kogyo Co Ltd	190,700	11,211,216
Toyo Gosei Co Ltd (d)	176,300	17,203,047
		102,368,614
Metals & Mining - 2.0%
JX Advanced Metals Corp	387,800	12,031,241
Mitsui Kinzoku Co Ltd	34,700	9,534,127
		21,565,368
TOTAL MATERIALS		123,933,982
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Relo Group Inc	612,000	7,661,256
Sumitomo Realty & Development Co Ltd	112,600	3,490,556
TOTAL REAL ESTATE		11,151,812
TOTAL JAPAN		1,003,581,822
KOREA (SOUTH) - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (b)	220,600	2,700,144
UNITED STATES - 0.9%
Industrials - 0.9%
Aerospace & Defense - 0.9%
Space Exploration Technologies Corp (a)(b)(c)	18,055	9,507,582
TOTAL COMMON STOCKS (Cost $617,545,954)		1,015,789,548

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	658,581	658,713
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	54,209,389	54,214,810
TOTAL MONEY MARKET FUNDS (Cost $54,873,523)			54,873,523

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $672,419,477)	1,070,663,071
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(33,547,264)
NET ASSETS - 100.0%	1,037,115,807

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,507,582 or 0.9% of net assets.

(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp	2/16/2021 - 5/24/2022	1,151,845

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,181,280	44,861,354	45,384,027	23,935	106	-	658,713	658,581	0.0%
Fidelity Securities Lending Cash Central Fund	61,202,904	216,959,444	223,948,492	380,528	954	-	54,214,810	54,209,389	0.2%
Total	62,384,184	261,820,798	269,332,519	404,463	1,060	-	54,873,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	39,524,951	2,700,144	36,824,807	-
Consumer Discretionary	125,546,528	-	125,546,528	-
Consumer Staples	57,730,943	-	57,730,943	-
Energy	14,860,891	-	14,860,891	-
Financials	144,092,468	-	144,092,468	-
Health Care	75,964,178	-	75,964,178	-
Industrials	253,928,309	-	244,420,727	9,507,582
Information Technology	169,055,486	-	169,055,486	-
Materials	123,933,982	-	123,933,982	-
Real Estate	11,151,812	-	11,151,812	-

Money Market Funds	54,873,523	54,873,523	-	-
Total Investments in Securities:	1,070,663,071	57,573,667	1,003,581,822	9,507,582
Fidelity® Japan Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,008,502) - See accompanying schedule:
Unaffiliated issuers (cost $617,545,954)	$1,015,789,548
Fidelity Central Funds (cost $54,873,523)	54,873,523

Total Investment in Securities (cost $672,419,477)		$1,070,663,071
Foreign currency held at value (cost $14,813,790)		15,090,677
Receivable for investments sold		63,620
Receivable for fund shares sold		249,402
Dividends receivable		7,016,022
Distributions receivable from Fidelity Central Funds		98,097
Prepaid expenses		213
Total assets		1,093,181,102
Liabilities
Payable for investments purchased	$716,086
Payable for fund shares redeemed	372,880
Accrued management fee	710,586
Distribution and service plan fees payable	8,629
Other payables and accrued expenses	43,257
Collateral on securities loaned	54,213,857
Total liabilities		56,065,295
Net Assets		$1,037,115,807
Net Assets consist of:
Paid in capital		$612,760,335
Total accumulated earnings (loss)		424,355,472
Net Assets		$1,037,115,807

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($26,342,229 ÷ 1,143,476 shares)(a)		$23.04
Maximum offering price per share (100/94.25 of $23.04)		$24.45
Class M :
Net Asset Value and redemption price per share ($4,061,104 ÷ 177,755 shares)(a)		$22.85
Maximum offering price per share (100/96.50 of $22.85)		$23.68
Class C :
Net Asset Value and offering price per share ($2,167,078 ÷ 96,906 shares)(a)		$22.36
Japan :
Net Asset Value, offering price and redemption price per share ($312,233,344 ÷ 13,433,773 shares)		$23.24
Class I :
Net Asset Value, offering price and redemption price per share ($47,172,513 ÷ 2,000,695 shares)		$23.58
Class Z :
Net Asset Value, offering price and redemption price per share ($645,139,539 ÷ 27,835,034 shares)		$23.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$9,669,525
Income from Fidelity Central Funds (including $380,528 from security lending)		404,463
Security lending		63,840
Income before foreign taxes withheld		$10,137,828
Less foreign taxes withheld		(966,647)
Total income		9,171,181
Expenses
Management fee
Basic fee	$3,528,787
Performance adjustment	119,235
Distribution and service plan fees	48,716
Custodian fees and expenses	21,119
Independent trustees' fees and expenses	1,409
Registration fees	46,996
Audit fees	33,621
Legal	465
Interest	42,563
Miscellaneous	1,226
Total expenses before reductions	3,844,137
Expense reductions	(98)
Total expenses after reductions		3,844,039
Net Investment income (loss)		5,327,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	53,471,117
Fidelity Central Funds	1,060
Foreign currency transactions	(1,576,729)
Total net realized gain (loss)		51,895,448
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	86,360,674
Assets and liabilities in foreign currencies	625,868
Total change in net unrealized appreciation (depreciation)		86,986,542
Net gain (loss)		138,881,990
Net increase (decrease) in net assets resulting from operations		$144,209,132
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,327,142	$10,703,429
Net realized gain (loss)	51,895,448	54,581,467
Change in net unrealized appreciation (depreciation)	86,986,542	150,052,568
Net increase (decrease) in net assets resulting from operations	144,209,132	215,337,464
Distributions to shareholders	(82,214,313)	(32,121,491)

Share transactions - net increase (decrease)	56,917,142	42,001,787

Total increase (decrease) in net assets	118,911,961	225,217,760

Net Assets
Beginning of period	918,203,846	692,986,086
End of period	$1,037,115,807	$918,203,846

Financial Highlights
Fidelity Advisor® Japan Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.72	$17.34	$14.56	$13.26	$20.90	$17.50
Income from Investment Operations
Net investment income (loss) A,B	.09	.20	.15	.11	.04	.02
Net realized and unrealized gain (loss)	3.14	4.92	3.18	1.19	(5.58)	3.71
Total from investment operations	3.23	5.12	3.33	1.30	(5.54)	3.73
Distributions from net investment income	(.84)	(.38)	(.09)	-	(.55)	(.07)
Distributions from net realized gain	(1.07)	(.37)	(.46)	-	(1.55)	(.25)
Total distributions	(1.91)	(.74) C	(.55)	-	(2.10)	(.33) C
Net asset value, end of period	$23.04	$21.72	$17.34	$14.56	$13.26	$20.90
Total Return D,E,F	16.35%	30.78%	23.44%	9.80%	(29.38)%	21.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.17% I	1.03%	.97%	1.22%	1.39%	1.38%
Expenses net of fee waivers, if any	1.17 % I	1.03%	.97%	1.22%	1.39%	1.38%
Expenses net of all reductions, if any	1.17% I	1.03%	.97%	1.21%	1.39%	1.38%
Net investment income (loss)	.80% I	1.08%	.90%	.69%	.26%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$26,342	$21,770	$16,922	$15,764	$13,004	$20,357
Portfolio turnover rate J	43 % I	39%	21%	25%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Japan Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.53	$17.21	$14.44	$13.19	$20.76	$17.40
Income from Investment Operations
Net investment income (loss) A,B	.06	.15	.11	.06	(.01)	(.05)
Net realized and unrealized gain (loss)	3.12	4.89	3.16	1.19	(5.55)	3.69
Total from investment operations	3.18	5.04	3.27	1.25	(5.56)	3.64
Distributions from net investment income	(.78)	(.35)	(.04)	-	(.46)	(.02)
Distributions from net realized gain	(1.07)	(.37)	(.46)	-	(1.55)	(.25)
Total distributions	(1.86) C	(.72)	(.50)	-	(2.01)	(.28) C
Net asset value, end of period	$22.85	$21.53	$17.21	$14.44	$13.19	$20.76
Total Return D,E,F	16.20%	30.47%	23.10%	9.48%	(29.55)%	21.00%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.42% I	1.28%	1.22%	1.51%	1.69%	1.70%
Expenses net of fee waivers, if any	1.42 % I	1.28%	1.22%	1.50%	1.69%	1.70%
Expenses net of all reductions, if any	1.42% I	1.28%	1.21%	1.49%	1.69%	1.70%
Net investment income (loss)	.55% I	.83%	.65%	.42%	(.04)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,061	$3,633	$2,847	$2,354	$2,282	$3,919
Portfolio turnover rate J	43 % I	39%	21%	25%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Japan Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.06	$16.84	$14.17	$13.00	$20.43	$17.17
Income from Investment Operations
Net investment income (loss) A,B	- C	.06	.03	- C	(.07)	(.12)
Net realized and unrealized gain (loss)	3.05	4.79	3.10	1.17	(5.49)	3.63
Total from investment operations	3.05	4.85	3.13	1.17	(5.56)	3.51
Distributions from net investment income	(.68)	(.26)	-	-	(.33)	(.01)
Distributions from net realized gain	(1.07)	(.37)	(.46)	-	(1.55)	(.25)
Total distributions	(1.75)	(.63)	(.46)	-	(1.87) D	(.25) D
Net asset value, end of period	$22.36	$21.06	$16.84	$14.17	$13.00	$20.43
Total Return E,F,G	15.85%	29.84%	22.54%	9.00%	(29.85)%	20.54%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.92% J	1.78%	1.71%	1.94%	2.11%	2.09%
Expenses net of fee waivers, if any	1.92 % J	1.78%	1.70%	1.93%	2.10%	2.09%
Expenses net of all reductions, if any	1.92% J	1.78%	1.70%	1.93%	2.10%	2.09%
Net investment income (loss)	.05% J	.33%	.16%	(.02)%	(.46)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,167	$2,024	$1,967	$1,779	$2,179	$4,778
Portfolio turnover rate K	43 % J	39%	21%	25%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Japan Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.93	$17.50	$14.69	$13.35	$21.01	$17.58
Income from Investment Operations
Net investment income (loss) A,B	.12	.25	.20	.15	.08	.08
Net realized and unrealized gain (loss)	3.16	4.98	3.21	1.19	(5.60)	3.72
Total from investment operations	3.28	5.23	3.41	1.34	(5.52)	3.80
Distributions from net investment income	(.90)	(.43)	(.14)	-	(.59)	(.11)
Distributions from net realized gain	(1.07)	(.37)	(.46)	-	(1.55)	(.25)
Total distributions	(1.97)	(.80)	(.60)	-	(2.14)	(.37) C
Net asset value, end of period	$23.24	$21.93	$17.50	$14.69	$13.35	$21.01
Total Return D,E	16.48%	31.23%	23.78%	10.04%	(29.16)%	21.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.87% H	.74%	.69%	.96%	1.13%	1.09%
Expenses net of fee waivers, if any	.87 % H	.74%	.68%	.95%	1.12%	1.09%
Expenses net of all reductions, if any	.87% H	.74%	.68%	.95%	1.12%	1.09%
Net investment income (loss)	1.10% H	1.37%	1.18%	.96%	.52%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$312,233	$243,060	$176,869	$149,990	$113,015	$167,954
Portfolio turnover rate I	43 % H	39%	21%	25%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Japan Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.22	$17.64	$14.81	$13.45	$20.97	$17.56
Income from Investment Operations
Net investment income (loss) A,B	.11	.25	.19	.15	.09	.09
Net realized and unrealized gain (loss)	3.21	5.04	3.24	1.21	(5.65)	3.71
Total from investment operations	3.32	5.29	3.43	1.36	(5.56)	3.80
Distributions from net investment income	(.89)	(.35)	(.14)	-	(.41)	(.14)
Distributions from net realized gain	(1.07)	(.37)	(.46)	-	(1.55)	(.25)
Total distributions	(1.96)	(.71) C	(.60)	-	(1.96)	(.39)
Net asset value, end of period	$23.58	$22.22	$17.64	$14.81	$13.45	$20.97
Total Return D,E	16.45%	31.20%	23.73%	10.11%	(29.15)%	21.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.78%	.72%	.94%	1.09%	1.04%
Expenses net of fee waivers, if any	.91 % H	.78%	.72%	.94%	1.09%	1.04%
Expenses net of all reductions, if any	.91% H	.78%	.72%	.94%	1.09%	1.04%
Net investment income (loss)	1.05% H	1.33%	1.15%	.97%	.56%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$47,173	$24,853	$18,555	$32,712	$33,320	$48,887
Portfolio turnover rate I	43 % H	39%	21%	25%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Japan Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.88	$17.47	$14.68	$13.31	$20.98	$17.56
Income from Investment Operations
Net investment income (loss) A,B	.13	.27	.22	.17	.11	.10
Net realized and unrealized gain (loss)	3.15	4.97	3.19	1.20	(5.59)	3.72
Total from investment operations	3.28	5.24	3.41	1.37	(5.48)	3.82
Distributions from net investment income	(.91)	(.46)	(.16)	-	(.64)	(.15)
Distributions from net realized gain	(1.07)	(.37)	(.46)	-	(1.55)	(.25)
Total distributions	(1.98)	(.83)	(.62)	-	(2.19)	(.40)
Net asset value, end of period	$23.18	$21.88	$17.47	$14.68	$13.31	$20.98
Total Return C,D	16.54%	31.38%	23.87%	10.29%	(29.07)%	21.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78% G	.64%	.57%	.80%	.96%	.96%
Expenses net of fee waivers, if any	.78 % G	.64%	.56%	.79%	.96%	.96%
Expenses net of all reductions, if any	.78% G	.64%	.56%	.79%	.96%	.96%
Net investment income (loss)	1.18% G	1.47%	1.30%	1.12%	.69%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$645,140	$622,864	$475,826	$429,659	$408,434	$585,487
Portfolio turnover rate H	43 % G	39%	21%	25%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Japan, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$420,909,771
Gross unrealized depreciation	(48,777,833)
Net unrealized appreciation (depreciation)	$372,131,938
Tax cost	$698,531,133

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Fund	198,358,121	225,656,650
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.86
Japan	.87
Class I	.87
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Japan	.81
Class I	.85
Class Z	.72

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Japan Fund	TOPIX

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of <Name of Class>. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .03%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	29,271	1,588
Class M	.25%	.25%	9,356	160
Class C	.75%	.25%	10,089	1,139
			48,716	2,887

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,291
Class M	205
Class CA	34
3,530

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Japan Fund	25

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Japan Fund	Borrower	38,676,800	3.91%	41,966

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Japan Fund	-	2,198,405	1,760,533

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Japan Fund	585
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Japan Fund	47,272	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Japan Fund	748,928
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Japan Fund	2,594	4.14%	597
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $98.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Japan Fund
Distributions to shareholders
Class A	$1,897,069	$715,903
Class M	308,994	121,784
Class C	165,100	74,834
Japan	21,976,538	7,875,903
Class I	2,189,997	751,595
Class Z	55,676,615	22,581,472
Total	$82,214,313	$32,121,491
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Japan Fund
Class A
Shares sold	198,126	141,455	$4,312,674	$2,649,565
Reinvestment of distributions	92,919	40,646	1,830,506	684,884
Shares redeemed	(149,637)	(156,014)	(3,236,348)	(2,798,686)
Net increase (decrease)	141,408	26,087	$2,906,832	$535,763
Class M
Shares sold	7,988	14,193	$170,163	$257,679
Reinvestment of distributions	15,778	7,270	308,615	121,622
Shares redeemed	(14,749)	(18,161)	(314,809)	(329,888)
Net increase (decrease)	9,017	3,302	$163,969	$49,413
Class C
Shares sold	11,633	19,004	$244,904	$325,395
Reinvestment of distributions	8,608	4,552	165,100	74,834
Shares redeemed	(19,432)	(44,301)	(401,445)	(745,737)
Net increase (decrease)	809	(20,745)	$8,559	$(345,508)
Japan
Shares sold	3,869,775	3,313,122	$84,676,115	$61,784,873
Reinvestment of distributions	1,019,333	424,185	20,233,754	7,194,179
Shares redeemed	(2,538,194)	(2,759,446)	(54,537,975)	(50,380,038)
Net increase (decrease)	2,350,914	977,861	$50,371,894	$18,599,014
Class I
Shares sold	980,495	327,165	$20,559,276	$6,326,650
Reinvestment of distributions	107,482	42,999	2,164,693	739,145
Shares redeemed	(205,958)	(303,191)	(4,351,991)	(5,409,044)
Net increase (decrease)	882,019	66,973	$18,371,978	$1,656,751
Class Z
Shares sold	304,233	753,129	$6,455,789	$13,656,683
Reinvestment of distributions	174,420	841,043	3,451,771	14,222,031
Shares redeemed	(1,114,657)	(355,498)	(24,813,650)	(6,372,360)
Net increase (decrease)	(636,004)	1,238,674	$(14,906,090)	$21,506,354
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity Japan Fund	22%	35%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Fund	57
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® Japan Smaller Companies Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
JAPAN - 97.1%
Communication Services - 0.5%
Entertainment - 0.5%
Capcom Co Ltd	101,200	2,136,698
Consumer Discretionary - 11.2%
Automobile Components - 1.8%
Niterra Co Ltd	87,700	4,740,670
Toyo Tire Corp	124,900	3,062,313
		7,802,983
Automobiles - 1.0%
Mazda Motor Corp	637,300	4,102,251
Broadline Retail - 1.0%
Ryohin Keikaku Co Ltd	188,100	4,356,925
Distributors - 0.8%
Central Automotive Products Ltd	299,600	3,454,620
Hotels, Restaurants & Leisure - 0.5%
Food & Life Cos Ltd	38,700	2,251,219
Household Durables - 2.0%
Panasonic Holdings Corp	416,900	8,528,027
Specialty Retail - 1.9%
Sanrio Co Ltd	653,000	3,805,431
USS Co Ltd	388,900	4,200,283
		8,005,714
Textiles, Apparel & Luxury Goods - 2.2%
Asics Corp	226,200	6,423,544
Fujibo Holdings Inc	108,300	2,730,481
		9,154,025
TOTAL CONSUMER DISCRETIONARY		47,655,764
Consumer Staples - 6.8%
Consumer Staples Distribution & Retail - 0.8%
Kato Sangyo Co Ltd	90,800	3,549,865
Food Products - 5.0%
Ajinomoto Co Inc	240,900	7,742,627
Kewpie Corp	260,350	6,908,098
Kotobuki Spirits Co Ltd (a)	495,400	6,340,334
		20,991,059
Household Products - 1.0%
Transaction Co Ltd (a)	600,800	4,327,801
TOTAL CONSUMER STAPLES		28,868,725
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Inpex Corp	275,600	7,184,942
Itochu Enex Co Ltd	243,800	2,966,622
TOTAL ENERGY		10,151,564
Financials - 13.5%
Banks - 6.8%
77 Bank Ltd/The	323,500	6,227,695
Hokuhoku Financial Group Inc	356,300	13,583,210
Kyoto Financial Group Inc (a)	103,100	2,849,802
North Pacific Bank Ltd (a)	969,800	6,166,323
		28,827,030
Financial Services - 1.8%
ORIX Corp	222,600	7,491,935
Insurance - 4.9%
LIFENET INSURANCE CO (b)	154,600	1,903,605
Sompo Holdings Inc	272,600	10,144,923
T&D Holdings Inc	192,900	4,673,584
Tokio Marine Holdings Inc	88,600	4,057,594
		20,779,706
TOTAL FINANCIALS		57,098,671
Health Care - 2.4%
Health Care Providers & Services - 0.7%
As One Corp	227,100	3,149,211
Pharmaceuticals - 1.7%
Santen Pharmaceutical Co Ltd	303,400	3,126,682
Takeda Pharmaceutical Co Ltd	121,500	4,062,085
		7,188,767
TOTAL HEALTH CARE		10,337,978
Industrials - 30.3%
Building Products - 2.3%
Nichias Corp	359,700	7,136,877
Nitto Boseki Co Ltd	14,600	2,682,472
		9,819,349
Commercial Services & Supplies - 0.4%
Daiei Kankyo Co Ltd	78,700	1,890,521
Construction & Engineering - 4.7%
Fukuda Corp	46,800	2,507,891
Hazama Ando Corp	520,800	6,314,085
Hibiya Engineering Ltd	313,000	6,012,544
Meisei Industrial Co Ltd	208,400	2,458,274
Yurtec Corp	171,600	2,748,590
		20,041,384
Electrical Equipment - 3.3%
Furukawa Electric Co Ltd	19,800	5,377,420
SWCC Corp	69,500	7,113,792
Terasaki Electric Co Ltd (a)	65,100	1,670,953
		14,162,165
Ground Transportation - 1.4%
East Japan Railway Co	273,900	5,978,942
Machinery - 9.7%
Daifuku Co Ltd (a)	138,900	6,072,939
Ebara Corp	268,200	9,174,562
IHI Corp	258,100	4,714,343
Japan Steel Works Ltd/The	45,300	2,768,313
Kawasaki Heavy Industries Ltd	273,600	5,624,782
Namura Shipbuilding Co Ltd	108,200	2,834,101
Nippon Dry-Chemical Co Ltd (a)	178,300	3,380,591
Takeuchi Manufacturing Co Ltd	136,000	6,130,725
		40,700,356
Professional Services - 3.2%
BayCurrent Inc	61,100	1,967,668
Funai Soken Holdings Inc	285,360	2,035,915
Visional Inc (b)	205,200	9,689,925
		13,693,508
Trading Companies & Distributors - 4.3%
Inaba Denki Sangyo Co Ltd	232,800	3,927,297
Mitani Corp	298,600	4,950,945
Senshu Electric Co Ltd (a)	188,300	7,340,382
Totech Corp (a)	89,500	2,185,957
		18,404,581
Transportation Infrastructure - 1.0%
Kamigumi Co Ltd	124,000	4,098,245
TOTAL INDUSTRIALS		128,789,051
Information Technology - 14.1%
Electronic Equipment, Instruments & Components - 3.2%
Azbil Corp	462,200	4,113,468
Ibiden Co Ltd (a)	73,200	6,260,807
Maruwa Co Ltd/Aichi	6,800	3,212,367
		13,586,642
IT Services - 3.1%
Ad-sol Nissin Corp	143,700	1,359,969
Argo Graphics Inc	523,700	4,523,796
JFE Systems Inc	75,400	917,599
NSD Co Ltd	205,200	3,522,557
TechMatrix Corp	229,100	2,659,865
		12,983,786
Semiconductors & Semiconductor Equipment - 7.3%
Kioxia Holdings Corp (b)	67,400	16,308,014
Renesas Electronics Corp	531,000	10,738,226
Shibaura Mechatronics Corp	129,000	4,007,782
		31,054,022
Software - 0.5%
Money Forward Inc (a)(b)	69,450	2,126,177
TOTAL INFORMATION TECHNOLOGY		59,750,627
Materials - 11.8%
Chemicals - 8.2%
C Uyemura & Co Ltd	39,600	5,928,545
Fujimi Inc (a)	118,600	2,453,072
NOF Corp	174,900	3,571,981
Osaka Soda Co Ltd	412,400	4,937,718
Resonac Holdings Corp (a)	80,000	7,321,131
Tokyo Ohka Kogyo Co Ltd	95,300	5,602,669
Toyo Gosei Co Ltd	49,300	4,810,608
		34,625,724
Construction Materials - 1.0%
Maeda Kosen Co Ltd	380,000	4,434,935
Metals & Mining - 2.6%
Sumitomo Metal Mining Co Ltd	64,800	3,984,093
Yamato Kogyo Co Ltd	92,600	7,068,322
		11,052,415
TOTAL MATERIALS		50,113,074
Real Estate - 2.4%
Real Estate Management & Development - 2.4%
Arealink Co Ltd	307,400	1,978,423
Katitas Co Ltd	168,400	3,361,702
Starts Corp Inc	119,300	3,642,335
Sumitomo Realty & Development Co Ltd	35,321	1,094,937
TOTAL REAL ESTATE		10,077,397
Utilities - 1.7%
Electric Utilities - 1.0%
Shikoku Electric Power Co Inc	424,800	4,229,380
Gas Utilities - 0.7%
Hokkaido Gas Co Ltd	339,700	1,794,379
Nippon Gas Co Ltd	60,900	1,045,447
		2,839,826
TOTAL UTILITIES		7,069,206
TOTAL JAPAN		412,048,755
TOTAL COMMON STOCKS (Cost $267,806,614)		412,048,755

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	560,977	561,089
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	22,318,387	22,320,620
TOTAL MONEY MARKET FUNDS (Cost $22,881,709)			22,881,709

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $290,688,323)	434,930,464
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(10,475,951)
NET ASSETS - 100.0%	424,454,513

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	194,071	9,952,392	9,585,333	7,125	(41)	-	561,089	560,977	0.0%
Fidelity Securities Lending Cash Central Fund	16,332,834	85,094,863	79,107,033	59,533	(44)	-	22,320,620	22,318,387	0.1%
Total	16,526,905	95,047,255	88,692,366	66,658	(85)	-	22,881,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,136,698	-	2,136,698	-
Consumer Discretionary	47,655,764	-	47,655,764	-
Consumer Staples	28,868,725	-	28,868,725	-
Energy	10,151,564	-	10,151,564	-
Financials	57,098,671	-	57,098,671	-
Health Care	10,337,978	-	10,337,978	-
Industrials	128,789,051	-	128,789,051	-
Information Technology	59,750,627	-	59,750,627	-
Materials	50,113,074	-	50,113,074	-
Real Estate	10,077,397	-	10,077,397	-
Utilities	7,069,206	-	7,069,206	-

Money Market Funds	22,881,709	22,881,709	-	-
Total Investments in Securities:	434,930,464	22,881,709	412,048,755	-
Fidelity® Japan Smaller Companies Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,835,326) - See accompanying schedule:
Unaffiliated issuers (cost $267,806,614)	$412,048,755
Fidelity Central Funds (cost $22,881,709)	22,881,709

Total Investment in Securities (cost $290,688,323)		$434,930,464
Cash		9,234
Foreign currency held at value (cost $9,796,206)		9,956,642
Receivable for investments sold		1,176,210
Receivable for fund shares sold		133,962
Dividends receivable		3,629,085
Distributions receivable from Fidelity Central Funds		19,110
Prepaid expenses		121
Total assets		449,854,828
Liabilities
Payable for investments purchased	$2,665,230
Payable for fund shares redeemed	101,903
Accrued management fee	278,270
Other payables and accrued expenses	34,249
Collateral on securities loaned	22,320,663
Total liabilities		25,400,315
Net Assets		$424,454,513
Net Assets consist of:
Paid in capital		$246,620,300
Total accumulated earnings (loss)		177,834,213
Net Assets		$424,454,513
Net Asset Value, offering price and redemption price per share ($424,454,513 ÷ 22,062,690 shares)		$19.24
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$4,716,608
Income from Fidelity Central Funds (including $59,533 from security lending)		66,658
Security lending		1,299
Income before foreign taxes withheld		$4,784,565
Less foreign taxes withheld		(472,486)
Total income		4,312,079
Expenses
Management fee	$1,622,106
Custodian fees and expenses	13,533
Independent trustees' fees and expenses	644
Registration fees	12,207
Audit fees	29,526
Legal	209
Interest	23,145
Miscellaneous	618
Total expenses		1,701,988
Net Investment income (loss)		2,610,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	45,105,873
Fidelity Central Funds	(85)
Foreign currency transactions	(388,642)
Total net realized gain (loss)		44,717,146
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	16,165,645
Assets and liabilities in foreign currencies	305,642
Total change in net unrealized appreciation (depreciation)		16,471,287
Net gain (loss)		61,188,433
Net increase (decrease) in net assets resulting from operations		$63,798,524
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,610,091	$5,420,667
Net realized gain (loss)	44,717,146	62,587,939
Change in net unrealized appreciation (depreciation)	16,471,287	25,130,080
Net increase (decrease) in net assets resulting from operations	63,798,524	93,138,686
Distributions to shareholders	(60,519,067)	(17,881,080)

Share transactions
Proceeds from sales of shares	12,546,543	26,148,250
Reinvestment of distributions	30,945,698	17,214,798
Cost of shares redeemed	(17,808,931)	(133,030,231)

Net increase (decrease) in net assets resulting from share transactions	25,683,310	(89,667,183)
Total increase (decrease) in net assets	28,962,767	(14,409,577)

Net Assets
Beginning of period	395,491,746	409,901,323
End of period	$424,454,513	$395,491,746

Other Information
Shares
Sold	680,123	1,481,442
Issued in reinvestment of distributions	1,847,504	1,075,253
Redeemed	(984,032)	(7,363,553)
Net increase (decrease)	1,543,595	(4,806,858)

Financial Highlights
Fidelity® Japan Smaller Companies Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.27	$16.19	$13.68	$12.47	$17.92	$16.64
Income from Investment Operations
Net investment income (loss) A,B	.12	.22	.19	.18	.19	.20
Net realized and unrealized gain (loss)	2.81	3.57	2.75	1.04	(3.75)	1.36
Total from investment operations	2.93	3.79	2.94	1.22	(3.56)	1.56
Distributions from net investment income	(.67)	(.36)	(.33)	(.01)	(.51)	(.19)
Distributions from net realized gain	(2.29)	(.34)	(.10)	-	(1.38)	(.10)
Total distributions	(2.96)	(.71) C	(.43)	(.01)	(1.89)	(.28) C
Net asset value, end of period	$19.24	$19.27	$16.19	$13.68	$12.47	$17.92
Total Return D,E	17.46%	24.29%	21.84%	9.76%	(21.95)%	9.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.85% H	.85%	.88%	.92%	.91%	.91%
Expenses net of fee waivers, if any	.85 % H	.85%	.87%	.91%	.91%	.91%
Expenses net of all reductions, if any	.85% H	.85%	.87%	.91%	.91%	.91%
Net investment income (loss)	1.30% H	1.28%	1.21%	1.26%	1.33%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$424,455	$395,492	$409,901	$435,870	$364,425	$501,214
Portfolio turnover rate I	58 % H	42%	21%	36%	38%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$142,133,059
Gross unrealized depreciation	(8,048,084)
Net unrealized appreciation (depreciation)	$134,084,975
Tax cost	$300,845,489
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Smaller Companies Fund	114,028,285	154,206,213
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Japan Smaller Companies Fund	.84

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Japan Smaller Companies Fund	.81

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Japan Smaller Companies Fund	Borrower	30,554,000	3.90%	23,145

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Japan Smaller Companies Fund	850,900	1,682,224	944,471
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Japan Smaller Companies Fund	254

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Japan Smaller Companies Fund	6,614	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Japan Smaller Companies Fund	636,624
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity Japan Smaller Companies Fund	14%	27%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Smaller Companies Fund	52
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® Nordic Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
DroneShield Ltd (a)(c)	425,227	1,108,482
BRAZIL - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
ASTA Energy Solutions AG	28,200	1,833,570
CHINA - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Sigenergy Technology Co Ltd H Shares	1,400	102,494
DENMARK - 21.3%
Financials - 4.0%
Banks - 4.0%
Danske Bank A/S	280,300	14,408,674
Health Care - 7.3%
Biotechnology - 0.3%
Genmab A/S (a)	4,700	1,244,450
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	5,100	315,045
Pharmaceuticals - 6.9%
ALK-Abello A/S Series B	51,600	1,932,017
Novo Nordisk A/S Series B	529,900	22,539,807
		24,471,824
TOTAL HEALTH CARE		26,031,319
Industrials - 8.7%
Air Freight & Logistics - 4.0%
DSV A/S	58,300	14,270,208
Electrical Equipment - 4.7%
NKT A/S (a)	32,300	4,760,929
Vestas Wind Systems A/S	387,700	11,921,545
		16,682,474
TOTAL INDUSTRIALS		30,952,682
Materials - 1.3%
Chemicals - 1.3%
Novonesis Novozymes B Series B	76,100	4,676,023
TOTAL DENMARK		76,068,698
FINLAND - 13.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Neste Oyj	96,100	3,312,577
Financials - 4.7%
Banks - 4.7%
Nordea Bank Abp (Sweden)	896,844	16,717,322
Industrials - 0.8%
Machinery - 0.8%
Wartsila OYJ Abp	67,400	2,827,968
Information Technology - 4.6%
Communications Equipment - 4.6%
Nokia Oyj	1,332,400	16,583,794
Materials - 1.2%
Paper & Forest Products - 1.2%
UPM-Kymmene Oyj	146,100	4,367,348
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Cityvarasto Oyj (d)	80,500	1,506,937
Utilities - 1.3%
Electric Utilities - 1.3%
Fortum Oyj	178,300	4,486,573
TOTAL FINLAND		49,802,519
FRANCE - 1.2%
Health Care - 0.4%
Biotechnology - 0.4%
Abivax SA ADR (a)	12,200	1,432,036
Industrials - 0.8%
Electrical Equipment - 0.8%
Nexans SA	15,900	2,950,310
TOTAL FRANCE		4,382,346
GERMANY - 2.3%
Industrials - 2.3%
Construction & Engineering - 0.7%
HOCHTIEF AG	4,600	2,468,327
Electrical Equipment - 1.6%
Nordex SE (a)	25,100	1,429,332
Siemens Energy AG	20,400	4,323,529
		5,752,861
TOTAL GERMANY		8,221,188
NORWAY - 12.1%
Consumer Staples - 1.4%
Food Products - 1.4%
Mowi ASA	219,800	4,873,004
Energy - 2.6%
Energy Equipment & Services - 0.2%
Odfjell Drilling Ltd	59,700	640,515
Oil, Gas & Consumable Fuels - 2.4%
Equinor ASA	214,400	8,725,490
TOTAL ENERGY		9,366,005
Financials - 2.2%
Banks - 2.2%
DNB Bank ASA	262,000	7,935,195
Industrials - 2.0%
Aerospace & Defense - 1.7%
Kongsberg Gruppen ASA	180,700	6,046,284
Machinery - 0.3%
Kongsberg Maritime AS	180,700	1,184,291
TOTAL INDUSTRIALS		7,230,575
Information Technology - 2.5%
Communications Equipment - 0.9%
Smartoptics Group ASA	545,700	3,086,412
Electronic Equipment, Instruments & Components - 0.5%
General Oceans AS	64,100	212,163
Norbit ASA (d)	69,500	1,707,362
		1,919,525
Semiconductors & Semiconductor Equipment - 1.1%
Nordic Semiconductor ASA (a)	197,100	4,020,843
TOTAL INFORMATION TECHNOLOGY		9,026,780
Materials - 1.4%
Metals & Mining - 1.4%
Norsk Hydro ASA	442,900	4,888,072
TOTAL NORWAY		43,319,631
SWEDEN - 42.0%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Tele2 AB B Shares	52,700	1,081,370
Consumer Discretionary - 1.5%
Specialty Retail - 1.5%
Haypp Group AB (a)	415,698	5,483,958
Financials - 9.1%
Banks - 3.1%
Swedbank AB A1 Shares	311,500	10,921,183
Capital Markets - 0.8%
Nordnet AB	93,100	3,055,352
Financial Services - 5.2%
Investor AB B Shares	464,500	18,715,334
TOTAL FINANCIALS		32,691,869
Health Care - 3.0%
Biotechnology - 1.3%
Swedish Orphan Biovitrum AB B Shares (a)	99,800	4,624,239
Health Care Equipment & Supplies - 0.2%
Elekta AB B Shares	145,200	837,442
Health Care Providers & Services - 0.4%
Ambea AB (b)(c)	96,500	1,464,315
Life Sciences Tools & Services - 0.7%
AddLife AB B Shares	118,200	1,829,442
Medcap AB (a)	12,900	670,377
		2,499,819
Pharmaceuticals - 0.4%
Camurus AB (a)	22,800	1,311,288
TOTAL HEALTH CARE		10,737,103
Industrials - 23.2%
Aerospace & Defense - 3.0%
Mildef Group AB (d)	76,500	1,434,258
Saab AB B Shares	153,500	9,317,942
		10,752,200
Building Products - 3.3%
Assa Abloy AB B Shares	190,200	7,239,044
Munters Group AB (b)(c)	209,300	4,536,127
		11,775,171
Machinery - 16.9%
Atlas Copco AB B Shares	1,193,700	20,020,519
Beijer Alma AB B Shares	106,300	3,333,119
Epiroc AB A Shares	305,400	8,816,718
Indutrade AB	127,500	2,723,240
Sandvik AB	371,700	15,423,170
Volvo AB B Shares	287,500	10,021,319
		60,338,085
TOTAL INDUSTRIALS		82,865,456
Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 3.0%
Hexagon AB B Shares	170,400	1,831,577
Lagercrantz Group AB B Shares	296,253	7,739,431
Ncab Group Ab (a)	146,600	1,144,823
		10,715,831
Semiconductors & Semiconductor Equipment - 0.3%
Sivers Semiconductors AB (a)(d)	271,718	1,118,332
Technology Hardware, Storage & Peripherals - 0.7%
Dynavox Group AB (a)	274,300	2,434,690
TOTAL INFORMATION TECHNOLOGY		14,268,853
Materials - 0.7%
Metals & Mining - 0.4%
Boliden AB	25,900	1,346,792
Paper & Forest Products - 0.3%
Svenska Cellulosa AB SCA B Shares	110,300	1,254,393
TOTAL MATERIALS		2,601,185
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Swedish Logistic Property AB B Shares (a)	142,304	583,380
TOTAL SWEDEN		150,313,174
TAIWAN - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd	112,000	7,799,990
UNITED KINGDOM - 2.1%
Consumer Staples - 1.4%
Tobacco - 1.4%
British American Tobacco PLC	87,115	5,130,623
Financials - 0.5%
Financial Services - 0.5%
Enity Holding AB (a)(d)	201,100	1,633,587
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Verisure PLC (a)	52,600	650,059
TOTAL UNITED KINGDOM		7,414,269
TOTAL COMMON STOCKS (Cost $233,163,021)		350,366,361

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	1,620,651	1,620,975
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	1,939,558	1,939,752
TOTAL MONEY MARKET FUNDS (Cost $3,560,727)			3,560,727

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $236,723,748)	353,927,088
NET OTHER ASSETS (LIABILITIES) - 1.1%	3,829,171
NET ASSETS - 100.0%	357,756,259

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,000,442 or 1.7% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,108,924 or 2.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	631,975	43,045,045	42,056,113	51,839	68	-	1,620,975	1,620,651	0.0%
Fidelity Securities Lending Cash Central Fund	1,790,526	12,190,215	12,040,842	28,304	(147)	-	1,939,752	1,939,558	0.0%
Total	2,422,501	55,235,260	54,096,955	80,143	(79)	-	3,560,727

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,081,370	1,081,370	-	-
Consumer Discretionary	5,483,958	5,483,958	-	-
Consumer Staples	10,003,627	4,873,004	5,130,623	-
Energy	12,678,582	3,953,092	8,725,490	-
Financials	73,386,647	73,386,647	-	-
Health Care	38,200,458	14,101,156	24,099,302	-
Industrials	138,742,784	97,454,284	41,288,500	-
Information Technology	47,679,417	39,879,427	7,799,990	-
Materials	16,532,628	11,856,605	4,676,023	-
Real Estate	2,090,317	2,090,317	-	-
Utilities	4,486,573	4,486,573	-	-

Money Market Funds	3,560,727	3,560,727	-	-
Total Investments in Securities:	353,927,088	262,207,160	91,719,928	-
Fidelity® Nordic Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,233,750) - See accompanying schedule:
Unaffiliated issuers (cost $233,163,021)	$350,366,361
Fidelity Central Funds (cost $3,560,727)	3,560,727

Total Investment in Securities (cost $236,723,748)		$353,927,088
Cash		381,531
Foreign currency held at value (cost $53)		53
Receivable for investments sold		337,712
Receivable for fund shares sold		19,734
Dividends receivable		822,567
Reclaims receivable		5,918,018
Distributions receivable from Fidelity Central Funds		17,945
Prepaid expenses		91
Total assets		361,424,739
Liabilities
Payable for investments purchased	$178,378
Payable for fund shares redeemed	146,807
Accrued management fee	238,032
Payable for IRS closing agreement payments and fees	1,130,566
Other payables and accrued expenses	34,798
Collateral on securities loaned	1,939,899
Total liabilities		3,668,480
Net Assets		$357,756,259
Net Assets consist of:
Paid in capital		$235,640,729
Total accumulated earnings (loss)		122,115,530
Net Assets		$357,756,259
Net Asset Value, offering price and redemption price per share ($357,756,259 ÷ 4,969,863 shares)		$71.99
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$6,914,843
Foreign Tax Reclaims		2,385,882
Income from Fidelity Central Funds (including $28,304 from security lending)		80,143
Security lending		534
Less IRS closing agreement payments and fees		(305,780)
Income before foreign taxes withheld		$9,075,622
Less foreign taxes withheld		(1,230,048)
Total income		7,845,574
Expenses
Management fee	$1,383,465
Custodian fees and expenses	22,640
Independent trustees' fees and expenses	530
Registration fees	13,317
Audit fees	39,716
Legal	175
Miscellaneous	489
Total expenses		1,460,332
Net Investment income (loss)		6,385,242
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,825,330
Fidelity Central Funds	(79)
Foreign currency transactions	7,825
Total net realized gain (loss)		12,833,076
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	27,502,357
Assets and liabilities in foreign currencies	106,141
Total change in net unrealized appreciation (depreciation)		27,608,498
Net gain (loss)		40,441,574
Net increase (decrease) in net assets resulting from operations		$46,826,816
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,385,242	$7,795,723
Net realized gain (loss)	12,833,076	18,026,046
Change in net unrealized appreciation (depreciation)	27,608,498	4,149,614
Net increase (decrease) in net assets resulting from operations	46,826,816	29,971,383
Distributions to shareholders	(27,222,296)	(17,187,035)

Share transactions
Proceeds from sales of shares	19,599,932	40,045,592
Reinvestment of distributions	24,474,249	15,532,893
Cost of shares redeemed	(34,325,961)	(72,553,478)

Net increase (decrease) in net assets resulting from share transactions	9,748,220	(16,974,993)
Total increase (decrease) in net assets	29,352,740	(4,190,645)

Net Assets
Beginning of period	328,403,519	332,594,164
End of period	$357,756,259	$328,403,519

Other Information
Shares
Sold	284,117	625,961
Issued in reinvestment of distributions	381,516	257,979
Redeemed	(505,371)	(1,147,997)
Net increase (decrease)	160,262	(264,057)

Financial Highlights
Fidelity® Nordic Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$68.28	$65.55	$53.55	$46.13	$75.57	$56.51
Income from Investment Operations
Net investment income (loss) A,B	1.28	1.56 C	.92	.93	.78	1.06
Net realized and unrealized gain (loss)	8.17	4.65	11.11	6.49	(20.65) D	20.17
Total from investment operations	9.45	6.21	12.03	7.42	(19.87)	21.23
Distributions from net investment income	(2.42)	(2.36)	(.03)	-	(3.02)	(.96)
Distributions from net realized gain	(3.32)	(1.12)	-	-	(6.56)	(1.21)
Total distributions	(5.74)	(3.48)	(.03)	-	(9.57) E	(2.17)
Net asset value, end of period	$71.99	$68.28	$65.55	$53.55	$46.13	$75.57
Total Return F,G	14.86%	10.19% C	22.47%	16.08%	(29.33)% D	38.39%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.86% J	.86%	.88%	.94%	.93%	.92%
Expenses net of fee waivers, if any	.86 % J	.86%	.88%	.93%	.92%	.92%
Expenses net of all reductions, if any	.86% J	.86%	.88%	.93%	.92%	.92%
Net investment income (loss)	3.74% J	2.43%	1.39%	1.69%	1.45%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$357,756	$328,404	$332,594	$286,653	$257,164	$422,673
Portfolio turnover rate K	62 % J	49%	21%	23%	42%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income (loss) per share reflects EU reclaims which amounted to $.75 per share. Excluding these EU reclaims, the total return would have been 9.02%.
DAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (29.35)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For U.S. income tax purposes, EU reclaims received by a fund reduce the amounts of foreign taxes shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a fund during the fiscal year exceed foreign withholding taxes paid in that year, and a fund previously passed foreign tax credit on to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of shareholders. During the fiscal year ended October 31, 2025 and the six months ended April 30, 2026, the Fund received EU reclaims in excess of foreign withholding taxes paid. The Fund is seeking closing agreements with the IRS and has accrued estimated payments, along with associated interest and fees due to the IRS as presented in the Statement of Assets and Liabilities in payable for IRS closing agreement payments and fees, and in the Statement of Operations in IRS closing agreement payments and fees. The actual fees may differ from the estimate.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), non-deductible expenses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,627,814
Gross unrealized depreciation	(4,734,875)
Net unrealized appreciation (depreciation)	$105,892,939
Tax cost	$248,034,149

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nordic Fund	103,371,782	118,791,649
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Nordic Fund	.85

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Nordic Fund	.81

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Nordic Fund	12

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Nordic Fund	1,954,367	3,020,006	404,602

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Nordic Fund	8,118
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Nordic Fund	214
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nordic Fund	3,090	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Nordic Fund	661,838
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Pacific Basin Fund
Consolidated Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.4%
	Shares	Value ($)
AUSTRALIA - 6.3%
Consumer Discretionary - 1.0%
Specialty Retail - 1.0%
Lovisa Holdings Ltd	659,641	11,419,974
Financials - 3.9%
Capital Markets - 2.1%
HUB24 Ltd	143,970	8,809,735
Macquarie Group Ltd	92,404	15,874,288
		24,684,023
Financial Services - 1.8%
Challenger Ltd	2,079,470	12,942,987
Cuscal Ltd	2,233,531	7,585,787
		20,528,774
TOTAL FINANCIALS		45,212,797
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
Brambles Ltd	382,033	6,253,479
Materials - 0.9%
Metals & Mining - 0.9%
Northern Star Resources Ltd	705,728	10,817,566
TOTAL AUSTRALIA		73,703,816
CHINA - 16.0%
Communication Services - 5.4%
Entertainment - 1.0%
DouYu International Holdings Ltd ADR (a)(b)	887,510	4,331,048
HUYA Inc Class A ADR (b)	2,391,957	7,510,745
		11,841,793
Interactive Media & Services - 4.4%
Tencent Holdings Ltd	845,900	51,373,424
TOTAL COMMUNICATION SERVICES		63,215,217
Consumer Discretionary - 6.1%
Automobile Components - 0.3%
WeRide Inc ADR (a)(b)	666,300	5,143,836
Broadline Retail - 1.8%
Alibaba Group Holding Ltd	933,700	15,388,323
PDD Holdings Inc Class A ADR (a)	52,300	5,223,724
		20,612,047
Diversified Consumer Services - 0.9%
TAL Education Group Class A ADR (a)	906,600	10,081,392
Hotels, Restaurants & Leisure - 1.5%
Atour Lifestyle Holdings Ltd ADR	246,116	9,411,476
Luckin Coffee Inc ADR (a)	233,200	8,162,000
		17,573,476
Textiles, Apparel & Luxury Goods - 1.6%
Laopu Gold Co Ltd H Shares (b)	99,300	7,089,899
Shenzhou International Group Holdings Ltd	1,859,100	11,332,002
		18,421,901
TOTAL CONSUMER DISCRETIONARY		71,832,652
Consumer Staples - 1.3%
Beverages - 1.3%
China Resources Beverage Holdings Co Ltd (b)	8,999,400	10,019,310
Eastroc Beverage Group Co Ltd A Shares (China)	163,500	4,885,401
TOTAL CONSUMER STAPLES		14,904,711
Financials - 0.6%
Consumer Finance - 0.6%
Lufax Holding Ltd ADR (a)(b)	3,947,300	7,539,343
Health Care - 0.9%
Biotechnology - 0.3%
Zai Lab Ltd ADR (a)(b)	162,700	3,520,828
Health Care Equipment & Supplies - 0.6%
Zylox-Tonbridge Medical Technology Co Ltd H Shares (e)(f)	2,421,500	7,134,535
TOTAL HEALTH CARE		10,655,363
Industrials - 0.3%
Aerospace & Defense - 0.3%
EHang Holdings Ltd ADR (a)(b)	281,900	2,751,344
Electrical Equipment - 0.0%
Sigenergy Technology Co Ltd H Shares	4,300	314,804
TOTAL INDUSTRIALS		3,066,148
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Victory Giant Technology Huizhou Co Ltd H Shares	5,500	225,629
Software - 0.3%
Pony AI Inc ADR (a)	333,056	3,287,263
TOTAL INFORMATION TECHNOLOGY		3,512,892
Materials - 0.5%
Metals & Mining - 0.5%
Jiangxi Copper Co Ltd H Shares	1,117,000	5,308,507
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
KE Holdings Inc ADR (b)	408,000	6,989,040
TOTAL CHINA		187,023,873
HONG KONG - 2.5%
Financials - 2.5%
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR	30,500	4,712,555
Insurance - 2.1%
AIA Group Ltd	2,210,400	24,267,473
TOTAL FINANCIALS		28,980,028
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (a)(c)	2,572,200	3
TOTAL HONG KONG		28,980,031
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (g)	318,647	653,594
INDONESIA - 1.4%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.3%
Sumber Alfaria Trijaya Tbk PT	42,249,400	3,233,290
Food Products - 0.3%
Ultrajaya Milk Industry & Trading Co Tbk PT	40,753,600	3,985,874
TOTAL CONSUMER STAPLES		7,219,164
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	28,192,200	9,558,290
TOTAL INDONESIA		16,777,454
JAPAN - 34.3%
Communication Services - 1.7%
Entertainment - 1.7%
Daiichikosho Co Ltd	232,600	2,419,335
Nintendo Co Ltd	348,600	17,053,126
TOTAL COMMUNICATION SERVICES		19,472,461
Consumer Discretionary - 5.8%
Automobiles - 1.4%
Toyota Motor Corp	852,800	16,369,852
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	1,181,000	6,679,799
Hotels, Restaurants & Leisure - 0.5%
Kyoritsu Maintenance Co Ltd	352,700	5,366,131
Household Durables - 2.8%
Open House Group Co Ltd	177,300	10,434,754
Panasonic Holdings Corp	1,096,382	22,427,383
		32,862,137
Textiles, Apparel & Luxury Goods - 0.5%
Unitika Ltd (a)(b)	403,900	6,393,792
TOTAL CONSUMER DISCRETIONARY		67,671,711
Consumer Staples - 1.0%
Food Products - 0.7%
Ajinomoto Co Inc	257,400	8,272,944
Personal Care Products - 0.3%
Rohto Pharmaceutical Co Ltd	228,000	3,352,733
TOTAL CONSUMER STAPLES		11,625,677
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
ENEOS Holdings Inc	595,800	5,003,817
Financials - 3.6%
Banks - 0.6%
Sumitomo Mitsui Financial Group Inc	191,400	6,758,153
Capital Markets - 0.4%
SBI Holdings Inc	244,200	4,927,474
Financial Services - 1.7%
ORIX Corp	579,500	19,503,937
Insurance - 0.9%
LIFENET INSURANCE CO (a)(b)	370,100	4,557,078
Tokio Marine Holdings Inc	128,300	5,875,726
		10,432,804
TOTAL FINANCIALS		41,622,368
Health Care - 2.6%
Health Care Equipment & Supplies - 1.7%
Hoya Corp	108,600	20,280,377
Pharmaceuticals - 0.9%
Takeda Pharmaceutical Co Ltd	305,500	10,213,719
TOTAL HEALTH CARE		30,494,096
Industrials - 7.7%
Building Products - 1.3%
Daikin Industries Ltd	109,200	15,429,436
Construction & Engineering - 0.5%
COMSYS Holdings Corp	167,900	6,046,339
Electrical Equipment - 0.5%
NIDEC CORP	414,500	6,384,862
Industrial Conglomerates - 2.1%
Hitachi Ltd	765,200	24,332,097
Machinery - 2.0%
IHI Corp	389,600	7,116,266
Mitsubishi Heavy Industries Ltd	322,100	9,613,364
Namura Shipbuilding Co Ltd	236,200	6,186,827
		22,916,457
Professional Services - 1.3%
Funai Soken Holdings Inc	52,200	372,423
SMS Co Ltd	272,600	3,105,891
Timee Inc (a)(b)	1,409,400	11,450,767
		14,929,081
TOTAL INDUSTRIALS		90,038,272
Information Technology - 9.0%
Electronic Equipment, Instruments & Components - 2.1%
Hamamatsu Photonics KK	574,700	7,408,132
Ibiden Co Ltd	199,100	17,029,054
		24,437,186
IT Services - 0.3%
NSD Co Ltd	228,200	3,917,386
Semiconductors & Semiconductor Equipment - 5.9%
Kioxia Holdings Corp (a)	104,500	25,284,681
Renesas Electronics Corp	1,090,900	22,060,886
Rohm Co Ltd	639,800	13,842,047
SUMCO Corp	496,400	7,919,890
		69,107,504
Technology Hardware, Storage & Peripherals - 0.7%
FUJIFILM Holdings Corp	447,200	8,230,108
TOTAL INFORMATION TECHNOLOGY		105,692,184
Materials - 2.2%
Chemicals - 1.6%
Shin-Etsu Chemical Co Ltd	70,300	3,236,767
Toyo Gosei Co Ltd (b)	148,700	14,509,887
		17,746,654
Metals & Mining - 0.6%
Mitsui Kinzoku Co Ltd	27,400	7,528,388
TOTAL MATERIALS		25,275,042
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Sumitomo Realty & Development Co Ltd	124,917	3,872,378
TOTAL JAPAN		400,768,006
KOREA (SOUTH) - 10.7%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.2%
KT Corp	326,740	13,547,752
Interactive Media & Services - 0.5%
Webtoon Entertainment Inc (a)	514,503	6,297,517
TOTAL COMMUNICATION SERVICES		19,845,269
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Coupang Inc Class A (a)	819,200	16,367,616
Consumer Staples - 0.7%
Personal Care Products - 0.7%
Amorepacific Corp	86,518	7,983,157
Financials - 1.0%
Banks - 1.0%
KB Financial Group Inc	111,279	12,263,849
Industrials - 1.8%
Aerospace & Defense - 1.8%
Hanwha Aerospace Co Ltd	14,120	13,650,029
Korea Aerospace Industries Ltd	66,860	7,709,110
TOTAL INDUSTRIALS		21,359,139
Information Technology - 4.1%
Technology Hardware, Storage & Peripherals - 4.1%
Samsung Electronics Co Ltd	310,870	47,113,691
TOTAL KOREA (SOUTH)		124,932,721
SINGAPORE - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Sea Ltd Class A ADR (a)	74,700	6,340,536
TAIWAN - 15.3%
Industrials - 1.1%
Electrical Equipment - 1.1%
Bizlink Holding Inc	140,000	12,611,043
Information Technology - 14.2%
Semiconductors & Semiconductor Equipment - 14.2%
MediaTek Inc	205,000	17,168,193
Taiwan Semiconductor Manufacturing Co Ltd	2,146,000	149,453,381
TOTAL INFORMATION TECHNOLOGY		166,621,574
TOTAL TAIWAN		179,232,617
THAILAND - 1.4%
Industrials - 1.4%
Transportation Infrastructure - 1.4%
Airports of Thailand PCL	10,211,500	16,165,512
UNITED STATES - 5.9%
Health Care - 1.4%
Biotechnology - 0.2%
Legend Biotech Corp ADR (a)	108,900	2,561,328
Health Care Equipment & Supplies - 1.2%
Anteris Technologies Global Corp (a)(b)	1,795,137	11,040,093
Anteris Technologies Global Corp depository receipt (a)	455,983	2,573,556
GI Dynamics Inc (a)(c)	111,225	1
		13,613,650
TOTAL HEALTH CARE		16,174,978
Industrials - 1.0%
Aerospace & Defense - 1.0%
Space Exploration Technologies Corp (a)(c)(d)	22,539	11,868,812
Information Technology - 2.3%
Software - 0.5%
Canva Inc Class A (a)(c)(d)	4,424	5,453,730
Technology Hardware, Storage & Peripherals - 1.8%
Seagate Technology Holdings PLC	15,300	10,306,692
Western Digital Corp	23,700	10,298,124
		20,604,816
TOTAL INFORMATION TECHNOLOGY		26,058,546
Materials - 1.2%
Construction Materials - 1.2%
James Hardie Industries PLC depository receipt (a)	672,333	14,344,236
TOTAL UNITED STATES		68,446,572
TOTAL COMMON STOCKS (Cost $672,605,245)		1,103,024,732

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(c)(d)	76,206	528,108
INDIA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Valuedrive Technologies Pvt Ltd Series A (c)(d)	116	155,452
Valuedrive Technologies Pvt Ltd Series B (c)(d)	233	312,243
Valuedrive Technologies Pvt Ltd Series C (c)(d)	1	1,340
Valuedrive Technologies Pvt Ltd Series C1 (c)(d)	1	1,340
Valuedrive Technologies Pvt Ltd Series G (c)(d)	1,490,900	554,984
Valuedrive Technologies Pvt Ltd Series S2 (c)(d)	57	76,386

TOTAL INDIA		1,101,745
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A2 (a)(c)(d)	15	18,490
Canvas Inc Series A (a)(c)(d)	85	104,785

TOTAL UNITED STATES		123,275
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,343,194)		1,753,128

Non-Convertible Preferred Stocks - 2.7%
	Shares	Value ($)
KOREA (SOUTH) - 2.7%
Financials - 0.7%
Insurance - 0.7%
Samsung Fire & Marine Insurance Co Ltd	30,652	7,774,696
Information Technology - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co Ltd non-voting shares	219,180	23,808,813
TOTAL KOREA (SOUTH)		31,583,509
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $12,442,059)		31,583,509

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	34,188,196	34,195,033
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	45,555,929	45,560,485
TOTAL MONEY MARKET FUNDS (Cost $79,755,518)			79,755,518

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $767,146,016)	1,216,116,887
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(46,376,964)
NET ASSETS - 100.0%	1,169,739,923

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,075,670 or 1.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,134,535 or 0.6% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,134,535 or 0.6% of net assets.

(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $653,594 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Canva Inc Class A	3/18/2024 - 11/12/2025	5,573,816

Canva Inc Series A2	9/22/2023	16,000

Canvas Inc Series A	9/22/2023	90,666

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	1,082,365

Space Exploration Technologies Corp	2/16/2021 - 5/24/2022	1,437,725

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	153,330

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	307,981

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	621,971

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	68,479

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Meesho	6/9/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,028,323	235,605,403	220,440,004	287,827	1,311	-	34,195,033	34,188,196	0.1%
Fidelity Securities Lending Cash Central Fund	32,975,813	215,489,158	202,904,386	495,828	(100)	-	45,560,485	45,555,929	0.1%
Total	52,004,136	451,094,561	423,344,390	783,655	1,211	-	79,755,518

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	102,532,947	18,139,310	84,393,637	-
Consumer Discretionary	174,286,083	60,730,580	113,555,503	-
Consumer Staples	41,732,709	-	41,732,709	-
Energy	5,003,817	-	5,003,817	-
Financials	145,176,675	12,251,898	132,924,777	-
Health Care	57,324,437	17,122,249	40,202,187	1
Industrials	161,362,405	2,751,344	146,742,249	11,868,812
Information Technology	348,998,887	23,892,079	319,653,078	5,453,730
Materials	55,745,354	-	55,745,351	3
Real Estate	10,861,418	6,989,040	3,872,378	-

Convertible Preferred Stocks
Consumer Discretionary	1,101,745	-	-	1,101,745
Health Care	528,108	-	-	528,108
Information Technology	123,275	-	-	123,275

Non-Convertible Preferred Stocks
Financials	7,774,696	-	7,774,696	-
Information Technology	23,808,813	-	23,808,813	-

Money Market Funds	79,755,518	79,755,518	-	-
Total Investments in Securities:	1,216,116,887	221,632,018	975,409,195	19,075,674
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2026 ($)
Common Stocks	11,402,620	-	5,261,470	658,456	-	-	-	-	17,322,546	5,261,470
Convertible Preferred Stocks	1,264,223	(5)	(368,448)	1,154,163	(296,805)	-	-	-	1,753,128	(174,532)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Fidelity® Pacific Basin Fund
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,572,880) - See accompanying schedule:
Unaffiliated issuers (cost $687,390,498)	$1,136,361,369
Fidelity Central Funds (cost $79,755,518)	79,755,518

Total Investment in Securities (cost $767,146,016)		$1,216,116,887
Cash		15,015
Foreign currency held at value (cost $6,141)		6,142
Receivable for investments sold		65,051
Receivable for fund shares sold		300,551
Dividends receivable		2,698,016
Distributions receivable from Fidelity Central Funds		202,360
Prepaid expenses		222
Other receivables		159,052
Total assets		1,219,563,296
Liabilities
Payable for investments purchased	$1,999,832
Payable for fund shares redeemed	1,329,402
Accrued management fee	853,342
Other payables and accrued expenses	80,212
Collateral on securities loaned	45,560,585
Total liabilities		49,823,373
Net Assets		$1,169,739,923
Net Assets consist of:
Paid in capital		$680,513,335
Total accumulated earnings (loss)		489,226,588
Net Assets		$1,169,739,923
Net Asset Value, offering price and redemption price per share ($1,169,739,923 ÷ 25,353,079 shares)		$46.14
Consolidated Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$7,509,940
Income from Fidelity Central Funds (including $495,828 from security lending)		783,655
Security lending		44,675
Income before foreign taxes withheld		$8,338,270
Less foreign taxes withheld		(883,504)
Total income		7,454,766
Expenses
Management fee
Basic fee	$4,320,450
Performance adjustment	512,814
Custodian fees and expenses	179,824
Independent trustees' fees and expenses	1,544
Registration fees	29,600
Audit fees	42,169
Legal	1,124
Interest	4,657
Miscellaneous	1,316
Total expenses before reductions	5,093,498
Expense reductions	(1,644)
Total expenses after reductions		5,091,854
Net Investment income (loss)		2,362,912
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	77,188,776
Fidelity Central Funds	1,211
Foreign currency transactions	(245,535)
Total net realized gain (loss)		76,944,452
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $11,760)	91,212,041
Assets and liabilities in foreign currencies	113,987
Total change in net unrealized appreciation (depreciation)		91,326,028
Net gain (loss)		168,270,480
Net increase (decrease) in net assets resulting from operations		$170,633,392
Consolidated Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,362,912	$17,640,315
Net realized gain (loss)	76,944,452	45,303,189
Change in net unrealized appreciation (depreciation)	91,326,028	172,806,060
Net increase (decrease) in net assets resulting from operations	170,633,392	235,749,564
Distributions to shareholders	(74,098,293)	(38,319,917)

Share transactions
Proceeds from sales of shares	115,516,979	155,495,367
Reinvestment of distributions	55,785,947	28,600,287
Cost of shares redeemed	(92,749,586)	(102,559,536)

Net increase (decrease) in net assets resulting from share transactions	78,553,340	81,536,118
Total increase (decrease) in net assets	175,088,439	278,965,765

Net Assets
Beginning of period	994,651,484	715,685,719
End of period	$1,169,739,923	$994,651,484

Other Information
Shares
Sold	2,749,914	4,305,008
Issued in reinvestment of distributions	1,464,583	909,678
Redeemed	(2,237,978)	(2,978,157)
Net increase (decrease)	1,976,519	2,236,529

Consolidated Financial Highlights
Fidelity® Pacific Basin Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.55	$33.85	$27.79	$25.99	$46.10	$40.16
Income from Investment Operations
Net investment income (loss) A,B	.10	.80 C	.88 D	.32 E	.22	.15
Net realized and unrealized gain (loss)	6.66	9.73	6.77	3.88	(14.49)	7.74
Total from investment operations	6.76	10.53	7.65	4.20	(14.27)	7.89
Distributions from net investment income	(1.76)	(1.83)	(.25)	-	(1.17) F	(.10)
Distributions from net realized gain	(1.42)	-	(1.34)	(2.40)	(4.67) F	(1.85)
Total distributions	(3.17) G	(1.83)	(1.59)	(2.40)	(5.84)	(1.95)
Net asset value, end of period	$46.14	$42.55	$33.85	$27.79	$25.99	$46.10
Total Return H,I	17.47%	33.02%	28.70%	16.06%	(35.11)%	20.08%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.98% L	.98%	.88%	1.07%	1.12%	1.04%
Expenses net of fee waivers, if any	.98 % L	.98%	.88%	1.07%	1.12%	1.04%
Expenses net of all reductions, if any	.98% L	.98%	.88%	1.07%	1.12%	1.04%
Net investment income (loss)	.45% L	2.28% C	2.88% D	1.08% E	.64%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,169,740	$994,651	$715,686	$649,965	$657,558	$1,214,726
Portfolio turnover rate M	75 % L	47%	61%	46%	29%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.56 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.39 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.61%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.
FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
GTotal distributions per share do not sum due to rounding.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Consolidated Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Convertible Preferred Stocks	$1,753,128	Market comparable	Enterprise value/Revenue multiple (EV/R)	7.8	Increase
			Enterprise value/Gross profit multiple (EV/GP)	7.3	Increase
		Market approach	Transaction price	$15.40	Increase
			Discount rate	25.0%	Decrease
		Black scholes	Discount rate	3.8%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase
Common Stocks	$17,322,546	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	89.5	Increase
			Enterprise value/Revenue multiple (EV/R)	7.8	Increase
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$482,647,841
Gross unrealized depreciation	(60,081,273)
Net unrealized appreciation (depreciation)	$422,566,568
Tax cost	$793,550,319

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Special Purpose Vehicle. The Funds included in the table below hold private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity Pacific Basin Fund	FID FDI 302,LLC	1,169,110.10

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pacific Basin Fund	382,639,278	386,673,231
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Pacific Basin Fund	.83

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Pacific Basin Fund	.83

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Pacific Basin Fund	MSCI All Country Pacific Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .10%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Pacific Basin Fund	1,741

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Pacific Basin Fund	Borrower	10,455,250	4.02%	4,657

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Pacific Basin Fund	8,163,347	201,324	53,004
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Pacific Basin Fund	649
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Pacific Basin Fund	57,746	4	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Pacific Basin Fund	178,903
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,644.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Pacific Basin Fund	14%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703611.128
TIF-SANN-0626
Fidelity® Total International Equity Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Total International Equity Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
ARGENTINA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
YPF SA Class D ADR (a)(c)	47,200	2,131,552
AUSTRALIA - 1.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Whitehaven Coal Ltd	45,004	275,002
Financials - 0.1%
Capital Markets - 0.1%
Macquarie Group Ltd	15,155	2,603,511
Insurance - 0.0%
Steadfast Group Ltd	167,959	516,614
TOTAL FINANCIALS		3,120,125
Materials - 1.7%
Metals & Mining - 1.7%
Anglogold Ashanti Plc	132,184	12,389,607
Glencore PLC	1,338,700	10,404,160
Imdex Ltd	445,618	1,310,820
Rio Tinto PLC	115,935	11,678,895
TOTAL MATERIALS		35,783,482
TOTAL AUSTRALIA		39,178,609
AUSTRIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Erste Group Bank AG	72,100	7,966,769
BELGIUM - 1.2%
Financials - 1.1%
Banks - 1.1%
KBC Ancora	23,405	2,134,363
KBC Group NV	161,310	21,440,658
TOTAL FINANCIALS		23,575,021
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA (c)	6,990	1,896,721
TOTAL BELGIUM		25,471,742
BRAZIL - 1.3%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
PRIO SA/Brazil (c)	693,681	9,303,153
Financials - 0.3%
Banks - 0.3%
Itau Unibanco Holding SA	764,823	6,670,848
Materials - 0.6%
Containers & Packaging - 0.2%
Klabin SA	7,636,854	5,505,790
Metals & Mining - 0.4%
Vale SA ADR	473,266	7,742,632
TOTAL MATERIALS		13,248,422
TOTAL BRAZIL		29,222,423
CANADA - 7.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Restaurant Brands International Inc (a)	97,730	7,886,175
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	174,598	10,329,219
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd	246,505	11,766,764
Suncor Energy Inc	214,935	14,728,273
TOTAL ENERGY		26,495,037
Financials - 2.2%
Banks - 1.4%
Royal Bank of Canada	113,850	20,476,825
Toronto Dominion Bank	101,073	10,888,219
		31,365,044
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	96,876	4,654,270
TMX Group Ltd	109,032	4,446,846
		9,101,116
Insurance - 0.4%
Intact Financial Corp	43,461	8,374,485
TOTAL FINANCIALS		48,840,645
Industrials - 1.4%
Commercial Services & Supplies - 0.2%
BOYD GROUP INC	33,086	4,089,867
Ground Transportation - 0.9%
Canadian Pacific Kansas City Ltd	211,442	18,389,780
Professional Services - 0.3%
Thomson Reuters Corp	75,876	7,258,312
Trading Companies & Distributors - 0.0%
Richelieu Hardware Ltd	28,128	822,500
TOTAL INDUSTRIALS		30,560,459
Information Technology - 0.3%
Software - 0.3%
Constellation Software Inc/Canada	3,966	7,223,063
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	921	0
TOTAL INFORMATION TECHNOLOGY		7,223,063
Materials - 1.4%
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd/CA	23,141	4,351,534
Franco-Nevada Corp	110,261	25,437,915
OR Royalties Inc	35,952	1,324,164
TOTAL MATERIALS		31,113,613
TOTAL CANADA		162,448,211
CHILE - 0.7%
Financials - 0.4%
Banks - 0.4%
Banco de Chile	42,665,007	7,998,059
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	158,703	7,665,326
TOTAL CHILE		15,663,385
CHINA - 9.6%
Communication Services - 1.8%
Interactive Media & Services - 1.8%
Tencent Holdings Ltd	638,395	38,771,175
Consumer Discretionary - 1.4%
Automobiles - 0.6%
BYD Co Ltd H Shares	974,839	12,967,472
Broadline Retail - 0.5%
Alibaba Group Holding Ltd ADR	73,070	9,636,472
PDD Holdings Inc Class A ADR (c)	12,066	1,205,152
		10,841,624
Hotels, Restaurants & Leisure - 0.0%
Shangri-La Asia Ltd	510,093	290,143
Household Durables - 0.3%
Haier Smart Home Co Ltd A Shares (China)	2,157,567	6,822,428
TOTAL CONSUMER DISCRETIONARY		30,921,667
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Chlitina Holding Ltd	60,094	203,111
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
China Petroleum & Chemical Corp H Shares	15,020,589	8,874,011
Financials - 1.5%
Banks - 0.7%
China Construction Bank Corp H Shares	12,765,083	14,409,225
Insurance - 0.8%
China Life Insurance Co Ltd H Shares	3,593,072	13,255,038
PICC Property & Casualty Co Ltd H Shares	2,281,119	4,120,528
		17,375,566
TOTAL FINANCIALS		31,784,791
Health Care - 0.9%
Health Care Equipment & Supplies - 0.4%
Shanghai Conant Optical Co Ltd H Shares	1,306,926	7,870,325
Life Sciences Tools & Services - 0.3%
Wuxi Apptec Co Ltd H Shares (e)(f)	372,171	6,538,268
Pharmaceuticals - 0.2%
Hansoh Pharmaceutical Group Co Ltd (e)(f)	1,258,221	6,026,461
TOTAL HEALTH CARE		20,435,054
Industrials - 2.7%
Electrical Equipment - 1.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	169,614	10,896,514
Ningbo Deye Technology Co Ltd A Shares (China)	347,125	7,690,659
Qingdao TGOOD Electric Co Ltd A Shares (China)	1,495,662	6,500,030
		25,087,203
Machinery - 1.6%
Airtac International Group	169,833	7,954,722
First Tractor Co Ltd H Shares	4,913,734	5,789,883
Sany Heavy Equipment International Holdings Co Ltd	5,105,347	7,057,056
Sany Heavy Industry Co Ltd A Shares (China)	1,988,219	5,943,972
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	825,182	5,724,872
		32,470,505
TOTAL INDUSTRIALS		57,557,708
Materials - 0.9%
Metals & Mining - 0.9%
Aluminum Corp of China Ltd A Shares (China)	3,450,700	5,960,756
MMG Ltd (c)	5,540,289	5,977,341
Zijin Mining Group Co Ltd A Shares (China)	1,761,974	8,683,508
TOTAL MATERIALS		20,621,605
TOTAL CHINA		209,169,122
DENMARK - 0.2%
Industrials - 0.2%
Air Freight & Logistics - 0.2%
DSV A/S	15,999	3,916,107
FINLAND - 1.0%
Financials - 0.2%
Insurance - 0.2%
Mandatum Holding Oy	93,193	744,850
Sampo Oyj A Shares	400,939	4,166,254
TOTAL FINANCIALS		4,911,104
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	114,848	7,305,691
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	488,754	6,083,305
Utilities - 0.2%
Electric Utilities - 0.2%
Fortum Oyj	157,685	3,967,837
TOTAL FINLAND		22,267,937
FRANCE - 6.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Orange SA	363,455	7,567,988
Entertainment - 0.1%
Vivendi SE	525,113	1,225,873
Media - 0.1%
Canal+ SA	380,164	1,186,705
TOTAL COMMUNICATION SERVICES		9,980,566
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	19,151	10,145,924
Consumer Staples - 0.1%
Beverages - 0.0%
Laurent-Perrier	2,244	221,755
Food Products - 0.1%
Danone SA	40,545	3,176,622
TOTAL CONSUMER STAPLES		3,398,377
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
TotalEnergies SE	59,877	5,572,076
Financials - 0.9%
Banks - 0.4%
BNP Paribas SA	74,707	7,845,842
Insurance - 0.5%
AXA SA	227,627	10,972,827
TOTAL FINANCIALS		18,818,669
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	30,537	6,463,754
Pharmaceuticals - 0.0%
Vetoquinol SA	6,959	628,892
TOTAL HEALTH CARE		7,092,646
Industrials - 3.0%
Aerospace & Defense - 2.0%
Airbus SE	95,717	19,732,967
LISI SA	13,033	951,422
Safran SA	68,425	21,972,146
		42,656,535
Building Products - 0.2%
Cie de Saint-Gobain SA	56,657	5,190,907
Electrical Equipment - 0.7%
Legrand SA	89,451	16,026,367
Trading Companies & Distributors - 0.1%
Rexel SA	52,801	2,216,043
TOTAL INDUSTRIALS		66,089,852
Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	64,927	13,968,421
Utilities - 0.1%
Multi-Utilities - 0.1%
Veolia Environnement SA	90,251	3,816,643
TOTAL FRANCE		138,883,174
GERMANY - 3.9%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	36,316	3,321,128
Specialty Retail - 0.0%
Fielmann Group AG	5,902	294,392
TOTAL CONSUMER DISCRETIONARY		3,615,520
Financials - 0.8%
Banks - 0.1%
Commerzbank AG	54,959	2,271,137
Capital Markets - 0.1%
Deutsche Bank AG	37,324	1,160,841
Deutsche Boerse AG	5,216	1,600,258
		2,761,099
Insurance - 0.6%
Hannover Rueck SE	20,873	6,310,581
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,226	6,729,992
		13,040,573
TOTAL FINANCIALS		18,072,809
Health Care - 0.4%
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	96,433	4,670,213
Pharmaceuticals - 0.2%
Bayer AG	76,880	3,433,259
TOTAL HEALTH CARE		8,103,472
Industrials - 1.6%
Aerospace & Defense - 0.8%
Rheinmetall AG	10,483	16,680,913
Air Freight & Logistics - 0.3%
Deutsche Post AG	111,890	6,625,483
Industrial Conglomerates - 0.5%
Siemens AG	38,324	11,388,405
Machinery - 0.0%
Daimler Truck Holding AG	27,906	1,407,521
TOTAL INDUSTRIALS		36,102,322
Materials - 0.4%
Chemicals - 0.0%
BASF SE	6,323	405,535
Construction Materials - 0.4%
Heidelberg Materials AG	37,203	8,208,592
TOTAL MATERIALS		8,614,127
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	103,501	2,788,649
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
RWE AG	111,952	8,151,514
TOTAL GERMANY		85,448,413
GREECE - 0.3%
Financials - 0.3%
Banks - 0.3%
Eurobank SA	1,268,165	5,477,245
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Athens International Airport SA	27,141	309,303
TOTAL GREECE		5,786,548
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	555,060	8,364,504
Prudential PLC rights (c)(d)	446,643	84,724

TOTAL HONG KONG		8,449,228
HUNGARY - 1.0%
Financials - 0.5%
Banks - 0.5%
OTP Bank Nyrt	87,022	11,666,775
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	238,600	10,050,195
TOTAL HUNGARY		21,716,970
INDIA - 2.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (e)	47,043	2,841,396
Financials - 0.8%
Banks - 0.8%
ICICI Bank Ltd	439,548	5,898,238
State Bank of India	1,018,983	11,526,175
TOTAL FINANCIALS		17,424,413
Industrials - 0.7%
Construction & Engineering - 0.7%
Larsen & Toubro Ltd	354,236	15,048,486
Information Technology - 0.4%
IT Services - 0.4%
Tata Consultancy Services Ltd	299,923	7,870,984
Materials - 0.2%
Construction Materials - 0.2%
JK Cement Ltd	95,006	5,321,041
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NTPC Ltd	1,611,579	6,805,136
TOTAL INDIA		55,311,456
INDONESIA - 0.7%
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	35,657,554	12,089,346
Materials - 0.1%
Construction Materials - 0.1%
Semen Indonesia Persero Tbk PT	30,213,143	3,499,747
TOTAL INDONESIA		15,589,093
IRELAND - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	81,689	209,200
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	3,830	544,664
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	312,520	393,198
TOTAL IRELAND		1,147,062
ISRAEL - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
Tel Aviv Stock Exchange Ltd	16,338	824,175
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (c)	100,662	3,530,216
Information Technology - 0.0%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	14,365	827,424
TOTAL ISRAEL		5,181,815
ITALY - 1.6%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Eni SpA (a)	307,813	8,703,848
Financials - 0.8%
Banks - 0.7%
BPER Banca SPA	331,261	4,873,025
UniCredit SpA	117,591	9,087,713
		13,960,738
Insurance - 0.1%
Generali	62,438	2,797,971
TOTAL FINANCIALS		16,758,709
Industrials - 0.4%
Electrical Equipment - 0.2%
Prysmian SpA	22,112	3,363,439
Machinery - 0.1%
Interpump Group SpA	72,895	3,061,094
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	37,867	2,069,431
TOTAL INDUSTRIALS		8,493,964
TOTAL ITALY		33,956,521
JAPAN - 10.7%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
LY Corp	436,345	1,147,686
Consumer Discretionary - 1.4%
Automobiles - 0.6%
Toyota Motor Corp	625,873	12,013,894
Distributors - 0.0%
Central Automotive Products Ltd	22,411	258,416
Diversified Consumer Services - 0.0%
Aucnet Inc	54,624	420,563
Hotels, Restaurants & Leisure - 0.1%
Curves Holdings Co Ltd	126,718	662,752
Gift Holdings Inc	20,054	565,739
Koshidaka Holdings Co Ltd	120,244	770,021
Monogatari Corp/The	25,136	676,158
		2,674,670
Household Durables - 0.5%
Panasonic Holdings Corp	363,730	7,440,392
Sumitomo Forestry Co Ltd	236,138	2,134,012
		9,574,404
Leisure Products - 0.0%
Yonex Co Ltd	18,814	318,568
Specialty Retail - 0.2%
USS Co Ltd	409,703	4,424,964
TOTAL CONSUMER DISCRETIONARY		29,685,479
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
YAKUODO Holdings Co Ltd	6,500	73,340
Food Products - 0.0%
Iwatsuka Confectionery Co Ltd	2,332	47,384
Personal Care Products - 0.0%
Artnature Inc	29,851	153,830
TOTAL CONSUMER STAPLES		274,554
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Inpex Corp	154,590	4,030,189
San-Ai Obbli Co Ltd	34,710	510,749
TOTAL ENERGY		4,540,938
Financials - 2.4%
Banks - 1.7%
Chiba Bank Ltd/The	38,102	525,930
Hachijuni Nagano Bank Ltd	56,150	760,740
Hokuhoku Financial Group Inc	20,913	797,265
Kyoto Financial Group Inc	10,935	302,256
Mitsubishi UFJ Financial Group Inc	1,035,559	18,601,581
Sumitomo Mitsui Financial Group Inc	449,688	15,878,058
		36,865,830
Financial Services - 0.3%
ORIX Corp	238,662	8,032,525
Insurance - 0.4%
Tokio Marine Holdings Inc	187,105	8,568,805
TOTAL FINANCIALS		53,467,160
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	51,900	9,692,004
Medikit Co Ltd	16,619	316,544
Nagaileben Co Ltd	42,710	463,281
Techno Medica Co Ltd	500	7,026
		10,478,855
Health Care Technology - 0.0%
Software Service Inc	2,370	170,877
TOTAL HEALTH CARE		10,649,732
Industrials - 2.8%
Commercial Services & Supplies - 0.0%
Daiei Kankyo Co Ltd	10,162	244,110
Japan Elevator Service Holdings Co Ltd	65,042	658,035
Midac Holdings Co Ltd	11,000	148,704
		1,050,849
Construction & Engineering - 0.1%
SHO-BOND Holdings Co Ltd	280,356	2,371,450
Industrial Conglomerates - 0.4%
Hitachi Ltd	264,948	8,424,909
Machinery - 1.5%
Komatsu Ltd	105,700	4,525,863
MINEBEA MITSUMI Inc	133,485	2,668,774
Mitsubishi Heavy Industries Ltd	825,621	24,641,400
Mitsuboshi Belting Ltd	6,737	169,736
Moriya Transportation Engineering & Manufacturing Co Ltd	19,676	261,015
NS Tool Co Ltd	37,179	206,393
Tocalo Co Ltd	31,900	636,435
		33,109,616
Trading Companies & Distributors - 0.8%
ITOCHU Corp	565,567	7,009,134
Mitsui & Co Ltd	252,308	9,473,140
		16,482,274
TOTAL INDUSTRIALS		61,439,098
Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.8%
Ai Holdings Corp	9,884	170,372
Azbil Corp	756,245	6,730,397
Keyence Corp	22,584	10,358,511
		17,259,280
IT Services - 0.1%
NSD Co Ltd	14,915	256,038
TIS Inc	60,384	1,316,071
		1,572,109
Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp	76,000	14,190,611
Disco Corp	29,100	13,845,271
Lasertec Corp	18,500	5,113,001
Renesas Electronics Corp	339,441	6,864,396
Rohm Co Ltd	102,808	2,224,247
		42,237,526
Software - 0.0%
Broadleaf Co Ltd	31,385	181,555
Technology Hardware, Storage & Peripherals - 0.0%
FUJIFILM Holdings Corp	25,072	461,416
TOTAL INFORMATION TECHNOLOGY		61,711,886
Materials - 0.3%
Chemicals - 0.3%
Nihon Parkerizing Co Ltd	20,126	185,083
Shin-Etsu Chemical Co Ltd	129,345	5,955,329
SK Kaken Co Ltd	13,488	903,477
TOTAL MATERIALS		7,043,889
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Goldcrest Co Ltd	20,490	436,806
Sumitomo Realty & Development Co Ltd	110,662	3,430,479
TOTAL REAL ESTATE		3,867,285
TOTAL JAPAN		233,827,707
KOREA (SOUTH) - 4.0%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Hyundai Mobis Co Ltd	21,680	6,310,516
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	4,541	408,514
Industrials - 0.7%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	71,194	8,208,831
Machinery - 0.3%
Hyundai Rotem Co Ltd	33,431	6,156,986
TOTAL INDUSTRIALS		14,365,817
Information Technology - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co Ltd	434,558	65,859,141
TOTAL KOREA (SOUTH)		86,943,988
MALAYSIA - 0.4%
Financials - 0.4%
Banks - 0.4%
CIMB Group Holdings Bhd	4,467,025	8,630,025
MEXICO - 1.0%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV ADR	384,725	10,233,685
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Wal-Mart de Mexico SAB de CV Series V	1,987,816	6,266,653
Financials - 0.2%
Banks - 0.2%
Regional SAB de CV	632,034	5,325,895
TOTAL MEXICO		21,826,233
NETHERLANDS - 2.9%
Consumer Staples - 0.1%
Food Products - 0.1%
Magnum Ice Cream Co NV/The	119,200	1,740,345
Industrials - 0.1%
Machinery - 0.1%
Aalberts NV	34,146	1,293,636
Aalberts NV rights (c)(d)	34,146	46,086
TOTAL INDUSTRIALS		1,339,722
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	36,072	52,143,746
BE Semiconductor Industries NV	26,754	7,762,038
TOTAL INFORMATION TECHNOLOGY		59,905,784
TOTAL NETHERLANDS		62,985,851
NORWAY - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medistim ASA	10,614	257,768
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	30,075	1,006,320
Machinery - 0.0%
Kongsberg Maritime AS	30,075	197,109
TOTAL INDUSTRIALS		1,203,429
TOTAL NORWAY		1,461,197
PHILIPPINES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	19,226	223,346
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	193,267	4,527,483
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (b)(c)	15,040	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (b)(c)	62,556	1
TOTAL RUSSIA		1
SAUDI ARABIA - 0.9%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (e)(f)	1,406,797	10,412,661
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	486,853	8,898,486
TOTAL SAUDI ARABIA		19,311,147
SINGAPORE - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd	1,213,404	4,394,705
Financials - 0.3%
Banks - 0.3%
United Overseas Bank Ltd	241,403	6,874,930
TOTAL SINGAPORE		11,269,635
SOUTH AFRICA - 1.3%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
MTN Group Ltd	756,296	9,489,171
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	28,433	248,004
Financials - 0.3%
Financial Services - 0.3%
FirstRand Ltd	1,138,298	6,029,238
Materials - 0.6%
Metals & Mining - 0.6%
Anglo American PLC	103,299	5,111,749
Valterra Platinum Ltd	84,748	6,825,859
Valterra Platinum Ltd (United Kingdom)	18,489	1,498,213
TOTAL MATERIALS		13,435,821
TOTAL SOUTH AFRICA		29,202,234
SPAIN - 1.4%
Financials - 1.4%
Banks - 1.4%
Banco Santander SA	1,969,733	23,996,247
Bankinter SA	374,421	6,224,656
TOTAL FINANCIALS		30,220,903
Industrials - 0.0%
Machinery - 0.0%
Fluidra SA	10,554	246,372
TOTAL SPAIN		30,467,275
SWEDEN - 3.5%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	30,401	3,524,388
Financials - 0.5%
Financial Services - 0.5%
Investor AB B Shares	286,482	11,542,748
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	21,401	331,234
Industrials - 2.5%
Aerospace & Defense - 0.0%
INVISIO AB	19,376	558,232
Building Products - 0.6%
Assa Abloy AB B Shares	368,507	14,025,438
Machinery - 1.5%
Atlas Copco AB A Shares	865,652	16,332,791
Epiroc AB A Shares	527,595	15,231,356
		31,564,147
Trading Companies & Distributors - 0.4%
AddTech AB B Shares	226,491	8,178,722
Bergman & Beving AB B Shares	30,583	1,035,140
		9,213,862
TOTAL INDUSTRIALS		55,361,679
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Lagercrantz Group AB B Shares	211,449	5,523,977
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
John Mattson Fastighetsforetagen AB	53,976	344,338
TOTAL SWEDEN		76,628,364
SWITZERLAND - 2.6%
Financials - 1.5%
Capital Markets - 0.8%
UBS Group AG	357,684	15,793,304
UBS Group AG (United States)	52,118	2,287,980
		18,081,284
Insurance - 0.7%
Swiss Life Holding AG	3,417	4,009,350
Zurich Insurance Group AG	15,957	11,125,544
		15,134,894
TOTAL FINANCIALS		33,216,178
Industrials - 1.1%
Electrical Equipment - 0.8%
ABB Ltd	167,590	16,950,010
Machinery - 0.3%
Schindler Holding AG	1,028	344,706
Schindler Holding AG participation certificate	20,765	7,265,823
		7,610,529
TOTAL INDUSTRIALS		24,560,539
TOTAL SWITZERLAND		57,776,717
TAIWAN - 8.6%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	288,361	3,073,270
Information Technology - 8.5%
Electronic Equipment, Instruments & Components - 2.0%
Delta Electronics Inc	275,727	19,397,010
Elite Material Co Ltd	72,955	10,905,223
Yageo Corp	1,356,278	13,872,196
		44,174,429
Semiconductors & Semiconductor Equipment - 6.5%
eMemory Technology Inc	78,920	10,026,452
MediaTek Inc	336,077	28,145,536
Taiwan Semiconductor Manufacturing Co Ltd	1,483,599	103,321,942
		141,493,930
TOTAL INFORMATION TECHNOLOGY		185,668,359
TOTAL TAIWAN		188,741,629
TURKEY - 0.7%
Financials - 0.3%
Banks - 0.3%
Yapi ve Kredi Bankasi AS (c)	8,305,446	6,808,353
Industrials - 0.4%
Electrical Equipment - 0.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,505,662	9,463,547
TOTAL TURKEY		16,271,900
UNITED ARAB EMIRATES - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	6,941,279	6,368,493
UNITED KINGDOM - 8.8%
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	455,893	12,878,977
Household Durables - 0.2%
Barratt Redrow PLC	1,310,835	4,464,381
Leisure Products - 0.3%
Games Workshop Group PLC	26,272	6,967,602
Specialty Retail - 0.0%
JD Sports Fashion PLC	582,489	533,434
TOTAL CONSUMER DISCRETIONARY		24,844,394
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.0%
Tesco PLC	238,611	1,565,168
Tobacco - 1.0%
British American Tobacco PLC	220,489	12,985,662
Imperial Brands PLC	209,628	7,964,328
		20,949,990
TOTAL CONSUMER STAPLES		22,515,158
Financials - 2.1%
Banks - 1.7%
HSBC Holdings PLC	731,378	13,457,228
Lloyds Banking Group PLC	10,727,906	14,582,476
Metro Bank Holdings PLC (c)	129,591	263,100
Standard Chartered PLC	324,480	8,262,828
		36,565,632
Capital Markets - 0.2%
London Stock Exchange Group PLC	15,312	1,989,820
St James's Place PLC	92,700	1,537,034
		3,526,854
Insurance - 0.2%
Beazley PLC	269,986	4,687,813
TOTAL FINANCIALS		44,780,299
Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC	110,283	20,931,428
GSK PLC	426,779	11,189,067
TOTAL HEALTH CARE		32,120,495
Industrials - 2.8%
Aerospace & Defense - 2.5%
Avon Technologies PLC	16,318	382,809
BAE Systems PLC	1,054,517	29,329,873
Rolls-Royce Holdings PLC	1,458,769	23,473,869
		53,186,551
Machinery - 0.0%
Bodycote PLC	44,227	409,838
Spirax Group PLC	4,565	445,264
		855,102
Marine Transportation - 0.0%
Clarkson PLC	4,588	301,917
Trading Companies & Distributors - 0.3%
Diploma PLC	13,121	1,239,095
Howden Joinery Group PLC	433,688	4,585,396
		5,824,491
TOTAL INDUSTRIALS		60,168,061
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Oxford Instruments PLC	15,361	603,246
Real Estate - 0.0%
Diversified REITs - 0.0%
Shaftesbury Capital PLC	120,320	218,573
Utilities - 0.3%
Electric Utilities - 0.3%
SSE PLC	209,040	7,484,549
TOTAL UNITED KINGDOM		192,734,775
UNITED STATES - 10.1%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
InterContinental Hotels Group PLC ADR	84,805	12,201,743
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
PriceSmart Inc	25,967	4,074,742
Food Products - 0.2%
Nestle SA	47,350	4,793,697
TOTAL CONSUMER STAPLES		8,868,439
Energy - 1.4%
Energy Equipment & Services - 0.4%
Tenaris SA ADR	128,959	8,240,480
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	502,970	3,981,427
Shell PLC ADR	201,826	18,299,564
		22,280,991
TOTAL ENERGY		30,521,471
Financials - 0.1%
Financial Services - 0.1%
Mastercard Inc Class A	3,256	1,637,507
Visa Inc Class A	5,103	1,683,174
TOTAL FINANCIALS		3,320,681
Health Care - 1.3%
Pharmaceuticals - 1.3%
Novartis AG	103,420	15,284,408
Roche Holding AG	34,965	14,248,232
TOTAL HEALTH CARE		29,532,640
Industrials - 2.6%
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	196,838	7,897,575
Electrical Equipment - 2.1%
GE Vernova Inc	19,474	21,099,300
Schneider Electric SE	74,859	23,820,794
		44,920,094
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc (United Kingdom)	13,716	3,622,692
TOTAL INDUSTRIALS		56,440,361
Materials - 3.7%
Chemicals - 1.3%
Linde PLC	42,234	21,165,147
Sherwin-Williams Co/The	21,437	6,894,353
		28,059,500
Construction Materials - 2.4%
Amrize Ltd	53,831	2,945,944
CRH PLC	291,397	34,507,233
Holcim AG	160,238	14,890,345
		52,343,522
TOTAL MATERIALS		80,403,022
TOTAL UNITED STATES		221,288,357
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	132,264	3,238,562
TOTAL COMMON STOCKS (Cost $1,798,691,909)		2,162,631,056

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (b)(c)(g) (Cost $63,224)	577	173,965

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	37,170,560	37,177,994
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	2,785,378	2,785,657
TOTAL MONEY MARKET FUNDS (Cost $39,963,647)			39,963,651

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,838,718,780)	2,202,768,672
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(12,662,338)
NET ASSETS - 100.0%	2,190,106,334

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Level 3 security.
(c)	Non-income producing.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,818,786 or 1.2% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $22,977,390 or 1.0% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $173,965 or 0.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,599,868	1,553,147,521	1,552,552,787	807,211	(16,609)	1	37,177,994	37,170,560	0.1%
Fidelity Securities Lending Cash Central Fund	2,377,535	93,694,258	93,286,754	27,940	618	-	2,785,657	2,785,378	0.0%
Total	38,977,403	1,646,841,779	1,645,839,541	835,151	(15,991)	1	39,963,651

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	74,016,988	20,909,561	53,107,427	-
Consumer Discretionary	132,418,276	68,804,587	63,613,689	-
Consumer Staples	54,004,370	24,197,882	29,806,488	-
Energy	120,815,125	94,439,899	26,375,226	-
Financials	463,563,628	229,942,623	233,621,004	1
Health Care	124,000,173	55,307,945	68,692,228	-
Industrials	510,740,527	167,592,935	343,147,592	-
Information Technology	401,277,169	28,023,053	373,254,116	-
Materials	243,957,078	134,666,420	109,290,658	-
Real Estate	7,612,043	956,109	6,655,934	-
Utilities	30,225,679	3,967,837	26,257,842	-

Convertible Preferred Stocks
Communication Services	173,965	-	-	173,965

Money Market Funds	39,963,651	39,963,651	-	-
Total Investments in Securities:	2,202,768,672	868,772,502	1,333,822,204	173,966
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,848,705) - See accompanying schedule:
Unaffiliated issuers (cost $1,798,755,133)	$2,162,805,021
Fidelity Central Funds (cost $39,963,647)	39,963,651

Total Investment in Securities (cost $1,838,718,780)		$2,202,768,672
Cash		256
Foreign currency held at value (cost $772,598)		772,590
Receivable for investments sold		4,703,336
Receivable for fund shares sold		3,393,202
Dividends receivable		5,514,530
Reclaims receivable		1,149,533
Distributions receivable from Fidelity Central Funds		128,595
Prepaid expenses		146
Other receivables		236,758
Total assets		2,218,667,618
Liabilities
Payable for investments purchased
Regular delivery	$18,925,013
Delayed delivery	132,101
Payable for fund shares redeemed	5,222,570
Accrued management fee	1,371,837
Distribution and service plan fees payable	24,515
Other payables and accrued expenses	99,943
Collateral on securities loaned	2,785,305
Total liabilities		28,561,284
Net Assets		$2,190,106,334
Net Assets consist of:
Paid in capital		$1,832,197,116
Total accumulated earnings (loss)		357,909,218
Net Assets		$2,190,106,334

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($63,575,136 ÷ 3,899,765 shares)(a)		$16.30
Maximum offering price per share (100/94.25 of $16.30)		$17.29
Class M :
Net Asset Value and redemption price per share ($18,635,079 ÷ 1,132,614 shares)(a)		$16.45
Maximum offering price per share (100/96.50 of $16.45)		$17.05
Class C :
Net Asset Value and offering price per share ($5,166,803 ÷ 317,175 shares)(a)		$16.29
Total International Equity :
Net Asset Value, offering price and redemption price per share ($1,456,700,547 ÷ 89,220,503 shares)		$16.33
Class I :
Net Asset Value, offering price and redemption price per share ($178,898,701 ÷ 10,970,251 shares)		$16.31
Class Z :
Net Asset Value, offering price and redemption price per share ($467,130,068 ÷ 28,506,631 shares)		$16.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$19,478,210
Income from Fidelity Central Funds (including $27,940 from security lending)		835,151
Security lending		1,640
Income before foreign taxes withheld		$20,315,001
Less foreign taxes withheld		(1,801,219)
Total income		18,513,782
Expenses
Management fee
Basic fee	$6,520,175
Performance adjustment	100,859
Distribution and service plan fees	131,507
Custodian fees and expenses	177,892
Independent trustees' fees and expenses	1,971
Registration fees	107,719
Audit fees	51,632
Legal	1,076
Miscellaneous	1,415
Total expenses		7,094,246
Net Investment income (loss)		11,419,536
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,402,308)
Fidelity Central Funds	(15,991)
Foreign currency transactions	(356,514)
Total net realized gain (loss)		(5,774,813)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $391,666)	192,940,516
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	113,754
Total change in net unrealized appreciation (depreciation)		193,054,271
Net gain (loss)		187,279,458
Net increase (decrease) in net assets resulting from operations		$198,698,994
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,419,536	$7,559,878
Net realized gain (loss)	(5,774,813)	4,363,172
Change in net unrealized appreciation (depreciation)	193,054,271	107,299,381
Net increase (decrease) in net assets resulting from operations	198,698,994	119,222,431
Distributions to shareholders	(14,894,969)	(4,837,858)

Share transactions - net increase (decrease)	891,709,734	680,448,664
Total increase (decrease) in net assets	1,075,513,759	794,833,237

Net Assets
Beginning of period	1,114,592,575	319,759,338
End of period	$2,190,106,334	$1,114,592,575

Financial Highlights
Fidelity Advisor® Total International Equity Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.66	$11.84	$9.56	$8.56	$12.48	$9.60
Income from Investment Operations
Net investment income (loss) A,B	.08	.16	.13	.13	.15	.11 C
Net realized and unrealized gain (loss)	1.68	2.80	2.27	.95	(3.10)	3.03
Total from investment operations	1.76	2.96	2.40	1.08	(2.95)	3.14
Distributions from net investment income	(.09)	(.14)	(.12)	(.08)	(.19)	(.06)
Distributions from net realized gain	(.03)	-	-	-	(.77)	(.20)
Total distributions	(.12)	(.14)	(.12)	(.08)	(.97) D	(.26)
Net asset value, end of period	$16.30	$14.66	$11.84	$9.56	$8.56	$12.48
Total Return E,F,G	12.07%	25.32%	25.25%	12.66%	(25.44)%	33.04%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.13% J	1.22%	1.28%	1.39%	1.56%	1.60%
Expenses net of fee waivers, if any	1.13 % J	1.20%	1.24%	1.29%	1.30%	1.34%
Expenses net of all reductions, if any	1.13% J	1.20%	1.24%	1.29%	1.30%	1.34%
Net investment income (loss)	1.06% J	1.25%	1.11%	1.33%	1.55%	.91% C
Supplemental Data
Net assets, end of period (000 omitted)	$63,575	$44,012	$24,152	$17,343	$12,786	$8,642
Portfolio turnover rate K	69 % J	37%	33%	28%	31%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total International Equity Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.76	$11.91	$9.62	$8.61	$12.53	$9.65
Income from Investment Operations
Net investment income (loss) A,B	.06	.13	.10	.11	.13	.08 C
Net realized and unrealized gain (loss)	1.69	2.83	2.28	.95	(3.12)	3.04
Total from investment operations	1.75	2.96	2.38	1.06	(2.99)	3.12
Distributions from net investment income	(.03)	(.11)	(.09)	(.05)	(.15)	(.04)
Distributions from net realized gain	(.03)	-	-	-	(.77)	(.20)
Total distributions	(.06)	(.11)	(.09)	(.05)	(.93) D	(.24)
Net asset value, end of period	$16.45	$14.76	$11.91	$9.62	$8.61	$12.53
Total Return E,F,G	11.89%	25.06%	24.91%	12.34%	(25.59)%	32.63%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.38% J	1.48%	1.52%	1.66%	1.80%	1.83%
Expenses net of fee waivers, if any	1.38 % J	1.45%	1.48%	1.54%	1.55%	1.59%
Expenses net of all reductions, if any	1.38% J	1.45%	1.48%	1.54%	1.55%	1.59%
Net investment income (loss)	.81% J	1.00%	.87%	1.09%	1.29%	.65% C
Supplemental Data
Net assets, end of period (000 omitted)	$18,635	$16,290	$13,015	$10,624	$9,876	$12,936
Portfolio turnover rate K	69 % J	37%	33%	28%	31%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total International Equity Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$11.79	$9.53	$8.53	$12.41	$9.57
Income from Investment Operations
Net investment income (loss) A,B	.02	.06	.04	.06	.08	.02 C
Net realized and unrealized gain (loss)	1.68	2.81	2.27	.95	(3.11)	3.02
Total from investment operations	1.70	2.87	2.31	1.01	(3.03)	3.04
Distributions from net investment income	-	(.04)	(.05)	(.01)	(.07)	-
Distributions from net realized gain	(.03)	-	-	-	(.77)	(.20)
Total distributions	(.03)	(.04)	(.05)	(.01)	(.85) D	(.20)
Net asset value, end of period	$16.29	$14.62	$11.79	$9.53	$8.53	$12.41
Total Return E,F,G	11.66%	24.45%	24.28%	11.82%	(26.04)%	32.00%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.88% J	1.97%	2.02%	2.18%	2.34%	2.40%
Expenses net of fee waivers, if any	1.88 % J	1.95%	1.99%	2.04%	2.05%	2.10%
Expenses net of all reductions, if any	1.88% J	1.95%	1.99%	2.04%	2.05%	2.10%
Net investment income (loss)	.31% J	.50%	.36%	.58%	.79%	.15% C
Supplemental Data
Net assets, end of period (000 omitted)	$5,167	$3,848	$2,950	$2,475	$1,893	$1,982
Portfolio turnover rate K	69 % J	37%	33%	28%	31%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Total International Equity Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.73	$11.90	$9.60	$8.60	$12.54	$9.64
Income from Investment Operations
Net investment income (loss) A,B	.10	.20	.16	.16	.18	.14 C
Net realized and unrealized gain (loss)	1.68	2.81	2.28	.94	(3.12)	3.04
Total from investment operations	1.78	3.01	2.44	1.10	(2.94)	3.18
Distributions from net investment income	(.15)	(.18)	(.14)	(.10)	(.23)	(.08)
Distributions from net realized gain	(.03)	-	-	-	(.77)	(.20)
Total distributions	(.18)	(.18)	(.14)	(.10)	(1.00)	(.28)
Net asset value, end of period	$16.33	$14.73	$11.90	$9.60	$8.60	$12.54
Total Return D,E	12.24%	25.67%	25.68%	12.80%	(25.25)%	33.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83% H	.91%	.99%	1.11%	1.23%	1.27%
Expenses net of fee waivers, if any	.83 % H	.91%	.99%	1.04%	1.05%	1.09%
Expenses net of all reductions, if any	.83% H	.91%	.99%	1.04%	1.05%	1.09%
Net investment income (loss)	1.36% H	1.54%	1.36%	1.58%	1.79%	1.16% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,456,701	$865,934	$163,406	$108,561	$86,458	$82,604
Portfolio turnover rate I	69 % H	37%	33%	28%	31%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total International Equity Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.67	$11.85	$9.56	$8.56	$12.49	$9.60
Income from Investment Operations
Net investment income (loss) A,B	.10	.19	.16	.16	.17	.14 C
Net realized and unrealized gain (loss)	1.67	2.81	2.27	.94	(3.10)	3.03
Total from investment operations	1.77	3.00	2.43	1.10	(2.93)	3.17
Distributions from net investment income	(.10)	(.18)	(.14)	(.10)	(.23)	(.08)
Distributions from net realized gain	(.03)	-	-	-	(.77)	(.20)
Total distributions	(.13)	(.18)	(.14)	(.10)	(1.00)	(.28)
Net asset value, end of period	$16.31	$14.67	$11.85	$9.56	$8.56	$12.49
Total Return D,E	12.20%	25.67%	25.69%	12.86%	(25.28)%	33.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.88% H	.96%	.99%	1.09%	1.22%	1.26%
Expenses net of fee waivers, if any	.88 % H	.95%	.97%	1.04%	1.04%	1.06%
Expenses net of all reductions, if any	.88% H	.95%	.97%	1.04%	1.04%	1.06%
Net investment income (loss)	1.31% H	1.50%	1.38%	1.58%	1.80%	1.18% C
Supplemental Data
Net assets, end of period (000 omitted)	$178,899	$121,849	$69,379	$57,299	$35,423	$5,714
Portfolio turnover rate I	69 % H	37%	33%	28%	31%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total International Equity Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.80	$11.93	$9.63	$8.61	$12.53	$9.62
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.17	.17	.19	.16 C
Net realized and unrealized gain (loss)	1.68	2.84	2.28	.95	(3.11)	3.03
Total from investment operations	1.79	3.05	2.45	1.12	(2.92)	3.19
Distributions from net investment income	(.17)	(.18)	(.15)	(.10)	(.23)	(.08)
Distributions from net realized gain	(.03)	-	-	-	(.77)	(.20)
Total distributions	(.20)	(.18)	(.15)	(.10)	(1.00)	(.28)
Net asset value, end of period	$16.39	$14.80	$11.93	$9.63	$8.61	$12.53
Total Return D,E	12.27%	25.91%	25.73%	13.04%	(25.09)%	33.54%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.83%	.89%	.95%	1.10%	1.16%
Expenses net of fee waivers, if any	.75 % H	.80%	.85%	.89%	.90%	.94%
Expenses net of all reductions, if any	.75% H	.80%	.85%	.89%	.90%	.94%
Net investment income (loss)	1.44% H	1.65%	1.50%	1.74%	1.94%	1.31% C
Supplemental Data
Net assets, end of period (000 omitted)	$467,130	$62,660	$46,858	$26,401	$7,681	$5,752
Portfolio turnover rate I	69 % H	37%	33%	28%	31%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.04%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$431,791,072
Gross unrealized depreciation	(79,094,041)
Net unrealized appreciation (depreciation)	$352,697,031
Tax cost	$1,850,071,641

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Equity Fund	1,470,312,634	572,809,933
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
Total International Equity	.87
Class I	.85
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.82
Class M	.82
Class C	.82
Total International Equity	.78
Class I	.82
Class Z	.69

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Total International Equity Fund	MSCI All Country World ex USA Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Total International Equity. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .01%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	65,992	4,104
Class M	.25%	.25%	42,974	565
Class C	.75%	.25%	22,541	6,969
			131,507	11,638

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	25,695
Class M	1,112
Class CA	24
26,831

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total International Equity Fund	1,605

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total International Equity Fund	121,880,416	14,905,409	(255,478)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Total International Equity Fund	17,269
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Total International Equity Fund	974
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total International Equity Fund	3,215	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Total International Equity Fund	8,369,885
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Total International Equity Fund
Distributions to shareholders
Class A	$369,689	$294,865
Class M	62,908	118,208
Class C	8,313	10,828
Total International Equity	11,164,676	2,693,319
Class I	1,060,923	1,209,622
Class Z	2,228,460	511,016
Total	$14,894,969	$4,837,858
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Total International Equity Fund
Class A
Shares sold	1,147,379	1,316,237	$17,764,518	$17,044,482
Reinvestment of distributions	25,165	25,108	369,311	294,592
Shares redeemed	(274,452)	(379,540)	(4,255,299)	(4,853,816)
Net increase (decrease)	898,092	961,805	$13,878,530	$12,485,258
Class M
Shares sold	120,476	173,829	$1,891,930	$2,275,071
Reinvestment of distributions	4,238	9,993	62,849	118,147
Shares redeemed	(95,992)	(172,632)	(1,460,865)	(2,206,805)
Net increase (decrease)	28,722	11,190	$493,914	$186,413
Class C
Shares sold	85,270	95,768	$1,334,221	$1,260,882
Reinvestment of distributions	565	926	8,313	10,828
Shares redeemed	(31,874)	(83,622)	(493,223)	(1,028,540)
Net increase (decrease)	53,961	13,072	$849,311	$243,170
Total International Equity
Shares sold	38,396,915	51,008,106	$586,245,890	$706,163,196
Reinvestment of distributions	723,206	200,010	10,619,792	2,352,232
Shares redeemed	(8,693,569)	(6,148,640)	(134,125,296)	(79,929,120)
Net increase (decrease)	30,426,552	45,059,476	$462,740,386	$628,586,308
Class I
Shares sold	4,551,276	4,874,881	$70,507,393	$62,075,906
Reinvestment of distributions	70,996	101,172	1,041,144	1,185,843
Shares redeemed	(1,960,353)	(2,523,400)	(29,984,878)	(31,412,520)
Net increase (decrease)	2,661,919	2,452,653	$41,563,659	$31,849,229
Class Z
Shares sold	25,565,780	3,033,014	$392,730,679	$40,190,330
Reinvestment of distributions	138,626	40,881	2,042,408	482,408
Shares redeemed	(1,432,750)	(2,765,832)	(22,589,153)	(33,574,452)
Net increase (decrease)	24,271,656	308,063	$372,183,934	$7,098,286
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

VIP Funds Manager 60% Portfolio
Fidelity Total International Equity Fund	11%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Total International Equity Fund	22
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.912361.116
TIE-SANN-0626
Fidelity® International Value Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Value Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 3.9%
Financials - 0.4%
Capital Markets - 0.4%
Macquarie Group Ltd	106,200	18,244,333
Materials - 3.5%
Metals & Mining - 3.5%
Glencore PLC	9,414,907	73,171,133
Rio Tinto PLC	818,907	82,493,890
TOTAL MATERIALS		155,665,023
TOTAL AUSTRALIA		173,909,356
BELGIUM - 2.0%
Financials - 1.7%
Banks - 1.7%
KBC Group NV	569,697	75,721,768
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA (a)	49,191	13,347,874
TOTAL BELGIUM		89,069,642
DENMARK - 0.6%
Industrials - 0.6%
Air Freight & Logistics - 0.6%
DSV A/S	112,312	27,490,832
FINLAND - 2.3%
Financials - 0.8%
Insurance - 0.8%
Mandatum Holding Oy	616,537	4,927,707
Sampo Oyj A Shares	2,772,710	28,811,894
TOTAL FINANCIALS		33,739,601
Information Technology - 1.0%
Communications Equipment - 1.0%
Nokia Oyj	3,449,700	42,936,892
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	1,104,368	27,789,274
TOTAL FINLAND		104,465,767
FRANCE - 8.9%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.2%
Orange SA	2,556,400	53,230,261
Entertainment - 0.2%
Vivendi SE	3,722,937	8,691,171
Media - 0.2%
Canal+ SA	2,685,068	8,381,602
TOTAL COMMUNICATION SERVICES		70,303,034
Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	283,422	22,205,561
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
TotalEnergies SE	421,546	39,228,526
Financials - 3.0%
Banks - 1.2%
BNP Paribas SA	525,079	55,144,593
Insurance - 1.8%
AXA SA	1,596,015	76,936,375
TOTAL FINANCIALS		132,080,968
Industrials - 1.2%
Building Products - 0.8%
Cie de Saint-Gobain SA	399,468	36,599,209
Trading Companies & Distributors - 0.4%
Rexel SA	372,300	15,625,328
TOTAL INDUSTRIALS		52,224,537
Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	253,643	54,568,859
Utilities - 0.6%
Multi-Utilities - 0.6%
Veolia Environnement SA	638,200	26,988,971
TOTAL FRANCE		397,600,456
GERMANY - 10.9%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Bayerische Motoren Werke AG	255,231	23,341,081
Financials - 2.8%
Banks - 0.4%
Commerzbank AG	382,321	15,799,116
Capital Markets - 0.4%
Deutsche Bank AG	273,254	8,498,671
Deutsche Boerse AG	36,009	11,047,485
		19,546,156
Insurance - 2.0%
Hannover Rueck SE	146,841	44,394,768
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	77,644	46,547,611
		90,942,379
TOTAL FINANCIALS		126,287,651
Health Care - 1.3%
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA	666,852	32,295,383
Pharmaceuticals - 0.5%
Bayer AG	542,277	24,216,671
TOTAL HEALTH CARE		56,512,054
Industrials - 4.2%
Aerospace & Defense - 1.2%
Rheinmetall AG	32,746	52,106,571
Air Freight & Logistics - 1.0%
Deutsche Post AG	787,284	46,618,434
Industrial Conglomerates - 1.8%
Siemens AG	270,339	80,334,254
Machinery - 0.2%
Daimler Truck Holding AG	187,583	9,461,298
TOTAL INDUSTRIALS		188,520,557
Materials - 0.4%
Chemicals - 0.1%
BASF SE	42,905	2,751,781
Construction Materials - 0.3%
Heidelberg Materials AG	60,700	13,393,046
TOTAL MATERIALS		16,144,827
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Vonovia SE	721,946	19,451,542
Utilities - 1.3%
Independent Power and Renewable Electricity Producers - 1.3%
RWE AG	787,507	57,340,417
TOTAL GERMANY		487,598,129
HONG KONG - 1.3%
Financials - 1.3%
Insurance - 1.3%
Prudential PLC	3,915,947	59,011,554
Prudential PLC rights (a)(b)	3,035,447	575,798

TOTAL HONG KONG		59,587,352
INDIA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd GDR (d)	331,100	19,998,440
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	9,693,789	3,286,585
ISRAEL - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd ADR (a)	714,092	25,043,206
ITALY - 4.8%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Eni SpA	2,173,474	61,458,051
Financials - 2.6%
Banks - 2.2%
BPER Banca SPA	2,327,100	34,232,872
UniCredit SpA	809,135	62,531,884
		96,764,756
Insurance - 0.4%
Generali	354,100	15,867,926
TOTAL FINANCIALS		112,632,682
Industrials - 0.8%
Electrical Equipment - 0.5%
Prysmian SpA	154,599	23,515,933
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	261,655	14,299,446
TOTAL INDUSTRIALS		37,815,379
TOTAL ITALY		211,906,112
JAPAN - 20.7%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
LY Corp	3,059,356	8,046,800
Consumer Discretionary - 3.4%
Automobiles - 1.9%
Toyota Motor Corp	4,322,983	82,981,464
Household Durables - 1.5%
Panasonic Holdings Corp	2,552,400	52,211,409
Sumitomo Forestry Co Ltd (c)	1,645,138	14,867,341
		67,078,750
TOTAL CONSUMER DISCRETIONARY		150,060,214
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Inpex Corp	1,096,359	28,582,277
Financials - 8.2%
Banks - 5.5%
Mitsubishi UFJ Financial Group Inc	7,287,624	130,906,428
Sumitomo Mitsui Financial Group Inc	3,163,005	111,682,715
		242,589,143
Financial Services - 1.3%
ORIX Corp	1,684,267	56,686,518
Insurance - 1.4%
Tokio Marine Holdings Inc	1,315,493	60,245,331
TOTAL FINANCIALS		359,520,992
Industrials - 5.3%
Industrial Conglomerates - 1.3%
Hitachi Ltd	1,871,486	59,510,165
Machinery - 1.3%
MINEBEA MITSUMI Inc	946,941	18,932,251
Mitsubishi Heavy Industries Ltd	1,358,573	40,547,832
		59,480,083
Trading Companies & Distributors - 2.7%
ITOCHU Corp	3,978,130	49,301,402
Mitsui & Co Ltd	1,781,722	66,896,423
		116,197,825
TOTAL INDUSTRIALS		235,188,073
Information Technology - 1.7%
IT Services - 0.2%
TIS Inc	414,308	9,029,855
Semiconductors & Semiconductor Equipment - 1.4%
Renesas Electronics Corp	2,387,077	48,273,018
Rohm Co Ltd	716,200	15,494,958
		63,767,976
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	176,949	3,256,506
TOTAL INFORMATION TECHNOLOGY		76,054,337
Materials - 0.9%
Chemicals - 0.9%
Shin-Etsu Chemical Co Ltd	909,553	41,877,822
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Sumitomo Realty & Development Co Ltd	600,000	18,599,767
TOTAL JAPAN		917,930,282
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	131,340	19,905,144
PORTUGAL - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Galp Energia SGPS SA	1,355,300	31,749,331
SINGAPORE - 1.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Singapore Telecommunications Ltd	8,559,112	30,999,379
Financials - 1.1%
Banks - 1.1%
United Overseas Bank Ltd	1,697,916	48,355,051
TOTAL SINGAPORE		79,354,430
SOUTH AFRICA - 1.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	199,681	1,741,699
Materials - 1.1%
Metals & Mining - 1.1%
Anglo American PLC	726,507	35,951,183
Valterra Platinum Ltd (United Kingdom)	129,293	10,476,956
TOTAL MATERIALS		46,428,139
TOTAL SOUTH AFRICA		48,169,838
SPAIN - 4.8%
Financials - 4.8%
Banks - 4.8%
Banco Santander SA	13,873,131	169,009,239
Bankinter SA	2,633,441	43,780,304

TOTAL SPAIN		212,789,543
SWEDEN - 1.8%
Financials - 1.8%
Financial Services - 1.8%
Investor AB B Shares	2,012,453	81,084,457
SWITZERLAND - 2.7%
Financials - 2.7%
Capital Markets - 0.3%
UBS Group AG (United States)	363,700	15,966,430
Insurance - 2.4%
Swiss Life Holding AG	23,837	27,969,235
Zurich Insurance Group AG	112,728	78,596,249
		106,565,484
TOTAL SWITZERLAND		122,531,914
UNITED KINGDOM - 17.2%
Consumer Discretionary - 0.8%
Household Durables - 0.7%
Barratt Redrow PLC	9,210,548	31,368,855
Specialty Retail - 0.1%
JD Sports Fashion PLC	3,831,170	3,508,527
TOTAL CONSUMER DISCRETIONARY		34,877,382
Consumer Staples - 3.6%
Consumer Staples Distribution & Retail - 0.2%
Tesco PLC	1,688,104	11,073,110
Tobacco - 3.4%
British American Tobacco PLC	1,549,580	91,262,251
Imperial Brands PLC	1,482,233	56,313,991
		147,576,242
TOTAL CONSUMER STAPLES		158,649,352
Financials - 7.0%
Banks - 5.7%
HSBC Holdings PLC	5,157,282	94,893,091
Lloyds Banking Group PLC	75,647,975	102,828,525
Standard Chartered PLC	2,282,025	58,111,377
		255,832,993
Capital Markets - 0.6%
London Stock Exchange Group PLC	107,700	13,995,790
St James's Place PLC	654,800	10,857,068
		24,852,858
Insurance - 0.7%
Beazley PLC	1,896,407	32,927,637
TOTAL FINANCIALS		313,613,488
Health Care - 2.6%
Pharmaceuticals - 2.6%
Astrazeneca PLC	195,825	37,167,078
GSK PLC	3,014,481	79,032,080
TOTAL HEALTH CARE		116,199,158
Industrials - 2.0%
Aerospace & Defense - 2.0%
BAE Systems PLC	2,260,953	62,885,154
Rolls-Royce Holdings PLC	1,562,322	25,140,198
TOTAL INDUSTRIALS		88,025,352
Utilities - 1.2%
Electric Utilities - 1.2%
SSE PLC	1,475,400	52,825,790
TOTAL UNITED KINGDOM		764,190,522
UNITED STATES - 10.8%
Consumer Staples - 0.8%
Food Products - 0.8%
Nestle SA	334,160	33,830,239
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
BP PLC	3,521,909	27,878,850
Shell PLC ADR	1,420,302	128,778,782
TOTAL ENERGY		156,657,632
Health Care - 2.3%
Pharmaceuticals - 2.3%
Roche Holding AG	246,629	100,501,278
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc (United Kingdom)	97,391	25,723,064
Materials - 3.7%
Chemicals - 0.6%
Linde PLC	58,437	29,285,118
Construction Materials - 3.1%
Amrize Ltd	378,613	20,719,897
CRH PLC	674,494	79,873,580
Holcim AG	380,470	35,355,719
		135,949,196
TOTAL MATERIALS		165,234,314
TOTAL UNITED STATES		481,946,527
TOTAL COMMON STOCKS (Cost $3,305,555,182)		4,359,607,865

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	87,196,563	87,214,002
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	1,063,785	1,063,891
TOTAL MONEY MARKET FUNDS (Cost $88,277,893)			88,277,893

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,393,833,075)	4,447,885,758
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,825,501
NET ASSETS - 100.0%	4,455,711,259

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,998,440 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	93,097,776	670,160,966	676,041,768	1,661,367	(2,972)	-	87,214,002	87,196,563	0.1%
Fidelity Securities Lending Cash Central Fund	59,945,849	81,295,991	140,180,780	24,949	2,831	-	1,063,891	1,063,785	0.0%
Total	153,043,625	751,456,957	816,222,548	1,686,316	(141)	-	88,277,893

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	109,349,213	8,381,602	100,967,611	-
Consumer Discretionary	208,278,677	26,849,608	181,429,069	-
Consumer Staples	214,685,152	11,073,110	203,612,042	-
Energy	339,415,956	221,496,778	117,919,178	-
Financials	1,699,476,385	626,288,471	1,073,187,914	-
Health Care	311,603,570	200,276,107	111,327,463	-
Industrials	654,987,794	135,245,241	519,742,553	-
Information Technology	138,896,373	42,936,892	95,959,481	-
Materials	479,918,984	140,355,551	339,563,433	-
Real Estate	38,051,309	-	38,051,309	-
Utilities	164,944,452	27,789,274	137,155,178	-

Money Market Funds	88,277,893	88,277,893	-	-
Total Investments in Securities:	4,447,885,758	1,528,970,527	2,918,915,231	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,009,686) - See accompanying schedule:
Unaffiliated issuers (cost $3,305,555,182)	$4,359,607,865
Fidelity Central Funds (cost $88,277,893)	88,277,893

Total Investment in Securities (cost $3,393,833,075)		$4,447,885,758
Foreign currency held at value (cost $2,050,217)		2,050,640
Receivable for investments sold		10,725,060
Receivable for fund shares sold		9,224,804
Dividends receivable		21,454,249
Reclaims receivable		8,180,568
Distributions receivable from Fidelity Central Funds		292,565
Prepaid expenses		702
Total assets		4,499,814,346
Liabilities
Payable for investments purchased
Regular delivery	$21,168,868
Delayed delivery	584,562
Payable for fund shares redeemed	18,627,456
Accrued management fee	2,575,019
Distribution and service plan fees payable	24,449
Other payables and accrued expenses	61,673
Collateral on securities loaned	1,061,060
Total liabilities		44,103,087
Net Assets		$4,455,711,259
Net Assets consist of:
Paid in capital		$3,451,105,220
Total accumulated earnings (loss)		1,004,606,039
Net Assets		$4,455,711,259

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($66,075,260 ÷ 4,413,116 shares)(a)		$14.97
Maximum offering price per share (100/94.25 of $14.97)		$15.88
Class M :
Net Asset Value and redemption price per share ($9,041,377 ÷ 603,077 shares)(a)		$14.99
Maximum offering price per share (100/96.50 of $14.99)		$15.53
Class C :
Net Asset Value and offering price per share ($8,349,309 ÷ 555,632 shares)(a)		$15.03
International Value :
Net Asset Value, offering price and redemption price per share ($2,489,232,162 ÷ 166,119,610 shares)		$14.98
Class I :
Net Asset Value, offering price and redemption price per share ($623,116,048 ÷ 41,573,742 shares)		$14.99
Class Z :
Net Asset Value, offering price and redemption price per share ($1,259,897,103 ÷ 84,047,437 shares)		$14.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$54,863,054
Interest		4,777
Income from Fidelity Central Funds (including $24,949 from security lending)		1,686,316
Income before foreign taxes withheld		$56,554,147
Less foreign taxes withheld		(3,502,864)
Total income		53,051,283
Expenses
Management fee
Basic fee	$13,864,852
Performance adjustment	(357,883)
Distribution and service plan fees	139,487
Custodian fees and expenses	96,238
Independent trustees' fees and expenses	5,229
Registration fees	265,042
Audit fees	31,763
Legal	1,744
Miscellaneous	4,366
Total expenses before reductions	14,050,838
Expense reductions	(948)
Total expenses after reductions		14,049,890
Net Investment income (loss)		39,001,393
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20,440,486
Fidelity Central Funds	(141)
Foreign currency transactions	(540,277)
Total net realized gain (loss)		19,900,068
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	356,342,007
Assets and liabilities in foreign currencies	779,990
Total change in net unrealized appreciation (depreciation)		357,121,997
Net gain (loss)		377,022,065
Net increase (decrease) in net assets resulting from operations		$416,023,458
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,001,393	$63,945,434
Net realized gain (loss)	19,900,068	34,280,179
Change in net unrealized appreciation (depreciation)	357,121,997	485,844,462
Net increase (decrease) in net assets resulting from operations	416,023,458	584,070,075
Distributions to shareholders	(78,144,014)	(42,013,169)

Share transactions - net increase (decrease)	1,056,850,228	1,046,640,484
Total increase (decrease) in net assets	1,394,729,672	1,588,697,390

Net Assets
Beginning of period	3,060,981,587	1,472,284,197
End of period	$4,455,711,259	$3,060,981,587

Financial Highlights
Fidelity Advisor® International Value Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.66	$10.70	$8.85	$7.64	$9.65	$6.87
Income from Investment Operations
Net investment income (loss) A,B	.13	.32	.22	.20	.24	.25 C
Net realized and unrealized gain (loss)	1.49	2.89	1.81	1.15	(1.87)	2.66
Total from investment operations	1.62	3.21	2.03	1.35	(1.63)	2.91
Distributions from net investment income	(.31)	(.25)	(.18)	(.14)	(.38)	(.13)
Total distributions	(.31)	(.25)	(.18)	(.14)	(.38)	(.13)
Net asset value, end of period	$14.97	$13.66	$10.70	$8.85	$7.64	$9.65
Total Return D,E,F	12.01%	30.75%	23.18%	17.72%	(17.43)%	42.56%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.05% I	1.09%	1.15%	1.33%	1.46%	1.37%
Expenses net of fee waivers, if any	1.05 % I	1.09%	1.14%	1.29%	1.30%	1.33%
Expenses net of all reductions, if any	1.05% I	1.09%	1.14%	1.29%	1.30%	1.33%
Net investment income (loss)	1.77% I	2.64%	2.12%	2.21%	2.85%	2.77% C
Supplemental Data
Net assets, end of period (000 omitted)	$66,075	$52,344	$20,609	$17,133	$12,080	$10,566
Portfolio turnover rate J	33 % I	31%	29%	29%	25%	29% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.73%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Value Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.65	$10.69	$8.84	$7.63	$9.63	$6.86
Income from Investment Operations
Net investment income (loss) A,B	.11	.29	.19	.18	.22	.23 C
Net realized and unrealized gain (loss)	1.50	2.89	1.81	1.15	(1.87)	2.65
Total from investment operations	1.61	3.18	2.00	1.33	(1.65)	2.88
Distributions from net investment income	(.27)	(.22)	(.15)	(.12)	(.35)	(.11)
Total distributions	(.27)	(.22)	(.15)	(.12)	(.35)	(.11)
Net asset value, end of period	$14.99	$13.65	$10.69	$8.84	$7.63	$9.63
Total Return D,E,F	11.94%	30.38%	22.87%	17.45%	(17.65)%	42.20%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.30% I	1.34%	1.39%	1.59%	1.72%	1.62%
Expenses net of fee waivers, if any	1.30 % I	1.34%	1.39%	1.54%	1.55%	1.58%
Expenses net of all reductions, if any	1.30% I	1.34%	1.39%	1.54%	1.55%	1.58%
Net investment income (loss)	1.52% I	2.39%	1.88%	1.97%	2.60%	2.51% C
Supplemental Data
Net assets, end of period (000 omitted)	$9,041	$9,701	$4,730	$4,196	$3,498	$4,375
Portfolio turnover rate J	33 % I	31%	29%	29%	25%	29% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Value Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.70	$10.72	$8.85	$7.64	$9.60	$6.85
Income from Investment Operations
Net investment income (loss) A,B	.07	.23	.14	.13	.18	.18 C
Net realized and unrealized gain (loss)	1.51	2.91	1.83	1.15	(1.87)	2.65
Total from investment operations	1.58	3.14	1.97	1.28	(1.69)	2.83
Distributions from net investment income	(.25)	(.16)	(.10)	(.07)	(.27)	(.08)
Total distributions	(.25)	(.16)	(.10)	(.07)	(.27)	(.08)
Net asset value, end of period	$15.03	$13.70	$10.72	$8.85	$7.64	$9.60
Total Return D,E,F	11.64%	29.70%	22.44%	16.74%	(18.01)%	41.45%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.80% I	1.83%	1.88%	2.09%	2.23%	2.12%
Expenses net of fee waivers, if any	1.80 % I	1.83%	1.88%	2.05%	2.05%	2.09%
Expenses net of all reductions, if any	1.80% I	1.83%	1.88%	2.05%	2.05%	2.09%
Net investment income (loss)	1.02% I	1.90%	1.38%	1.46%	2.09%	2.00% C
Supplemental Data
Net assets, end of period (000 omitted)	$8,349	$6,779	$2,365	$2,366	$2,190	$3,177
Portfolio turnover rate J	33 % I	31%	29%	29%	25%	29% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Value Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.67	$10.72	$8.86	$7.65	$9.66	$6.87
Income from Investment Operations
Net investment income (loss) A,B	.15	.35	.25	.22	.26	.28 C
Net realized and unrealized gain (loss)	1.49	2.89	1.81	1.15	(1.86)	2.66
Total from investment operations	1.64	3.24	2.06	1.37	(1.60)	2.94
Distributions from net investment income	(.33)	(.29)	(.20)	(.16)	(.41)	(.15)
Total distributions	(.33)	(.29)	(.20)	(.16)	(.41)	(.15)
Net asset value, end of period	$14.98	$13.67	$10.72	$8.86	$7.65	$9.66
Total Return D,E	12.18%	31.12%	23.58%	17.96%	(17.20)%	43.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.80%	.89%	1.01%	1.13%	1.01%
Expenses net of fee waivers, if any	.75 % H	.80%	.89%	1.01%	1.05%	1.01%
Expenses net of all reductions, if any	.75% H	.80%	.89%	1.01%	1.05%	1.01%
Net investment income (loss)	2.06% H	2.92%	2.37%	2.50%	3.10%	3.09% C
Supplemental Data
Net assets, end of period (000 omitted)	$2,489,232	$1,677,259	$885,896	$443,836	$367,478	$372,441
Portfolio turnover rate I	33 % H	31%	29%	29%	25%	29% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.05%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Value Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$10.73	$8.87	$7.66	$9.67	$6.88
Income from Investment Operations
Net investment income (loss) A,B	.15	.35	.24	.22	.25	.28 C
Net realized and unrealized gain (loss)	1.50	2.89	1.82	1.15	(1.86)	2.66
Total from investment operations	1.65	3.24	2.06	1.37	(1.61)	2.94
Distributions from net investment income	(.34)	(.29)	(.20)	(.16)	(.40)	(.15)
Total distributions	(.34)	(.29)	(.20)	(.16)	(.40)	(.15)
Net asset value, end of period	$14.99	$13.68	$10.73	$8.87	$7.66	$9.67
Total Return D,E	12.24%	31.05%	23.55%	17.97%	(17.23)%	43.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80% H	.84%	.92%	1.02%	1.09%	1.07%
Expenses net of fee waivers, if any	.80 % H	.84%	.92%	1.01%	1.04%	1.05%
Expenses net of all reductions, if any	.80% H	.84%	.92%	1.01%	1.04%	1.05%
Net investment income (loss)	2.02% H	2.88%	2.34%	2.50%	3.10%	3.05% C
Supplemental Data
Net assets, end of period (000 omitted)	$623,116	$408,520	$164,277	$91,052	$74,751	$6,661
Portfolio turnover rate I	33 % H	31%	29%	29%	25%	29% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.01%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Value Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.69	$10.74	$8.88	$7.66	$9.67	$6.87
Income from Investment Operations
Net investment income (loss) A,B	.15	.36	.26	.24	.26	.30 C
Net realized and unrealized gain (loss)	1.50	2.89	1.82	1.15	(1.86)	2.65
Total from investment operations	1.65	3.25	2.08	1.39	(1.60)	2.95
Distributions from net investment income	(.35)	(.30)	(.22)	(.17)	(.41)	(.15)
Total distributions	(.35)	(.30)	(.22)	(.17)	(.41)	(.15)
Net asset value, end of period	$14.99	$13.69	$10.74	$8.88	$7.66	$9.67
Total Return D,E	12.23%	31.21%	23.71%	18.20%	(17.13)%	43.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.73%	.79%	.87%	.94%	.89%
Expenses net of fee waivers, if any	.68 % H	.73%	.79%	.86%	.89%	.89%
Expenses net of all reductions, if any	.68% H	.72%	.79%	.86%	.89%	.89%
Net investment income (loss)	2.13% H	3.00%	2.47%	2.65%	3.25%	3.21% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,259,897	$906,379	$394,406	$158,601	$118,176	$11,946
Portfolio turnover rate I	33 % H	31%	29%	29%	25%	29% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in  foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,109,289,058
Gross unrealized depreciation	(95,121,574)
Net unrealized appreciation (depreciation)	$1,014,167,484
Tax cost	$3,433,718,274

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(41,801,869)
Long-term	(7,917,340)
Total capital loss carryforward	$(49,719,209)

Due to large redemptions in a prior period, $21,132,092 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $5,836,972 per year.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Value Fund	1,603,757,428	611,431,445
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
International Value	.87
Class I	.87
Class Z	.72

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.80
Class M	.80
Class C	.79
International Value	.75
Class I	.79
Class Z	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Value Fund	MSCI EAFE Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.02)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	76,291	9,804
Class M	.25%	.25%	25,072	294
Class C	.75%	.25%	38,124	9,016
			139,487	19,114

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	39,255
Class M	485
Class CA	50
39,790

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Value Fund	242

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Value Fund	97,561,553	18,037,202	992,135

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity International Value Fund	15,675
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity International Value Fund	2,253
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Value Fund	2,647	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $948.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity International Value Fund
Distributions to shareholders
Class A	$1,221,591	$488,630
Class M	184,652	96,338
Class C	123,503	33,393
International Value	42,050,085	24,793,093
Class I	10,792,781	4,958,469
Class Z	23,771,402	11,643,246
Total	$78,144,014	$42,013,169
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity International Value Fund
Class A
Shares sold	1,188,346	2,656,161	$17,202,053	$32,469,471
Reinvestment of distributions	87,950	46,752	1,218,108	485,618
Shares redeemed	(696,167)	(795,907)	(9,981,282)	(9,912,166)
Net increase (decrease)	580,129	1,907,006	$8,438,879	$23,042,923
Class M
Shares sold	36,302	323,909	$526,319	$3,994,255
Reinvestment of distributions	13,303	9,259	184,652	96,338
Shares redeemed	(157,001)	(65,009)	(2,278,824)	(793,067)
Net increase (decrease)	(107,396)	268,159	$(1,567,853)	$3,297,526
Class C
Shares sold	168,751	366,525	$2,443,576	$4,632,287
Reinvestment of distributions	8,860	3,198	123,503	33,393
Shares redeemed	(116,924)	(95,533)	(1,663,993)	(1,199,228)
Net increase (decrease)	60,687	274,190	$903,086	$3,466,452
International Value
Shares sold	65,926,769	95,253,860	$950,141,569	$1,156,005,757
Reinvestment of distributions	2,346,011	1,839,614	32,468,791	19,105,277
Shares redeemed	(24,862,989)	(57,010,781)	(358,329,332)	(705,469,583)
Net increase (decrease)	43,409,791	40,082,693	$624,281,028	$469,641,451
Class I
Shares sold	15,518,660	21,393,351	$224,738,653	$262,720,600
Reinvestment of distributions	772,291	467,850	10,696,236	4,863,643
Shares redeemed	(4,572,343)	(7,309,810)	(66,171,986)	(86,076,089)
Net increase (decrease)	11,718,608	14,551,391	$169,262,903	$181,508,154
Class Z
Shares sold	28,482,281	43,471,460	$410,586,941	$531,900,267
Reinvestment of distributions	1,356,217	853,657	18,770,041	8,868,907
Shares redeemed	(12,021,290)	(14,823,952)	(173,824,797)	(175,085,196)
Net increase (decrease)	17,817,208	29,501,165	$255,532,185	$365,683,978

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.827485.119
FIV-SANN-0626
Fidelity® International Small Cap Opportunities Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Small Cap Opportunities Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.6%
	Shares	Value ($)
AUSTRALIA - 3.1%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Whitehaven Coal Ltd	860,000	5,255,143
Financials - 1.3%
Financial Services - 0.3%
Cuscal Ltd	1,332,000	4,523,899
Insurance - 1.0%
AUB Group Ltd	145,999	2,719,067
Steadfast Group Ltd	4,637,460	14,264,053
		16,983,120
TOTAL FINANCIALS		21,507,019
Materials - 1.4%
Metals & Mining - 1.4%
Imdex Ltd	7,777,574	22,878,343
Real Estate - 0.1%
Retail REITs - 0.1%
Charter Hall Retail REIT	552,544	1,567,785
TOTAL AUSTRALIA		51,208,290
BELGIUM - 3.2%
Financials - 2.3%
Banks - 2.3%
KBC Ancora	411,398	37,516,455
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fagron	179,000	5,042,000
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Melexis NV (d)	54,000	4,521,956
Real Estate - 0.3%
Industrial REITs - 0.3%
Warehouses De Pauw CVA	196,000	5,152,793
Warehouses De Pauw CVA rights (b)(c)	196,000	282,944
TOTAL REAL ESTATE		5,435,737
TOTAL BELGIUM		52,516,148
BRAZIL - 0.4%
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Orizon Valorizacao de Residuos SA (b)	420,000	6,912,638
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	80,000	1,346,338
CANADA - 4.1%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
North West Co Inc/The	213,000	7,978,386
Energy - 0.3%
Energy Equipment & Services - 0.3%
TerraVest Industries Inc	52,000	5,304,318
Financials - 0.2%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	32,000	2,696,212
Industrials - 1.3%
Trading Companies & Distributors - 1.3%
Richelieu Hardware Ltd	756,763	22,128,779
Information Technology - 0.1%
Software - 0.1%
Lumine Group Inc Subordinate Voting Shares (a)(b)	180,000	2,679,427
Materials - 1.7%
Metals & Mining - 1.7%
OR Royalties Inc	677,100	24,938,575
Orla Mining Ltd	90,000	1,179,372
Triple Flag Precious Metals Corp	54,000	1,723,738
TOTAL MATERIALS		27,841,685
TOTAL CANADA		68,628,807
CHINA - 0.5%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Chlitina Holding Ltd	1,048,842	3,544,986
Health Care - 0.3%
Pharmaceuticals - 0.3%
Consun Pharmaceutical Group Ltd	1,957,000	4,055,203
TOTAL CHINA		7,600,189
EGYPT - 0.2%
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Integrated Diagnostics Holdings PLC (a)(e)	5,696,716	3,190,161
FRANCE - 3.9%
Consumer Staples - 0.2%
Beverages - 0.2%
Laurent-Perrier	39,163	3,870,140
Health Care - 0.7%
Pharmaceuticals - 0.7%
Vetoquinol SA	121,442	10,974,841
Industrials - 2.5%
Aerospace & Defense - 1.6%
Exail Technologies SA (b)(d)	52,000	7,543,283
LISI SA	247,284	18,051,987
		25,595,270
Commercial Services & Supplies - 0.4%
Elis SA	241,000	7,427,632
Ground Transportation - 0.4%
Stef SA	43,000	5,864,260
Trading Companies & Distributors - 0.1%
Thermador Groupe	26,500	2,152,239
TOTAL INDUSTRIALS		41,039,401
Materials - 0.1%
Chemicals - 0.1%
Robertet SA	2,200	2,065,624
Real Estate - 0.4%
Industrial REITs - 0.2%
ARGAN SA	48,000	3,453,348
Retail REITs - 0.2%
Carmila SA	169,000	3,367,929
TOTAL REAL ESTATE		6,821,277
TOTAL FRANCE		64,771,283
GERMANY - 1.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
1&1 AG	49,000	1,296,824
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Auto1 Group SE (b)	374,000	7,958,075
Fielmann Group AG	113,000	5,636,454
TOTAL CONSUMER DISCRETIONARY		13,594,529
Industrials - 0.8%
Aerospace & Defense - 0.6%
Montana Aerospace Ag (a)(b)(d)(e)	83,000	2,177,641
Rheinmetall AG	4,800	7,637,927
		9,815,568
Machinery - 0.2%
Stabilus SE	190,000	3,839,948
TOTAL INDUSTRIALS		13,655,516
Information Technology - 0.2%
Software - 0.2%
Mensch und Maschine Software SE	72,095	3,384,572
TOTAL GERMANY		31,931,441
GREECE - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Athens International Airport SA	473,700	5,398,352
INDONESIA - 0.4%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Selamat Sempurna Tbk PT	34,636,000	3,630,477
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	36,901,000	2,823,984
TOTAL INDONESIA		6,454,461
IRELAND - 2.1%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Cairn Homes PLC	1,685,691	4,316,939
Industrials - 1.4%
Building Products - 0.3%
Kingspan Group PLC	56,000	5,169,224
Machinery - 0.4%
Mincon Group Plc	8,084,693	6,831,792
Trading Companies & Distributors - 0.7%
AerCap Holdings NV	78,200	11,120,822
TOTAL INDUSTRIALS		23,121,838
Real Estate - 0.4%
Residential REITs - 0.4%
Irish Residential Properties Reit PLC	5,454,557	6,862,666
TOTAL IRELAND		34,301,443
ISRAEL - 2.1%
Financials - 1.1%
Capital Markets - 1.1%
Tel Aviv Stock Exchange Ltd	345,296	17,418,545
Information Technology - 1.0%
Communications Equipment - 1.0%
Ituran Location and Control Ltd	297,877	17,157,715
TOTAL ISRAEL		34,576,260
ITALY - 3.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Pirelli & C SpA (a)(e)	486,000	3,336,804
Financials - 0.4%
Financial Services - 0.4%
BFF Bank SpA (a)(b)(d)(e)	850,000	2,069,028
Generalfinance SpA	132,788	4,815,661
TOTAL FINANCIALS		6,884,689
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	49,000	2,854,739
Industrials - 2.4%
Commercial Services & Supplies - 0.2%
doValue SpA (a)(b)(e)	1,160,750	2,860,860
Machinery - 2.2%
Interpump Group SpA	879,640	36,938,896
TOTAL INDUSTRIALS		39,799,756
TOTAL ITALY		52,875,988
JAPAN - 29.6%
Consumer Discretionary - 6.4%
Automobile Components - 0.5%
Niterra Co Ltd	93,000	5,027,164
Toyo Tire Corp	157,000	3,849,345
		8,876,509
Distributors - 0.3%
Central Automotive Products Ltd	469,500	5,413,698
Diversified Consumer Services - 0.5%
Aucnet Inc	1,062,908	8,183,573
Hotels, Restaurants & Leisure - 3.1%
Curves Holdings Co Ltd	2,642,078	13,818,418
Gift Holdings Inc (d)	350,000	9,873,778
Koshidaka Holdings Co Ltd	2,098,675	13,439,542
Metaplanet Inc (b)(d)	606,000	1,302,970
Monogatari Corp/The	438,700	11,801,025
		50,235,733
Leisure Products - 0.4%
Yonex Co Ltd	386,000	6,535,946
Specialty Retail - 1.6%
Intermestic Inc (d)	235,000	3,187,963
USS Co Ltd	2,181,130	23,557,118
		26,745,081
TOTAL CONSUMER DISCRETIONARY		105,990,540
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.4%
Blue Zones Holdings Co Ltd	264,000	2,938,582
Kato Sangyo Co Ltd	67,000	2,619,394
Qol Holdings Co Ltd (d)	225,000	2,523,311
Tsuruha Holdings Inc (d)	767,000	10,112,877
YAKUODO Holdings Co Ltd	411,500	4,643,011
		22,837,175
Food Products - 0.0%
Iwatsuka Confectionery Co Ltd	37,800	768,057
Personal Care Products - 0.2%
Artnature Inc (d)	521,000	2,684,837
TOTAL CONSUMER STAPLES		26,290,069
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Itochu Enex Co Ltd	264,000	3,212,421
Iwatani Corp	415,000	5,101,830
San-Ai Obbli Co Ltd	840,800	12,372,164
TOTAL ENERGY		20,686,415
Financials - 3.3%
Banks - 3.3%
Bank of Iwate Ltd/The	364,000	4,583,498
Chiba Bank Ltd/The	665,000	9,179,135
Hachijuni Nagano Bank Ltd	980,000	13,277,380
Hokuhoku Financial Group Inc	582,000	22,187,561
Kyoto Financial Group Inc	219,200	6,058,939
TOTAL FINANCIALS		55,286,513
Health Care - 1.2%
Health Care Equipment & Supplies - 0.9%
Medikit Co Ltd	291,800	5,557,944
Nagaileben Co Ltd	745,427	8,085,744
Techno Medica Co Ltd	80,791	1,135,332
		14,779,020
Health Care Technology - 0.3%
Software Service Inc	59,400	4,282,748
TOTAL HEALTH CARE		19,061,768
Industrials - 7.1%
Building Products - 0.1%
Nitto Boseki Co Ltd	11,000	2,021,041
Commercial Services & Supplies - 3.4%
CTS Co Ltd	269,000	1,488,221
Daiei Kankyo Co Ltd	941,000	22,604,579
Japan Elevator Service Holdings Co Ltd	1,889,200	19,113,163
Midac Holdings Co Ltd (d)	217,704	2,943,041
Park24 Co Ltd	487,000	5,726,872
Pronexus Inc	439,797	3,013,055
		54,888,931
Construction & Engineering - 1.1%
SHO-BOND Holdings Co Ltd	2,087,600	17,658,400
Machinery - 2.4%
Daifuku Co Ltd	140,000	6,121,033
Mitsuboshi Belting Ltd	117,580	2,962,388
Moriya Transportation Engineering & Manufacturing Co Ltd (d)	363,400	4,820,736
Namura Shipbuilding Co Ltd	151,000	3,955,169
NS Tool Co Ltd	648,900	3,602,257
Takeuchi Manufacturing Co Ltd	100,000	4,507,886
Tocalo Co Ltd	658,636	13,140,414
		39,109,883
Professional Services - 0.0%
Funai Soken Holdings Inc	46,336	330,586
Trading Companies & Distributors - 0.1%
Mitani Corp	143,000	2,371,015
TOTAL INDUSTRIALS		116,379,856
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 3.3%
Ai Holdings Corp	172,500	2,973,409
Azbil Corp	3,935,689	35,026,676
Ibiden Co Ltd	56,000	4,789,689
Rigaku Holdings Corp (d)	354,000	6,152,578
Seikoh Giken Co Ltd (d)	7,000	1,301,730
Shimadzu Corp	141,000	3,277,613
		53,521,695
IT Services - 0.5%
NSD Co Ltd	312,549	5,365,359
System Support Holdings Inc	290,000	1,993,729
TechMatrix Corp	125,000	1,451,258
		8,810,346
Semiconductors & Semiconductor Equipment - 0.2%
Shibaura Mechatronics Corp	126,000	3,914,578
Software - 0.5%
Broadleaf Co Ltd	650,098	3,760,664
Miroku Jyoho Service Co Ltd	156,700	1,710,261
Systena Corp	861,000	2,355,321
VRAIN Solution Inc (b)(d)	31,000	651,756
		8,478,002
TOTAL INFORMATION TECHNOLOGY		74,724,621
Materials - 2.6%
Chemicals - 2.1%
KeePer Technical Laboratory Co Ltd (d)	69,000	1,307,169
Nihon Parkerizing Co Ltd	494,678	4,549,165
Nissan Chemical Corp	38,300	1,656,074
Osaka Soda Co Ltd	252,000	3,017,228
SK Kaken Co Ltd	235,400	15,767,985
Toyo Gosei Co Ltd	85,000	8,294,152
		34,591,773
Construction Materials - 0.3%
Maeda Kosen Co Ltd	363,000	4,236,530
Containers & Packaging - 0.2%
FP Corp	102,000	1,506,930
Fuji Seal International Inc	163,000	2,575,908
		4,082,838
TOTAL MATERIALS		42,911,141
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
Arealink Co Ltd	500,000	3,217,995
Goldcrest Co Ltd	442,430	9,431,720
Katitas Co Ltd	258,000	5,150,351
SRE Holdings Corp (d)	119,000	2,743,335
Tokyo Tatemono Co Ltd	141,000	3,244,520
TOTAL REAL ESTATE		23,787,921
Utilities - 0.3%
Electric Utilities - 0.3%
Shikoku Electric Power Co Inc	481,000	4,788,917
TOTAL JAPAN		489,907,761
KOREA (SOUTH) - 0.6%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
BGF retail Co Ltd	79,256	7,129,975
Financials - 0.2%
Insurance - 0.2%
Seoul Guarantee Insurance Co	100,000	3,253,878
TOTAL KOREA (SOUTH)		10,383,853
NETHERLANDS - 4.8%
Industrials - 2.2%
Construction & Engineering - 0.3%
Koninklijke Heijmans N.V depository receipt (b)	48,000	4,847,644
Machinery - 1.8%
Aalberts NV	758,197	28,724,613
Aalberts NV rights (b)(c)	758,197	1,023,337
		29,747,950
Trading Companies & Distributors - 0.1%
IMCD NV (b)(d)	20,000	2,350,821
TOTAL INDUSTRIALS		36,946,415
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
BE Semiconductor Industries NV	130,418	37,837,690
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CTP NV (a)(e)	279,000	5,265,369
TOTAL NETHERLANDS		80,049,474
NORWAY - 2.1%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TGS ASA	526,000	8,544,583
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Medistim ASA	185,242	4,498,737
Industrials - 1.3%
Aerospace & Defense - 1.1%
Kongsberg Gruppen ASA	524,905	17,563,499
Machinery - 0.2%
Kongsberg Maritime AS	524,905	3,440,180
TOTAL INDUSTRIALS		21,003,679
TOTAL NORWAY		34,046,999
PHILIPPINES - 0.6%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
International Container Terminal Services Inc	876,000	10,176,384
SINGAPORE - 0.4%
Industrials - 0.2%
Construction & Engineering - 0.2%
Boustead Singapore Ltd	1,655,000	3,116,376
Real Estate - 0.2%
Health Care REITs - 0.2%
Parkway Life Real Estate Investment Trust	1,063,000	3,363,464
TOTAL SINGAPORE		6,479,840
SPAIN - 1.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
CIE Automotive SA	85,000	2,893,047
Consumer Staples - 0.2%
Food Products - 0.2%
Viscofan SA	51,000	3,591,369
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Clinica Baviera SA (d)	60,000	3,929,380
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Befesa SA (a)(e)	66,000	2,532,972
Machinery - 0.3%
Fluidra SA	184,201	4,299,970
TOTAL INDUSTRIALS		6,832,942
Materials - 0.2%
Containers & Packaging - 0.2%
Vidrala SA	31,000	2,797,864
TOTAL SPAIN		20,044,602
SWEDEN - 10.0%
Consumer Discretionary - 1.0%
Automobile Components - 0.5%
Autoliv Inc	77,000	8,926,610
Broadline Retail - 0.4%
Rusta AB	582,000	6,354,077
Household Durables - 0.1%
JM AB	155,697	1,944,368
TOTAL CONSUMER DISCRETIONARY		17,225,055
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
AddLife AB B Shares	373,520	5,781,160
Industrials - 5.0%
Aerospace & Defense - 0.6%
INVISIO AB (d)	338,163	9,742,640
Machinery - 0.0%
Beijer Alma AB B Shares	1,887	59,168
Trading Companies & Distributors - 4.4%
AddTech AB B Shares	1,253,275	45,256,494
Bergman & Beving AB B Shares	798,462	27,025,466
		72,281,960
TOTAL INDUSTRIALS		82,083,768
Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 3.0%
Lagercrantz Group AB B Shares	1,900,212	49,641,887
Materials - 0.2%
Metals & Mining - 0.2%
Alleima AB	313,000	2,778,192
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Intea Fastigheter AB B Shares	282,000	2,251,052
John Mattson Fastighetsforetagen AB	942,052	6,009,787
TOTAL REAL ESTATE		8,260,839
TOTAL SWEDEN		165,770,901
SWITZERLAND - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Huber + Suhner AG	5,000	1,449,414
TAIWAN - 1.4%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Addcn Technology Co Ltd	1,585,292	7,782,056
Industrials - 0.2%
Electrical Equipment - 0.2%
Bizlink Holding Inc	42,000	3,783,313
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
eMemory Technology Inc	94,000	11,942,303
TOTAL TAIWAN		23,507,672
TURKEY - 0.6%
Industrials - 0.6%
Electrical Equipment - 0.6%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,510,000	9,490,813
UNITED KINGDOM - 16.5%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.3%
Zegona Communications plc	870,849	20,879,837
Interactive Media & Services - 0.2%
Trustpilot Group PLC (a)(b)(e)	1,235,000	4,376,090
TOTAL COMMUNICATION SERVICES		25,255,927
Consumer Discretionary - 3.2%
Automobile Components - 0.1%
AB Dynamics PLC	163,000	2,158,136
Broadline Retail - 0.1%
B&M European Value Retail plc	821,000	1,870,152
Hotels, Restaurants & Leisure - 0.1%
Dp Poland PLC (b)	18,541,591	2,056,283
Leisure Products - 2.9%
Games Workshop Group PLC	177,279	47,016,195
TOTAL CONSUMER DISCRETIONARY		53,100,766
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
DCC PLC	210,000	15,830,965
Financials - 0.5%
Banks - 0.5%
Metro Bank Holdings PLC (b)	4,551,130	9,239,882
Industrials - 6.2%
Aerospace & Defense - 0.4%
Avon Technologies PLC	284,800	6,681,217
Air Freight & Logistics - 0.1%
Ferrari Group PLC	224,000	2,139,986
Machinery - 2.1%
Bodycote PLC	2,519,526	23,347,711
Spirax Group PLC	120,691	11,772,026
		35,119,737
Marine Transportation - 0.4%
Clarkson PLC	91,153	5,998,402
Trading Companies & Distributors - 3.2%
Diploma PLC	229,000	21,625,856
Howden Joinery Group PLC	2,889,700	30,552,878
		52,178,734
TOTAL INDUSTRIALS		102,118,076
Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 2.0%
Oxford Instruments PLC	816,100	32,049,263
Software - 0.2%
Pinewood Technologies Group PLC (b)(d)	1,096,462	3,737,487
TOTAL INFORMATION TECHNOLOGY		35,786,750
Materials - 1.5%
Construction Materials - 0.6%
SigmaRoc PLC (b)	5,511,910	9,247,909
Metals & Mining - 0.9%
Hill & Smith PLC	430,000	15,037,648
TOTAL MATERIALS		24,285,557
Real Estate - 0.4%
Diversified REITs - 0.1%
Shaftesbury Capital PLC	2,100,000	3,814,863
Specialized REITs - 0.3%
Big Yellow Group PLC (The)	358,000	4,394,079
TOTAL REAL ESTATE		8,208,942
TOTAL UNITED KINGDOM		273,826,865
UNITED STATES - 3.3%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.8%
InterContinental Hotels Group PLC ADR	201,150	28,941,462
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
PriceSmart Inc	100,060	15,701,415
Health Care - 0.4%
Biotechnology - 0.2%
Legend Biotech Corp ADR (b)	141,000	3,316,320
Health Care Equipment & Supplies - 0.2%
Anteris Technologies Global Corp (b)	449,000	2,761,350
TOTAL HEALTH CARE		6,077,670
Industrials - 0.2%
Building Products - 0.2%
Reliance Worldwide Corp Ltd	1,371,000	3,251,302
TOTAL UNITED STATES		53,971,849
TOTAL COMMON STOCKS (Cost $1,129,937,048)		1,600,818,226

International Equity Funds - 1.0%
	Shares	Value ($)
iShares MSCI EAFE Small-Cap ETF (d) (Cost $15,012,125)	197,800	16,534,102

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	36,243,770	36,251,018
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	26,601,976	26,604,636
TOTAL MONEY MARKET FUNDS (Cost $62,855,654)			62,855,654

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,207,804,827)	1,680,207,982
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(23,249,287)
NET ASSETS - 100.0%	1,656,958,695

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $28,488,352 or 1.7% of net assets.

(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,808,925 or 1.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,628,104	426,799,895	415,177,780	700,163	799	-	36,251,018	36,243,770	0.1%
Fidelity Securities Lending Cash Central Fund	31,899,291	208,733,966	214,026,896	244,449	(1,725)	-	26,604,636	26,601,976	0.1%
Total	56,527,395	635,533,861	629,204,676	944,612	(926)	-	62,855,654

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	34,334,807	26,552,751	7,782,056	-
Consumer Discretionary	233,029,619	123,408,602	109,621,017	-
Consumer Staples	70,930,324	31,141,310	39,789,014	-
Energy	55,621,424	29,679,866	25,941,558	-
Financials	153,803,193	73,755,783	80,047,410	-
Health Care	65,465,659	42,348,688	23,116,971	-
Industrials	548,688,618	411,981,387	136,707,231	-
Information Technology	237,676,921	151,009,997	86,666,924	-
Materials	126,904,744	61,115,260	65,789,484	-
Real Estate	69,574,000	40,854,830	28,719,170	-
Utilities	4,788,917	-	4,788,917	-

International Equity Funds	16,534,102	16,534,102	-	-

Money Market Funds	62,855,654	62,855,654	-	-
Total Investments in Securities:	1,680,207,982	1,071,238,230	608,969,752	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,624,181) - See accompanying schedule:
Unaffiliated issuers (cost $1,144,949,173)	$1,617,352,328
Fidelity Central Funds (cost $62,855,654)	62,855,654

Total Investment in Securities (cost $1,207,804,827)		$1,680,207,982
Cash		1,802
Foreign currency held at value (cost $1,633,525)		1,634,046
Receivable for investments sold		1,609,958
Receivable for fund shares sold		856,673
Dividends receivable		9,136,318
Reclaims receivable		2,966,934
Distributions receivable from Fidelity Central Funds		179,106
Prepaid expenses		415
Other receivables		21,425
Total assets		1,696,614,659
Liabilities
Payable for investments purchased
Regular delivery	$2,898,858
Delayed delivery	1,306,280
Payable for fund shares redeemed	7,777,989
Accrued management fee	1,007,487
Distribution and service plan fees payable	13,543
Other payables and accrued expenses	44,964
Collateral on securities loaned	26,606,843
Total liabilities		39,655,964
Net Assets		$1,656,958,695
Net Assets consist of:
Paid in capital		$1,135,059,398
Total accumulated earnings (loss)		521,899,297
Net Assets		$1,656,958,695

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($39,298,469 ÷ 1,753,256 shares)(a)		$22.41
Maximum offering price per share (100/94.25 of $22.41)		$23.78
Class M :
Net Asset Value and redemption price per share ($9,858,410 ÷ 448,494 shares)(a)		$21.98
Maximum offering price per share (100/96.50 of $21.98)		$22.78
Class C :
Net Asset Value and offering price per share ($1,746,361 ÷ 84,600 shares)(a)		$20.64
International Small Cap Opportunities :
Net Asset Value, offering price and redemption price per share ($903,868,860 ÷ 39,344,290 shares)		$22.97
Class I :
Net Asset Value, offering price and redemption price per share ($161,812,255 ÷ 7,032,212 shares)		$23.01
Class Z :
Net Asset Value, offering price and redemption price per share ($540,374,340 ÷ 23,639,834 shares)		$22.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$18,563,257
Interest		2,693
Income from Fidelity Central Funds (including $244,449 from security lending)		944,612
Security lending		7,558
Income before foreign taxes withheld		$19,518,120
Less foreign taxes withheld		(1,475,781)
Total income		18,042,339
Expenses
Management fee
Basic fee	$6,819,445
Performance adjustment	(665,738)
Distribution and service plan fees	81,594
Custodian fees and expenses	75,855
Independent trustees' fees and expenses	2,488
Registration fees	60,638
Audit fees	31,960
Legal	830
Miscellaneous	2,246
Total expenses		6,409,318
Net Investment income (loss)		11,633,021
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	65,291,246
Fidelity Central Funds	(926)
Foreign currency transactions	(126,877)
Total net realized gain (loss)		65,163,443
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	58,791,892
Assets and liabilities in foreign currencies	329,083
Total change in net unrealized appreciation (depreciation)		59,120,975
Net gain (loss)		124,284,418
Net increase (decrease) in net assets resulting from operations		$135,917,439
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,633,021	$18,669,074
Net realized gain (loss)	65,163,443	155,245,608
Change in net unrealized appreciation (depreciation)	59,120,975	91,102,299
Net increase (decrease) in net assets resulting from operations	135,917,439	265,016,981
Distributions to shareholders	(171,159,550)	(77,968,307)

Share transactions - net increase (decrease)	141,793,816	91,826,373
Total increase (decrease) in net assets	106,551,705	278,875,047

Net Assets
Beginning of period	1,550,406,990	1,271,531,943
End of period	$1,656,958,695	$1,550,406,990

Financial Highlights
Fidelity Advisor® International Small Cap Opportunities Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.14	$20.36	$16.75	$17.17	$28.35	$20.86
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.15	.10	.06	(.06)
Net realized and unrealized gain (loss)	1.70	3.76	4.14	.61	(8.93)	7.55
Total from investment operations	1.83	3.98	4.29	.71	(8.87)	7.49
Distributions from net investment income	(.42)	(.25)	(.12)	-	-	-
Distributions from net realized gain	(2.14)	(.95)	(.56)	(1.13)	(2.31)	-
Total distributions	(2.56)	(1.20)	(.68)	(1.13)	(2.31)	-
Net asset value, end of period	$22.41	$23.14	$20.36	$16.75	$17.17	$28.35
Total Return C,D,E	8.64%	20.56%	26.06%	3.74%	(33.79)%	35.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.11% H	1.24%	1.27%	1.31%	1.49%	1.50%
Expenses net of fee waivers, if any	1.11 % H	1.24%	1.26%	1.31%	1.48%	1.50%
Expenses net of all reductions, if any	1.11% H	1.24%	1.26%	1.31%	1.48%	1.50%
Net investment income (loss)	1.16% H	1.01%	.77%	.56%	.30%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$39,298	$37,552	$32,876	$26,559	$26,380	$45,981
Portfolio turnover rate I	51 % H	53%	27%	10%	13%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Opportunities Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.70	$19.98	$16.43	$16.91	$28.02	$20.67
Income from Investment Operations
Net investment income (loss) A,B	.10	.16	.10	.06	.01	(.13)
Net realized and unrealized gain (loss)	1.66	3.70	4.07	.59	(8.81)	7.48
Total from investment operations	1.76	3.86	4.17	.65	(8.80)	7.35
Distributions from net investment income	(.34)	(.19)	(.06)	-	-	-
Distributions from net realized gain	(2.14)	(.95)	(.56)	(1.13)	(2.31)	-
Total distributions	(2.48)	(1.14)	(.62)	(1.13)	(2.31)	-
Net asset value, end of period	$21.98	$22.70	$19.98	$16.43	$16.91	$28.02
Total Return C,D,E	8.50%	20.29%	25.80%	3.43%	(33.95)%	35.56%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.36% H	1.49%	1.53%	1.57%	1.74%	1.75%
Expenses net of fee waivers, if any	1.36 % H	1.49%	1.52%	1.56%	1.74%	1.75%
Expenses net of all reductions, if any	1.36% H	1.49%	1.52%	1.56%	1.74%	1.75%
Net investment income (loss)	.91% H	.76%	.51%	.31%	.05%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,858	$9,783	$9,933	$9,589	$10,115	$16,378
Portfolio turnover rate I	51 % H	53%	27%	10%	13%	21%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Opportunities Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.43	$18.95	$15.64	$16.22	$27.10	$20.09
Income from Investment Operations
Net investment income (loss) A,B	.04	.05	- C	(.04)	(.09)	(.25)
Net realized and unrealized gain (loss)	1.57	3.50	3.87	.59	(8.48)	7.26
Total from investment operations	1.61	3.55	3.87	.55	(8.57)	7.01
Distributions from net investment income	(.26)	(.12)	-	-	-	-
Distributions from net realized gain	(2.14)	(.95)	(.56)	(1.13)	(2.31)	-
Total distributions	(2.40)	(1.07)	(.56)	(1.13)	(2.31)	-
Net asset value, end of period	$20.64	$21.43	$18.95	$15.64	$16.22	$27.10
Total Return D,E,F	8.25%	19.66%	25.11%	2.93%	(34.28)%	34.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.87% I	1.99%	2.02%	2.10%	2.26%	2.26%
Expenses net of fee waivers, if any	1.87 % I	1.99%	2.02%	2.10%	2.25%	2.26%
Expenses net of all reductions, if any	1.87% I	1.99%	2.02%	2.10%	2.25%	2.26%
Net investment income (loss)	.40% I	.26%	.01%	(.23)%	(.47)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,746	$2,124	$2,035	$2,036	$3,314	$6,770
Portfolio turnover rate J	51 % I	53%	27%	10%	13%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Small Cap Opportunities Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.70	$20.81	$17.12	$17.47	$28.77	$21.10
Income from Investment Operations
Net investment income (loss) A,B	.16	.29	.21	.16	.13	.01
Net realized and unrealized gain (loss)	1.74	3.85	4.23	.63	(9.09)	7.66
Total from investment operations	1.90	4.14	4.44	.79	(8.96)	7.67
Distributions from net investment income	(.49)	(.30)	(.19)	- C	(.04)	-
Distributions from net realized gain	(2.14)	(.95)	(.56)	(1.13)	(2.31)	-
Total distributions	(2.63)	(1.25)	(.75)	(1.14) D	(2.34) D	-
Net asset value, end of period	$22.97	$23.70	$20.81	$17.12	$17.47	$28.77
Total Return E,F	8.78%	20.99%	26.39%	4.11%	(33.62)%	36.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.94%	.98%	1.01%	1.19%	1.21%
Expenses net of fee waivers, if any	.81 % I	.94%	.98%	1.00%	1.19%	1.20%
Expenses net of all reductions, if any	.81% I	.94%	.98%	1.00%	1.19%	1.20%
Net investment income (loss)	1.46% I	1.31%	1.05%	.87%	.60%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$903,869	$852,597	$636,948	$632,320	$700,271	$1,268,421
Portfolio turnover rate J	51 % I	53%	27%	10%	13%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Opportunities Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.65	$20.77	$17.09	$17.46	$28.75	$21.09
Income from Investment Operations
Net investment income (loss) A,B	.16	.27	.21	.15	.13	.01
Net realized and unrealized gain (loss)	1.74	3.85	4.21	.62	(9.07)	7.65
Total from investment operations	1.90	4.12	4.42	.77	(8.94)	7.66
Distributions from net investment income	(.40)	(.29)	(.18)	(.01)	(.04)	-
Distributions from net realized gain	(2.14)	(.95)	(.56)	(1.13)	(2.31)	-
Total distributions	(2.54)	(1.24)	(.74)	(1.14)	(2.35)	-
Net asset value, end of period	$23.01	$23.65	$20.77	$17.09	$17.46	$28.75
Total Return C,D	8.78%	20.89%	26.37%	4.02%	(33.60)%	36.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.86% G	1.00%	.99%	1.05%	1.20%	1.22%
Expenses net of fee waivers, if any	.86 % G	1.00%	.98%	1.04%	1.19%	1.22%
Expenses net of all reductions, if any	.86% G	1.00%	.98%	1.04%	1.19%	1.22%
Net investment income (loss)	1.41% G	1.25%	1.05%	.83%	.59%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$161,812	$143,204	$221,654	$81,122	$82,705	$141,310
Portfolio turnover rate H	51 % G	53%	27%	10%	13%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Opportunities Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.59	$20.74	$17.07	$17.44	$28.73	$21.05
Income from Investment Operations
Net investment income (loss) A,B	.17	.30	.23	.18	.15	.04
Net realized and unrealized gain (loss)	1.74	3.84	4.21	.62	(9.05)	7.64
Total from investment operations	1.91	4.14	4.44	.80	(8.90)	7.68
Distributions from net investment income	(.49)	(.34)	(.21)	(.04)	(.08)	-
Distributions from net realized gain	(2.14)	(.95)	(.56)	(1.13)	(2.31)	-
Total distributions	(2.64) C	(1.29)	(.77)	(1.17)	(2.39)	-
Net asset value, end of period	$22.86	$23.59	$20.74	$17.07	$17.44	$28.73
Total Return D,E	8.85%	21.08%	26.53%	4.19%	(33.52)%	36.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.86%	.87%	.89%	1.07%	1.09%
Expenses net of fee waivers, if any	.74 % H	.86%	.87%	.88%	1.07%	1.09%
Expenses net of all reductions, if any	.74% H	.86%	.87%	.88%	1.07%	1.09%
Net investment income (loss)	1.53% H	1.38%	1.16%	.98%	.72%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$540,374	$505,147	$368,086	$223,254	$219,360	$309,803
Portfolio turnover rate I	51 % H	53%	27%	10%	13%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap Opportunities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$534,319,372
Gross unrealized depreciation	(88,464,946)
Net unrealized appreciation (depreciation)	$445,854,426
Tax cost	$1,234,353,556

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Opportunities Fund	394,916,197	426,909,605
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	1.02
Class M	1.02
Class C	1.02
International Small Cap Opportunities	.99
Class I	1.02
Class Z	.88

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.92
Class M	.92
Class C	.93
International Small Cap Opportunities	.87
Class I	.92
Class Z	.80

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Small Cap Opportunities Fund	MSCI EAFE Small Cap Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Small Cap Opportunities. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.08)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	47,755	1,889
Class M	.25%	.25%	24,062	226
Class C	.75%	.25%	9,777	1,790
			81,594	3,905

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,686
Class M	216
Class CA	8
2,910

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Small Cap Opportunities Fund	293

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Small Cap Opportunities Fund	26,860,272	24,927,620	10,272,198

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity International Small Cap Opportunities Fund	1,689
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity International Small Cap Opportunities Fund	997
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Small Cap Opportunities Fund	27,304	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity International Small Cap Opportunities Fund	7,703,381
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity International Small Cap Opportunities Fund
Distributions to shareholders
Class A	$4,153,621	$1,902,866
Class M	1,020,682	561,660
Class C	228,736	112,453
International Small Cap Opportunities	94,320,988	38,399,271
Class I	15,870,313	13,413,028
Class Z	55,565,210	23,579,029
Total	$171,159,550	$77,968,307
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity International Small Cap Opportunities Fund
Class A
Shares sold	114,517	263,573	$2,531,101	$5,638,958
Reinvestment of distributions	179,959	88,165	3,775,539	1,736,854
Shares redeemed	(163,772)	(344,241)	(3,610,227)	(7,280,331)
Net increase (decrease)	130,704	7,497	$2,696,413	$95,481
Class M
Shares sold	14,358	40,475	$309,700	$870,315
Reinvestment of distributions	49,338	26,375	1,015,865	510,610
Shares redeemed	(46,192)	(133,104)	(997,381)	(2,700,722)
Net increase (decrease)	17,504	(66,254)	$328,184	$(1,319,797)
Class C
Shares sold	6,360	15,616	$126,716	$319,956
Reinvestment of distributions	11,589	6,125	224,600	112,453
Shares redeemed	(32,422)	(30,063)	(654,046)	(586,618)
Net increase (decrease)	(14,473)	(8,322)	$(302,730)	$(154,209)
International Small Cap Opportunities
Shares sold	4,219,380	13,886,903	$94,550,709	$312,370,530
Reinvestment of distributions	3,754,293	1,573,114	80,642,206	31,635,332
Shares redeemed	(4,609,206)	(10,085,823)	(104,006,559)	(220,450,296)
Net increase (decrease)	3,364,467	5,374,194	$71,186,356	$123,555,566
Class I
Shares sold	792,900	3,092,105	$18,095,588	$65,984,490
Reinvestment of distributions	723,986	647,836	15,580,183	13,008,545
Shares redeemed	(540,022)	(8,358,673)	(12,161,353)	(182,616,697)
Net increase (decrease)	976,864	(4,618,732)	$21,514,418	$(103,623,662)
Class Z
Shares sold	2,567,431	5,702,095	$56,330,051	$121,149,179
Reinvestment of distributions	2,397,991	1,086,298	51,245,071	21,736,824
Shares redeemed	(2,738,919)	(3,118,779)	(61,203,947)	(69,613,009)
Net increase (decrease)	2,226,503	3,669,614	$46,371,175	$73,272,994
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Small Cap Opportunities Fund	23%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.815078.120
ILS-SANN-0626
Fidelity® International Small Cap Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Small Cap Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 3.7%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Amotiv Ltd	3,326,107	15,470,464
Financials - 1.1%
Insurance - 1.1%
AUB Group Ltd	1,770,233	32,968,591
nib holdings Ltd/Australia	5,428,251	26,215,092
TOTAL FINANCIALS		59,183,683
Materials - 2.4%
Metals & Mining - 2.4%
Deterra Royalties Ltd	10,515,892	31,672,616
Imdex Ltd	12,108,786	35,618,941
OceanaGold Corp	1,015,000	31,428,498
Vault Minerals Ltd	10,100,000	33,696,207
TOTAL MATERIALS		132,416,262
TOTAL AUSTRALIA		207,070,409
AUSTRIA - 3.6%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Eurotelesites AG (c)	2,619,500	14,449,568
Telekom Austria AG	3,304,700	37,544,472
TOTAL COMMUNICATION SERVICES		51,994,040
Industrials - 0.9%
Construction & Engineering - 0.9%
Strabag SE	491,597	51,868,958
Materials - 1.8%
Construction Materials - 0.5%
Wienerberger AG (a)	946,000	27,357,124
Containers & Packaging - 0.4%
Mayr Melnhof Karton AG	261,100	24,515,201
Metals & Mining - 0.9%
voestalpine AG	879,130	45,295,622
TOTAL MATERIALS		97,167,947
TOTAL AUSTRIA		201,030,945
BELGIUM - 0.9%
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fagron	1,520,500	42,828,836
Information Technology - 0.1%
IT Services - 0.1%
Econocom Group SA/NV	4,274,795	7,099,215
TOTAL BELGIUM		49,928,051
BRAZIL - 0.9%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
Afya Ltd Class A	1,631,500	23,509,915
Health Care - 0.5%
Pharmaceuticals - 0.5%
Hypera SA	5,983,900	27,225,911
TOTAL BRAZIL		50,735,826
CANADA - 3.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Quebecor Inc Class B	612,800	25,795,932
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 0.8%
North West Co Inc/The (a)	1,092,600	40,925,747
Food Products - 0.6%
Lassonde Industries Inc Class A	218,999	36,036,851
TOTAL CONSUMER STAPLES		76,962,598
Energy - 0.3%
Energy Equipment & Services - 0.3%
Total Energy Services Inc	1,021,000	17,678,743
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Richelieu Hardware Ltd	296,500	8,670,062
Materials - 0.6%
Containers & Packaging - 0.6%
CCL Industries Inc Class B	564,200	35,629,312
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	250,000	26,134,649
Genesis Land Development Corp (b)	5,135,199	12,702,373
TOTAL REAL ESTATE		38,837,022
TOTAL CANADA		203,573,669
CHINA - 5.1%
Consumer Discretionary - 1.0%
Automobile Components - 0.3%
Weifu High-Technology Group Co Ltd B Shares	8,972,271	15,824,572
Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group Inc	5,800,000	31,647,714
Textiles, Apparel & Luxury Goods - 0.1%
Best Pacific International Holdings Ltd (e)	22,158,900	8,289,057
TOTAL CONSUMER DISCRETIONARY		55,761,343
Financials - 0.5%
Financial Services - 0.5%
Far East Horizon Ltd	29,572,000	28,345,788
Health Care - 0.7%
Pharmaceuticals - 0.7%
Consun Pharmaceutical Group Ltd	19,459,000	40,322,015
Industrials - 2.3%
Machinery - 1.6%
Precision Tsugami China Corp Ltd (e)	5,803,453	35,769,288
Sany Heavy Equipment International Holdings Co Ltd	15,818,000	21,865,019
Yangzijiang Shipbuildling (Holdings) Ltd	8,365,900	28,531,606
		86,165,913
Transportation Infrastructure - 0.7%
Qingdao Port International Co Ltd H Shares (d)(e)	42,216,000	41,479,746
TOTAL INDUSTRIALS		127,645,659
Materials - 0.6%
Containers & Packaging - 0.6%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	5,863,066	32,575,528
TOTAL CHINA		284,650,333
FRANCE - 2.5%
Energy - 1.1%
Energy Equipment & Services - 1.1%
Vallourec SACA	1,923,400	57,902,269
Industrials - 0.6%
Trading Companies & Distributors - 0.6%
Thermador Groupe	404,966	32,889,954
Real Estate - 0.8%
Industrial REITs - 0.5%
ARGAN SA	352,600	25,367,717
Residential REITs - 0.3%
Altarea SCA	164,757	21,618,437
TOTAL REAL ESTATE		46,986,154
TOTAL FRANCE		137,778,377
GERMANY - 1.3%
Industrials - 1.3%
Aerospace & Defense - 0.6%
Rheinmetall AG	21,225	33,773,956
Machinery - 0.7%
JOST Werke SE (d)(e)	490,120	29,796,880
Stabilus SE	391,500	7,912,314
		37,709,194
TOTAL GERMANY		71,483,150
GREECE - 0.8%
Financials - 0.3%
Banks - 0.3%
Alpha Bank SA	4,000,000	16,052,939
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Athens International Airport SA	2,612,300	29,770,141
TOTAL GREECE		45,823,080
HONG KONG - 1.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.6%
HKT Trust & HKT Ltd unit	16,905,000	27,422,461
Media - 0.3%
Pico Far East Holdings Ltd	61,300,071	19,038,939
TOTAL COMMUNICATION SERVICES		46,461,400
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Magnificent Hotel Investment Ltd (c)	242,682,000	2,112,433
Consumer Staples - 0.5%
Food Products - 0.5%
WH Group Ltd (d)(e)	23,683,500	28,966,030
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (c)(f)	436,800	1
TOTAL HONG KONG		77,539,864
HUNGARY - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Richter Gedeon Nyrt	997,000	41,995,155
INDIA - 2.9%
Consumer Staples - 0.2%
Food Products - 0.2%
KRBL Ltd	3,679,149	14,277,109
Financials - 0.9%
Consumer Finance - 0.9%
Shriram Finance Ltd	5,057,760	50,304,454
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Redington Ltd	16,000,000	36,769,699
Materials - 0.6%
Metals & Mining - 0.6%
National Aluminium Co Ltd	7,304,600	30,907,903
Real Estate - 0.5%
Office REITs - 0.5%
Embassy Office Parks REIT	6,206,600	27,828,811
TOTAL INDIA		160,087,976
INDONESIA - 0.9%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Selamat Sempurna Tbk PT	206,988,500	21,696,126
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Sumber Alfaria Trijaya Tbk PT	209,139,000	16,005,126
Financials - 0.2%
Banks - 0.2%
Bank Syariah Indonesia Persero Tbk PT	102,112,700	10,487,075
TOTAL INDONESIA		48,188,327
IRELAND - 0.4%
Real Estate - 0.4%
Residential REITs - 0.4%
Irish Residential Properties Reit PLC	17,030,600	21,427,097
ISRAEL - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Bezeq The Israeli Telecommunication Corp Ltd	15,469,984	42,147,211
ITALY - 2.8%
Consumer Discretionary - 0.8%
Automobile Components - 0.4%
Pirelli & C SpA (d)(e)	3,375,800	23,177,745
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	811,200	23,877,787
TOTAL CONSUMER DISCRETIONARY		47,055,532
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
MARR SpA	985,827	9,938,766
Financials - 1.2%
Capital Markets - 0.6%
Banca Generali SpA	480,300	31,426,503
Financial Services - 0.6%
Banca Mediolanum SpA (a)	1,545,700	33,796,885
TOTAL FINANCIALS		65,223,388
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	597,311	34,799,331
TOTAL ITALY		157,017,017
JAPAN - 26.4%
Consumer Discretionary - 3.7%
Automobile Components - 1.3%
Niterra Co Ltd	750,000	40,541,645
Toyo Tire Corp	1,220,000	29,912,110
		70,453,755
Distributors - 1.1%
Central Automotive Products Ltd	2,122,300	24,471,760
PALTAC Corp	1,173,500	34,662,611
		59,134,371
Leisure Products - 0.4%
Roland Corp	1,025,000	26,731,114
Specialty Retail - 0.9%
ABC-Mart Inc	1,568,500	26,643,759
ARCLANDS CORP	2,294,889	26,019,141
		52,662,900
TOTAL CONSUMER DISCRETIONARY		208,982,140
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Tsuruha Holdings Inc (a)	1,051,950	13,869,935
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Itochu Enex Co Ltd	1,414,900	17,216,874
San-Ai Obbli Co Ltd	2,127,900	31,311,520
TOTAL ENERGY		48,528,394
Financials - 2.9%
Banks - 2.9%
Hachijuni Nagano Bank Ltd	3,868,900	52,417,200
Hokuhoku Financial Group Inc	1,530,200	58,335,748
Kyoto Financial Group Inc (a)	1,931,200	53,380,582
TOTAL FINANCIALS		164,133,530
Health Care - 1.2%
Health Care Providers & Services - 1.2%
As One Corp	1,997,600	27,700,855
Ship Healthcare Holdings Inc	2,589,100	38,529,805
TOTAL HEALTH CARE		66,230,660
Industrials - 9.0%
Building Products - 1.3%
Nichias Corp	1,800,000	35,714,145
Nitto Boseki Co Ltd	200,000	36,746,201
		72,460,346
Commercial Services & Supplies - 0.3%
Prestige International Inc	3,568,700	15,156,284
Electrical Equipment - 0.8%
Furukawa Electric Co Ltd	160,000	43,453,899
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	124,600	30,257,376
Machinery - 2.8%
Ebara Corp	1,654,400	56,593,568
Kawasaki Heavy Industries Ltd	2,887,000	59,352,138
Namura Shipbuilding Co Ltd (a)	1,259,900	33,000,780
		148,946,486
Professional Services - 0.4%
Funai Soken Holdings Inc	334,200	2,384,366
MEITEC Group Holdings Inc	1,129,500	22,621,354
		25,005,720
Trading Companies & Distributors - 2.0%
Inaba Denki Sangyo Co Ltd	2,845,400	48,001,425
Mitani Corp	1,362,042	22,583,370
Sojitz Corp	1,100,200	41,207,694
		111,792,489
Transportation Infrastructure - 0.9%
Kamigumi Co Ltd	1,486,300	49,122,756
TOTAL INDUSTRIALS		496,195,356
Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 1.7%
Maruwa Co Ltd/Aichi	125,800	59,428,796
Yokogawa Electric Corp	1,000,000	34,817,744
		94,246,540
IT Services - 0.5%
NSD Co Ltd	1,606,800	27,583,065
Semiconductors & Semiconductor Equipment - 1.1%
Renesas Electronics Corp	2,924,500	59,141,133
Software - 1.1%
Justsystems Corp	634,700	15,091,398
Systena Corp	10,021,200	27,413,638
WingArc1st Inc	1,196,282	20,401,680
		62,906,716
TOTAL INFORMATION TECHNOLOGY		243,877,454
Materials - 2.4%
Chemicals - 2.4%
Chugoku Marine Paints Ltd	1,460,000	29,904,105
NOF Corp	2,516,400	51,392,416
Tokyo Ohka Kogyo Co Ltd	900,000	52,910,826
TOTAL MATERIALS		134,207,347
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Starts Corp Inc	925,200	28,247,174
Tokyo Tatemono Co Ltd	1,310,000	30,144,121
TOTAL REAL ESTATE		58,391,295
Utilities - 0.7%
Electric Utilities - 0.7%
Kansai Electric Power Co Inc/The	2,439,000	39,073,177
TOTAL JAPAN		1,473,489,288
KOREA (SOUTH) - 4.2%
Financials - 0.4%
Insurance - 0.4%
Seoul Guarantee Insurance Co	717,263	23,338,865
Industrials - 1.1%
Electrical Equipment - 1.1%
Vitzrocell Co Ltd	1,586,882	61,895,639
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
LG Innotek Co Ltd	156,280	61,490,771
Materials - 1.6%
Chemicals - 1.6%
Hansol Chemical Co Ltd	195,000	38,400,947
Soulbrain Co Ltd	161,800	51,234,639
TOTAL MATERIALS		89,635,586
TOTAL KOREA (SOUTH)		236,360,861
MEXICO - 2.7%
Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 0.6%
Grupo Comercial Chedraui SA de CV (a)	5,910,400	34,609,429
Food Products - 0.7%
Gruma SAB de CV Series B	2,154,800	37,395,837
TOTAL CONSUMER STAPLES		72,005,266
Financials - 1.2%
Capital Markets - 0.4%
Bolsa Mexicana de Valores SAB de CV	11,169,329	25,160,322
Insurance - 0.8%
Qualitas Controladora SAB de CV (a)	4,175,935	41,645,799
TOTAL FINANCIALS		66,806,121
Health Care - 0.2%
Pharmaceuticals - 0.2%
Genomma Lab Internacional SAB de CV (a)	15,068,542	14,215,850
TOTAL MEXICO		153,027,237
NETHERLANDS - 0.9%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Acomo NV	957,899	29,117,768
Financials - 0.4%
Capital Markets - 0.4%
Van Lanschot Kempen NV depository receipt	296,041	22,653,644
TOTAL NETHERLANDS		51,771,412
NORWAY - 1.6%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Europris ASA (d)(e)	4,658,300	47,564,970
Financials - 0.6%
Banks - 0.6%
SpareBank 1 SMN	1,547,100	34,533,259
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Selvaag Bolig ASA (c)	2,186,000	8,234,632
TOTAL NORWAY		90,332,861
PERU - 0.5%
Financials - 0.5%
Banks - 0.5%
Intercorp Financial Services Inc (United States) (e)	683,100	30,452,598
PHILIPPINES - 0.7%
Consumer Staples - 0.2%
Food Products - 0.2%
Century Pacific Food Inc	20,289,700	9,448,638
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Robinsons Land Corp	95,921,000	27,177,134
TOTAL PHILIPPINES		36,625,772
POLAND - 0.6%
Financials - 0.6%
Banks - 0.6%
mBank SA (c)	105,000	33,065,962
ROMANIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Banca Transilvania SA	5,096,601	41,771,266
SAUDI ARABIA - 0.5%
Financials - 0.5%
Insurance - 0.5%
Bupa Arabia for Cooperative Insurance Co	607,600	29,565,925
SINGAPORE - 1.8%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Hour Glass Ltd/The	15,675,780	29,023,486
Industrials - 0.8%
Construction & Engineering - 0.4%
Boustead Singapore Ltd	12,550,066	23,631,862
Professional Services - 0.4%
HRnetgroup Ltd (e)	36,239,100	21,262,056
TOTAL INDUSTRIALS		44,893,918
Real Estate - 0.5%
Industrial REITs - 0.5%
Mapletree Industrial Trust (a)	17,411,231	27,019,991
TOTAL SINGAPORE		100,937,395
SOUTH AFRICA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Pepkor Holdings Ltd (d)(e)	23,127,700	30,503,711
SPAIN - 2.6%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
CIE Automotive SA	952,800	32,429,358
Consumer Staples - 0.4%
Food Products - 0.4%
Viscofan SA	366,371	25,799,479
Industrials - 1.6%
Air Freight & Logistics - 1.1%
Logista Integral SA	1,590,000	62,103,925
Commercial Services & Supplies - 0.5%
Prosegur Comp Securidad SA	8,592,981	27,179,485
TOTAL INDUSTRIALS		89,283,410
TOTAL SPAIN		147,512,247
SWEDEN - 2.7%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Haypp Group AB (c)	1,232,700	16,261,987
Industrials - 1.1%
Machinery - 0.6%
Beijer Alma AB B Shares	1,098,000	34,428,637
Trading Companies & Distributors - 0.5%
Alligo AB B Shares	1,697,197	25,514,711
TOTAL INDUSTRIALS		59,943,348
Materials - 1.4%
Metals & Mining - 1.4%
Alleima AB	4,000,000	35,504,048
Granges AB	2,151,776	40,482,358
TOTAL MATERIALS		75,986,406
TOTAL SWEDEN		152,191,741
SWITZERLAND - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Anhui Heli Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 11/17/2027 (c)	8,014,256	21,331,259
TAIWAN - 4.5%
Communication Services - 0.6%
Entertainment - 0.6%
International Games System Co Ltd	1,398,000	33,334,947
Industrials - 0.6%
Professional Services - 0.3%
Sporton International Inc	2,419,977	17,076,813
Trading Companies & Distributors - 0.3%
Lumax International Corp Ltd	4,537,292	16,657,004
TOTAL INDUSTRIALS		33,733,817
Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 3.2%
Test Research Co Ltd	5,732,000	63,090,871
Tripod Technology Corp	4,225,000	61,064,251
Yageo Corp	4,957,596	50,706,966
TOTAL INFORMATION TECHNOLOGY		174,862,088
Materials - 0.1%
Chemicals - 0.1%
Yung Chi Paint & Varnish Manufacturing Co Ltd	3,376,773	8,095,946
TOTAL TAIWAN		250,026,798
TURKEY - 0.4%
Health Care - 0.4%
Health Care Providers & Services - 0.4%
MLP Saglik Hizmetleri AS (c)(d)(e)	2,536,000	24,961,652
UNITED ARAB EMIRATES - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
RAK Properties PJSC (c)	31,862,924	9,281,894
UNITED KINGDOM - 10.5%
Communication Services - 0.4%
Media - 0.4%
Informa PLC	2,303,933	24,848,619
Consumer Staples - 1.6%
Food Products - 1.6%
Cranswick PLC	532,100	39,026,568
Premier Foods PLC	18,855,500	50,725,118
TOTAL CONSUMER STAPLES		89,751,686
Energy - 1.1%
Energy Equipment & Services - 1.1%
Subsea 7 SA	1,726,600	62,096,249
Financials - 3.2%
Banks - 1.1%
Close Brothers Group PLC (c)	3,500,000	20,984,126
Metro Bank Holdings PLC (c)	10,000,000	20,302,390
Shawbrook Group PLC (d)(e)	4,086,000	18,236,880
		59,523,396
Capital Markets - 0.5%
Rathbones Group PLC	1,114,100	29,895,748
Insurance - 1.6%
Hiscox Ltd	2,270,248	47,821,435
Lancashire Holdings Ltd	2,827,100	22,081,644
Sabre Insurance Group PLC (d)(e)	9,790,000	20,169,118
		90,072,197
TOTAL FINANCIALS		179,491,341
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Convatec Group PLC (d)(e)	12,077,700	34,636,734
Industrials - 2.9%
Commercial Services & Supplies - 0.6%
Mears Group PLC (b)	5,726,314	30,778,723
Machinery - 0.7%
Bodycote PLC	2,246,371	20,816,463
Luxfer Holdings PLC	1,082,259	16,287,998
		37,104,461
Passenger Airlines - 0.4%
JET2 PLC	1,585,000	23,767,812
Trading Companies & Distributors - 1.2%
Ashtead Technology Holdings plc (a)(b)	7,342,000	47,555,382
RS GROUP PLC	2,670,653	21,877,228
		69,432,610
TOTAL INDUSTRIALS		161,083,606
Real Estate - 0.7%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	4,279,487	12,869,519
Residential REITs - 0.5%
Grainger PLC	10,871,166	23,713,082
TOTAL REAL ESTATE		36,582,601
TOTAL UNITED KINGDOM		588,490,836
UNITED STATES - 2.6%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
Covista Inc (c)	182,400	21,016,128
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp (c)	906,400	35,585,264
Industrials - 0.6%
Machinery - 0.6%
Impro Precision Industries Ltd (d)(e)	26,391,300	35,152,572
Materials - 1.0%
Construction Materials - 1.0%
GCC SAB de CV	1,468,100	17,346,414
RHI Magnesita NV	1,056,191	38,014,255
TOTAL MATERIALS		55,360,669
TOTAL UNITED STATES		147,114,633
TOTAL COMMON STOCKS (Cost $4,011,591,319)		5,449,291,835

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	40,836,574	40,844,741
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	74,022,453	74,029,856
TOTAL MONEY MARKET FUNDS (Cost $114,874,597)			114,874,597

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $4,126,465,916)	5,564,166,432
NET OTHER ASSETS (LIABILITIES) - 0.5%	29,768,542
NET ASSETS - 100.0%	5,593,934,974

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Affiliated company.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $334,646,038 or 6.4% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $430,419,037 or 7.7% of net assets.

(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,458,070	434,493,794	462,109,977	1,352,733	2,854	-	40,844,741	40,836,574	0.1%
Fidelity Securities Lending Cash Central Fund	84,002,365	497,608,548	507,580,912	372,244	(145)	-	74,029,856	74,022,453	0.2%
Total	152,460,435	932,102,342	969,690,889	1,724,977	2,709	-	114,874,597

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Ashtead Technology Holdings plc	31,587,982	-	-	129,878	-	15,967,400	47,555,382	7,342,000
Genesis Land Development Corp	12,155,617	-	-	343,436	-	546,756	12,702,373	5,135,199
Mears Group PLC	26,705,438	-	-	-	-	4,073,285	30,778,723	5,726,314
Mincon Group Plc	7,017,828	-	8,119,588	165,262	(5,814,948)	6,916,708	-	-
Vitzrocell Co Ltd	30,852,290	-	39,152,872	459,329	27,299,915	42,896,306	-	-
Total	108,319,155	-	47,272,460	1,097,905	21,484,967	70,400,455	91,036,478

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	224,582,149	144,785,802	79,796,347	-
Consumer Discretionary	551,387,593	218,341,601	333,045,992	-
Consumer Staples	386,142,401	303,575,563	82,566,838	-
Energy	221,790,919	173,262,525	48,528,394	-
Financials	855,409,838	503,563,504	351,846,334	-
Health Care	327,216,144	186,026,735	141,189,409	-
Industrials	1,325,840,849	504,992,629	820,848,220	-
Information Technology	524,099,227	7,099,215	517,000,012	-
Materials	691,982,907	295,572,832	396,410,074	1
Real Estate	301,766,631	161,349,400	140,417,231	-
Utilities	39,073,177	-	39,073,177	-

Money Market Funds	114,874,597	114,874,597	-	-
Total Investments in Securities:	5,564,166,432	2,613,444,403	2,950,722,028	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $76,388,007) - See accompanying schedule:
Unaffiliated issuers (cost $3,962,434,557)	$5,358,255,357
Fidelity Central Funds (cost $114,874,597)	114,874,597
Other affiliated issuers (cost $49,156,762)	91,036,478

Total Investment in Securities (cost $4,126,465,916)		$5,564,166,432
Foreign currency held at value (cost $72,565,188)		72,901,730
Receivable for investments sold		29,114,248
Receivable for fund shares sold		1,385,710
Dividends receivable		33,402,668
Reclaims receivable		7,596,822
Distributions receivable from Fidelity Central Funds		144,033
Prepaid expenses		1,395
Other receivables		113,491
Total assets		5,708,826,529
Liabilities
Payable for investments purchased	$24,014,390
Payable for fund shares redeemed	8,966,826
Accrued management fee	2,993,661
Distribution and service plan fees payable	49,180
Deferred taxes	4,755,179
Other payables and accrued expenses	86,413
Collateral on securities loaned	74,025,906
Total liabilities		114,891,555
Net Assets		$5,593,934,974
Net Assets consist of:
Paid in capital		$4,052,030,289
Total accumulated earnings (loss)		1,541,904,685
Net Assets		$5,593,934,974

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($152,574,041 ÷ 3,953,988 shares)(a)		$38.59
Maximum offering price per share (100/94.25 of $38.59)		$40.94
Class M :
Net Asset Value and redemption price per share ($22,806,966 ÷ 594,777 shares)(a)		$38.35
Maximum offering price per share (100/96.50 of $38.35)		$39.74
Class C :
Net Asset Value and offering price per share ($10,419,072 ÷ 281,880 shares)(a)		$36.96
International Small Cap :
Net Asset Value, offering price and redemption price per share ($1,735,985,566 ÷ 43,917,276 shares)		$39.53
Class I :
Net Asset Value, offering price and redemption price per share ($1,512,212,666 ÷ 37,988,125 shares)		$39.81
Class Z :
Net Asset Value, offering price and redemption price per share ($2,159,936,663 ÷ 54,344,210 shares)		$39.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends (including $1,097,905 earned from affiliated issuers)		$76,677,244
Income from Fidelity Central Funds (including $372,244 from security lending)		1,724,977
Security lending		30,398
Income before foreign taxes withheld		$78,432,619
Less foreign taxes withheld		(6,235,178)
Total income		72,197,441
Expenses
Management fee
Basic fee	$22,475,920
Performance adjustment	(3,904,086)
Distribution and service plan fees	292,115
Custodian fees and expenses	285,126
Independent trustees' fees and expenses	8,521
Registration fees	115,273
Audit fees	47,779
Legal	2,850
Miscellaneous	7,636
Total expenses before reductions	19,331,134
Expense reductions	(13,448)
Total expenses after reductions		19,317,686
Net Investment income (loss)		52,879,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,214,495)	161,982,691
Fidelity Central Funds	2,709
Other affiliated issuers	21,484,967
Foreign currency transactions	(812,885)
Total net realized gain (loss)		182,657,482
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $677,620)	273,473,536
Affiliated issuers	70,400,455
Assets and liabilities in foreign currencies	2,362,753
Total change in net unrealized appreciation (depreciation)		346,236,744
Net gain (loss)		528,894,226
Net increase (decrease) in net assets resulting from operations		$581,773,981
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,879,755	$121,327,038
Net realized gain (loss)	182,657,482	88,982,199
Change in net unrealized appreciation (depreciation)	346,236,744	594,335,661
Net increase (decrease) in net assets resulting from operations	581,773,981	804,644,898
Distributions to shareholders	(189,969,060)	(120,637,857)

Share transactions - net increase (decrease)	(84,750,243)	(175,417,152)
Total increase (decrease) in net assets	307,054,678	508,589,889

Net Assets
Beginning of period	5,286,880,296	4,778,290,407
End of period	$5,593,934,974	$5,286,880,296

Financial Highlights
Fidelity Advisor® International Small Cap Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.90	$31.28	$26.84	$23.88	$34.31	$24.75
Income from Investment Operations
Net investment income (loss) A,B	.30	.71	.58	.44	.58	.31
Net realized and unrealized gain (loss)	3.62	4.63	4.37	2.63	(8.74)	9.42
Total from investment operations	3.92	5.34	4.95	3.07	(8.16)	9.73
Distributions from net investment income	(1.15)	(.72)	(.51)	(.11)	(.75)	(.17)
Distributions from net realized gain	(.08)	-	-	-	(1.52)	-
Total distributions	(1.23)	(.72)	(.51)	(.11)	(2.27)	(.17)
Net asset value, end of period	$38.59	$35.90	$31.28	$26.84	$23.88	$34.31
Total Return C,D,E	11.22%	17.46%	18.59%	12.87%	(25.19)%	39.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00% H	1.19%	1.32%	1.43%	1.29%	1.29%
Expenses net of fee waivers, if any	1.00 % H	1.19%	1.32%	1.43%	1.29%	1.29%
Expenses net of all reductions, if any	1.00% H	1.19%	1.32%	1.43%	1.29%	1.29%
Net investment income (loss)	1.63% H	2.15%	1.85%	1.56%	2.06%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$152,574	$142,350	$124,941	$108,866	$95,906	$136,131
Portfolio turnover rate I	39 % H	24%	17%	10%	17%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.66	$31.11	$26.69	$23.73	$34.12	$24.62
Income from Investment Operations
Net investment income (loss) A,B	.25	.63	.50	.36	.50	.22
Net realized and unrealized gain (loss)	3.61	4.59	4.35	2.64	(8.70)	9.38
Total from investment operations	3.86	5.22	4.85	3.00	(8.20)	9.60
Distributions from net investment income	(1.09)	(.67)	(.43)	(.04)	(.66)	(.10)
Distributions from net realized gain	(.08)	-	-	-	(1.52)	-
Total distributions	(1.17)	(.67)	(.43)	(.04)	(2.19) C	(.10)
Net asset value, end of period	$38.35	$35.66	$31.11	$26.69	$23.73	$34.12
Total Return D,E,F	11.11%	17.13%	18.27%	12.62%	(25.43)%	39.07%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.45%	1.58%	1.71%	1.57%	1.57%
Expenses net of fee waivers, if any	1.25 % I	1.45%	1.57%	1.70%	1.56%	1.57%
Expenses net of all reductions, if any	1.25% I	1.44%	1.57%	1.70%	1.56%	1.57%
Net investment income (loss)	1.38% I	1.90%	1.60%	1.29%	1.79%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$22,807	$20,929	$19,033	$15,515	$13,761	$19,926
Portfolio turnover rate J	39 % I	24%	17%	10%	17%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$34.28	$29.87	$25.64	$22.88	$32.93	$23.80
Income from Investment Operations
Net investment income (loss) A,B	.16	.44	.33	.21	.35	.06
Net realized and unrealized gain (loss)	3.46	4.43	4.19	2.55	(8.40)	9.07
Total from investment operations	3.62	4.87	4.52	2.76	(8.05)	9.13
Distributions from net investment income	(.86)	(.46)	(.29)	-	(.48)	-
Distributions from net realized gain	(.08)	-	-	-	(1.52)	-
Total distributions	(.94)	(.46)	(.29)	-	(2.00)	-
Net asset value, end of period	$36.96	$34.28	$29.87	$25.64	$22.88	$32.93
Total Return C,D,E	10.81%	16.55%	17.68%	12.06%	(25.77)%	38.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.76% H	1.95%	2.06%	2.20%	2.06%	2.05%
Expenses net of fee waivers, if any	1.76 % H	1.95%	2.06%	2.19%	2.05%	2.05%
Expenses net of all reductions, if any	1.76% H	1.95%	2.06%	2.19%	2.05%	2.05%
Net investment income (loss)	.88% H	1.39%	1.11%	.80%	1.30%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$10,419	$10,885	$12,577	$12,603	$13,556	$21,683
Portfolio turnover rate I	39 % H	24%	17%	10%	17%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Small Cap Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.78	$32.03	$27.46	$24.43	$35.05	$25.28
Income from Investment Operations
Net investment income (loss) A,B	.36	.83	.68	.52	.67	.41
Net realized and unrealized gain (loss)	3.71	4.73	4.48	2.70	(8.94)	9.61
Total from investment operations	4.07	5.56	5.16	3.22	(8.27)	10.02
Distributions from net investment income	(1.24)	(.81)	(.59)	(.19)	(.83)	(.25)
Distributions from net realized gain	(.08)	-	-	-	(1.52)	-
Total distributions	(1.32)	(.81)	(.59)	(.19)	(2.35)	(.25)
Net asset value, end of period	$39.53	$36.78	$32.03	$27.46	$24.43	$35.05
Total Return C,D	11.39%	17.79%	18.93%	13.19%	(25.01)%	39.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71% G	.90%	1.04%	1.17%	1.02%	1.01%
Expenses net of fee waivers, if any	.71 % G	.90%	1.04%	1.16%	1.02%	1.01%
Expenses net of all reductions, if any	.71% G	.90%	1.04%	1.16%	1.02%	1.01%
Net investment income (loss)	1.93% G	2.44%	2.13%	1.83%	2.33%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,735,986	$1,657,765	$1,590,236	$1,342,755	$1,145,773	$1,534,214
Portfolio turnover rate H	39 % G	24%	17%	10%	17%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.03	$32.25	$27.66	$24.60	$35.27	$25.44
Income from Investment Operations
Net investment income (loss) A,B	.36	.82	.67	.53	.68	.41
Net realized and unrealized gain (loss)	3.73	4.76	4.51	2.71	(8.99)	9.67
Total from investment operations	4.09	5.58	5.18	3.24	(8.31)	10.08
Distributions from net investment income	(1.23)	(.80)	(.59)	(.18)	(.84)	(.25)
Distributions from net realized gain	(.08)	-	-	-	(1.52)	-
Total distributions	(1.31)	(.80)	(.59)	(.18)	(2.36)	(.25)
Net asset value, end of period	$39.81	$37.03	$32.25	$27.66	$24.60	$35.27
Total Return C,D	11.37%	17.73%	18.90%	13.20%	(24.98)%	39.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75% G	.95%	1.08%	1.16%	1.02%	1.02%
Expenses net of fee waivers, if any	.75 % G	.95%	1.08%	1.15%	1.01%	1.02%
Expenses net of all reductions, if any	.75% G	.94%	1.08%	1.15%	1.01%	1.02%
Net investment income (loss)	1.88% G	2.40%	2.09%	1.84%	2.34%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,512,213	$1,416,087	$1,304,244	$924,094	$696,515	$1,080,258
Portfolio turnover rate H	39 % G	24%	17%	10%	17%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Small Cap Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.00	$32.23	$27.65	$24.59	$35.26	$25.43
Income from Investment Operations
Net investment income (loss) A,B	.38	.86	.71	.56	.70	.45
Net realized and unrealized gain (loss)	3.73	4.75	4.50	2.72	(8.97)	9.67
Total from investment operations	4.11	5.61	5.21	3.28	(8.27)	10.12
Distributions from net investment income	(1.28)	(.84)	(.63)	(.22)	(.88)	(.29)
Distributions from net realized gain	(.08)	-	-	-	(1.52)	-
Total distributions	(1.36)	(.84)	(.63)	(.22)	(2.40)	(.29)
Net asset value, end of period	$39.75	$37.00	$32.23	$27.65	$24.59	$35.26
Total Return C,D	11.45%	17.86%	19.01%	13.38%	(24.89)%	39.99%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64% G	.83%	.96%	1.03%	.89%	.89%
Expenses net of fee waivers, if any	.64 % G	.83%	.96%	1.03%	.89%	.89%
Expenses net of all reductions, if any	.64% G	.83%	.96%	1.03%	.89%	.89%
Net investment income (loss)	2.00% G	2.51%	2.21%	1.96%	2.47%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$2,159,937	$2,038,863	$1,727,260	$1,251,559	$965,701	$739,757
Portfolio turnover rate H	39 % G	24%	17%	10%	17%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,659,865,948
Gross unrealized depreciation	(317,009,036)
Net unrealized appreciation (depreciation)	$1,342,856,912
Tax cost	$4,221,309,520

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Fund	1,022,723,485	1,138,685,944
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	1.02
Class M	1.02
Class C	1.02
International Small Cap	1.00
Class I	1.00
Class Z	.87

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
International Small Cap	.83
Class I	.88
Class Z	.77

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Small Cap Fund	MSCI ACWI (All Country World Index) ex USA Small Cap Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Small Cap. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.14)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	184,010	4,818
Class M	.25%	.25%	54,748	586
Class C	.75%	.25%	53,357	5,844
			292,115	11,248

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6,051
Class M	723
6,774

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Small Cap Fund	4,679,286	41,032,993	4,205,669
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity International Small Cap Fund	3,441
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Small Cap Fund	43,714	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity International Small Cap Fund	5,868,354
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $13,448.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity International Small Cap Fund
Distributions to shareholders
Class A	$4,847,066	$2,901,411
Class M	687,237	410,420
Class C	295,051	186,204
International Small Cap	59,372,401	39,749,892
Class I	49,832,495	31,846,159
Class Z	74,934,810	45,543,771
Total	$189,969,060	$120,637,857
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity International Small Cap Fund
Class A
Shares sold	295,584	930,116	$10,897,268	$30,202,967
Reinvestment of distributions	135,761	94,214	4,810,007	2,884,846
Shares redeemed	(443,067)	(1,052,868)	(16,328,200)	(34,813,541)
Net increase (decrease)	(11,722)	(28,538)	$(620,925)	$(1,725,728)
Class M
Shares sold	39,419	126,929	$1,448,444	$4,272,202
Reinvestment of distributions	19,440	13,431	685,277	409,526
Shares redeemed	(50,948)	(165,358)	(1,862,181)	(5,146,501)
Net increase (decrease)	7,911	(24,998)	$271,540	$(464,773)
Class C
Shares sold	19,218	35,411	$684,793	$1,127,956
Reinvestment of distributions	8,657	6,318	294,677	185,987
Shares redeemed	(63,505)	(145,336)	(2,233,876)	(4,585,721)
Net increase (decrease)	(35,630)	(103,607)	$(1,254,406)	$(3,271,778)
International Small Cap
Shares sold	5,936,720	12,665,091	$223,307,760	$425,579,688
Reinvestment of distributions	1,285,192	1,091,550	46,601,068	34,154,601
Shares redeemed	(8,380,182)	(18,333,629)	(313,111,245)	(616,630,506)
Net increase (decrease)	(1,158,270)	(4,576,988)	$(43,202,417)	$(156,896,217)
Class I
Shares sold	4,043,458	10,958,781	$153,692,638	$366,166,037
Reinvestment of distributions	1,300,617	980,060	47,498,546	30,891,485
Shares redeemed	(5,599,124)	(14,143,408)	(211,767,569)	(470,345,518)
Net increase (decrease)	(255,049)	(2,204,567)	$(10,576,385)	$(73,287,996)
Class Z
Shares sold	4,348,397	16,187,289	$164,433,918	$561,614,814
Reinvestment of distributions	1,350,025	967,209	49,208,420	30,428,407
Shares redeemed	(6,454,209)	(15,650,083)	(243,009,988)	(531,813,881)
Net increase (decrease)	(755,787)	1,504,415	$(29,367,650)	$60,229,340
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.800662.122
ISC-SANN-0626
Fidelity® International Growth Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Growth Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
AUSTRIA - 1.2%
Financials - 1.2%
Banks - 1.2%
Erste Group Bank AG	899,900	99,435,446
BELGIUM - 1.6%
Financials - 1.6%
Banks - 1.6%
KBC Group NV	1,006,500	133,779,816
CANADA - 2.2%
Industrials - 0.5%
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd	453,800	39,468,423
Materials - 1.7%
Metals & Mining - 1.7%
Franco-Nevada Corp	598,280	138,027,008
TOTAL CANADA		177,495,431
CHINA - 0.6%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	829,200	50,359,195
FINLAND - 1.1%
Industrials - 1.1%
Machinery - 1.1%
Kone Oyj B Shares	1,415,204	90,023,717
FRANCE - 12.1%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	236,445	125,265,159
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
EssilorLuxottica SA	376,221	79,634,545
Industrials - 8.7%
Aerospace & Defense - 6.3%
Airbus SE	1,179,100	243,082,643
Safran SA	842,500	270,537,550
		513,620,193
Electrical Equipment - 2.4%
Legrand SA	1,101,500	197,348,737
TOTAL INDUSTRIALS		710,968,930
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	333,758	71,804,833
TOTAL FRANCE		987,673,467
GERMANY - 2.3%
Industrials - 1.4%
Aerospace & Defense - 1.4%
Rheinmetall AG	70,300	111,863,798
Materials - 0.9%
Construction Materials - 0.9%
Heidelberg Materials AG	360,800	79,608,091
TOTAL GERMANY		191,471,889
ITALY - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Interpump Group SpA	740,226	31,084,456
JAPAN - 13.3%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
USS Co Ltd	4,032,600	43,553,769
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	639,700	119,460,010
Industrials - 3.9%
Construction & Engineering - 0.3%
SHO-BOND Holdings Co Ltd	3,008,000	25,443,795
Machinery - 3.6%
Komatsu Ltd	1,302,100	55,753,317
Mitsubishi Heavy Industries Ltd	7,864,700	234,729,036
		290,482,353
TOTAL INDUSTRIALS		315,926,148
Information Technology - 7.5%
Electronic Equipment, Instruments & Components - 2.5%
Azbil Corp	8,211,712	73,082,241
Keyence Corp	278,448	127,714,610
		200,796,851
Semiconductors & Semiconductor Equipment - 5.0%
Advantest Corp	923,200	172,378,584
Disco Corp	358,200	170,425,290
Lasertec Corp	236,000	65,225,308
		408,029,182
TOTAL INFORMATION TECHNOLOGY		608,826,033
TOTAL JAPAN		1,087,765,960
NETHERLANDS - 9.4%
Consumer Staples - 0.3%
Food Products - 0.3%
Magnum Ice Cream Co NV/The	1,475,000	21,535,304
Industrials - 0.1%
Machinery - 0.1%
Aalberts NV (a)	297,400	11,267,125
Aalberts NV rights (a)(b)(c)	297,400	401,399
TOTAL INDUSTRIALS		11,668,524
Information Technology - 9.0%
Semiconductors & Semiconductor Equipment - 9.0%
ASML Holding NV	454,842	657,495,163
BE Semiconductor Industries NV	258,364	74,958,186
TOTAL INFORMATION TECHNOLOGY		732,453,349
TOTAL NETHERLANDS		765,657,177
SWEDEN - 8.9%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Autoliv Inc (a)	317,969	36,862,146
Industrials - 7.7%
Building Products - 2.1%
Assa Abloy AB B Shares	4,538,310	172,728,833
Machinery - 4.8%
Atlas Copco AB A Shares	10,761,400	203,041,985
Epiroc AB A Shares	6,498,117	187,596,802
		390,638,787
Trading Companies & Distributors - 0.8%
AddTech AB B Shares	1,886,882	68,136,412
TOTAL INDUSTRIALS		631,504,032
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Lagercrantz Group AB B Shares	2,045,500	53,437,448
TOTAL SWEDEN		721,803,626
SWITZERLAND - 6.2%
Financials - 2.4%
Capital Markets - 2.4%
UBS Group AG	4,519,762	199,567,145
Industrials - 3.8%
Electrical Equipment - 2.6%
ABB Ltd	2,077,720	210,140,069
Machinery - 1.2%
Schindler Holding AG	20,350	6,823,703
Schindler Holding AG participation certificate	248,423	86,924,999
		93,748,702
TOTAL INDUSTRIALS		303,888,771
TOTAL SWITZERLAND		503,455,916
TAIWAN - 5.0%
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
Taiwan Semiconductor Manufacturing Co Ltd	5,906,000	411,310,191
UNITED KINGDOM - 11.6%
Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 1.9%
Compass Group PLC	5,610,300	158,490,975
Leisure Products - 0.7%
Games Workshop Group PLC	212,074	56,244,183
TOTAL CONSUMER DISCRETIONARY		214,735,158
Health Care - 2.4%
Pharmaceuticals - 2.4%
Astrazeneca PLC	1,014,026	192,459,507
Industrials - 6.6%
Aerospace & Defense - 6.2%
BAE Systems PLC	9,225,936	256,606,130
Rolls-Royce Holdings PLC	15,224,019	244,978,217
		501,584,347
Trading Companies & Distributors - 0.4%
Howden Joinery Group PLC	3,371,500	35,646,962
TOTAL INDUSTRIALS		537,231,309
TOTAL UNITED KINGDOM		944,425,974
UNITED STATES - 20.6%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.8%
InterContinental Hotels Group PLC ADR	1,019,770	146,724,508
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
PriceSmart Inc	248,798	39,041,382
Financials - 0.5%
Financial Services - 0.5%
Mastercard Inc Class A	39,700	19,965,924
Visa Inc Class A	62,360	20,568,822
TOTAL FINANCIALS		40,534,746
Health Care - 2.3%
Pharmaceuticals - 2.3%
Novartis AG	1,273,708	188,240,884
Industrials - 6.8%
Electrical Equipment - 6.8%
GE Vernova Inc	240,300	260,355,438
Schneider Electric SE	921,800	293,324,892
TOTAL INDUSTRIALS		553,680,330
Materials - 8.7%
Chemicals - 3.6%
Linde PLC	418,579	209,766,680
Sherwin-Williams Co/The (a)	254,511	81,853,283
		291,619,963
Construction Materials - 5.1%
CRH PLC	2,400,566	284,275,027
Holcim AG	1,328,690	123,470,416
		407,745,443
TOTAL MATERIALS		699,365,406
TOTAL UNITED STATES		1,667,587,256
TOTAL COMMON STOCKS (Cost $5,029,804,247)		7,863,329,517

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Bytedance Ltd Series E1 (c)(d)(e) (Cost $6,992,915)	63,819	19,241,428

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	221,251,974	221,296,224
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	7,118,967	7,119,679
TOTAL MONEY MARKET FUNDS (Cost $228,415,903)			228,415,903

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $5,265,213,065)	8,110,986,848
NET OTHER ASSETS (LIABILITIES) - 0.5%	38,706,848
NET ASSETS - 100.0%	8,149,693,696

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,241,428 or 0.2% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	110,621,638	1,127,375,290	1,016,703,492	4,509,199	2,788	-	221,296,224	221,251,974	0.4%
Fidelity Securities Lending Cash Central Fund	50,288,128	201,029,293	244,198,698	126,395	956	-	7,119,679	7,118,967	0.0%
Total	160,909,766	1,328,404,583	1,260,902,190	4,635,594	3,744	-	228,415,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	50,359,195	-	50,359,195	-
Consumer Discretionary	567,140,740	523,586,971	43,553,769	-
Consumer Staples	60,576,686	60,576,686	-	-
Financials	473,317,153	373,881,707	99,435,446	-
Health Care	579,794,946	192,459,507	387,335,439	-
Industrials	3,337,308,438	1,117,767,250	2,219,541,188	-
Information Technology	1,806,027,021	128,395,634	1,677,631,387	-
Materials	988,805,338	713,921,998	274,883,340	-

Convertible Preferred Stocks
Communication Services	19,241,428	-	-	19,241,428

Money Market Funds	228,415,903	228,415,903	-	-
Total Investments in Securities:	8,110,986,848	3,339,005,656	4,752,739,764	19,241,428
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,471,997) - See accompanying schedule:
Unaffiliated issuers (cost $5,036,797,162)	$7,882,570,945
Fidelity Central Funds (cost $228,415,903)	228,415,903

Total Investment in Securities (cost $5,265,213,065)		$8,110,986,848
Foreign currency held at value (cost $2,549,745)		2,549,601
Receivable for investments sold		36,100,545
Receivable for forward foreign currency contracts		536,893
Receivable for fund shares sold		5,856,852
Dividends receivable		17,392,124
Reclaims receivable		21,132,679
Interest receivable		1,000
Distributions receivable from Fidelity Central Funds		653,537
Prepaid expenses		1,806
Other receivables		9,167
Total assets		8,195,221,052
Liabilities
Payable to custodian bank	$140
Payable for investments purchased
Regular delivery	27,019,377
Delayed delivery	401,400
Payable for forward foreign currency contracts	456,511
Payable for fund shares redeemed	4,820,995
Accrued management fee	5,539,007
Distribution and service plan fees payable	77,810
Other payables and accrued expenses	94,096
Collateral on securities loaned	7,118,020
Total liabilities		45,527,356
Net Assets		$8,149,693,696
Net Assets consist of:
Paid in capital		$5,008,514,652
Total accumulated earnings (loss)		3,141,179,044
Net Assets		$8,149,693,696

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($237,234,998 ÷ 9,955,305 shares)(a)		$23.83
Maximum offering price per share (100/94.25 of $23.83)		$25.28
Class M :
Net Asset Value and redemption price per share ($32,407,308 ÷ 1,374,274 shares)(a)		$23.58
Maximum offering price per share (100/96.50 of $23.58)		$24.44
Class C :
Net Asset Value and offering price per share ($18,930,539 ÷ 842,859 shares)(a)		$22.46
International Growth :
Net Asset Value, offering price and redemption price per share ($1,731,186,633 ÷ 71,868,639 shares)		$24.09
Class I :
Net Asset Value, offering price and redemption price per share ($2,158,429,547 ÷ 89,919,200 shares)		$24.00
Class Z :
Net Asset Value, offering price and redemption price per share ($3,971,504,671 ÷ 165,454,780 shares)		$24.00
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$61,387,635
Foreign Tax Reclaims		4,153,929
Interest		30,032
Income from Fidelity Central Funds (including $126,395 from security lending)		4,635,594
Security lending		647
Income before foreign taxes withheld		$70,207,837
Less foreign taxes withheld		(7,452,995)
Total income		62,754,842
Expenses
Management fee
Basic fee	$27,983,469
Performance adjustment	2,679,342
Distribution and service plan fees	467,414
Custodian fees and expenses	181,203
Independent trustees' fees and expenses	11,713
Registration fees	116,956
Audit fees	45,105
Legal	4,383
Miscellaneous	10,248
Total expenses before reductions	31,499,833
Expense reductions	(728)
Total expenses after reductions		31,499,105
Net Investment income (loss)		31,255,737
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,573,282)	289,782,745
Fidelity Central Funds	3,744
Foreign currency transactions	(425,703)
Total net realized gain (loss)		289,360,786
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,720,491)	88,592,714
Assets and liabilities in foreign currencies	864,975
Total change in net unrealized appreciation (depreciation)		89,457,689
Net gain (loss)		378,818,475
Net increase (decrease) in net assets resulting from operations		$410,074,212
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,255,737	$42,873,348
Net realized gain (loss)	289,360,786	220,955,620
Change in net unrealized appreciation (depreciation)	89,457,689	758,573,057
Net increase (decrease) in net assets resulting from operations	410,074,212	1,022,402,025
Distributions to shareholders	(261,142,594)	(52,532,043)

Share transactions - net increase (decrease)	318,083,191	666,193,603
Total increase (decrease) in net assets	467,014,809	1,636,063,585

Net Assets
Beginning of period	7,682,678,887	6,046,615,302
End of period	$8,149,693,696	$7,682,678,887

Financial Highlights
Fidelity Advisor® International Growth Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.42	$20.21	$16.19	$14.89	$21.04	$16.06
Income from Investment Operations
Net investment income (loss) A,B	.06	.08	.06	.04	- C	(.04)
Net realized and unrealized gain (loss)	1.07	3.23	4.00	1.49	(5.80)	5.02
Total from investment operations	1.13	3.31	4.06	1.53	(5.80)	4.98
Distributions from net investment income	(.10)	(.02)	(.04)	-	(.03)	-
Distributions from net realized gain	(.62)	(.07)	-	(.23)	(.32)	-
Total distributions	(.72)	(.10) D	(.04)	(.23)	(.35)	-
Net asset value, end of period	$23.83	$23.42	$20.21	$16.19	$14.89	$21.04
Total Return E,F,G	5.04%	16.42%	25.08%	10.26%	(28.00)%	31.01%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.11% J	1.13%	1.18%	1.21%	1.30%	1.28%
Expenses net of fee waivers, if any	1.11 % J	1.13%	1.18%	1.21%	1.30%	1.28%
Expenses net of all reductions, if any	1.11% J	1.13%	1.18%	1.21%	1.30%	1.28%
Net investment income (loss)	.50% J	.36%	.28%	.23%	.02%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$237,235	$229,530	$204,716	$171,656	$157,490	$232,527
Portfolio turnover rate K	62 % J	39%	31%	22%	22%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Growth Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.15	$20.00	$16.04	$14.79	$20.92	$16.01
Income from Investment Operations
Net investment income (loss) A,B	.03	.02	.01	(.01)	(.04)	(.09)
Net realized and unrealized gain (loss)	1.06	3.20	3.95	1.49	(5.77)	5.00
Total from investment operations	1.09	3.22	3.96	1.48	(5.81)	4.91
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	(.62)	(.07)	-	(.23)	(.32)	-
Total distributions	(.66)	(.07)	-	(.23)	(.32)	-
Net asset value, end of period	$23.58	$23.15	$20.00	$16.04	$14.79	$20.92
Total Return C,D,E	4.91%	16.16%	24.69%	9.99%	(28.18)%	30.67%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.36% H	1.38%	1.44%	1.48%	1.57%	1.55%
Expenses net of fee waivers, if any	1.36 % H	1.38%	1.43%	1.48%	1.57%	1.55%
Expenses net of all reductions, if any	1.36% H	1.38%	1.43%	1.47%	1.57%	1.55%
Net investment income (loss)	.25% H	.11%	.03%	(.03)%	(.25)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$32,407	$32,719	$31,196	$27,016	$26,250	$38,761
Portfolio turnover rate I	62 % H	39%	31%	22%	22%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Growth Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.10	$19.19	$15.46	$14.33	$20.39	$15.68
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.08)	(.09)	(.09)	(.13)	(.18)
Net realized and unrealized gain (loss)	1.01	3.06	3.82	1.45	(5.61)	4.89
Total from investment operations	.98	2.98	3.73	1.36	(5.74)	4.71
Distributions from net realized gain	(.62)	(.07)	-	(.23)	(.32)	-
Total distributions	(.62)	(.07)	-	(.23)	(.32)	-
Net asset value, end of period	$22.46	$22.10	$19.19	$15.46	$14.33	$20.39
Total Return C,D,E	4.63%	15.59%	24.13%	9.47%	(28.58)%	30.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.86% H	1.89%	1.94%	1.98%	2.07%	2.05%
Expenses net of fee waivers, if any	1.86 % H	1.89%	1.94%	1.97%	2.06%	2.05%
Expenses net of all reductions, if any	1.86% H	1.89%	1.94%	1.97%	2.06%	2.05%
Net investment income (loss)	(.25)% H	(.40)%	(.48)%	(.53)%	(.74)%	(.97)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,931	$20,853	$24,523	$27,270	$33,575	$58,867
Portfolio turnover rate I	62 % H	39%	31%	22%	22%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Growth Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.69	$20.44	$16.38	$15.05	$21.26	$16.20
Income from Investment Operations
Net investment income (loss) A,B	.09	.14	.11	.09	.05	.02
Net realized and unrealized gain (loss)	1.09	3.27	4.04	1.51	(5.85)	5.06
Total from investment operations	1.18	3.41	4.15	1.60	(5.80)	5.08
Distributions from net investment income	(.16)	(.08)	(.09)	(.04)	(.09)	(.02)
Distributions from net realized gain	(.62)	(.07)	-	(.23)	(.32)	-
Total distributions	(.78)	(.16) C	(.09)	(.27)	(.41)	(.02)
Net asset value, end of period	$24.09	$23.69	$20.44	$16.38	$15.05	$21.26
Total Return D,E	5.22%	16.77%	25.41%	10.59%	(27.79)%	31.38%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.82% H	.84%	.89%	.93%	1.01%	.99%
Expenses net of fee waivers, if any	.82 % H	.84%	.89%	.92%	1.01%	.99%
Expenses net of all reductions, if any	.82% H	.84%	.89%	.92%	1.01%	.99%
Net investment income (loss)	.80% H	.65%	.57%	.52%	.31%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,731,187	$1,726,679	$1,591,303	$1,277,884	$1,194,442	$1,773,433
Portfolio turnover rate I	62 % H	39%	31%	22%	22%	21%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Growth Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.62	$20.38	$16.34	$15.01	$21.20	$16.16
Income from Investment Operations
Net investment income (loss) A,B	.09	.13	.11	.09	.05	.01
Net realized and unrealized gain (loss)	1.07	3.27	4.02	1.50	(5.83)	5.05
Total from investment operations	1.16	3.40	4.13	1.59	(5.78)	5.06
Distributions from net investment income	(.16)	(.08)	(.09)	(.03)	(.09)	(.02)
Distributions from net realized gain	(.62)	(.07)	-	(.23)	(.32)	-
Total distributions	(.78)	(.16) C	(.09)	(.26)	(.41)	(.02)
Net asset value, end of period	$24.00	$23.62	$20.38	$16.34	$15.01	$21.20
Total Return D,E	5.13%	16.77%	25.34%	10.59%	(27.78)%	31.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86% H	.88%	.92%	.94%	1.02%	1.00%
Expenses net of fee waivers, if any	.86 % H	.88%	.92%	.93%	1.02%	1.00%
Expenses net of all reductions, if any	.86% H	.88%	.92%	.93%	1.02%	1.00%
Net investment income (loss)	.75% H	.61%	.54%	.51%	.30%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,158,430	$2,093,362	$1,821,120	$1,441,605	$1,373,850	$2,035,690
Portfolio turnover rate I	62 % H	39%	31%	22%	22%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Growth Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.65	$20.43	$16.38	$15.05	$21.25	$16.19
Income from Investment Operations
Net investment income (loss) A,B	.10	.16	.14	.11	.08	.04
Net realized and unrealized gain (loss)	1.08	3.26	4.03	1.51	(5.85)	5.06
Total from investment operations	1.18	3.42	4.17	1.62	(5.77)	5.10
Distributions from net investment income	(.20)	(.13)	(.12)	(.06)	(.11)	(.04)
Distributions from net realized gain	(.62)	(.07)	-	(.23)	(.32)	-
Total distributions	(.83) C	(.20)	(.12)	(.29)	(.43)	(.04)
Net asset value, end of period	$24.00	$23.65	$20.43	$16.38	$15.05	$21.25
Total Return D,E	5.21%	16.88%	25.53%	10.74%	(27.68)%	31.55%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.75% H	.77%	.79%	.80%	.89%	.87%
Expenses net of fee waivers, if any	.75 % H	.77%	.79%	.79%	.89%	.87%
Expenses net of all reductions, if any	.75% H	.77%	.79%	.79%	.89%	.87%
Net investment income (loss)	.87% H	.72%	.67%	.65%	.43%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,971,505	$3,579,535	$2,373,757	$1,394,806	$989,259	$1,277,877
Portfolio turnover rate I	62 % H	39%	31%	22%	22%	21%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,977,886,319
Gross unrealized depreciation	(139,395,888)
Net unrealized appreciation (depreciation)	$2,838,490,431
Tax cost	$5,272,496,417

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Growth Fund	2,346,233,639	2,418,223,117
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
International Growth	.84
Class I	.85
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.78
Class M	.78
Class C	.78
International Growth	.74
Class I	.78
Class Z	.67

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Growth Fund	MSCI EAFE Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .07%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	288,067	8,487
Class M	.25%	.25%	80,776	686
Class C	.75%	.25%	98,571	12,152
			467,414	21,325

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	17,546
Class M	1,458
Class CA	71
19,075

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Growth Fund	1,141

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Growth Fund	121,835,233	130,466,178	28,293,321
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity International Growth Fund	4,816
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Growth Fund	13,552	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity International Growth Fund	474,698
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $728.
9.Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity International Growth Fund
Distributions to shareholders
Class A	$7,027,393	$961,001
Class M	929,576	111,260
Class C	572,043	87,826
International Growth	56,516,345	11,811,561
Class I	69,281,903	14,013,519
Class Z	126,815,334	25,546,876
Total	$261,142,594	$52,532,043
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity International Growth Fund
Class A
Shares sold	566,996	1,265,548	$13,149,495	$27,040,697
Reinvestment of distributions	312,504	46,688	6,987,596	959,433
Shares redeemed	(724,146)	(1,642,214)	(16,690,368)	(35,069,393)
Net increase (decrease)	155,354	(329,978)	$3,446,723	$(7,069,263)
Class M
Shares sold	39,318	109,654	$905,426	$2,326,094
Reinvestment of distributions	41,795	5,288	925,765	107,663
Shares redeemed	(120,000)	(261,220)	(2,755,155)	(5,535,058)
Net increase (decrease)	(38,887)	(146,278)	$(923,964)	$(3,101,301)
Class C
Shares sold	55,545	134,868	$1,224,239	$2,743,088
Reinvestment of distributions	27,051	4,496	571,582	87,769
Shares redeemed	(183,405)	(473,507)	(4,017,127)	(9,509,544)
Net increase (decrease)	(100,809)	(334,143)	$(2,221,306)	$(6,678,687)
International Growth
Shares sold	4,968,208	12,824,035	$116,907,543	$276,273,838
Reinvestment of distributions	2,225,155	511,084	50,221,751	10,599,872
Shares redeemed	(8,197,757)	(18,307,185)	(192,344,736)	(395,397,756)
Net increase (decrease)	(1,004,394)	(4,972,066)	$(25,215,442)	$(108,524,046)
Class I
Shares sold	11,194,927	20,441,543	$261,735,152	$439,927,847
Reinvestment of distributions	3,030,251	667,402	68,180,651	13,801,873
Shares redeemed	(12,946,228)	(21,811,957)	(303,093,499)	(470,979,946)
Net increase (decrease)	1,278,950	(703,012)	$26,822,304	$(17,250,226)
Class Z
Shares sold	21,103,297	70,610,119	$480,851,926	$1,566,104,662
Reinvestment of distributions	4,374,293	901,011	98,377,854	18,632,896
Shares redeemed	(11,374,344)	(36,337,381)	(263,054,904)	(775,920,432)
Net increase (decrease)	14,103,246	35,173,749	$316,174,876	$808,817,126
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Growth Fund	20%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Growth Fund	23
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.912353.116
IGF-SANN-0626
Fidelity® International Discovery K6 Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Discovery K6 Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
AUSTRALIA - 1.9%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd	72,183	2,483,492
Industrials - 0.3%
Aerospace & Defense - 0.3%
DroneShield Ltd (b)(e)	671,186	1,749,647
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Elsight Ltd (b)	423,953	1,989,809
Materials - 0.9%
Metals & Mining - 0.9%
Brazilian Rare Earths Ltd (b)	267,935	967,780
IperionX Ltd (b)	1,341,776	4,092,818
TOTAL MATERIALS		5,060,598
TOTAL AUSTRALIA		11,283,546
BAILIWICK OF JERSEY - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
JTC PLC (e)(f)	200,204	3,574,250
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA (b)	20,209	5,483,669
BRAZIL - 0.4%
Financials - 0.4%
Banks - 0.4%
NU Holdings Ltd/Cayman Islands Class A (b)	156,489	2,265,961
CANADA - 2.0%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cameco Corp	19,615	2,411,244
Canadian Natural Resources Ltd	131,351	6,269,959
TOTAL ENERGY		8,681,203
Financials - 0.3%
Insurance - 0.3%
Definity Financial Corp	32,404	1,651,987
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (b)	13,267	1,610,383
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	4,032	0
TOTAL INFORMATION TECHNOLOGY		1,610,383
TOTAL CANADA		11,943,573
CHINA - 3.8%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	123,830	7,520,476
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Laopu Gold Co Ltd H Shares (d)	19,500	1,392,276
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	23,700	1,522,559
Ningbo Deye Technology Co Ltd A Shares (China)	41,028	908,988
TOTAL INDUSTRIALS		2,431,547
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.0%
Victory Giant Technology Huizhou Co Ltd H Shares	2,900	118,968
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	58,391	3,246,406
Montage Technology Co Ltd A Shares (China)	182,068	4,679,292
		7,925,698
TOTAL INFORMATION TECHNOLOGY		8,044,666
Materials - 0.5%
Metals & Mining - 0.5%
Zijin Mining Group Co Ltd H Shares	700,924	3,255,092
TOTAL CHINA		22,644,057
DENMARK - 1.3%
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	31,358	7,675,560
FINLAND - 0.5%
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj ADR	231,812	2,992,693
FRANCE - 3.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Orange SA	104,619	2,178,414
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Hermes International SCA	1,095	2,094,846
Financials - 0.6%
Insurance - 0.6%
AXA SA	72,121	3,476,614
Industrials - 1.8%
Aerospace & Defense - 1.8%
Dassault Aviation SA	7,322	2,550,541
Safran SA	25,066	8,049,014
TOTAL INDUSTRIALS		10,599,555
TOTAL FRANCE		18,349,429
GERMANY - 6.2%
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Boerse AG	13,159	4,037,153
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Fresenius SE & Co KGaA	62,255	3,014,985
Industrials - 3.9%
Aerospace & Defense - 0.6%
Rheinmetall AG	2,099	3,340,002
Electrical Equipment - 1.4%
Siemens Energy AG	40,889	8,665,921
Industrial Conglomerates - 1.9%
Siemens AG	38,416	11,415,744
TOTAL INDUSTRIALS		23,421,667
Information Technology - 0.6%
Software - 0.6%
SAP SE	20,561	3,452,052
Materials - 0.5%
Construction Materials - 0.5%
Heidelberg Materials AG	14,899	3,287,364
TOTAL GERMANY		37,213,221
GREECE - 0.3%
Financials - 0.3%
Banks - 0.3%
Alpha Bank SA	479,844	1,925,727
HONG KONG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Gold International Co Ltd	54,118	1,069,021
HUNGARY - 0.5%
Financials - 0.4%
Banks - 0.4%
OTP Bank Nyrt	17,535	2,350,865
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	15,284	643,785
TOTAL HUNGARY		2,994,650
INDIA - 0.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	53,127	1,062,047
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Meesho	74,820	153,426
Specialty Retail - 0.2%
Lenskart Solutions Ltd (g)	232,992	1,276,724
TOTAL CONSUMER DISCRETIONARY		1,430,150
Financials - 0.2%
Capital Markets - 0.2%
360 ONE WAM Ltd	96,506	1,055,965
Industrials - 0.3%
Professional Services - 0.3%
Computer Age Management Services Ltd	223,085	1,746,891
TOTAL INDIA		5,295,053
IRELAND - 1.9%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Cairn Homes PLC	1,154,108	2,955,592
Financials - 1.0%
Banks - 1.0%
AIB Group PLC	525,894	6,047,477
Industrials - 0.4%
Building Products - 0.4%
Kingspan Group PLC	28,748	2,653,658
TOTAL IRELAND		11,656,727
ISRAEL - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd ADR (b)	111,075	3,895,400
ITALY - 3.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telecom Italia SpA/Milano (b)	4,296,126	3,385,298
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	39,300	1,156,801
Financials - 1.9%
Banks - 1.9%
Intesa Sanpaolo SpA	845,706	5,745,923
UniCredit SpA	69,656	5,383,182
TOTAL FINANCIALS		11,129,105
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	20,032	3,047,052
TOTAL ITALY		18,718,256
JAPAN - 19.8%
Consumer Discretionary - 2.5%
Broadline Retail - 0.4%
Pan Pacific International Holdings Corp	435,981	2,465,932
Hotels, Restaurants & Leisure - 0.1%
Metaplanet Inc (b)(d)	156,147	335,734
Household Durables - 1.1%
Panasonic Holdings Corp	329,721	6,744,711
Specialty Retail - 0.9%
Fast Retailing Co Ltd	11,924	5,613,167
TOTAL CONSUMER DISCRETIONARY		15,159,544
Consumer Staples - 0.2%
Food Products - 0.2%
Kotobuki Spirits Co Ltd	107,069	1,370,313
Financials - 3.9%
Banks - 3.7%
Hachijuni Nagano Bank Ltd	158,675	2,149,784
Mitsubishi UFJ Financial Group Inc	626,336	11,250,774
Sumitomo Mitsui Financial Group Inc	251,277	8,872,353
		22,272,911
Insurance - 0.2%
Tokio Marine Holdings Inc	25,700	1,176,977
TOTAL FINANCIALS		23,449,888
Health Care - 0.9%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	13,595	2,538,782
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	5,000	266,647
Takeda Pharmaceutical Co Ltd	85,715	2,865,692
		3,132,339
TOTAL HEALTH CARE		5,671,121
Industrials - 8.4%
Electrical Equipment - 0.2%
Furukawa Electric Co Ltd	5,176	1,405,734
Industrial Conglomerates - 1.1%
Hitachi Ltd	200,294	6,369,019
Machinery - 3.4%
IHI Corp	243,825	4,453,602
Japan Steel Works Ltd/The	24,179	1,477,595
Kawasaki Heavy Industries Ltd	304,570	6,261,476
Mitsubishi Heavy Industries Ltd	265,492	7,923,847
		20,116,520
Professional Services - 0.1%
Visional Inc (b)	15,963	753,802
Trading Companies & Distributors - 3.6%
ITOCHU Corp	869,024	10,769,910
Marubeni Corp	211,651	8,237,690
Toyota Tsusho Corp	58,369	2,291,321
		21,298,921
TOTAL INDUSTRIALS		49,943,996
Information Technology - 3.9%
Electronic Equipment, Instruments & Components - 0.6%
Ibiden Co Ltd	43,841	3,749,728
Semiconductors & Semiconductor Equipment - 3.3%
Advantest Corp	33,917	6,332,934
Disco Corp	6,941	3,302,406
Lasertec Corp	9,944	2,748,307
Renesas Electronics Corp	149,183	3,016,875
Rohm Co Ltd	87,144	1,885,357
Tokyo Seimitsu Co Ltd	19,017	2,101,296
		19,387,175
TOTAL INFORMATION TECHNOLOGY		23,136,903
TOTAL JAPAN		118,731,765
KOREA (SOUTH) - 2.4%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Webtoon Entertainment Inc (b)	138,711	1,697,823
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	7,244	6,501,439
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	39,694	6,015,797
TOTAL INFORMATION TECHNOLOGY		12,517,236
TOTAL KOREA (SOUTH)		14,215,059
NETHERLANDS - 5.9%
Financials - 1.2%
Banks - 1.2%
ING Groep NV	243,607	7,050,326
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE (b)	4,167	3,267,878
Information Technology - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
ASML Holding NV	14,254	20,604,817
BE Semiconductor Industries NV	15,003	4,352,764
TOTAL INFORMATION TECHNOLOGY		24,957,581
TOTAL NETHERLANDS		35,275,785
NORWAY - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
General Oceans AS	335,710	1,111,158
POLAND - 0.5%
Financials - 0.2%
Banks - 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	53,764	1,403,726
Industrials - 0.3%
Professional Services - 0.3%
Benefit Systems SA (b)	1,289	1,422,423
TOTAL POLAND		2,826,149
PORTUGAL - 1.2%
Financials - 1.2%
Banks - 1.2%
Banco Comercial Portugues SA	6,664,311	7,109,806
SINGAPORE - 1.1%
Financials - 1.1%
Banks - 1.1%
DBS Group Holdings Ltd	141,700	6,533,882
SPAIN - 4.1%
Financials - 4.1%
Banks - 4.1%
Banco Santander SA	1,218,278	14,841,656
CaixaBank SA	771,268	9,816,972

TOTAL SPAIN		24,658,628
SWEDEN - 4.3%
Financials - 2.4%
Banks - 0.1%
Noba (b)	88,269	808,812
Financial Services - 2.3%
Investor AB B Shares	334,511	13,477,901
TOTAL FINANCIALS		14,286,713
Health Care - 0.4%
Biotechnology - 0.4%
Swedish Orphan Biovitrum AB B Shares (b)	47,033	2,179,277
Industrials - 0.6%
Machinery - 0.6%
Indutrade AB	177,587	3,793,036
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Lagercrantz Group AB B Shares	210,648	5,503,052
Software - 0.0%
Kry International Ab (a)(b)(c)	3,324	26,450
TOTAL INFORMATION TECHNOLOGY		5,529,502
TOTAL SWEDEN		25,788,528
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG	95,624	4,222,215
TAIWAN - 6.3%
Industrials - 1.2%
Electrical Equipment - 1.2%
Bizlink Holding Inc	79,661	7,175,773
Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 5.1%
MediaTek Inc	44,604	3,735,464
Taiwan Semiconductor Manufacturing Co Ltd	381,201	26,547,893
TOTAL INFORMATION TECHNOLOGY		30,283,357
TOTAL TAIWAN		37,459,130
UNITED KINGDOM - 17.4%
Communication Services - 6.3%
Diversified Telecommunication Services - 6.3%
Zegona Communications plc	1,581,560	37,920,139
Consumer Discretionary - 1.6%
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	60,260	1,702,345
Leisure Products - 1.3%
Games Workshop Group PLC	29,492	7,821,578
TOTAL CONSUMER DISCRETIONARY		9,523,923
Consumer Staples - 2.2%
Tobacco - 2.2%
British American Tobacco PLC	217,706	12,821,758
Imperial Brands PLC	1,558	59,193
TOTAL CONSUMER STAPLES		12,880,951
Financials - 1.5%
Banks - 0.1%
Shawbrook Group PLC (e)(f)	128,793	574,837
Starling Bank Ltd (a)(c)	137,500	409,755
		984,592
Financial Services - 0.4%
Revolut Group Holdings Ltd (a)(b)(c)	1,409	2,107,822
Insurance - 1.0%
Admiral Group PLC	51,246	2,355,580
Aviva PLC	422,183	3,582,492
		5,938,072
TOTAL FINANCIALS		9,030,486
Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	45,214	8,581,500
Industrials - 3.4%
Aerospace & Defense - 2.5%
BAE Systems PLC	162,547	4,521,011
Rolls-Royce Holdings PLC	635,649	10,228,584
		14,749,595
Trading Companies & Distributors - 0.9%
Diploma PLC	57,864	5,464,448
TOTAL INDUSTRIALS		20,214,043
Utilities - 1.0%
Electric Utilities - 1.0%
SSE PLC	176,404	6,316,037
TOTAL UNITED KINGDOM		104,467,079
UNITED STATES - 3.5%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Alcon AG (United States)	11,975	896,568
Pharmaceuticals - 0.1%
Viatris Inc	28,975	432,887
TOTAL HEALTH CARE		1,329,455
Industrials - 2.4%
Construction & Engineering - 0.7%
Ferrovial SE	60,786	4,169,197
Electrical Equipment - 1.7%
Schneider Electric SE	32,357	10,296,283
TOTAL INDUSTRIALS		14,465,480
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (a)(b)(c)	540	665,690
Materials - 0.8%
Construction Materials - 0.8%
CRH PLC	21,618	2,560,004
Holcim AG	22,867	2,124,948
TOTAL MATERIALS		4,684,952
TOTAL UNITED STATES		21,145,577
TOTAL COMMON STOCKS (Cost $362,215,143)		572,525,554

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Valsoft Corp Series A-1.2 (a)(b)(c)	64	570,376
Valsoft Corp Series A-1.3 (a)(b)(c)	23	204,979
Valsoft Corp Series A-1.4 (a)(b)(c)	29	258,452

TOTAL CANADA		1,033,807
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(c)	1,533	462,200
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	7,322	50,741
TOTAL CHINA		512,941
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	3,347	694,743
INDIA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Valuedrive Technologies Pvt Ltd Series A (a)(c)	79	105,868
Valuedrive Technologies Pvt Ltd Series B (a)(c)	159	213,076
Valuedrive Technologies Pvt Ltd Series C (a)(c)	1	1,340
Valuedrive Technologies Pvt Ltd Series C1 (a)(c)	1	1,340
Valuedrive Technologies Pvt Ltd Series G (a)(c)	1,019,800	379,618
Valuedrive Technologies Pvt Ltd Series S2 (a)(c)	39	52,264

TOTAL INDIA		753,506
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A2 (a)(b)(c)	15	18,490
Canvas Inc Series A (a)(b)(c)	85	104,785

TOTAL UNITED STATES		123,275
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,397,141)		3,118,272

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	16,881,376	16,884,753
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	1,408,147	1,408,287
TOTAL MONEY MARKET FUNDS (Cost $18,293,040)			18,293,040

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $383,905,324)	593,936,866
NET OTHER ASSETS (LIABILITIES) - 0.8%	4,979,492
NET ASSETS - 100.0%	598,916,358

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,327,989 or 1.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,898,734 or 1.0% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,149,087 or 0.7% of net assets.

(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,276,724 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	869,539

Bytedance Ltd Series E1	11/18/2020	167,978

Canva Inc Class A	3/18/2024 - 11/12/2025	657,124

Canva Inc Series A2	9/22/2023	16,000

Canvas Inc Series A	9/22/2023	90,666

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	103,995

Kry International Ab	5/14/2021 - 10/30/2024	219,661

Revolut Group Holdings Ltd	12/27/2024	1,225,512

Starling Bank Ltd	6/18/2021 - 4/5/2022	286,270

Valsoft Corp Series A-1.2	3/14/2025	749,677

Valsoft Corp Series A-1.3	3/17/2025	228,318

Valsoft Corp Series A-1.4	3/17/2025	381,683

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	104,423

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	210,168

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	425,438

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	46,854

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Lenskart Solutions Ltd	5/7/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,097,363	142,271,407	149,483,364	306,855	(653)	-	16,884,753	16,881,376	0.0%
Fidelity Securities Lending Cash Central Fund	1,559,664	29,327,375	29,478,672	27,687	(80)	-	1,408,287	1,408,147	0.0%
Total	25,657,027	171,598,782	178,962,036	334,542	(733)	-	18,293,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	53,764,197	43,003,260	10,760,937	-
Consumer Discretionary	36,196,624	13,636,316	22,560,308	-
Consumer Staples	14,251,264	-	14,251,264	-
Energy	8,681,203	8,681,203	-	-
Financials	135,260,774	64,267,565	68,475,632	2,517,577
Health Care	34,067,070	22,113,086	11,953,984	-
Industrials	150,340,328	39,734,786	110,605,542	-
Information Technology	116,291,030	15,570,050	100,028,840	692,140
Materials	17,357,027	2,560,004	14,797,023	-
Utilities	6,316,037	-	6,316,037	-

Convertible Preferred Stocks
Communication Services	462,200	-	-	462,200
Consumer Discretionary	753,506	-	-	753,506
Health Care	50,741	-	-	50,741
Information Technology	1,851,825	-	-	1,851,825

Money Market Funds	18,293,040	18,293,040	-	-
Total Investments in Securities:	593,936,866	227,859,310	359,749,567	6,327,989
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2026 ($)
Common Stocks	3,201,571	-	(57,700)	285,507	(219,661)	-	-	-	3,209,717	(207,553)
Convertible Preferred Stocks	2,653,183	(4)	(324,195)	789,288	-	-	-	-	3,118,272	(324,195)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,416,571) - See accompanying schedule:
Unaffiliated issuers (cost $365,612,284)	$575,643,826
Fidelity Central Funds (cost $18,293,040)	18,293,040

Total Investment in Securities (cost $383,905,324)		$593,936,866
Cash		248
Foreign currency held at value (cost $174,503)		174,410
Receivable for investments sold		3,767,014
Receivable for fund shares sold		279,418
Dividends receivable		2,162,184
Reclaims receivable		1,401,612
Distributions receivable from Fidelity Central Funds		54,279
Other receivables		48,428
Total assets		601,824,459
Liabilities
Payable for investments purchased	$48,068
Payable for fund shares redeemed	1,132,015
Accrued management fee	293,205
Other payables and accrued expenses	26,446
Collateral on securities loaned	1,408,367
Total liabilities		2,908,101
Net Assets		$598,916,358
Net Assets consist of:
Paid in capital		$421,894,317
Total accumulated earnings (loss)		177,022,041
Net Assets		$598,916,358
Net Asset Value, offering price and redemption price per share ($598,916,358 ÷ 33,800,415 shares)		$17.72
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$5,333,216
Special dividends		3,429,687
Income from Fidelity Central Funds (including $27,687 from security lending)		334,542
Security lending		3,530
Income before foreign taxes withheld		$9,100,975
Less foreign taxes withheld		(456,127)
Total income		8,644,848
Expenses
Management fee	$1,770,660
Independent trustees' fees and expenses	949
Interest	4,440
Total expenses before reductions	1,776,049
Expense reductions	(111)
Total expenses after reductions		1,775,938
Net Investment income (loss)		6,868,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $237,694)	46,620,996
Fidelity Central Funds	(733)
Foreign currency transactions	(93,521)
Total net realized gain (loss)		46,526,742
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $326,875)	(8,661,901)
Assets and liabilities in foreign currencies	92,679
Total change in net unrealized appreciation (depreciation)		(8,569,222)
Net gain (loss)		37,957,520
Net increase (decrease) in net assets resulting from operations		$44,826,430
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,868,910	$7,714,632
Net realized gain (loss)	46,526,742	39,321,486
Change in net unrealized appreciation (depreciation)	(8,569,222)	87,074,045
Net increase (decrease) in net assets resulting from operations	44,826,430	134,110,163
Distributions to shareholders	(17,129,832)	(20,770,849)

Share transactions
Proceeds from sales of shares	68,175,143	115,796,946
Reinvestment of distributions	17,129,831	20,770,849
Cost of shares redeemed	(150,210,802)	(164,432,659)

Net increase (decrease) in net assets resulting from share transactions	(64,905,828)	(27,864,864)
Total increase (decrease) in net assets	(37,209,230)	85,474,450

Net Assets
Beginning of period	636,125,588	550,651,138
End of period	$598,916,358	$636,125,588

Other Information
Shares
Sold	4,007,483	7,879,090
Issued in reinvestment of distributions	1,061,986	1,540,864
Redeemed	(9,013,545)	(11,479,198)
Net increase (decrease)	(3,944,076)	(2,059,244)

Financial Highlights
Fidelity® International Discovery K6 Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.85	$13.83	$10.86	$10.23	$14.97	$11.29
Income from Investment Operations
Net investment income (loss) A,B	.20 C	.20	.17	.19	.24	.16
Net realized and unrealized gain (loss)	1.18	3.35	3.00	.55	(4.70)	3.60
Total from investment operations	1.38	3.55	3.17	.74	(4.46)	3.76
Distributions from net investment income	(.51)	(.53)	(.20)	(.11)	(.28)	(.08)
Total distributions	(.51)	(.53)	(.20)	(.11)	(.28)	(.08)
Net asset value, end of period	$17.72	$16.85	$13.83	$10.86	$10.23	$14.97
Total Return D,E	8.46%	26.64%	29.50%	7.19%	(30.35)%	33.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60 % H	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions, if any	.60% H	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.75% C,H	1.36%	1.31%	1.62%	1.98%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$598,916	$636,126	$550,651	$583,383	$468,052	$430,892
Portfolio turnover rate I	76 % H	54%	48% J	55% J	50% J	58% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.17%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity International Discovery K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Convertible Preferred Stocks	$3,118,272	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	8.5	Increase
			Enterprise value/Revenue multiple (EV/R)	2.0 - 7.8 / 2.7	Increase
			Enterprise value/Gross profit multiple (EV/GP)	7.3	Increase
		Market approach	Transaction price	$15.40	Increase
			Discount rate	25.0%	Decrease
		Black scholes	Discount rate	3.8%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase
Common Stocks	$3,209,717	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.3 - 7.8 / 7.5	Increase
			Enterprise value/Net income (EV/NI)	14.0 - 30.0 / 27.4	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	2.4%	Increase
			Term	2.0	Increase
			Volatility	75.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforward and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$208,135,183
Gross unrealized depreciation	(10,692,911)
Net unrealized appreciation (depreciation)	$197,442,272
Tax cost	$396,494,594

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(66,001,931)

Due to large subscriptions in a prior period, approximately $58,410,947 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $11,985,573 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery K6 Fund	218,025,714	289,650,001
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Discovery K6 Fund	366

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Discovery K6 Fund	Borrower	38,289,000	4.18%	4,440

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Discovery K6 Fund	8,852,057	5,855,480	949,807

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity International Discovery K6 Fund	11,510
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Discovery K6 Fund	3,358	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity International Discovery K6 Fund	81,136
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $111.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893916.106
IGI-K6-SANN-0626
Fidelity® International Discovery Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Discovery Fund
Consolidated Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.2%
	Shares	Value ($)
AUSTRALIA - 1.9%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd	1,565,253	53,853,298
Industrials - 0.3%
Aerospace & Defense - 0.3%
DroneShield Ltd (b)(f)	14,225,413	37,082,802
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Elsight Ltd (b)	9,067,066	42,555,958
Materials - 0.9%
Metals & Mining - 0.9%
Brazilian Rare Earths Ltd (b)	5,919,602	21,381,591
IperionX Ltd (b)(e)	26,335,995	80,332,653
TOTAL MATERIALS		101,714,244
TOTAL AUSTRALIA		235,206,302
BAILIWICK OF JERSEY - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
JTC PLC (f)(g)	4,346,297	77,594,614
BELGIUM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
UCB SA (b)	446,049	121,034,451
BRAZIL - 0.4%
Financials - 0.4%
Banks - 0.4%
NU Holdings Ltd/Cayman Islands Class A (b)	3,421,530	49,543,754
CANADA - 2.1%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp	464,617	57,114,696
Canadian Natural Resources Ltd	2,766,680	132,065,765
TOTAL ENERGY		189,180,461
Financials - 0.3%
Insurance - 0.3%
Definity Financial Corp	717,479	36,577,775
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (b)	276,100	33,513,725
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	50,942	3
TOTAL INFORMATION TECHNOLOGY		33,513,728
TOTAL CANADA		259,271,964
CHINA - 3.8%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	2,679,300	162,719,959
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Laopu Gold Co Ltd H Shares (d)	411,400	29,373,457
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	496,442	31,892,928
Ningbo Deye Technology Co Ltd A Shares (China)	857,900	19,007,032
TOTAL INDUSTRIALS		50,899,960
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.0%
Victory Giant Technology Huizhou Co Ltd H Shares	60,300	2,473,716
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,102,200	61,279,790
Montage Technology Co Ltd A Shares (China)	3,884,700	99,839,858
		161,119,648
TOTAL INFORMATION TECHNOLOGY		163,593,364
Materials - 0.6%
Metals & Mining - 0.6%
Zijin Mining Group Co Ltd H Shares	15,152,000	70,365,915
TOTAL CHINA		476,952,655
DENMARK - 1.3%
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	680,300	166,518,387
FINLAND - 0.5%
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj ADR	4,853,100	62,653,521
FRANCE - 3.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Orange SA	2,176,000	45,309,437
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Hermes International SCA	23,901	45,725,044
Financials - 0.6%
Insurance - 0.6%
AXA SA	1,609,299	77,576,733
Industrials - 1.8%
Aerospace & Defense - 1.8%
Dassault Aviation SA	156,600	54,549,938
Safran SA	541,875	174,003,009
TOTAL INDUSTRIALS		228,552,947
TOTAL FRANCE		397,164,161
GERMANY - 6.5%
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Boerse AG	285,400	87,560,118
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	1,565,600	75,821,398
Industrials - 4.0%
Aerospace & Defense - 0.5%
Rheinmetall AG	44,474	70,768,571
Electrical Equipment - 1.5%
Siemens Energy AG	887,800	188,158,306
Industrial Conglomerates - 2.0%
Siemens AG	829,137	246,387,323
TOTAL INDUSTRIALS		505,314,200
Information Technology - 0.6%
Software - 0.6%
SAP SE	440,921	74,027,634
Materials - 0.6%
Construction Materials - 0.6%
Heidelberg Materials AG	320,300	70,672,039
TOTAL GERMANY		813,395,389
GREECE - 0.3%
Financials - 0.3%
Banks - 0.3%
Alpha Bank SA	10,480,200	42,059,503
HONG KONG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Gold International Co Ltd	1,109,100	21,908,646
HUNGARY - 0.5%
Financials - 0.4%
Banks - 0.4%
OTP Bank Nyrt	366,700	49,162,356
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	333,225	14,035,943
TOTAL HUNGARY		63,198,299
INDIA - 0.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,131,350	22,616,497
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Meesho	1,195,975	2,452,464
Specialty Retail - 0.1%
Lenskart Solutions Ltd (h)	3,178,393	17,416,616
Lenskart Solutions Ltd (b)	92,001	503,242
		17,919,858
TOTAL CONSUMER DISCRETIONARY		20,372,322
Financials - 0.3%
Capital Markets - 0.2%
360 ONE WAM Ltd	2,085,500	22,819,473
Financial Services - 0.1%
Pine Labs Ltd (h)	7,241,995	14,899,058
TOTAL FINANCIALS		37,718,531
Industrials - 0.3%
Professional Services - 0.3%
Computer Age Management Services Ltd	4,143,500	32,446,116
TOTAL INDIA		113,153,466
IRELAND - 2.0%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Cairn Homes PLC	25,082,401	64,234,311
Financials - 1.0%
Banks - 1.0%
AIB Group PLC	11,164,400	128,384,155
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	618,037	57,049,495
TOTAL IRELAND		249,667,961
ISRAEL - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd ADR (b)	2,417,100	84,767,697
ITALY - 3.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telecom Italia SpA/Milano (b)	88,365,000	69,630,614
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	841,901	24,781,475
Financials - 1.9%
Banks - 1.9%
Intesa Sanpaolo SpA	18,359,300	124,737,352
UniCredit SpA	1,480,102	114,385,814
TOTAL FINANCIALS		239,123,166
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	416,400	63,338,280
TOTAL ITALY		396,873,535
JAPAN - 20.4%
Consumer Discretionary - 2.6%
Broadline Retail - 0.4%
Pan Pacific International Holdings Corp	9,627,920	54,456,030
Hotels, Restaurants & Leisure - 0.1%
Metaplanet Inc (b)(d)	3,078,200	6,618,487
Household Durables - 1.1%
Panasonic Holdings Corp	7,021,300	143,626,379
Specialty Retail - 1.0%
Fast Retailing Co Ltd	257,180	121,066,287
TOTAL CONSUMER DISCRETIONARY		325,767,183
Consumer Staples - 0.2%
Food Products - 0.2%
Kotobuki Spirits Co Ltd	2,390,500	30,594,608
Financials - 4.1%
Banks - 3.9%
Hachijuni Nagano Bank Ltd	3,362,000	45,549,543
Mitsubishi UFJ Financial Group Inc	13,499,786	242,494,504
Sumitomo Mitsui Financial Group Inc	5,442,018	192,152,508
		480,196,555
Insurance - 0.2%
Tokio Marine Holdings Inc	533,700	24,441,736
TOTAL FINANCIALS		504,638,291
Health Care - 0.9%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	279,400	52,176,218
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	93,500	4,986,299
Takeda Pharmaceutical Co Ltd	1,756,500	58,724,705
		63,711,004
TOTAL HEALTH CARE		115,887,222
Industrials - 8.7%
Electrical Equipment - 0.2%
Furukawa Electric Co Ltd	108,200	29,385,699
Industrial Conglomerates - 1.2%
Hitachi Ltd	4,619,081	146,879,150
Machinery - 3.4%
IHI Corp	5,191,300	94,822,049
Japan Steel Works Ltd/The	527,100	32,211,431
Kawasaki Heavy Industries Ltd	6,501,200	133,654,352
Mitsubishi Heavy Industries Ltd	5,745,291	171,473,370
		432,161,202
Professional Services - 0.1%
Visional Inc (b)	360,594	17,027,918
Trading Companies & Distributors - 3.8%
ITOCHU Corp	18,727,135	232,087,442
Marubeni Corp	4,572,200	177,955,050
Toyota Tsusho Corp	1,234,500	48,461,289
		458,503,781
TOTAL INDUSTRIALS		1,083,957,750
Information Technology - 3.9%
Electronic Equipment, Instruments & Components - 0.7%
Ibiden Co Ltd (d)	1,004,100	85,880,828
Semiconductors & Semiconductor Equipment - 3.2%
Advantest Corp	720,200	134,474,714
Disco Corp	149,800	71,272,218
Lasertec Corp	206,700	57,127,420
Renesas Electronics Corp	3,057,100	61,822,657
Rohm Co Ltd	1,779,600	38,501,574
Tokyo Seimitsu Co Ltd	398,311	44,011,633
		407,210,216
TOTAL INFORMATION TECHNOLOGY		493,091,044
TOTAL JAPAN		2,553,936,098
KOREA (SOUTH) - 2.4%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Webtoon Entertainment Inc (b)	2,905,300	35,560,872
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	151,940	136,365,085
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	845,350	128,116,442
TOTAL INFORMATION TECHNOLOGY		264,481,527
TOTAL KOREA (SOUTH)		300,042,399
NETHERLANDS - 6.1%
Financials - 1.2%
Banks - 1.2%
ING Groep NV	5,326,179	154,147,039
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE (b)	88,900	69,717,861
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 4.3%
ASML Holding NV	305,714	441,923,737
BE Semiconductor Industries NV	326,750	94,798,762
TOTAL INFORMATION TECHNOLOGY		536,722,499
TOTAL NETHERLANDS		760,587,399
NORWAY - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
General Oceans AS	6,973,700	23,082,076
POLAND - 0.5%
Financials - 0.2%
Banks - 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	1,201,900	31,380,439
Industrials - 0.3%
Professional Services - 0.3%
Benefit Systems SA (b)	29,600	32,663,871
TOTAL POLAND		64,044,310
PORTUGAL - 1.2%
Financials - 1.2%
Banks - 1.2%
Banco Comercial Portugues SA	144,696,700	154,369,364
SINGAPORE - 1.1%
Financials - 1.1%
Banks - 1.1%
DBS Group Holdings Ltd	3,085,000	142,251,408
SPAIN - 4.2%
Financials - 4.2%
Banks - 4.2%
Banco Santander SA	26,200,100	319,182,379
CaixaBank SA	16,658,053	212,029,603

TOTAL SPAIN		531,211,982
SWEDEN - 4.3%
Financials - 2.5%
Banks - 0.1%
Noba (b)	1,994,000	18,271,089
Financial Services - 2.4%
Investor AB B Shares	7,198,433	290,034,614
TOTAL FINANCIALS		308,305,703
Health Care - 0.4%
Biotechnology - 0.4%
Swedish Orphan Biovitrum AB B Shares (b)	983,300	45,561,262
Industrials - 0.6%
Machinery - 0.6%
Indutrade AB	3,751,922	80,136,364
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Lagercrantz Group AB B Shares	3,740,597	97,720,830
Software - 0.0%
Kry International Ab (a)(b)(c)	194,526	1,547,911
TOTAL INFORMATION TECHNOLOGY		99,268,741
TOTAL SWEDEN		533,272,070
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG	2,013,440	88,902,131
TAIWAN - 6.4%
Industrials - 1.2%
Electrical Equipment - 1.2%
Bizlink Holding Inc	1,640,000	147,729,356
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
MediaTek Inc	964,500	80,774,256
Taiwan Semiconductor Manufacturing Co Ltd	8,190,000	570,374,274
TOTAL INFORMATION TECHNOLOGY		651,148,530
TOTAL TAIWAN		798,877,886
UNITED KINGDOM - 15.2%
Communication Services - 3.9%
Diversified Telecommunication Services - 3.9%
Zegona Communications plc (e)	20,594,092	493,772,495
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	1,294,092	36,558,099
Leisure Products - 1.2%
Games Workshop Group PLC	567,257	150,442,328
TOTAL CONSUMER DISCRETIONARY		187,000,427
Consumer Staples - 2.2%
Tobacco - 2.2%
British American Tobacco PLC	4,686,099	275,987,005
Imperial Brands PLC	31,292	1,188,867
TOTAL CONSUMER STAPLES		277,175,872
Financials - 1.6%
Banks - 0.3%
Shawbrook Group PLC (f)(g)	2,958,852	13,206,126
Starling Bank Ltd (a)(c)	6,223,100	18,545,102
		31,751,228
Financial Services - 0.3%
Revolut Group Holdings Ltd (a)(b)(c)	25,338	37,904,888
Insurance - 1.0%
Admiral Group PLC	1,055,900	48,535,642
Aviva PLC	9,166,588	77,784,338
		126,319,980
TOTAL FINANCIALS		195,976,096
Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC	976,600	185,356,150
Industrials - 3.4%
Aerospace & Defense - 2.5%
BAE Systems PLC	3,445,163	95,822,250
Rolls-Royce Holdings PLC	13,724,967	220,856,132
		316,678,382
Trading Companies & Distributors - 0.9%
Diploma PLC	1,221,800	115,381,965
TOTAL INDUSTRIALS		432,060,347
Utilities - 1.1%
Electric Utilities - 1.1%
SSE PLC	3,822,469	136,861,152
TOTAL UNITED KINGDOM		1,908,202,539
UNITED STATES - 3.6%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Alcon AG (United States)	270,500	20,252,335
Pharmaceuticals - 0.0%
Viatris Inc	535,023	7,993,244
TOTAL HEALTH CARE		28,245,579
Industrials - 2.5%
Construction & Engineering - 0.7%
Ferrovial SE	1,291,700	88,595,257
Electrical Equipment - 1.8%
Schneider Electric SE	698,765	222,353,187
TOTAL INDUSTRIALS		310,948,444
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (a)(b)(c)	7,900	9,738,804
Materials - 0.8%
Construction Materials - 0.8%
CRH PLC	457,200	54,141,624
Holcim AG	516,310	47,978,844
TOTAL MATERIALS		102,120,468
TOTAL UNITED STATES		451,053,295
TOTAL COMMON STOCKS (Cost $7,803,973,782)		11,940,797,262

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (a)(b)(c)	1,026	9,143,846
Valsoft Corp Series A-1.3 (a)(b)(c)	363	3,235,103
Valsoft Corp Series A-1.4 (a)(b)(c)	469	4,179,789

TOTAL CANADA		16,558,738
CHINA - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Bytedance Ltd Series E1 (a)(b)(c)	131,235	39,567,353
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	631,853	4,378,741
TOTAL CHINA		43,946,094
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	87,239	18,108,351
INDIA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Valuedrive Technologies Pvt Ltd Series A (a)(c)	1,504	2,015,511
Valuedrive Technologies Pvt Ltd Series B (a)(c)	3,024	4,052,464
Valuedrive Technologies Pvt Ltd Series C (a)(c)	13	17,421
Valuedrive Technologies Pvt Ltd Series C1 (a)(c)	11	14,741
Valuedrive Technologies Pvt Ltd Series G (a)(c)	19,366,900	7,209,278
Valuedrive Technologies Pvt Ltd Series S2 (a)(c)	732	980,954

TOTAL INDIA		14,290,369
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A2 (a)(b)(c)	169	208,335
Canvas Inc Series A (a)(b)(c)	931	1,147,700

TOTAL UNITED STATES		1,356,035
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $83,959,263)		94,259,587

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	366,447,354	366,520,644
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	119,231,139	119,243,062
TOTAL MONEY MARKET FUNDS (Cost $485,763,706)			485,763,706

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $8,373,696,751)	12,520,820,555
NET OTHER ASSETS (LIABILITIES) - 0.2%	20,461,722
NET ASSETS - 100.0%	12,541,282,277

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $161,996,292 or 1.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated company.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $127,883,542 or 1.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,800,740 or 0.7% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $32,315,674 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	22,664,387

Bytedance Ltd Series E1	11/18/2020	14,379,968

Canva Inc Class A	3/18/2024 - 11/12/2025	9,585,580

Canva Inc Series A2	9/22/2023	180,266

Canvas Inc Series A	9/22/2023	993,061

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	8,974,301

Kry International Ab	5/14/2021 - 10/30/2024	12,863,694

Revolut Group Holdings Ltd	12/27/2024	22,037,614

Starling Bank Ltd	6/18/2021	11,126,191

Valsoft Corp Series A-1.2	3/14/2025	12,018,267

Valsoft Corp Series A-1.3	3/17/2025	3,603,455

Valsoft Corp Series A-1.4	3/17/2025	6,172,730

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	1,988,000

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	3,997,148

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	15,618

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	13,214

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	8,079,430

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	879,418

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Lenskart Solutions Ltd	5/7/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	464,941,083	2,465,237,284	2,563,677,670	6,382,441	19,947	-	366,520,644	366,447,354	0.6%
Fidelity Securities Lending Cash Central Fund	36,660,131	725,271,374	642,692,304	757,937	3,861	-	119,243,062	119,231,139	0.3%
Total	501,601,214	3,190,508,658	3,206,369,974	7,140,378	23,808	-	485,763,706

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
IperionX Ltd	115,148,974	2,471,639	-	-	-	(37,287,960)	80,332,653	26,335,995
Zegona Communications plc	332,769,842	-	-	44,659,257	-	161,002,653	493,772,495	20,594,092
Total	447,918,816	2,471,639	-	44,659,257	-	123,714,693	574,105,148

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	829,609,874	598,963,981	230,645,893	-
Consumer Discretionary	751,107,517	276,016,213	475,091,304	-
Consumer Staples	307,770,480	-	307,770,480	-
Energy	189,180,461	189,180,461	-	-
Financials	2,936,483,158	1,382,928,776	1,497,104,392	56,449,990
Health Care	740,427,563	479,001,082	261,426,481	-
Industrials	3,228,698,319	853,822,154	2,374,876,165	-
Information Technology	2,453,877,426	311,768,914	2,130,821,794	11,286,718
Materials	366,781,312	54,141,624	312,639,688	-
Utilities	136,861,152	-	136,861,152	-

Convertible Preferred Stocks
Communication Services	39,567,353	-	-	39,567,353
Consumer Discretionary	14,290,369	-	-	14,290,369
Health Care	4,378,741	-	-	4,378,741
Information Technology	36,023,124	-	-	36,023,124

Money Market Funds	485,763,706	485,763,706	-	-
Total Investments in Securities:	12,520,820,555	4,631,586,911	7,727,237,349	161,996,295
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2026 ($)
Common Stocks	68,654,360	-	(2,399,178)	14,345,221	(12,863,695)	-	-	-	67,736,708	(11,177,576)
Convertible Preferred Stocks	80,852,953	(65)	(1,566,196)	14,972,895	-	-	-	-	94,259,587	(1,566,196)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $115,766,195) - See accompanying schedule:
Unaffiliated issuers (cost $7,812,283,674)	$11,460,951,701
Fidelity Central Funds (cost $485,763,706)	485,763,706
Other affiliated issuers (cost $75,649,371)	574,105,148

Total Investment in Securities (cost $8,373,696,751)		$12,520,820,555
Cash		15,220
Foreign currency held at value (cost $2,301,706)		2,295,195
Receivable for investments sold		77,631,727
Receivable for fund shares sold		2,981,204
Dividends receivable		47,303,256
Reclaims receivable		32,624,012
Distributions receivable from Fidelity Central Funds		1,213,921
Prepaid expenses		3,038
Other receivables		2,293,659
Total assets		12,687,181,787
Liabilities
Payable for investments purchased	$632,319
Payable for fund shares redeemed	18,039,091
Accrued management fee	7,842,147
Distribution and service plan fees payable	48,680
Other payables and accrued expenses	98,072
Collateral on securities loaned	119,239,201
Total liabilities		145,899,510
Net Assets		$12,541,282,277
Net Assets consist of:
Paid in capital		$7,824,274,062
Total accumulated earnings (loss)		4,717,008,215
Net Assets		$12,541,282,277

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($175,816,517 ÷ 2,889,664 shares)(a)		$60.84
Maximum offering price per share (100/94.25 of $60.84)		$64.55
Class M :
Net Asset Value and redemption price per share ($21,141,678 ÷ 351,118 shares)(a)		$60.21
Maximum offering price per share (100/96.50 of $60.21)		$62.39
Class C :
Net Asset Value and offering price per share ($5,100,389 ÷ 85,945 shares)(a)		$59.34
International Discovery :
Net Asset Value, offering price and redemption price per share ($4,722,602,202 ÷ 76,900,506 shares)		$61.41
Class K :
Net Asset Value, offering price and redemption price per share ($601,669,877 ÷ 9,835,843 shares)		$61.17
Class I :
Net Asset Value, offering price and redemption price per share ($1,036,863,794 ÷ 16,992,764 shares)		$61.02
Class Z :
Net Asset Value, offering price and redemption price per share ($5,978,087,820 ÷ 97,992,986 shares)		$61.01
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$112,787,470
Special dividends		44,659,257
Interest		32,715
Income from Fidelity Central Funds (including $757,937 from security lending)		7,140,378
Security lending		5,105
Income before foreign taxes withheld		$164,624,925
Less foreign taxes withheld		(10,067,659)
Total income		154,557,266
Expenses
Management fee
Basic fee	$42,418,108
Performance adjustment	114,993
Distribution and service plan fees	288,653
Custodian fees and expenses	343,316
Independent trustees' fees and expenses	18,751
Registration fees	163,262
Audit fees	64,483
Legal	7,190
Interest	8,882
Miscellaneous	16,729
Total expenses before reductions	43,444,367
Expense reductions	(5,303)
Total expenses after reductions		43,439,064
Net Investment income (loss)		111,118,202
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,616,953)	864,225,137
Fidelity Central Funds	23,808
Foreign currency transactions	(536,357)
Total net realized gain (loss)		863,712,588
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $8,552,133)	(197,793,710)
Affiliated issuers	123,714,693
Assets and liabilities in foreign currencies	1,392,662
Total change in net unrealized appreciation (depreciation)		(72,686,355)
Net gain (loss)		791,026,233
Net increase (decrease) in net assets resulting from operations		$902,144,435
Consolidated Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111,118,202	$144,190,521
Net realized gain (loss)	863,712,588	780,622,168
Change in net unrealized appreciation (depreciation)	(72,686,355)	1,501,919,757
Net increase (decrease) in net assets resulting from operations	902,144,435	2,426,732,446
Distributions to shareholders	(794,375,016)	(278,640,123)

Share transactions - net increase (decrease)	382,491,420	61,895,340
Total increase (decrease) in net assets	490,260,839	2,209,987,663

Net Assets
Beginning of period	12,051,021,438	9,841,033,775
End of period	$12,541,282,277	$12,051,021,438

Consolidated Financial Highlights
Fidelity Advisor® International Discovery Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$60.44	$49.70	$39.12	$36.68	$58.79	$45.84
Income from Investment Operations
Net investment income (loss) A,B	.45 C	.55	.50	.49	.56 D	.18
Net realized and unrealized gain (loss)	3.77	11.43	10.78	1.95	(16.91)	14.60
Total from investment operations	4.22	11.98	11.28	2.44	(16.35)	14.78
Distributions from net investment income	(1.62)	(1.24)	(.70)	-	(1.38)	(.12)
Distributions from net realized gain	(2.19)	-	-	-	(4.38)	(1.71)
Total distributions	(3.82) E	(1.24)	(.70)	-	(5.76)	(1.83)
Net asset value, end of period	$60.84	$60.44	$49.70	$39.12	$36.68	$58.79
Total Return F,G,H	7.55%	24.70%	29.14%	6.65%	(30.57)%	32.86%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.04% K	.95%	.88%	1.00%	1.31%	1.32%
Expenses net of fee waivers, if any	1.04 % K	.95%	.87%	.99%	1.30%	1.32%
Expenses net of all reductions, if any	1.04% K	.95%	.87%	.99%	1.30%	1.32%
Net investment income (loss)	1.13% C,K	1.03%	1.05%	1.17%	1.27% D	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$175,817	$163,858	$143,018	$122,305	$130,702	$206,114
Portfolio turnover rate L	77 % K	54%	44% M	49% M	43% M	41% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .78%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .92%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Discovery Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$59.78	$49.16	$38.71	$36.38	$58.35	$45.53
Income from Investment Operations
Net investment income (loss) A,B	.37 C	.41	.38	.38	.45 D	.04
Net realized and unrealized gain (loss)	3.73	11.32	10.67	1.95	(16.81)	14.51
Total from investment operations	4.10	11.73	11.05	2.33	(16.36)	14.55
Distributions from net investment income	(1.48)	(1.11)	(.60)	-	(1.23)	(.02)
Distributions from net realized gain	(2.19)	-	-	-	(4.38)	(1.71)
Total distributions	(3.67)	(1.11)	(.60)	-	(5.61)	(1.73)
Net asset value, end of period	$60.21	$59.78	$49.16	$38.71	$36.38	$58.35
Total Return E,F,G	7.42%	24.39%	28.81%	6.40%	(30.76)%	32.53%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.29% J	1.20%	1.13%	1.24%	1.55%	1.57%
Expenses net of fee waivers, if any	1.29 % J	1.20%	1.12%	1.24%	1.55%	1.57%
Expenses net of all reductions, if any	1.29% J	1.20%	1.12%	1.23%	1.55%	1.57%
Net investment income (loss)	.88% C,J	.78%	.80%	.93%	1.02% D	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$21,142	$20,509	$17,503	$15,275	$16,100	$25,178
Portfolio turnover rate K	77 % J	54%	44% L	49% L	43% L	41% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .53%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .67%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Discovery Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.86	$48.41	$38.06	$35.96	$57.59	$45.18
Income from Investment Operations
Net investment income (loss) A,B	.22 C	.15	.14	.16	.21 D	(.27)
Net realized and unrealized gain (loss)	3.68	11.16	10.54	1.94	(16.66)	14.38
Total from investment operations	3.90	11.31	10.68	2.10	(16.45)	14.11
Distributions from net investment income	(1.23)	(.86)	(.33)	-	(.80)	-
Distributions from net realized gain	(2.19)	-	-	-	(4.38)	(1.70)
Total distributions	(3.42)	(.86)	(.33)	-	(5.18)	(1.70)
Net asset value, end of period	$59.34	$58.86	$48.41	$38.06	$35.96	$57.59
Total Return E,F,G	7.14%	23.77%	28.20%	5.84%	(31.14)%	31.79%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.79% J	1.70%	1.62%	1.77%	2.10%	2.14%
Expenses net of fee waivers, if any	1.79 % J	1.70%	1.62%	1.76%	2.10%	2.13%
Expenses net of all reductions, if any	1.79% J	1.70%	1.62%	1.76%	2.10%	2.13%
Net investment income (loss)	.38% C,J	.28%	.31%	.40%	.48% D	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,100	$5,055	$4,485	$4,391	$5,429	$10,230
Portfolio turnover rate K	77 % J	54%	44% L	49% L	43% L	41% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .03%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Discovery Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$61.04	$50.17	$39.51	$37.04	$59.31	$46.20
Income from Investment Operations
Net investment income (loss) A,B	.54 C	.71	.65	.63	.72 D	.36
Net realized and unrealized gain (loss)	3.80	11.54	10.86	1.98	(17.07)	14.71
Total from investment operations	4.34	12.25	11.51	2.61	(16.35)	15.07
Distributions from net investment income	(1.78)	(1.38)	(.85)	(.14)	(1.54)	(.25)
Distributions from net realized gain	(2.19)	-	-	-	(4.38)	(1.71)
Total distributions	(3.97)	(1.38)	(.85)	(.14)	(5.92)	(1.96)
Net asset value, end of period	$61.41	$61.04	$50.17	$39.51	$37.04	$59.31
Total Return E,F	7.71%	25.07%	29.52%	7.04%	(30.36)%	33.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.66%	.58%	.66%	.98%	.99%
Expenses net of fee waivers, if any	.75 % I	.66%	.58%	.65%	.97%	.99%
Expenses net of all reductions, if any	.75% I	.66%	.58%	.65%	.97%	.99%
Net investment income (loss)	1.43% C,I	1.32%	1.35%	1.51%	1.60% D	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$4,722,602	$4,408,318	$3,704,910	$3,352,940	$3,385,800	$5,117,474
Portfolio turnover rate J	77 % I	54%	44% K	49% K	43% K	41% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.07%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Discovery Fund Class K

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$60.81	$50.01	$39.39	$36.93	$59.18	$46.10
Income from Investment Operations
Net investment income (loss) A,B	.56 C	.74	.68	.68	.78 D	.41
Net realized and unrealized gain (loss)	3.78	11.50	10.83	1.96	(17.02)	14.67
Total from investment operations	4.34	12.24	11.51	2.64	(16.24)	15.08
Distributions from net investment income	(1.79)	(1.44)	(.89)	(.18)	(1.62)	(.29)
Distributions from net realized gain	(2.19)	-	-	-	(4.38)	(1.71)
Total distributions	(3.98)	(1.44)	(.89)	(.18)	(6.01) E	(2.00)
Net asset value, end of period	$61.17	$60.81	$50.01	$39.39	$36.93	$59.18
Total Return F,G	7.75%	25.15%	29.64%	7.15%	(30.28)%	33.40%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.68% J	.59%	.51%	.55%	.87%	.90%
Expenses net of fee waivers, if any	.68 % J	.59%	.51%	.54%	.87%	.90%
Expenses net of all reductions, if any	.68% J	.59%	.51%	.54%	.87%	.90%
Net investment income (loss)	1.50% C,J	1.40%	1.41%	1.62%	1.71% D	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$601,670	$611,520	$645,612	$476,117	$602,552	$1,371,352
Portfolio turnover rate K	77 % J	54%	44% L	49% L	43% L	41% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.14%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.35%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Discovery Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$60.69	$49.96	$39.35	$36.90	$59.15	$46.08
Income from Investment Operations
Net investment income (loss) A,B	.52 C	.69	.62	.63	.69 D	.35
Net realized and unrealized gain (loss)	3.79	11.47	10.83	1.96	(16.99)	14.67
Total from investment operations	4.31	12.16	11.45	2.59	(16.30)	15.02
Distributions from net investment income	(1.79)	(1.43)	(.84)	(.14)	(1.57)	(.24)
Distributions from net realized gain	(2.19)	-	-	-	(4.38)	(1.71)
Total distributions	(3.98)	(1.43)	(.84)	(.14)	(5.95)	(1.95)
Net asset value, end of period	$61.02	$60.69	$49.96	$39.35	$36.90	$59.15
Total Return E,F	7.70%	25.01%	29.49%	7.01%	(30.37)%	33.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.79% I	.70%	.62%	.67%	.99%	1.02%
Expenses net of fee waivers, if any	.79 % I	.70%	.62%	.66%	.99%	1.02%
Expenses net of all reductions, if any	.79% I	.70%	.62%	.66%	.99%	1.02%
Net investment income (loss)	1.38% C,I	1.28%	1.30%	1.50%	1.59% D	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,036,864	$1,024,382	$776,727	$496,845	$509,367	$565,667
Portfolio turnover rate J	77 % I	54%	44% K	49% K	43% K	41% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.03%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Discovery Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$60.69	$49.93	$39.33	$36.88	$59.14	$46.07
Income from Investment Operations
Net investment income (loss) A,B	.55 C	.75	.68	.67	.76 D	.43
Net realized and unrealized gain (loss)	3.79	11.47	10.82	1.97	(16.99)	14.64
Total from investment operations	4.34	12.22	11.50	2.64	(16.23)	15.07
Distributions from net investment income	(1.83)	(1.46)	(.90)	(.19)	(1.65)	(.29)
Distributions from net realized gain	(2.19)	-	-	-	(4.38)	(1.71)
Total distributions	(4.02)	(1.46)	(.90)	(.19)	(6.03)	(2.00)
Net asset value, end of period	$61.01	$60.69	$49.93	$39.33	$36.88	$59.14
Total Return E,F	7.76%	25.17%	29.65%	7.14%	(30.29)%	33.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68% I	.59%	.52%	.55%	.87%	.90%
Expenses net of fee waivers, if any	.68 % I	.59%	.51%	.54%	.87%	.90%
Expenses net of all reductions, if any	.68% I	.59%	.51%	.54%	.87%	.90%
Net investment income (loss)	1.50% C,I	1.40%	1.41%	1.62%	1.71% D	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$5,978,088	$5,817,380	$4,548,779	$2,667,797	$2,720,340	$3,972,323
Portfolio turnover rate J	77 % I	54%	44% K	49% K	43% K	41% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.14%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.35%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Convertible Preferred Stocks	$94,259,587	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	8.5	Increase
			Enterprise value/Revenue multiple (EV/R)	2.0 - 7.8 / 2.2	Increase
			Enterprise value/Gross profit multiple (EV/GP)	7.3	Increase
		Market approach	Transaction price	$15.40	Increase
			Discount rate	25.0%	Decrease
		Black scholes	Discount rate	3.8%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase
Common Stocks	$67,736,708	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.3 - 7.8 / 6.9	Increase
			Enterprise value/Net income (EV/NI)	14.0 - 30.0 / 24.7	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	2.4%	Increase
			Term	2.0	Increase
			Volatility	75.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Consolidated Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,192,201,216
Gross unrealized depreciation	(243,972,803)
Net unrealized appreciation (depreciation)	$3,948,228,413
Tax cost	$8,572,592,142

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Special Purpose Vehicle. The Funds included in the table below hold private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV	% of Fund's Total Assets
Fidelity International Discovery Fund	FID FDO 305, LLC	47,456,279.37

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery Fund	4,500,146,148	4,772,150,906
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.84
Class M	.84
Class C	.84
International Discovery	.78
Class K	.68
Class I	.80
Class Z	.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.78
Class M	.78
Class C	.78
International Discovery	.74
Class K	.67
Class I	.78
Class Z	.67

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity International Discovery Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of International Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was less than .005%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	211,876	4,513
Class M	.25%	.25%	51,668	828
Class C	.75%	.25%	25,109	4,166
			288,653	9,507

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13,130
Class M	1,783
Class CA	43
14,956

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Discovery Fund	6,593

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Discovery Fund	Borrower	16,453,240	3.89%	8,882

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Discovery Fund	209,785,311	154,343,777	34,168,517

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity International Discovery Fund	166,578
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity International Discovery Fund	7,593
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the ConsolidatedStatement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Discovery Fund	82,544	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity International Discovery Fund	2,351,642
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,303.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity International Discovery Fund
Distributions to shareholders
Class A	$10,622,071	$3,553,974
Class M	1,263,585	392,108
Class C	294,107	79,580
International Discovery	287,700,601	101,373,792
Class K	38,774,762	17,514,884
Class I	68,831,123	22,644,236
Class Z	386,888,767	133,081,549
Total	$794,375,016	$278,640,123
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity International Discovery Fund
Class A
Shares sold	189,403	169,906	$11,101,959	$9,072,981
Reinvestment of distributions	187,608	71,602	10,495,934	3,507,794
Shares redeemed	(198,479)	(408,117)	(11,576,646)	(21,413,069)
Net increase (decrease)	178,532	(166,609)	$10,021,247	$(8,832,294)
Class M
Shares sold	17,685	20,223	$1,044,994	$1,053,406
Reinvestment of distributions	22,596	8,014	1,252,190	389,159
Shares redeemed	(32,241)	(41,171)	(1,890,888)	(2,155,619)
Net increase (decrease)	8,040	(12,934)	$406,296	$(713,054)
Class C
Shares sold	11,410	15,751	$659,299	$828,716
Reinvestment of distributions	5,343	1,646	292,387	78,954
Shares redeemed	(16,687)	(24,156)	(956,230)	(1,233,216)
Net increase (decrease)	66	(6,759)	$(4,544)	$(325,546)
International Discovery
Shares sold	5,337,187	6,222,698	$316,508,470	$334,368,072
Reinvestment of distributions	4,656,573	1,875,836	262,610,116	92,572,519
Shares redeemed	(5,316,706)	(9,722,586)	(314,678,372)	(517,362,444)
Net increase (decrease)	4,677,054	(1,624,052)	$264,440,214	$(90,421,853)
Class K
Shares sold	1,151,609	1,876,128	$68,758,929	$99,335,574
Reinvestment of distributions	690,377	356,501	38,774,762	17,514,884
Shares redeemed	(2,062,425)	(5,086,382)	(121,193,287)	(264,162,493)
Net increase (decrease)	(220,439)	(2,853,753)	$(13,659,596)	$(147,312,035)
Class I
Shares sold	3,222,060	7,557,597	$186,549,648	$389,724,198
Reinvestment of distributions	422,284	103,131	23,666,951	5,062,699
Shares redeemed	(3,529,315)	(6,328,809)	(203,473,695)	(319,443,891)
Net increase (decrease)	115,029	1,331,919	$6,742,904	$75,343,006
Class Z
Shares sold	761,960	5,980,670	$44,547,881	$306,303,735
Reinvestment of distributions	5,521,908	2,691,652	309,306,966	131,971,709
Shares redeemed	(4,146,029)	(3,912,968)	(239,309,948)	(204,118,328)
Net increase (decrease)	2,137,839	4,759,354	$114,544,899	$234,157,116
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Discovery Fund	38%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Discovery Fund	49
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.807261.121
IGI-SANN-0626
Fidelity® International Capital Appreciation K6 Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Capital Appreciation K6 Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.1%
	Shares	Value ($)
AUSTRIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Erste Group Bank AG	267,631	29,572,183
BRAZIL - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
Wheaton Precious Metals Corp	275,804	34,838,186
CANADA - 3.4%
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Celestica Inc (United States) (a)	110,349	45,197,847
Materials - 1.4%
Metals & Mining - 1.4%
Franco-Nevada Corp	138,848	32,033,118
TOTAL CANADA		77,230,965
CHINA - 1.4%
Industrials - 1.4%
Electrical Equipment - 1.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	490,600	31,517,621
DENMARK - 1.5%
Industrials - 1.5%
Air Freight & Logistics - 1.5%
DSV A/S	138,915	34,002,502
FINLAND - 1.2%
Information Technology - 1.2%
Communications Equipment - 1.2%
Nokia Oyj ADR	2,102,953	27,149,123
FRANCE - 3.2%
Industrials - 3.2%
Aerospace & Defense - 1.7%
Safran SA	117,616	37,768,006
Electrical Equipment - 1.5%
Legrand SA	189,921	34,026,935
TOTAL FRANCE		71,794,941
GERMANY - 5.2%
Industrials - 3.9%
Aerospace & Defense - 1.8%
Rheinmetall AG	25,380	40,385,536
Electrical Equipment - 2.1%
Siemens Energy AG	223,257	47,316,579
TOTAL INDUSTRIALS		87,702,115
Materials - 1.3%
Construction Materials - 1.3%
Heidelberg Materials AG	137,232	30,279,317
TOTAL GERMANY		117,981,432
INDIA - 3.8%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Bharti Airtel Ltd	1,494,921	29,884,542
Financials - 1.2%
Banks - 1.2%
ICICI Bank Ltd	2,061,143	27,658,211
Industrials - 1.3%
Transportation Infrastructure - 1.3%
Adani Ports & Special Economic Zone Ltd	1,671,195	29,365,507
TOTAL INDIA		86,908,260
ISRAEL - 6.5%
Financials - 4.5%
Banks - 3.2%
Bank Hapoalim BM	1,372,683	36,792,701
Bank Leumi Le-Israel BM	1,405,567	35,561,763
		72,354,464
Insurance - 1.3%
Harel Insurance Investments & Financial Services Ltd	392,081	24,340,878
Phoenix Financial Ltd	74,119	4,458,078
		28,798,956
TOTAL FINANCIALS		101,153,420
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Next Vision Stabilized Systems Ltd	395,625	45,350,415
TOTAL ISRAEL		146,503,835
ITALY - 3.4%
Financials - 3.4%
Banks - 3.4%
Intesa Sanpaolo SpA	5,866,429	39,857,883
UniCredit SpA	485,021	37,483,580

TOTAL ITALY		77,341,463
JAPAN - 15.9%
Consumer Staples - 1.4%
Tobacco - 1.4%
Japan Tobacco Inc	827,120	30,814,137
Financials - 3.5%
Banks - 3.5%
Mitsubishi UFJ Financial Group Inc	2,208,665	39,673,897
Sumitomo Mitsui Financial Group Inc	1,120,964	39,580,179
TOTAL FINANCIALS		79,254,076
Industrials - 6.4%
Electrical Equipment - 1.4%
Fujikura Ltd	817,745	31,551,055
Industrial Conglomerates - 2.1%
Hitachi Ltd	1,498,730	47,657,140
Machinery - 2.9%
Kawasaki Heavy Industries Ltd	1,368,297	28,130,014
Mitsubishi Heavy Industries Ltd	1,199,202	35,791,261
		63,921,275
TOTAL INDUSTRIALS		143,129,470
Information Technology - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
Advantest Corp	203,303	37,960,445
Disco Corp	73,884	35,152,714
Tokyo Electron Ltd	105,104	30,972,344
TOTAL INFORMATION TECHNOLOGY		104,085,503
TOTAL JAPAN		357,283,186
KOREA (SOUTH) - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
SK Hynix Inc	62,070	55,707,390
MEXICO - 1.1%
Industrials - 1.1%
Transportation Infrastructure - 1.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	952,736	23,900,074
NETHERLANDS - 5.2%
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
ASM International NV	50,372	49,104,323
ASML Holding NV	47,878	69,209,865

TOTAL NETHERLANDS		118,314,188
SPAIN - 3.8%
Financials - 2.0%
Banks - 2.0%
Banco Santander SA	3,651,042	44,478,772
Utilities - 1.8%
Electric Utilities - 1.8%
Iberdrola SA	1,789,892	41,962,638
TOTAL SPAIN		86,441,410
SWEDEN - 1.2%
Industrials - 1.2%
Building Products - 1.2%
Assa Abloy AB B Shares	707,211	26,916,568
SWITZERLAND - 3.4%
Financials - 3.4%
Capital Markets - 1.8%
UBS Group AG	939,526	41,484,158
Insurance - 1.6%
Zurich Insurance Group AG	51,051	35,593,793
TOTAL SWITZERLAND		77,077,951
TAIWAN - 6.9%
Information Technology - 6.9%
Semiconductors & Semiconductor Equipment - 6.9%
Taiwan Semiconductor Manufacturing Co Ltd	2,228,708	155,213,395
UNITED ARAB EMIRATES - 1.0%
Industrials - 1.0%
Transportation Infrastructure - 1.0%
Salik Co PJSC	15,183,176	23,148,236
UNITED KINGDOM - 6.8%
Consumer Staples - 1.9%
Tobacco - 1.9%
British American Tobacco PLC	709,753	41,800,782
Financials - 1.1%
Insurance - 1.1%
Aviva PLC	3,276,335	27,801,789
Industrials - 3.8%
Aerospace & Defense - 3.8%
BAE Systems PLC	1,364,814	37,960,337
Rolls-Royce Holdings PLC	2,926,456	47,091,243
TOTAL INDUSTRIALS		85,051,580
TOTAL UNITED KINGDOM		154,654,151
UNITED STATES - 19.9%
Consumer Discretionary - 2.7%
Hotels, Restaurants & Leisure - 2.7%
Hilton Worldwide Holdings Inc	84,297	27,318,129
InterContinental Hotels Group PLC	232,316	33,244,420
TOTAL CONSUMER DISCRETIONARY		60,562,549
Financials - 3.7%
Capital Markets - 1.3%
Moody's Corp	62,380	28,810,203
Financial Services - 2.4%
Mastercard Inc Class A	52,218	26,261,477
Visa Inc Class A	85,496	28,200,001
		54,461,478
TOTAL FINANCIALS		83,271,681
Industrials - 8.4%
Aerospace & Defense - 1.2%
HEICO Corp	100,339	27,083,503
Building Products - 1.3%
Trane Technologies PLC	57,627	28,383,603
Commercial Services & Supplies - 1.2%
Waste Connections Inc	171,379	28,231,137
Construction & Engineering - 1.3%
Ferrovial SE	422,287	28,963,866
Electrical Equipment - 3.4%
Eaton Corp PLC (b)	66,693	28,878,736
Schneider Electric SE	150,508	47,892,973
		76,771,709
TOTAL INDUSTRIALS		189,433,818
Information Technology - 2.6%
Software - 2.6%
Cadence Design Systems Inc (a)	108,413	35,731,841
Synopsys Inc (a)	46,906	22,636,835
TOTAL INFORMATION TECHNOLOGY		58,368,676
Materials - 2.5%
Construction Materials - 2.5%
CRH PLC	210,745	24,956,423
Holcim AG	331,645	30,818,585
TOTAL MATERIALS		55,775,008
TOTAL UNITED STATES		447,411,732
TOTAL COMMON STOCKS (Cost $1,709,835,344)		2,260,908,792

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	394	394
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	28,237,776	28,240,600
TOTAL MONEY MARKET FUNDS (Cost $28,240,994)			28,240,994

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,738,076,338)	2,289,149,786
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(30,332,984)
NET ASSETS - 100.0%	2,258,816,802

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,518,970	420,444,421	441,962,137	328,657	(860)	-	394	394	0.0%
Fidelity Securities Lending Cash Central Fund	7,763,550	108,988,387	88,511,478	66,523	141	-	28,240,600	28,237,776	0.1%
Total	29,282,520	529,432,808	530,473,615	395,180	(719)	-	28,240,994

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	29,884,542	-	29,884,542	-
Consumer Discretionary	60,562,549	60,562,549	-	-
Consumer Staples	72,614,919	-	72,614,919	-
Financials	547,609,546	298,189,820	249,419,726	-
Industrials	745,962,432	337,210,340	408,752,092	-
Information Technology	609,386,537	225,170,384	384,216,153	-
Materials	152,925,629	91,827,727	61,097,902	-
Utilities	41,962,638	-	41,962,638	-

Money Market Funds	28,240,994	28,240,994	-	-
Total Investments in Securities:	2,289,149,786	1,041,201,814	1,247,947,972	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,184,874) - See accompanying schedule:
Unaffiliated issuers (cost $1,709,835,344)	$2,260,908,792
Fidelity Central Funds (cost $28,240,994)	28,240,994

Total Investment in Securities (cost $1,738,076,338)		$2,289,149,786
Foreign currency held at value (cost $183,500)		182,193
Receivable for investments sold		60,932,330
Receivable for fund shares sold		1,241,772
Dividends receivable		5,605,459
Reclaims receivable		3,782,505
Distributions receivable from Fidelity Central Funds		99,817
Other receivables		396,399
Total assets		2,361,390,261
Liabilities
Payable for investments purchased	$58,026,863
Payable for fund shares redeemed	2,452,727
Accrued management fee	1,182,496
Notes payable to affiliates	10,584,000
Other payables and accrued expenses	2,086,773
Collateral on securities loaned	28,240,600
Total liabilities		102,573,459
Net Assets		$2,258,816,802
Net Assets consist of:
Paid in capital		$1,668,113,611
Total accumulated earnings (loss)		590,703,191
Net Assets		$2,258,816,802
Net Asset Value, offering price and redemption price per share ($2,258,816,802 ÷ 123,235,403 shares)		$18.33
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$17,101,024
Interest		1,781
Income from Fidelity Central Funds (including $66,523 from security lending)		395,180
Income before foreign taxes withheld		$17,497,985
Less foreign taxes withheld		(1,796,930)
Total income		15,701,055
Expenses
Management fee	$6,893,678
Independent trustees' fees and expenses	3,378
Interest	101,150
Total expenses before reductions	6,998,206
Expense reductions	(147)
Total expenses after reductions		6,998,059
Net Investment income (loss)		8,702,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,102,548)	53,407,978
Fidelity Central Funds	(719)
Foreign currency transactions	(86,693)
Total net realized gain (loss)		53,320,566
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,142,542)	34,649,734
Assets and liabilities in foreign currencies	69,344
Total change in net unrealized appreciation (depreciation)		34,719,078
Net gain (loss)		88,039,644
Net increase (decrease) in net assets resulting from operations		$96,742,640
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,702,996	$14,155,550
Net realized gain (loss)	53,320,566	157,090,770
Change in net unrealized appreciation (depreciation)	34,719,078	112,538,330
Net increase (decrease) in net assets resulting from operations	96,742,640	283,784,650
Distributions to shareholders	(181,496,626)	(45,040,106)

Share transactions
Proceeds from sales of shares	459,881,390	1,020,368,593
Reinvestment of distributions	179,530,434	44,942,135
Cost of shares redeemed	(426,121,725)	(794,408,016)

Net increase (decrease) in net assets resulting from share transactions	213,290,099	270,902,712
Total increase (decrease) in net assets	128,536,113	509,647,256

Net Assets
Beginning of period	2,130,280,689	1,620,633,433
End of period	$2,258,816,802	$2,130,280,689

Other Information
Shares
Sold	25,282,657	55,957,227
Issued in reinvestment of distributions	10,413,598	2,687,927
Redeemed	(23,457,331)	(43,951,770)
Net increase (decrease)	12,238,924	14,693,384

Financial Highlights
Fidelity® International Capital Appreciation K6 Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.19	$16.83	$13.05	$11.29	$17.82	$13.99
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.11	.08	.06	.05
Net realized and unrealized gain (loss)	.73	2.69	3.74	1.73	(5.14)	3.85
Total from investment operations	.80	2.83	3.85	1.81	(5.08)	3.90
Distributions from net investment income	(.20)	(.17)	(.07)	(.05)	(.04)	(.07)
Distributions from net realized gain	(1.46)	(.31)	-	-	(1.41)	-
Total distributions	(1.66)	(.47) C	(.07)	(.05)	(1.45)	(.07)
Net asset value, end of period	$18.33	$19.19	$16.83	$13.05	$11.29	$17.82
Total Return D,E	4.70%	17.26%	29.54%	16.02%	(30.83)%	27.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.65%	.66%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.66 % H	.65%	.66%	.65%	.65%	.65%
Expenses net of all reductions, if any	.66% H	.65%	.66%	.65%	.65%	.65%
Net investment income (loss)	.82% H	.76%	.66%	.59%	.44%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,258,817	$2,130,281	$1,620,633	$1,092,342	$763,118	$923,233
Portfolio turnover rate I	141 % H	110%	84%	78%	119% J	149%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity International Capital Appreciation K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$578,796,597
Gross unrealized depreciation	(29,834,929)
Net unrealized appreciation (depreciation)	$548,961,668
Tax cost	$1,740,188,118
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation K6 Fund	1,551,783,815	1,492,223,351
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .65% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Capital Appreciation K6 Fund	1,166

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Capital Appreciation K6 Fund	Borrower	13,145,319	3.97%	100,078

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Capital Appreciation K6 Fund	115,780,155	69,139,237	2,870,144
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Capital Appreciation K6 Fund	7,150	-	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Capital Appreciation K6 Fund	4,416,000	4.37%	1,072
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $147.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883990.108
IVFK6-SANN-0626
Fidelity® Global Equity Income Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Global Equity Income Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
BELGIUM - 0.9%
Financials - 0.5%
Banks - 0.5%
KBC Group NV	18,598	2,471,970
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA (a)	6,532	1,772,444
TOTAL BELGIUM		4,244,414
BRAZIL - 0.6%
Utilities - 0.6%
Electric Utilities - 0.6%
Equatorial SA	304,274	2,600,443
CANADA - 4.0%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc	26,411	2,131,196
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard Inc	56,483	3,341,535
Metro Inc/CN	45,815	3,071,310
TOTAL CONSUMER STAPLES		6,412,845
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd	54,842	2,617,849
Imperial Oil Ltd	24,880	3,332,841
PrairieSky Royalty Ltd	90,106	2,275,950
TOTAL ENERGY		8,226,640
Information Technology - 0.3%
Software - 0.3%
Constellation Software Inc/Canada	1,149	2,092,612
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	581	0
TOTAL INFORMATION TECHNOLOGY		2,092,612
TOTAL CANADA		18,863,293
DENMARK - 0.1%
Financials - 0.1%
Insurance - 0.1%
Tryg A/S	29,100	698,347
FRANCE - 2.8%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	2,887	1,529,491
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	14,400	1,128,212
Energy - 1.1%
Energy Equipment & Services - 0.6%
Vallourec SACA	80,300	2,417,361
Oil, Gas & Consumable Fuels - 0.5%
Gaztransport Et Technigaz SA	9,500	2,307,983
TOTAL ENERGY		4,725,344
Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (d)(e)	10,891	1,050,699
Industrials - 0.8%
Aerospace & Defense - 0.8%
Airbus SE	8,818	1,817,914
Thales SA	6,300	1,730,846
TOTAL INDUSTRIALS		3,548,760
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	8,109	986,187
TOTAL FRANCE		12,968,693
GERMANY - 3.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Deutsche Telekom AG	146,809	4,742,026
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	18,700	905,633
Industrials - 2.7%
Aerospace & Defense - 2.0%
Rheinmetall AG	5,932	9,439,204
Industrial Conglomerates - 0.7%
Siemens AG	10,288	3,057,194
TOTAL INDUSTRIALS		12,496,398
TOTAL GERMANY		18,144,057
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
AIA Group Ltd	175,286	1,924,425
HUNGARY - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Richter Gedeon Nyrt	74,600	3,142,265
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	20,158	512,215
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	71,339	163,944
TOTAL INDIA		676,159
IRELAND - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	9,100	771,111
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	111,300	1,279,886
TOTAL IRELAND		2,050,997
ITALY - 1.6%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (c)	2,500	868,250
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	40,300	2,347,877
Industrials - 0.9%
Electrical Equipment - 0.9%
Prysmian SpA	28,800	4,380,746
TOTAL ITALY		7,596,873
JAPAN - 3.8%
Communication Services - 0.5%
Entertainment - 0.5%
Capcom Co Ltd	49,836	1,052,218
Nintendo Co Ltd	25,865	1,265,287
TOTAL COMMUNICATION SERVICES		2,317,505
Consumer Discretionary - 0.7%
Household Durables - 0.7%
Sony Group Corp	155,880	3,123,108
Financials - 0.0%
Financial Services - 0.0%
Sony Financial Group Inc	155,880	139,849
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	8,596	1,605,250
Industrials - 1.6%
Industrial Conglomerates - 0.9%
Hitachi Ltd	132,023	4,198,114
Machinery - 0.2%
Ebara Corp	27,896	954,264
Trading Companies & Distributors - 0.5%
Inaba Denki Sangyo Co Ltd	137,198	2,314,507
TOTAL INDUSTRIALS		7,466,885
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Renesas Electronics Corp	83,679	1,692,211
Materials - 0.3%
Chemicals - 0.3%
Shin-Etsu Chemical Co Ltd	34,680	1,596,744
TOTAL JAPAN		17,941,552
KENYA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Safaricom PLC	1,360,546	312,878
KOREA (SOUTH) - 4.0%
Information Technology - 4.0%
Technology Hardware, Storage & Peripherals - 4.0%
Samsung Electronics Co Ltd	122,116	18,507,207
NETHERLANDS - 2.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Magnum Ice Cream Co NV/The (United Kingdom)	6,465	94,306
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
NXP Semiconductors NV	31,245	9,173,220
TOTAL NETHERLANDS		9,267,526
SOUTH AFRICA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	17,840	966,035
SWEDEN - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	40,600	436,397
SWITZERLAND - 0.9%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	8,776	1,684,267
Health Care - 0.6%
Pharmaceuticals - 0.6%
Galderma Group AG	13,109	2,750,182
TOTAL SWITZERLAND		4,434,449
TAIWAN - 5.5%
Information Technology - 5.5%
Semiconductors & Semiconductor Equipment - 5.5%
Taiwan Semiconductor Manufacturing Co Ltd	366,452	25,520,732
UNITED KINGDOM - 8.8%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	107,346	3,032,525
Leisure Products - 0.3%
Games Workshop Group PLC	5,341	1,416,488
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC (a)	89,257	1,406,222
TOTAL CONSUMER DISCRETIONARY		5,855,235
Consumer Staples - 2.1%
Beverages - 0.0%
Diageo PLC	27,820	562,503
Food Products - 0.6%
Cranswick PLC	20,600	1,510,895
Premier Foods PLC	401,653	1,080,528
		2,591,423
Personal Care Products - 0.4%
Unilever PLC	28,735	1,675,686
Tobacco - 1.1%
British American Tobacco PLC	72,500	4,269,875
Imperial Brands PLC	21,601	820,680
		5,090,555
TOTAL CONSUMER STAPLES		9,920,167
Financials - 1.1%
Banks - 0.4%
Lloyds Banking Group PLC	1,028,879	1,398,558
Starling Bank Ltd (b)(f)	83,600	249,132
		1,647,690
Capital Markets - 0.5%
London Stock Exchange Group PLC	19,550	2,540,554
Insurance - 0.2%
Hiscox Ltd	40,809	859,618
TOTAL FINANCIALS		5,047,862
Health Care - 2.0%
Pharmaceuticals - 2.0%
Astrazeneca PLC (United States)	33,768	6,327,110
GSK PLC	112,397	2,946,766
TOTAL HEALTH CARE		9,273,876
Industrials - 2.2%
Aerospace & Defense - 1.5%
BAE Systems PLC	116,374	3,236,775
Rolls-Royce Holdings PLC	238,837	3,843,261
		7,080,036
Professional Services - 0.5%
RELX PLC	59,541	2,171,243
Trading Companies & Distributors - 0.2%
RS GROUP PLC	95,777	784,578
TOTAL INDUSTRIALS		10,035,857
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	11,400	683,638
TOTAL UNITED KINGDOM		40,816,635
UNITED STATES - 56.0%
Communication Services - 6.9%
Diversified Telecommunication Services - 0.7%
AT&T Inc	49,394	1,290,665
Comcast Corp Class A	33,025	892,996
Verizon Communications Inc	27,382	1,315,158
		3,498,819
Entertainment - 0.6%
Walt Disney Co/The	26,030	2,700,612
Interactive Media & Services - 4.8%
Alphabet Inc Class A	57,987	22,313,398
Media - 0.0%
Versant Media Group Inc Class A	1,321	53,090
Wireless Telecommunication Services - 0.8%
T-Mobile US Inc	18,177	3,553,604
TOTAL COMMUNICATION SERVICES		32,119,523
Consumer Discretionary - 3.5%
Diversified Consumer Services - 0.2%
H&R Block Inc	34,398	1,091,449
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp	7,793	2,287,947
Starbucks Corp	12,444	1,310,726
		3,598,673
Specialty Retail - 1.7%
Lowe's Cos Inc	10,807	2,580,603
TJX Cos Inc/The	34,626	5,427,626
		8,008,229
Textiles, Apparel & Luxury Goods - 0.8%
NIKE Inc Class B	10,800	479,088
Tapestry Inc	22,550	3,270,652
		3,749,740
TOTAL CONSUMER DISCRETIONARY		16,448,091
Consumer Staples - 3.9%
Beverages - 1.1%
Coca-Cola Co/The	44,667	3,517,973
Keurig Dr Pepper Inc	48,055	1,412,817
		4,930,790
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc Class A (c)	27,400	461,689
BJ's Wholesale Club Holdings Inc (a)	13,485	1,266,107
Costco Wholesale Corp	1,924	1,951,956
Target Corp	8,845	1,147,639
Walmart Inc	36,144	4,768,478
		9,595,869
Food Products - 0.0%
Mondelez International Inc	9,931	610,161
Household Products - 0.7%
Procter & Gamble Co/The	21,290	3,131,546
TOTAL CONSUMER STAPLES		18,268,366
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Exxon Mobil Corp	34,804	5,371,302
Shell PLC	47,834	2,174,859
TOTAL ENERGY		7,546,161
Financials - 10.4%
Banks - 6.5%
Bank of America Corp	93,751	5,011,928
JPMorgan Chase & Co	33,822	10,594,066
M&T Bank Corp	15,145	3,311,151
PNC Financial Services Group Inc/The	18,347	4,091,381
US Bancorp	41,200	2,334,392
Wells Fargo & Co	55,448	4,559,489
		29,902,407
Capital Markets - 1.0%
Blackrock Inc	1,300	1,385,280
Charles Schwab Corp/The	26,400	2,419,296
MSCI Inc	1,589	939,750
		4,744,326
Consumer Finance - 0.4%
Capital One Financial Corp	10,053	1,923,139
Financial Services - 0.2%
Apollo Global Management Inc	7,200	926,784
Insurance - 2.3%
Chubb Ltd	8,427	2,755,629
Hartford Insurance Group Inc/The	32,028	4,381,751
Travelers Companies Inc/The	11,424	3,485,919
		10,623,299
TOTAL FINANCIALS		48,119,955
Health Care - 6.0%
Biotechnology - 2.6%
AbbVie Inc	35,473	7,496,155
Gilead Sciences Inc	34,005	4,449,214
		11,945,369
Health Care Providers & Services - 0.5%
UnitedHealth Group Inc	6,496	2,406,638
Life Sciences Tools & Services - 0.3%
Danaher Corp	9,548	1,708,615
Pharmaceuticals - 2.6%
Eli Lilly & Co	7,230	6,757,158
Johnson & Johnson	1,000	229,850
Merck & Co Inc	30,868	3,370,168
Royalty Pharma PLC Class A	36,012	1,803,841
		12,161,017
TOTAL HEALTH CARE		28,221,639
Industrials - 3.9%
Aerospace & Defense - 1.6%
GE Aerospace	20,539	5,954,873
General Dynamics Corp	3,718	1,280,107
		7,234,980
Building Products - 0.5%
Johnson Controls International plc	16,248	2,372,695
Electrical Equipment - 1.3%
GE Vernova Inc	5,491	5,949,279
Ground Transportation - 0.3%
Norfolk Southern Corp	5,000	1,579,150
Machinery - 0.2%
Crane Co	6,314	1,122,187
TOTAL INDUSTRIALS		18,258,291
Information Technology - 14.4%
Communications Equipment - 1.1%
Cisco Systems Inc	56,275	5,149,163
Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co	8,814	393,809
IT Services - 1.1%
Accenture PLC Class A	10,387	1,856,261
Amdocs Ltd	29,626	1,915,913
IBM Corporation	6,500	1,501,370
		5,273,544
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Inc	28,917	12,070,823
Software - 4.3%
Microsoft Corp	49,176	20,052,989
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	88,459	24,003,350
TOTAL INFORMATION TECHNOLOGY		66,943,678
Materials - 1.6%
Chemicals - 1.1%
Linde PLC	9,868	4,945,250
Construction Materials - 0.2%
Holcim AG	13,060	1,213,619
Containers & Packaging - 0.3%
Ball Corp	12,898	787,810
Crown Holdings Inc	5,400	530,874
		1,318,684
TOTAL MATERIALS		7,477,553
Real Estate - 1.0%
Specialized REITs - 1.0%
American Tower Corp	6,319	1,154,544
Lamar Advertising Co Class A	18,863	2,600,076
Public Storage	3,626	1,096,684
TOTAL REAL ESTATE		4,851,304
Utilities - 2.8%
Electric Utilities - 1.3%
NextEra Energy Inc	35,637	3,488,150
PG&E Corp	34,085	566,492
Southern Co/The	19,668	1,901,896
		5,956,538
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	9,100	855,855
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	19,645	3,100,767
Multi-Utilities - 0.7%
Ameren Corp	17,643	2,005,127
WEC Energy Group Inc	9,315	1,098,611
		3,103,738
TOTAL UTILITIES		13,016,898
TOTAL UNITED STATES		261,271,459
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (a)	61,057	1,495,017
TOTAL COMMON STOCKS (Cost $286,837,171)		453,879,853

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	11,706,899	11,709,241
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	310,064	310,094
TOTAL MONEY MARKET FUNDS (Cost $12,019,335)			12,019,335

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $298,856,506)	465,899,188
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,271,087
NET ASSETS - 100.0%	467,170,275

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,050,699 or 0.2% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,050,699 or 0.2% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $249,132 or 0.1% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd	6/18/2021 - 4/5/2022	170,981

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,046,726	34,116,268	32,453,329	241,314	(424)	-	11,709,241	11,706,899	0.0%
Fidelity Securities Lending Cash Central Fund	-	10,347,736	10,037,687	1,080	45	-	310,094	310,064	0.0%
Total	10,046,726	44,464,004	42,491,016	242,394	(379)	-	12,019,335

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	39,491,932	32,432,401	7,059,531	-
Consumer Discretionary	32,605,673	26,832,263	5,773,410	-
Consumer Staples	36,595,007	28,138,051	8,456,956	-
Energy	20,498,145	18,323,286	2,174,859	-
Financials	61,245,208	57,533,244	3,462,832	249,132
Health Care	50,019,166	41,811,335	8,207,831	-
Industrials	56,186,937	28,482,073	27,704,864	-
Information Technology	126,199,826	79,329,545	46,870,281	-
Materials	10,569,314	7,758,951	2,810,363	-
Real Estate	4,851,304	4,851,304	-	-
Utilities	15,617,341	15,617,341	-	-

Money Market Funds	12,019,335	12,019,335	-	-
Total Investments in Securities:	465,899,188	353,129,129	112,520,927	249,132
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $735,505) - See accompanying schedule:
Unaffiliated issuers (cost $286,837,171)	$453,879,853
Fidelity Central Funds (cost $12,019,335)	12,019,335

Total Investment in Securities (cost $298,856,506)		$465,899,188
Cash		25,794
Foreign currency held at value (cost $34,619)		34,763
Receivable for investments sold		1,007,851
Receivable for fund shares sold		291,316
Dividends receivable		613,808
Reclaims receivable		332,636
Distributions receivable from Fidelity Central Funds		37,856
Prepaid expenses		94
Other receivables		382
Total assets		468,243,688
Liabilities
Payable for fund shares redeemed	$373,133
Accrued management fee	307,114
Distribution and service plan fees payable	21,508
Other payables and accrued expenses	61,608
Collateral on securities loaned	310,050
Total liabilities		1,073,413
Net Assets		$467,170,275
Net Assets consist of:
Paid in capital		$300,325,968
Total accumulated earnings (loss)		166,844,307
Net Assets		$467,170,275

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($35,079,369 ÷ 1,316,916 shares)(a)		$26.64
Maximum offering price per share (100/94.25 of $26.64)		$28.27
Class M :
Net Asset Value and redemption price per share ($25,154,635 ÷ 944,951 shares)(a)		$26.62
Maximum offering price per share (100/96.50 of $26.62)		$27.59
Class C :
Net Asset Value and offering price per share ($5,182,523 ÷ 195,489 shares)(a)		$26.51
Fidelity Global Equity Income Fund :
Net Asset Value, offering price and redemption price per share ($339,709,402 ÷ 12,755,501 shares)		$26.63
Class I :
Net Asset Value, offering price and redemption price per share ($21,821,588 ÷ 819,183 shares)		$26.64
Class Z :
Net Asset Value, offering price and redemption price per share ($40,222,758 ÷ 1,509,697 shares)		$26.64
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$3,706,032
Income from Fidelity Central Funds (including $1,080 from security lending)		242,394
Security lending		6
Income before foreign taxes withheld		$3,948,432
Less foreign taxes withheld		(190,067)
Total income		3,758,365
Expenses
Management fee	$1,739,363
Distribution and service plan fees	124,400
Custodian fees and expenses	7,803
Independent trustees' fees and expenses	635
Registration fees	59,056
Audit fees	17,735
Legal	213
Miscellaneous	548
Total expenses before reductions	1,949,753
Expense reductions	(179)
Total expenses after reductions		1,949,574
Net Investment income (loss)		1,808,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	204,294
Fidelity Central Funds	(379)
Foreign currency transactions	20,133
Total net realized gain (loss)		224,048
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $6,092)	38,207,310
Assets and liabilities in foreign currencies	19,092
Total change in net unrealized appreciation (depreciation)		38,226,402
Net gain (loss)		38,450,450
Net increase (decrease) in net assets resulting from operations		$40,259,241
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,808,791	$3,394,147
Net realized gain (loss)	224,048	11,286,924
Change in net unrealized appreciation (depreciation)	38,226,402	51,046,819
Net increase (decrease) in net assets resulting from operations	40,259,241	65,727,890
Distributions to shareholders	(6,027,300)	(4,747,368)

Share transactions - net increase (decrease)	41,904,383	72,355,976
Total increase (decrease) in net assets	76,136,324	133,336,498

Net Assets
Beginning of period	391,033,951	257,697,453
End of period	$467,170,275	$391,033,951

Financial Highlights
Fidelity Advisor® Global Equity Income Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$24.63	$20.36	$21.10
Income from Investment Operations
Net investment income (loss) B,C	.08	.19	(.01)
Net realized and unrealized gain (loss)	2.27	4.36	(.73)
Total from investment operations	2.35	4.55	(.74)
Distributions from net investment income	(.07)	(.16)	-
Distributions from net realized gain	(.27)	(.13)	-
Total distributions	(.34)	(.28) D	-
Net asset value, end of period	$26.64	$24.63	$20.36
Total Return E,F,G	9.65%	22.58%	(3.51)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.15% J	1.21%	1.06% J,K
Expenses net of fee waivers, if any	1.15 % J	1.18%	1.05% J,K
Expenses net of all reductions, if any	1.15% J	1.18%	1.05% J,K
Net investment income (loss)	.60% J	.84%	(.82)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$35,079	$30,360	$24,403
Portfolio turnover rate L	3 % J	19%	29% M

AFor the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Global Equity Income Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$24.62	$20.36	$21.10
Income from Investment Operations
Net investment income (loss) B,C	.04	.13	(.01)
Net realized and unrealized gain (loss)	2.27	4.37	(.73)
Total from investment operations	2.31	4.50	(.74)
Distributions from net investment income	(.04)	(.11)	-
Distributions from net realized gain	(.27)	(.13)	-
Total distributions	(.31)	(.24)	-
Net asset value, end of period	$26.62	$24.62	$20.36
Total Return D,E,F	9.49%	22.29%	(3.51)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.40% I	1.46%	1.31% I,J
Expenses net of fee waivers, if any	1.40 % I	1.42%	1.31% I,J
Expenses net of all reductions, if any	1.40% I	1.42%	1.31% I,J
Net investment income (loss)	.35% I	.60%	(1.07)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$25,155	$22,341	$16,568
Portfolio turnover rate K	3 % I	19%	29% L

AFor the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Global Equity Income Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$24.54	$20.35	$21.10
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.02	(.01)
Net realized and unrealized gain (loss)	2.26	4.35	(.74)
Total from investment operations	2.24	4.37	(.75)
Distributions from net investment income	-	(.06)	-
Distributions from net realized gain	(.27)	(.13)	-
Total distributions	(.27)	(.18) D	-
Net asset value, end of period	$26.51	$24.54	$20.35
Total Return E,F,G	9.23%	21.64%	(3.55)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.90% J	1.96%	1.81% J,K
Expenses net of fee waivers, if any	1.90 % J	1.93%	1.80% J,K
Expenses net of all reductions, if any	1.90% J	1.93%	1.80% J,K
Net investment income (loss)	(.15)% J	.09%	(1.57)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$5,183	$4,906	$4,953
Portfolio turnover rate L	3 % J	19%	29% M

AFor the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Global Equity Income Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.62	$20.36	$16.19	$15.58	$19.80	$15.12
Income from Investment Operations
Net investment income (loss) A,B	.11	.25	.22	.22	.20	.15
Net realized and unrealized gain (loss)	2.28	4.36	4.17	.62	(2.21)	5.07
Total from investment operations	2.39	4.61	4.39	.84	(2.01)	5.22
Distributions from net investment income	(.10)	(.23)	(.22)	(.23)	(.17)	(.16)
Distributions from net realized gain	(.27)	(.13)	-	-	(2.04)	(.38)
Total distributions	(.38) C	(.35) C	(.22)	(.23)	(2.21)	(.54)
Net asset value, end of period	$26.63	$24.62	$20.36	$16.19	$15.58	$19.80
Total Return D,E	9.81%	22.93%	27.18%	5.36%	(11.45)%	35.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.85% H	.91%	.93%	1.00%	.98%	1.02%
Expenses net of fee waivers, if any	.85 % H	.89%	.92%	1.00%	.98%	1.02%
Expenses net of all reductions, if any	.85% H	.89%	.92%	1.00%	.98%	1.02%
Net investment income (loss)	.90% H	1.13%	1.15%	1.33%	1.22%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$339,709	$275,822	$166,803	$147,940	$139,355	$92,918
Portfolio turnover rate I	3 % H	19%	29% J	30%	61%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Global Equity Income Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$24.63	$20.36	$21.10
Income from Investment Operations
Net investment income (loss) B,C	.11	.24	- D
Net realized and unrealized gain (loss)	2.27	4.37	(.74)
Total from investment operations	2.38	4.61	(.74)
Distributions from net investment income	(.10)	(.22)	-
Distributions from net realized gain	(.27)	(.13)	-
Total distributions	(.37)	(.34) E	-
Net asset value, end of period	$26.64	$24.63	$20.36
Total Return F,G	9.78%	22.92%	(3.51)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.89% J	.95%	.80% J,K
Expenses net of fee waivers, if any	.89 % J	.91%	.80% J,K
Expenses net of all reductions, if any	.89% J	.91%	.80% J,K
Net investment income (loss)	.86% J	1.11%	(.57)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$21,822	$19,276	$14,026
Portfolio turnover rate L	3 % J	19%	29% M

AFor the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Global Equity Income Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$24.63	$20.36	$21.10
Income from Investment Operations
Net investment income (loss) B,C	.13	.27	- D
Net realized and unrealized gain (loss)	2.27	4.37	(.74)
Total from investment operations	2.40	4.64	(.74)
Distributions from net investment income	(.11)	(.24)	-
Distributions from net realized gain	(.27)	(.13)	-
Total distributions	(.39) E	(.37)	-
Net asset value, end of period	$26.64	$24.63	$20.36
Total Return F,G	9.85%	23.05%	(3.51)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.76% J	.82%	.64% J,K
Expenses net of fee waivers, if any	.76 % J	.78%	.64% J,K
Expenses net of all reductions, if any	.76% J	.78%	.64% J,K
Net investment income (loss)	.99% J	1.24%	(.41)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$40,223	$38,329	$30,944
Portfolio turnover rate L	3 % J	19%	29% M

AFor the period October 18, 2024 (commencement of sale of shares) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Equity Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$177,935,465
Gross unrealized depreciation	(11,707,720)
Net unrealized appreciation (depreciation)	$166,227,745
Tax cost	$299,671,443

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Equity Income Fund	41,454,661	5,415,600
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.86
Class C	.88
Fidelity Global Equity Income Fund	.86
Class I	.85
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Fidelity Global Equity Income Fund	.81
Class I	.85
Class Z	.72

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	40,567	1,908
Class M	.25%	.25%	59,172	529
Class C	.75%	.25%	24,661	2,465
			124,400	4,902

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	7,486
Class M	1,143
Class CA	42
8,671

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Global Equity Income Fund	41

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Global Equity Income Fund	2,873,126	27,614	1,991
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Global Equity Income Fund	265
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Global Equity Income Fund	116	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Global Equity Income Fund	422,665
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $179.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Global Equity Income Fund
Distributions to shareholders
Class A	$427,670	$340,380
Class M	288,057	200,992
Class C	53,235	41,563
Fidelity Global Equity Income Fund	4,363,490	3,393,599
Class I	291,516	275,658
Class Z	603,332	495,176
Total	$6,027,300	$4,747,368
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Global Equity Income Fund
Class A
Shares sold	179,418	281,020	$4,554,900	$6,199,876
Reinvestment of distributions	17,322	15,956	427,639	340,107
Shares redeemed	(112,492)	(262,832)	(2,859,109)	(5,665,599)
Net increase (decrease)	84,248	34,144	$2,123,430	$874,384
Class M
Shares sold	104,658	232,499	$2,638,577	$5,077,426
Reinvestment of distributions	11,599	9,467	286,255	200,333
Shares redeemed	(78,809)	(148,179)	(2,007,212)	(3,237,846)
Net increase (decrease)	37,448	93,787	$917,620	$2,039,913
Class C
Shares sold	21,673	21,168	$542,892	$473,525
Reinvestment of distributions	2,162	2,009	53,235	41,563
Shares redeemed	(28,273)	(66,633)	(716,532)	(1,437,294)
Net increase (decrease)	(4,438)	(43,456)	$(120,405)	$(922,206)
Fidelity Global Equity Income Fund
Shares sold	2,970,152	5,375,651	$75,080,106	$119,641,589
Reinvestment of distributions	159,231	140,510	3,930,235	3,021,195
Shares redeemed	(1,575,338)	(2,506,593)	(39,780,431)	(55,825,474)
Net increase (decrease)	1,554,045	3,009,568	$39,229,910	$66,837,310
Class I
Shares sold	70,923	315,716	$1,804,273	$6,755,276
Reinvestment of distributions	11,403	12,484	281,513	266,369
Shares redeemed	(45,823)	(234,372)	(1,155,653)	(5,068,708)
Net increase (decrease)	36,503	93,828	$930,133	$1,952,937
Class Z
Shares sold	203,772	504,954	$5,140,075	$11,596,596
Reinvestment of distributions	23,250	21,831	574,096	467,938
Shares redeemed	(273,306)	(490,493)	(6,890,476)	(10,490,896)
Net increase (decrease)	(46,284)	36,292	$(1,176,305)	$1,573,638
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.938166.113
GED-SANN-0626
Fidelity® Emerging Markets Discovery Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Discovery Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
ARGENTINA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
YPF SA Class D ADR (c)(d)	48,400	2,185,744
BRAZIL - 7.7%
Consumer Discretionary - 1.8%
Diversified Consumer Services - 0.6%
Afya Ltd Class A (d)	658,659	9,491,276
Specialty Retail - 1.2%
Vibra Energia SA	2,664,848	17,920,643
TOTAL CONSUMER DISCRETIONARY		27,411,919
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
PRIO SA/Brazil (c)	1,638,860	21,979,218
Financials - 1.0%
Insurance - 1.0%
Caixa Seguridade Participacoes S/A	3,989,390	14,574,107
Health Care - 1.0%
Pharmaceuticals - 1.0%
Hypera SA	3,136,551	14,270,870
Industrials - 2.3%
Commercial Services & Supplies - 1.3%
Orizon Valorizacao de Residuos SA (c)	1,139,280	18,751,024
Ground Transportation - 1.0%
Localiza Rent a Car SA	1,642,560	15,228,791
TOTAL INDUSTRIALS		33,979,815
Utilities - 0.1%
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	290,310	1,943,491
TOTAL BRAZIL		114,159,420
CHILE - 0.8%
Financials - 0.8%
Banks - 0.8%
Banco de Chile ADR	330,729	12,524,707
CHINA - 17.2%
Communication Services - 1.1%
Entertainment - 0.8%
DouYu International Holdings Ltd ADR (c)	609,903	2,976,326
Tencent Music Entertainment Group Class A ADR	988,450	9,064,087
		12,040,413
Interactive Media & Services - 0.3%
Tongdao Liepin Group (b)(c)	11,740,997	3,785,091
TOTAL COMMUNICATION SERVICES		15,825,504
Consumer Discretionary - 3.1%
Automobile Components - 0.8%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	1,787,411	12,092,864
Diversified Consumer Services - 0.8%
TAL Education Group Class A ADR (c)	1,088,170	12,100,451
Household Durables - 0.6%
Chervon Holdings Ltd	4,138,690	8,643,328
Textiles, Apparel & Luxury Goods - 0.9%
Li Ning Co Ltd	5,270,190	13,720,783
TOTAL CONSUMER DISCRETIONARY		46,557,426
Consumer Staples - 2.4%
Beverages - 2.4%
China Resources Beer Holdings Co Ltd	3,200,583	11,028,266
Eastroc Beverage Group Co Ltd (e)	408,900	10,619,298
Tsingtao Brewery Co Ltd H Shares	2,036,046	14,076,441
TOTAL CONSUMER STAPLES		35,724,005
Financials - 0.9%
Financial Services - 0.9%
Far East Horizon Ltd	13,429,244	12,872,396
Health Care - 2.1%
Biotechnology - 1.1%
Zai Lab Ltd (c)(d)	7,546,720	16,197,073
Pharmaceuticals - 1.0%
Hansoh Pharmaceutical Group Co Ltd (a)(b)	3,110,140	14,896,539
TOTAL HEALTH CARE		31,093,612
Industrials - 4.9%
Electrical Equipment - 1.1%
Hongfa Technology Co Ltd A Shares (China)	3,677,501	16,851,037
Machinery - 3.8%
Airtac International Group	445,140	20,849,687
Sany Heavy Equipment International Holdings Co Ltd	8,816,910	12,187,502
Shenzhen Inovance Technology Co Ltd A Shares (China)	1,125,197	11,350,969
Zhejiang Dingli Machinery Co Ltd A Shares (China)	1,512,020	12,253,952
		56,642,110
TOTAL INDUSTRIALS		73,493,147
Materials - 2.7%
Containers & Packaging - 0.8%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	2,355,580	13,087,736
Metals & Mining - 1.9%
Chuangxin Industries Holdings Ltd H Shares	4,259,193	12,377,265
MMG Ltd (c)	14,181,710	15,300,450
		27,677,715
TOTAL MATERIALS		40,765,451
TOTAL CHINA		256,331,541
FRANCE - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Gaztransport Et Technigaz SA	63,600	15,451,337
GEORGIA - 1.0%
Financials - 1.0%
Banks - 1.0%
Lion Finance Group PLC	96,456	14,490,276
GREECE - 0.7%
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Athens International Airport SA	855,030	9,744,043
HUNGARY - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Richter Gedeon Nyrt	405,025	17,060,268
INDIA - 10.1%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Eicher Motors Ltd	160,993	12,114,378
Financials - 2.5%
Consumer Finance - 1.8%
Manappuram Finance Ltd	4,766,223	14,812,221
Shriram Finance Ltd	1,159,425	11,531,635
		26,343,856
Insurance - 0.7%
HDFC Life Insurance Co Ltd (a)(b)	1,742,090	10,821,307
TOTAL FINANCIALS		37,165,163
Health Care - 1.9%
Health Care Providers & Services - 1.0%
Max Healthcare Institute Ltd	1,440,590	15,157,804
Pharmaceuticals - 0.9%
Torrent Pharmaceuticals Ltd	298,968	13,209,061
TOTAL HEALTH CARE		28,366,865
Industrials - 3.8%
Aerospace & Defense - 1.9%
Bharat Electronics Ltd	2,830,023	12,920,161
Hindustan Aeronautics Ltd (b)	298,590	13,709,678
		26,629,839
Air Freight & Logistics - 0.9%
Delhivery Ltd (c)	2,824,340	13,957,706
Professional Services - 1.0%
Computer Age Management Services Ltd	1,859,960	14,564,614
TOTAL INDUSTRIALS		55,152,159
Materials - 0.3%
Construction Materials - 0.3%
Deccan Cements Ltd (g)	721,239	5,000,767
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Oberoi Realty Ltd	698,290	12,349,569
TOTAL INDIA		150,148,901
INDONESIA - 3.0%
Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 0.8%
Sumber Alfaria Trijaya Tbk PT	163,678,250	12,526,076
Food Products - 1.5%
First Resources Ltd	8,009,541	22,002,241
TOTAL CONSUMER STAPLES		34,528,317
Financials - 0.7%
Banks - 0.7%
Bank Syariah Indonesia Persero Tbk PT	100,834,960	10,355,851
TOTAL INDONESIA		44,884,168
KOREA (SOUTH) - 10.5%
Consumer Discretionary - 1.5%
Household Durables - 0.9%
Coway Co Ltd	207,219	12,124,684
Textiles, Apparel & Luxury Goods - 0.6%
Misto Holdings Corp	349,485	9,675,288
TOTAL CONSUMER DISCRETIONARY		21,799,972
Consumer Staples - 1.0%
Tobacco - 1.0%
KT&G Corp	124,620	15,120,855
Financials - 2.8%
Banks - 1.3%
Woori Financial Group Inc	875,890	20,102,141
Insurance - 1.5%
DB Insurance Co Ltd	157,965	18,090,780
Seoul Guarantee Insurance Co	121,923	3,967,226
		22,058,006
TOTAL FINANCIALS		42,160,147
Industrials - 2.0%
Aerospace & Defense - 1.3%
Korea Aerospace Industries Ltd	163,969	18,906,000
Professional Services - 0.7%
NICE Information Service Co Ltd	1,027,360	10,689,148
TOTAL INDUSTRIALS		29,595,148
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
HPSP Co Ltd	497,240	18,122,669
Materials - 2.0%
Chemicals - 2.0%
Hansol Chemical Co Ltd	73,158	14,406,854
Soulbrain Co Ltd	46,247	14,644,304
TOTAL MATERIALS		29,051,158
TOTAL KOREA (SOUTH)		155,849,949
MEXICO - 4.1%
Consumer Staples - 0.8%
Food Products - 0.8%
Gruma SAB de CV Series B	672,900	11,677,955
Financials - 1.8%
Banks - 1.0%
Regional SAB de CV	1,769,192	14,908,268
Insurance - 0.8%
Qualitas Controladora SAB de CV (d)	1,220,563	12,172,441
TOTAL FINANCIALS		27,080,709
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	926,780	12,299,591
Real Estate - 0.7%
Diversified REITs - 0.7%
Fibra Uno Administracion SA de CV (d)	6,208,936	10,659,529
TOTAL MEXICO		61,717,784
PANAMA - 0.8%
Industrials - 0.8%
Passenger Airlines - 0.8%
Copa Holdings SA Class A	97,420	11,269,546
PERU - 1.7%
Financials - 1.7%
Banks - 1.7%
Credicorp Ltd	38,140	12,363,844
Intercorp Financial Services Inc (United States) (b)	286,750	12,783,315

TOTAL PERU		25,147,159
PHILIPPINES - 1.8%
Industrials - 1.0%
Transportation Infrastructure - 1.0%
International Container Terminal Services Inc	1,245,840	14,472,769
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Robinsons Land Corp	45,274,679	12,827,598
TOTAL PHILIPPINES		27,300,367
POLAND - 3.7%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Allegro.eu SA (a)(b)(c)	1,767,880	14,507,170
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Dino Polska SA (a)(b)(c)	1,485,790	13,141,257
Financials - 0.9%
Banks - 0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	524,150	13,685,046
Industrials - 1.0%
Professional Services - 1.0%
Benefit Systems SA (c)	13,107	14,463,695
TOTAL POLAND		55,797,168
ROMANIA - 0.9%
Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	381,130	13,672,671
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
T-Tekhnologii MKPAO Class A GDR (Russia) (b)(c)(f)	59,253	0
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (c)(f)	67,346	0
TOTAL RUSSIA		0
SAUDI ARABIA - 2.3%
Financials - 1.1%
Insurance - 1.1%
Bupa Arabia for Cooperative Insurance Co	331,781	16,144,523
Industrials - 1.2%
Electrical Equipment - 1.2%
Electrical Industries Co	3,768,320	18,246,285
TOTAL SAUDI ARABIA		34,390,808
SOUTH AFRICA - 3.3%
Financials - 0.8%
Financial Services - 0.8%
FirstRand Ltd	2,369,466	12,550,382
Industrials - 0.8%
Industrial Conglomerates - 0.8%
Bidvest Group Ltd	797,407	11,168,724
Materials - 1.7%
Chemicals - 1.7%
Sasol Ltd (c)	1,841,590	25,597,278
TOTAL SOUTH AFRICA		49,316,384
TAIWAN - 21.2%
Communication Services - 1.1%
Entertainment - 1.1%
International Games System Co Ltd	667,090	15,906,587
Consumer Discretionary - 2.7%
Broadline Retail - 1.2%
Poya International Co Ltd	956,098	17,371,023
Household Durables - 0.9%
Nien Made Enterprise Co Ltd	1,176,280	13,205,884
Textiles, Apparel & Luxury Goods - 0.6%
Makalot Industrial Co Ltd	1,370,318	9,255,404
TOTAL CONSUMER DISCRETIONARY		39,832,311
Industrials - 4.1%
Construction & Engineering - 1.2%
Acter Group Corp Ltd	688,440	18,461,617
Electrical Equipment - 2.9%
Bizlink Holding Inc	357,171	32,173,563
Voltronic Power Technology Corp	400,460	9,982,755
		42,156,318
TOTAL INDUSTRIALS		60,617,935
Information Technology - 13.3%
Electronic Equipment, Instruments & Components - 7.4%
Chroma ATE Inc	478,010	32,766,518
E Ink Holdings Inc	2,638,320	11,646,263
Unimicron Technology Corp	1,564,457	44,577,209
Yageo Corp	2,115,160	21,634,144
		110,624,134
Semiconductors & Semiconductor Equipment - 4.7%
ASPEED Technology Inc	51,080	27,546,590
eMemory Technology Inc	189,240	24,042,143
King Yuan Electronics Co Ltd	1,812,310	17,776,074
		69,364,807
Technology Hardware, Storage & Peripherals - 1.2%
Advantech Co Ltd	1,517,530	17,408,860
TOTAL INFORMATION TECHNOLOGY		197,397,801
TOTAL TAIWAN		313,754,634
TURKEY - 2.2%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)(b)	11,937,794	11,445,128
Industrials - 1.4%
Aerospace & Defense - 1.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,232,600	20,764,752
TOTAL TURKEY		32,209,880
UNITED ARAB EMIRATES - 0.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
ADNOC Drilling Co PJSC	8,569,750	13,205,408
UNITED STATES - 1.1%
Financials - 1.1%
Consumer Finance - 1.1%
FirstCash Holdings Inc	74,850	16,333,767
VIETNAM - 1.6%
Financials - 0.9%
Banks - 0.9%
Bank for Foreign Trade of Vietnam JSC	5,651,740	12,865,331
Information Technology - 0.7%
IT Services - 0.7%
FPT Corp	4,039,931	11,607,383
TOTAL VIETNAM		24,472,714
TOTAL COMMON STOCKS (Cost $1,087,246,723)		1,471,418,644

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	19,766,700	19,770,653
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	10,002,753	10,003,753
TOTAL MONEY MARKET FUNDS (Cost $29,774,406)			29,774,406

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,117,021,129)	1,501,193,050
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(12,592,715)
NET ASSETS - 100.0%	1,488,600,335

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,811,401 or 4.4% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $95,089,485 or 6.4% of net assets.

(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $10,619,298 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Level 3 security.
(g)	Affiliated company.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Eastroc Beverage Group Co Ltd	8/2/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,726,745	334,846,751	351,802,830	411,659	(13)	-	19,770,653	19,766,700	0.0%
Fidelity Securities Lending Cash Central Fund	11,116,449	46,928,593	48,041,340	30,831	51	-	10,003,753	10,002,753	0.0%
Total	47,843,194	381,775,344	399,844,170	442,490	38	-	29,774,406

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Deccan Cements Ltd	8,082,397	237,343	-	-	-	(3,318,973)	5,000,767	721,239
Total	8,082,397	237,343	-	-	-	(3,318,973)	5,000,767

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	31,732,091	12,040,413	19,691,678	-
Consumer Discretionary	173,668,304	65,464,668	108,203,636	-
Consumer Staples	110,192,389	24,819,212	85,373,177	-
Energy	52,821,707	52,821,707	-	-
Financials	267,949,564	152,530,676	115,418,888	-
Health Care	90,791,615	31,331,138	59,460,477	-
Industrials	365,267,609	131,936,451	233,331,158	-
Information Technology	227,127,853	-	227,127,853	-
Materials	100,414,654	-	100,414,654	-
Real Estate	35,836,696	10,659,529	25,177,167	-
Utilities	15,616,162	15,616,162	-	-

Money Market Funds	29,774,406	29,774,406	-	-
Total Investments in Securities:	1,501,193,050	526,994,362	974,198,688	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,301,513) - See accompanying schedule:
Unaffiliated issuers (cost $1,082,279,397)	$1,466,417,877
Fidelity Central Funds (cost $29,774,406)	29,774,406
Other affiliated issuers (cost $4,967,326)	5,000,767

Total Investment in Securities (cost $1,117,021,129)		$1,501,193,050
Foreign currency held at value (cost $407,884)		406,768
Receivable for investments sold		422,727
Receivable for fund shares sold		2,576,925
Dividends receivable		3,027,712
Distributions receivable from Fidelity Central Funds		44,109
Prepaid expenses		321
Other receivables		26,080
Total assets		1,507,697,692
Liabilities
Payable for investments purchased	$265,449
Payable for fund shares redeemed	1,076,828
Accrued management fee	1,074,583
Distribution and service plan fees payable	15,903
Deferred taxes	6,587,492
Other payables and accrued expenses	73,400
Collateral on securities loaned	10,003,702
Total liabilities		19,097,357
Net Assets		$1,488,600,335
Net Assets consist of:
Paid in capital		$988,115,843
Total accumulated earnings (loss)		500,484,492
Net Assets		$1,488,600,335

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($52,565,410 ÷ 2,349,298 shares)(a)		$22.37
Maximum offering price per share (100/94.25 of $22.37)		$23.73
Class M :
Net Asset Value and redemption price per share ($6,646,480 ÷ 296,934 shares)(a)		$22.38
Maximum offering price per share (100/96.50 of $22.38)		$23.19
Class C :
Net Asset Value and offering price per share ($3,577,143 ÷ 164,459 shares)(a)		$21.75
Emerging Markets Discovery :
Net Asset Value, offering price and redemption price per share ($514,730,559 ÷ 22,781,363 shares)		$22.59
Class I :
Net Asset Value, offering price and redemption price per share ($688,579,029 ÷ 30,438,726 shares)		$22.62
Class Z :
Net Asset Value, offering price and redemption price per share ($222,501,714 ÷ 9,854,015 shares)		$22.58
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$14,945,923
Interest		301
Income from Fidelity Central Funds (including $30,831 from security lending)		442,490
Security lending		54
Income before foreign taxes withheld		$15,388,768
Less foreign taxes withheld		(1,857,450)
Total income		13,531,318
Expenses
Management fee	$5,915,647
Distribution and service plan fees	84,166
Custodian fees and expenses	150,838
Independent trustees' fees and expenses	1,975
Registration fees	63,117
Audit fees	46,247
Legal	645
Interest	1,597
Miscellaneous	1,776
Total expenses before reductions	6,266,008
Expense reductions	(340)
Total expenses after reductions		6,265,668
Net Investment income (loss)		7,265,650
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,045,229)	140,110,811
Fidelity Central Funds	38
Foreign currency transactions	145,792
Total net realized gain (loss)		140,256,641
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,105,766)	107,406,777
Affiliated issuers	(3,318,973)
Assets and liabilities in foreign currencies	111,747
Total change in net unrealized appreciation (depreciation)		104,199,551
Net gain (loss)		244,456,192
Net increase (decrease) in net assets resulting from operations		$251,721,842
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,265,650	$28,603,284
Net realized gain (loss)	140,256,641	43,358,051
Change in net unrealized appreciation (depreciation)	104,199,551	156,633,832
Net increase (decrease) in net assets resulting from operations	251,721,842	228,595,167
Distributions to shareholders	(55,175,579)	(42,386,248)

Share transactions - net increase (decrease)	79,896,364	(157,288,820)
Total increase (decrease) in net assets	276,442,627	28,920,099

Net Assets
Beginning of period	1,212,157,708	1,183,237,609
End of period	$1,488,600,335	$1,212,157,708

Financial Highlights
Fidelity Advisor® Emerging Markets Discovery Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.38	$16.44	$14.69	$12.89	$18.36	$13.93
Income from Investment Operations
Net investment income (loss) A,B	.09	.38 C	.40 D	.31	.31	.11
Net realized and unrealized gain (loss)	3.77	3.13	1.65	1.69	(3.92)	4.37
Total from investment operations	3.86	3.51	2.05	2.00	(3.61)	4.48
Distributions from net investment income	(.55)	(.57)	(.30)	(.20)	(.37)	(.05)
Distributions from net realized gain	(.32)	-	-	-	(1.49)	-
Total distributions	(.87)	(.57)	(.30)	(.20)	(1.86)	(.05)
Net asset value, end of period	$22.37	$19.38	$16.44	$14.69	$12.89	$18.36
Total Return E,F,G	20.79%	22.20%	14.09%	15.56%	(21.58)%	32.23%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.23% J	1.26%	1.30%	1.43%	1.49%	1.49%
Expenses net of fee waivers, if any	1.23 % J	1.26%	1.29%	1.42%	1.49%	1.49%
Expenses net of all reductions, if any	1.23% J	1.26%	1.29%	1.42%	1.49%	1.49%
Net investment income (loss)	.84% J	2.28% C	2.45% D	2.07%	2.11%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$52,565	$37,387	$30,907	$23,373	$16,063	$18,900
Portfolio turnover rate K	66 % J	38%	29%	30%	33%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.77%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.99%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Markets Discovery Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.36	$16.39	$14.65	$12.85	$18.30	$13.89
Income from Investment Operations
Net investment income (loss) A,B	.06	.34 C	.36 D	.27	.27	.06
Net realized and unrealized gain (loss)	3.78	3.13	1.65	1.68	(3.91)	4.36
Total from investment operations	3.84	3.47	2.01	1.95	(3.64)	4.42
Distributions from net investment income	(.50)	(.50)	(.27)	(.15)	(.32)	(.01)
Distributions from net realized gain	(.32)	-	-	-	(1.49)	-
Total distributions	(.82)	(.50)	(.27)	(.15)	(1.81)	(.01)
Net asset value, end of period	$22.38	$19.36	$16.39	$14.65	$12.85	$18.30
Total Return E,F,G	20.66%	21.88%	13.80%	15.25%	(21.77)%	31.82%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.48% J	1.51%	1.50%	1.69%	1.75%	1.76%
Expenses net of fee waivers, if any	1.48 % J	1.51%	1.50%	1.69%	1.75%	1.76%
Expenses net of all reductions, if any	1.48% J	1.51%	1.50%	1.68%	1.75%	1.76%
Net investment income (loss)	.59% J	2.03% C	2.25% D	1.80%	1.85%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$6,646	$5,640	$5,103	$6,560	$4,355	$6,095
Portfolio turnover rate K	66 % J	38%	29%	30%	33%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.52%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.78%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Markets Discovery Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.77	$15.92	$14.23	$12.47	$17.78	$13.55
Income from Investment Operations
Net investment income (loss) A,B	.01	.25 C	.27 D	.19	.19	(.03)
Net realized and unrealized gain (loss)	3.68	3.05	1.59	1.65	(3.81)	4.26
Total from investment operations	3.69	3.30	1.86	1.84	(3.62)	4.23
Distributions from net investment income	(.39)	(.45)	(.17)	(.08)	(.20)	-
Distributions from net realized gain	(.32)	-	-	-	(1.49)	-
Total distributions	(.71)	(.45)	(.17)	(.08)	(1.69)	-
Net asset value, end of period	$21.75	$18.77	$15.92	$14.23	$12.47	$17.78
Total Return E,F,G	20.36%	21.34%	13.16%	14.76%	(22.21)%	31.22%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.98% J	2.01%	2.02%	2.20%	2.25%	2.25%
Expenses net of fee waivers, if any	1.98 % J	2.01%	2.02%	2.19%	2.25%	2.25%
Expenses net of all reductions, if any	1.98% J	2.01%	2.02%	2.19%	2.25%	2.25%
Net investment income (loss)	.09% J	1.53% C	1.73% D	1.29%	1.35%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,577	$2,914	$3,146	$3,300	$3,079	$4,995
Portfolio turnover rate K	66 % J	38%	29%	30%	33%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.26%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Emerging Markets Discovery Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.56	$16.57	$14.80	$12.98	$18.48	$14.02
Income from Investment Operations
Net investment income (loss) A,B	.12	.44 C	.45 D	.35	.36	.16
Net realized and unrealized gain (loss)	3.80	3.16	1.66	1.71	(3.95)	4.40
Total from investment operations	3.92	3.60	2.11	2.06	(3.59)	4.56
Distributions from net investment income	(.57)	(.61)	(.34)	(.24)	(.42)	(.10)
Distributions from net realized gain	(.32)	-	-	-	(1.49)	-
Total distributions	(.89)	(.61)	(.34)	(.24)	(1.91)	(.10)
Net asset value, end of period	$22.59	$19.56	$16.57	$14.80	$12.98	$18.48
Total Return E,F	20.95%	22.59%	14.38%	15.94%	(21.37)%	32.63%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.93% I	.97%	1.01%	1.15%	1.19%	1.19%
Expenses net of fee waivers, if any	.93 % I	.97%	1.00%	1.15%	1.19%	1.18%
Expenses net of all reductions, if any	.93% I	.97%	1.00%	1.15%	1.19%	1.18%
Net investment income (loss)	1.14% I	2.58% C	2.74% D	2.34%	2.41%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$514,731	$391,209	$411,220	$368,811	$248,805	$283,133
Portfolio turnover rate J	66 % I	38%	29%	30%	33%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.07%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.28%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Markets Discovery Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.60	$16.61	$14.85	$13.03	$18.54	$14.06
Income from Investment Operations
Net investment income (loss) A,B	.11	.43 C	.45 D	.36	.34	.16
Net realized and unrealized gain (loss)	3.81	3.17	1.66	1.71	(3.95)	4.41
Total from investment operations	3.92	3.60	2.11	2.07	(3.61)	4.57
Distributions from net investment income	(.58)	(.61)	(.35)	(.25)	(.41)	(.09)
Distributions from net realized gain	(.32)	-	-	-	(1.49)	-
Total distributions	(.90)	(.61)	(.35)	(.25)	(1.90)	(.09)
Net asset value, end of period	$22.62	$19.60	$16.61	$14.85	$13.03	$18.54
Total Return E,F	20.92%	22.58%	14.34%	15.99%	(21.37)%	32.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	1.01%	1.04%	1.12%	1.17%	1.19%
Expenses net of fee waivers, if any	.98 % I	1.01%	1.04%	1.11%	1.16%	1.19%
Expenses net of all reductions, if any	.98% I	1.01%	1.04%	1.11%	1.16%	1.19%
Net investment income (loss)	1.09% I	2.53% C	2.71% D	2.37%	2.44%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$688,579	$618,101	$553,444	$404,844	$129,250	$27,397
Portfolio turnover rate J	66 % I	38%	29%	30%	33%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.02%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.24%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Markets Discovery Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.58	$16.59	$14.82	$13.00	$18.51	$14.04
Income from Investment Operations
Net investment income (loss) A,B	.12	.45 C	.46 D	.38	.37	.19
Net realized and unrealized gain (loss)	3.82	3.16	1.67	1.70	(3.95)	4.40
Total from investment operations	3.94	3.61	2.13	2.08	(3.58)	4.59
Distributions from net investment income	(.62)	(.62)	(.36)	(.26)	(.44)	(.12)
Distributions from net realized gain	(.32)	-	-	-	(1.49)	-
Total distributions	(.94)	(.62)	(.36)	(.26)	(1.93)	(.12)
Net asset value, end of period	$22.58	$19.58	$16.59	$14.82	$13.00	$18.51
Total Return E,F	21.04%	22.66%	14.54%	16.10%	(21.27)%	32.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.85% I	.89%	.93%	.99%	1.03%	1.05%
Expenses net of fee waivers, if any	.85 % I	.89%	.92%	.98%	1.03%	1.05%
Expenses net of all reductions, if any	.85% I	.89%	.92%	.98%	1.03%	1.05%
Net investment income (loss)	1.21% I	2.65% C	2.82% D	2.50%	2.57%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$222,502	$156,907	$179,418	$122,312	$29,546	$16,365
Portfolio turnover rate J	66 % I	38%	29%	30%	33%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.14%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.35%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets Discovery, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$462,406,812
Gross unrealized depreciation	(93,910,878)
Net unrealized appreciation (depreciation)	$368,495,934
Tax cost	$1,132,697,116

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Discovery Fund	464,730,348	432,032,748
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	1.02
Class M	1.02
Class C	1.02
Emerging Markets Discovery	1.00
Class I	1.01
Class Z	.88

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.94
Class M	.94
Class C	.94
Emerging Markets Discovery	.89
Class I	.94
Class Z	.81

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	53,187	4,681
Class M	.25%	.25%	15,228	217
Class C	.75%	.25%	15,751	3,809
			84,166	8,707
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13,469
Class M	760
Class CA	5
14,234

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Emerging Markets Discovery Fund	571

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Emerging Markets Discovery Fund	Borrower	14,802,000	3.89%	1,597

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Discovery Fund	2,645,861	5,534,850	1,868,734

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Emerging Markets Discovery Fund	2,240
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Emerging Markets Discovery Fund	810
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Discovery Fund	3,349	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Emerging Markets Discovery Fund	984,417
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $340.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Emerging Markets Discovery Fund
Distributions to shareholders
Class A	$1,672,782	$1,053,053
Class M	232,284	149,825
Class C	105,359	88,170
Emerging Markets Discovery	17,967,768	14,364,018
Class I	27,285,863	20,784,903
Class Z	7,911,523	5,946,279
Total	$55,175,579	$42,386,248
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Emerging Markets Discovery Fund
Class A
Shares sold	507,799	494,809	$10,543,469	$8,554,982
Reinvestment of distributions	89,272	67,073	1,671,165	1,051,706
Shares redeemed	(176,651)	(513,147)	(3,553,515)	(8,620,404)
Net increase (decrease)	420,420	48,735	$8,661,119	$986,284
Class M
Shares sold	37,465	50,826	$773,987	$889,120
Reinvestment of distributions	12,389	9,543	232,284	149,825
Shares redeemed	(44,181)	(80,500)	(912,547)	(1,312,811)
Net increase (decrease)	5,673	(20,131)	$93,724	$(273,866)
Class C
Shares sold	38,790	43,111	$765,355	$704,743
Reinvestment of distributions	5,772	5,770	105,346	88,170
Shares redeemed	(35,335)	(91,183)	(691,370)	(1,476,342)
Net increase (decrease)	9,227	(42,302)	$179,331	$(683,429)
Emerging Markets Discovery
Shares sold	5,009,964	9,528,326	$104,192,869	$166,306,083
Reinvestment of distributions	836,891	813,454	15,808,870	12,836,304
Shares redeemed	(3,067,330)	(15,157,698)	(62,880,319)	(268,423,880)
Net increase (decrease)	2,779,525	(4,815,918)	$57,121,420	$(89,281,493)
Class I
Shares sold	4,748,453	16,832,146	$97,585,387	$282,957,961
Reinvestment of distributions	1,360,102	1,255,207	25,719,520	19,844,830
Shares redeemed	(7,212,131)	(19,859,892)	(147,495,552)	(326,981,696)
Net increase (decrease)	(1,103,576)	(1,772,539)	$(24,190,645)	$(24,178,905)
Class Z
Shares sold	3,107,440	2,649,090	$64,457,505	$43,915,046
Reinvestment of distributions	346,671	327,837	6,541,685	5,176,545
Shares redeemed	(1,613,221)	(5,779,539)	(32,967,775)	(92,949,002)
Net increase (decrease)	1,840,890	(2,802,612)	$38,031,415	$(43,857,411)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.931240.114
EMD-TEK-SANN-0626
Fidelity® Diversified International K6 Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Diversified International K6 Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
AUSTRALIA - 1.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Aristocrat Leisure Ltd	518,584	17,842,137
Financials - 0.2%
Insurance - 0.2%
Steadfast Group Ltd	839,072	2,580,845
Suncorp Group Ltd	452,843	5,635,352
TOTAL FINANCIALS		8,216,197
Materials - 0.8%
Metals & Mining - 0.8%
Rio Tinto PLC	400,914	40,386,706
TOTAL AUSTRALIA		66,445,040
BELGIUM - 2.0%
Financials - 1.3%
Banks - 1.3%
KBC Group NV	502,773	66,826,507
Health Care - 0.7%
Pharmaceuticals - 0.7%
Financiere de Tubize SA	21,800	5,007,096
UCB SA (b)	115,796	31,420,999
TOTAL HEALTH CARE		36,428,095
TOTAL BELGIUM		103,254,602
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (b)	848,100	12,280,488
CANADA - 3.7%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Dollarama Inc	219,094	28,000,676
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cameco Corp	64,479	7,926,310
Canadian Natural Resources Ltd	1,029,641	49,149,278
Imperial Oil Ltd (a)	409,810	54,896,771
TOTAL ENERGY		111,972,359
Materials - 1.0%
Metals & Mining - 1.0%
Franco-Nevada Corp	217,883	50,266,997
G Mining Ventures Corp (b)	68,400	2,370,723
TOTAL MATERIALS		52,637,720
TOTAL CANADA		192,610,755
CHILE - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Antofagasta PLC	1,118,165	54,007,169
CHINA - 1.0%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Prosus NV Class N	614,769	29,762,819
Industrials - 0.4%
Machinery - 0.4%
Airtac International Group	509,000	23,840,792
TOTAL CHINA		53,603,611
DENMARK - 1.8%
Industrials - 1.7%
Air Freight & Logistics - 1.5%
DSV A/S	319,782	78,273,678
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	254,600	7,828,798
TOTAL INDUSTRIALS		86,102,476
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	146,574	9,006,353
TOTAL DENMARK		95,108,829
FINLAND - 0.8%
Information Technology - 0.8%
Communications Equipment - 0.8%
Nokia Oyj	3,335,018	41,509,496
FRANCE - 4.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	1,316,549	27,413,646
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	38,466	20,378,733
Consumer Staples - 0.6%
Food Products - 0.3%
Danone SA	199,960	15,666,477
Personal Care Products - 0.3%
L'Oreal SA	30,073	12,919,799
TOTAL CONSUMER STAPLES		28,586,276
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	10,900	2,648,107
Financials - 0.3%
Capital Markets - 0.3%
Amundi SA (d)(e)	140,032	13,509,451
Industrials - 1.5%
Aerospace & Defense - 1.1%
Airbus SE	25,023	5,158,729
Safran SA	163,468	52,491,671
		57,650,400
Electrical Equipment - 0.4%
Legrand SA	119,108	21,339,821
TOTAL INDUSTRIALS		78,990,221
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	269,837	58,052,843
Utilities - 0.3%
Multi-Utilities - 0.3%
Veolia Environnement SA	392,500	16,598,513
TOTAL FRANCE		246,177,790
GERMANY - 8.4%
Financials - 3.6%
Capital Markets - 0.9%
Deutsche Boerse AG	147,370	45,212,805
Insurance - 2.7%
Allianz SE	181,077	82,703,754
Hannover Rueck SE	72,059	21,785,759
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	56,249	33,721,299
		138,210,812
TOTAL FINANCIALS		183,423,617
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	681,084	32,984,633
Industrials - 3.2%
Aerospace & Defense - 0.5%
Rheinmetall AG	17,207	27,380,375
Electrical Equipment - 1.9%
Siemens Energy AG	455,732	96,586,800
Industrial Conglomerates - 0.8%
Siemens AG	133,253	39,597,618
TOTAL INDUSTRIALS		163,564,793
Information Technology - 0.5%
Software - 0.5%
SAP SE	152,389	25,585,076
Materials - 0.5%
Construction Materials - 0.5%
Heidelberg Materials AG	127,701	28,176,366
TOTAL GERMANY		433,734,485
HONG KONG - 1.9%
Financials - 1.9%
Insurance - 1.9%
AIA Group Ltd	5,736,046	62,974,729
Prudential PLC	2,248,367	33,881,876
Prudential PLC rights (b)(c)	2,248,367	426,495

TOTAL HONG KONG		97,283,100
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	550,153	50,783,288
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	292,937	10,273,301
ITALY - 4.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	553,870	16,303,242
Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola HBC AG	916,744	53,391,262
Financials - 2.2%
Banks - 2.2%
FinecoBank Banca Fineco SpA	1,169,911	28,944,232
Intesa Sanpaolo SpA	6,189,479	42,052,760
UniCredit SpA	503,244	38,891,897
TOTAL FINANCIALS		109,888,889
Industrials - 0.9%
Electrical Equipment - 0.3%
Prysmian SpA	111,200	16,914,545
Machinery - 0.2%
Interpump Group SpA	185,907	7,806,829
Passenger Airlines - 0.4%
Ryanair Holdings PLC ADR	396,024	21,642,712
TOTAL INDUSTRIALS		46,364,086
TOTAL ITALY		225,947,479
JAPAN - 20.1%
Consumer Discretionary - 1.9%
Automobiles - 0.4%
Toyota Motor Corp	1,137,089	21,826,898
Household Durables - 0.9%
Panasonic Holdings Corp	2,240,086	45,822,774
Specialty Retail - 0.6%
Fast Retailing Co Ltd	61,136	28,779,487
TOTAL CONSUMER DISCRETIONARY		96,429,159
Financials - 3.2%
Banks - 1.9%
Mizuho Financial Group Inc	418,500	17,996,636
Sumitomo Mitsui Financial Group Inc	2,236,782	78,978,657
		96,975,293
Financial Services - 0.8%
ORIX Corp	1,171,119	39,415,756
Insurance - 0.5%
Tokio Marine Holdings Inc	612,207	28,037,104
TOTAL FINANCIALS		164,428,153
Health Care - 2.1%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	410,474	76,653,476
Pharmaceuticals - 0.6%
Chugai Pharmaceutical Co Ltd	314,137	16,752,738
Takeda Pharmaceutical Co Ltd	417,115	13,945,320
		30,698,058
TOTAL HEALTH CARE		107,351,534
Industrials - 7.9%
Building Products - 0.3%
Daikin Industries Ltd	94,936	13,414,000
Electrical Equipment - 0.3%
Fujikura Ltd	245,000	9,452,835
Furukawa Electric Co Ltd	30,100	8,174,765
		17,627,600
Industrial Conglomerates - 1.5%
Hitachi Ltd	2,446,620	77,798,477
Machinery - 3.1%
Ebara Corp	1,149,779	39,331,538
Japan Steel Works Ltd/The	156,139	9,541,758
Kawasaki Heavy Industries Ltd	1,570,000	32,276,708
Mitsubishi Heavy Industries Ltd	2,458,939	73,389,243
		154,539,247
Trading Companies & Distributors - 2.7%
ITOCHU Corp	5,471,775	67,812,309
Marubeni Corp	754,913	29,382,044
Sumitomo Corp	553,842	20,593,067
Toyota Tsusho Corp	538,023	21,120,525
		138,907,945
TOTAL INDUSTRIALS		402,287,269
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp	396,399	74,015,054
Disco Corp	13,446	6,397,371
Kioxia Holdings Corp (b)	2,300	556,505
Lasertec Corp	55,200	15,256,089
Renesas Electronics Corp	3,901,660	78,901,897
Rohm Co Ltd	889,000	19,233,479
Tokyo Electron Ltd	40,443	11,917,858
TOTAL INFORMATION TECHNOLOGY		206,278,253
Materials - 1.0%
Chemicals - 1.0%
Nissan Chemical Corp (a)	343,916	14,870,770
Shin-Etsu Chemical Co Ltd	798,464	36,763,040
TOTAL MATERIALS		51,633,810
TOTAL JAPAN		1,028,408,178
KOREA (SOUTH) - 3.2%
Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 1.8%
SK Hynix Inc	101,490	91,086,564
Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co Ltd	471,210	71,413,910
TOTAL KOREA (SOUTH)		162,500,474
MEXICO - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV ADR	1,024,143	12,596,959
NETHERLANDS - 4.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (b)	12,397	9,722,073
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	63,663	4,968,609
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASM International NV	18,137	17,680,559
ASML Holding NV depository receipt	116,918	168,243,833
BE Semiconductor Industries NV	48,822	14,164,545
TOTAL INFORMATION TECHNOLOGY		200,088,937
TOTAL NETHERLANDS		214,779,619
POLAND - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(d)(e)	476,400	3,909,323
SINGAPORE - 1.1%
Financials - 1.1%
Banks - 1.1%
DBS Group Holdings Ltd	1,210,187	55,802,530
SPAIN - 5.0%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA (a)	281,416	16,705,759
Financials - 4.2%
Banks - 4.2%
Banco Santander SA	10,321,145	125,737,216
CaixaBank SA	6,994,260	89,025,420
TOTAL FINANCIALS		214,762,636
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	1,069,688	25,078,011
TOTAL SPAIN		256,546,406
SWEDEN - 2.6%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	1,499,458	60,415,193
Industrials - 1.3%
Building Products - 0.5%
Assa Abloy AB B Shares	654,930	24,926,745
Machinery - 0.8%
Atlas Copco AB A Shares	1,203,373	22,704,782
Epiroc AB A Shares	310,406	8,961,238
Indutrade AB	367,637	7,852,267
		39,518,287
TOTAL INDUSTRIALS		64,445,032
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	938,872	10,091,648
Software - 0.0%
Kry International Ab (b)(f)(g)	30,819	245,237
TOTAL INFORMATION TECHNOLOGY		10,336,885
TOTAL SWEDEN		135,197,110
SWITZERLAND - 1.5%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA Series A	194,490	37,326,015
Financials - 0.8%
Insurance - 0.8%
Zurich Insurance Group AG	59,569	41,532,716
TOTAL SWITZERLAND		78,858,731
TAIWAN - 2.6%
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	56,000	5,044,417
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	74,000	5,153,565
Taiwan Semiconductor Manufacturing Co Ltd ADR	309,404	122,542,548
TOTAL INFORMATION TECHNOLOGY		127,696,113
TOTAL TAIWAN		132,740,530
UNITED KINGDOM - 15.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc	272,290	6,528,538
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	1,205,199	34,046,872
Leisure Products - 0.2%
Games Workshop Group PLC	45,039	11,944,801
TOTAL CONSUMER DISCRETIONARY		45,991,673
Consumer Staples - 1.4%
Tobacco - 1.4%
British American Tobacco PLC	1,212,065	71,384,362
Financials - 5.7%
Banks - 4.7%
HSBC Holdings PLC	1,542,747	28,386,276
Lloyds Banking Group PLC	69,587,952	94,591,117
NatWest Group PLC	10,102,911	80,579,576
Standard Chartered PLC	1,065,272	27,126,970
Starling Bank Ltd (f)(g)	2,406,800	7,172,366
		237,856,305
Capital Markets - 0.8%
3i Group PLC	724,917	25,210,989
London Stock Exchange Group PLC	125,552	16,315,686
		41,526,675
Insurance - 0.2%
Admiral Group PLC	209,795	9,643,465
TOTAL FINANCIALS		289,026,445
Health Care - 2.4%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (d)(e)	4,018,578	11,524,580
Pharmaceuticals - 2.2%
Astrazeneca PLC	425,926	80,839,651
GSK PLC	1,214,890	31,851,348
		112,690,999
TOTAL HEALTH CARE		124,215,579
Industrials - 3.1%
Aerospace & Defense - 3.0%
BAE Systems PLC	1,743,152	48,483,264
Rolls-Royce Holdings PLC	6,496,386	104,536,986
		153,020,250
Trading Companies & Distributors - 0.1%
RS GROUP PLC	1,072,290	8,783,894
TOTAL INDUSTRIALS		161,804,144
Utilities - 1.4%
Electric Utilities - 1.0%
SSE PLC	1,431,378	51,249,609
Multi-Utilities - 0.4%
National Grid PLC	1,126,500	20,165,007
TOTAL UTILITIES		71,414,616
TOTAL UNITED KINGDOM		770,365,357
UNITED STATES - 7.9%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
InterContinental Hotels Group PLC	287,897	41,198,061
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Shell PLC	2,166,855	98,519,977
Health Care - 1.4%
Health Care Equipment & Supplies - 0.2%
Alcon AG	133,765	9,967,106
Pharmaceuticals - 1.2%
Roche Holding AG	140,303	57,173,450
Viatris Inc	179,900	2,687,706
		59,861,156
TOTAL HEALTH CARE		69,828,262
Industrials - 2.1%
Electrical Equipment - 1.8%
Schneider Electric SE	298,932	95,122,800
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc (United Kingdom)	53,414	14,107,789
TOTAL INDUSTRIALS		109,230,589
Materials - 1.7%
Chemicals - 0.1%
Linde PLC	16,677	8,357,512
Construction Materials - 1.6%
CRH PLC	509,040	60,280,517
Holcim AG	220,070	20,450,319
		80,730,836
TOTAL MATERIALS		89,088,348
TOTAL UNITED STATES		407,865,237
TOTAL COMMON STOCKS (Cost $3,144,612,027)		4,942,589,887

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (b)(f)(g)	231	2,058,702
Valsoft Corp Series A-1.3 (b)(f)(g)	82	730,794
Valsoft Corp Series A-1.4 (b)(f)(g)	105	935,774

TOTAL CANADA		3,725,270
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (b)(f)(g)	21,668	4,497,664
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (b)(f)(g)	743,562	9,391,189
Wasabi Holdings Inc Series D (b)(f)(g)	304,085	5,756,329
Wasabi Holdings Inc Series D1 (f)(g)	47,437	862,405

TOTAL UNITED STATES		16,009,923
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,826,674)		24,232,857

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
GERMANY - 0.2%
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Sartorius AG (Cost $17,915,686)	60,048	15,307,242

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	142,387,514	142,415,992
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	11,659,411	11,660,577
TOTAL MONEY MARKET FUNDS (Cost $154,075,946)			154,076,569

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,340,430,333)	5,136,206,555
NET OTHER ASSETS (LIABILITIES) - 0.3%	13,041,490
NET ASSETS - 100.0%	5,149,248,045

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,943,354 or 0.6% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $28,943,354 or 0.6% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,650,460 or 0.6% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	5,629,271

Kry International Ab	5/14/2021 - 10/30/2024	2,038,126

Starling Bank Ltd	6/18/2021 - 4/5/2022	4,642,638

Valsoft Corp Series A-1.2	3/14/2025	2,705,867

Valsoft Corp Series A-1.3	3/17/2025	814,003

Valsoft Corp Series A-1.4	3/17/2025	1,381,954

Wasabi Holdings Inc Series C	3/31/2021	8,078,504

Wasabi Holdings Inc Series D	9/9/2022	4,319,984

Wasabi Holdings Inc Series D1	11/14/2025	897,091

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	81,438,649	587,639,005	526,646,076	2,698,280	(15,587)	1	142,415,992	142,387,514	0.2%
Fidelity Securities Lending Cash Central Fund	10,071,813	202,173,469	200,583,616	35,135	(1,089)	-	11,660,577	11,659,411	0.0%
Total	91,510,462	789,812,474	727,229,692	2,733,415	(16,676)	1	154,076,569

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	33,942,184	6,528,538	27,413,646	-
Consumer Discretionary	353,847,597	172,487,467	181,360,130	-
Consumer Staples	153,361,900	66,311,061	87,050,839	-
Energy	213,140,443	114,620,466	98,519,977	-
Financials	1,317,395,922	389,605,791	920,617,765	7,172,366
Health Care	390,803,477	197,369,309	193,434,168	-
Industrials	1,197,425,716	360,849,159	836,576,557	-
Information Technology	773,995,234	374,232,629	399,517,368	245,237
Materials	395,586,274	187,879,877	207,706,397	-
Utilities	113,091,140	-	113,091,140	-

Convertible Preferred Stocks
Information Technology	24,232,857	-	-	24,232,857

Non-Convertible Preferred Stocks
Health Care	15,307,242	15,307,242	-	-

Money Market Funds	154,076,569	154,076,569	-	-
Total Investments in Securities:	5,136,206,555	2,039,268,108	3,065,287,987	31,650,460
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,130,317) - See accompanying schedule:
Unaffiliated issuers (cost $3,186,354,387)	$4,982,129,986
Fidelity Central Funds (cost $154,075,946)	154,076,569

Total Investment in Securities (cost $3,340,430,333)		$5,136,206,555
Foreign currency held at value (cost $1,439,366)		1,439,366
Receivable for investments sold		7,055,529
Receivable for fund shares sold		2,266,827
Dividends receivable		20,936,252
Reclaims receivable		14,242,307
Distributions receivable from Fidelity Central Funds		514,087
Other receivables		231,907
Total assets		5,182,892,830
Liabilities
Payable for investments purchased
Regular delivery	$14,998,326
Delayed delivery	432,987
Payable for fund shares redeemed	4,017,432
Accrued management fee	2,532,713
Other payables and accrued expenses	1,661
Collateral on securities loaned	11,661,666
Total liabilities		33,644,785
Net Assets		$5,149,248,045
Net Assets consist of:
Paid in capital		$3,077,926,467
Total accumulated earnings (loss)		2,071,321,578
Net Assets		$5,149,248,045
Net Asset Value, offering price and redemption price per share ($5,149,248,045 ÷ 270,330,983 shares)		$19.05
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$51,410,705
Interest		2,686
Income from Fidelity Central Funds (including $35,135 from security lending)		2,733,415
Income before foreign taxes withheld		$54,146,806
Less foreign taxes withheld		(4,005,757)
Total income		50,141,049
Expenses
Management fee	$14,848,044
Independent trustees' fees and expenses	7,684
Total expenses before reductions	14,855,728
Expense reductions	(268)
Total expenses after reductions		14,855,460
Net Investment income (loss)		35,285,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,251,705)	252,669,180
Redemptions in-kind	47,290,537
Fidelity Central Funds	(16,676)
Foreign currency transactions	171,490
Total net realized gain (loss)		300,114,531
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,666,365)	147,228,563
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	673,739
Total change in net unrealized appreciation (depreciation)		147,902,303
Net gain (loss)		448,016,834
Net increase (decrease) in net assets resulting from operations		$483,302,423
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,285,589	$65,749,329
Net realized gain (loss)	300,114,531	539,073,345
Change in net unrealized appreciation (depreciation)	147,902,303	303,182,115
Net increase (decrease) in net assets resulting from operations	483,302,423	908,004,789
Distributions to shareholders	(103,932,307)	(98,522,166)

Share transactions
Proceeds from sales of shares	563,605,477	856,276,214
Reinvestment of distributions	103,388,501	98,517,898
Cost of shares redeemed	(704,293,171)	(1,789,042,675)

Net increase (decrease) in net assets resulting from share transactions	(37,299,193)	(834,248,563)
Total increase (decrease) in net assets	342,070,923	(24,765,940)

Net Assets
Beginning of period	4,807,177,122	4,831,943,062
End of period	$5,149,248,045	$4,807,177,122

Other Information
Shares
Sold	31,319,622	54,606,412
Issued in reinvestment of distributions	5,931,641	6,724,771
Redeemed	(38,712,712)	(114,694,506)
Net increase (decrease)	(1,461,449)	(53,363,323)

Financial Highlights
Fidelity® Diversified International K6 Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.69	$14.86	$12.11	$10.89	$15.45	$11.96
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.20	.20	.15	.10
Net realized and unrealized gain (loss)	1.62	2.92	2.76	1.12	(4.56)	3.47
Total from investment operations	1.75	3.14	2.96	1.32	(4.41)	3.57
Distributions from net investment income	(.34)	(.31)	(.21)	(.10)	(.15)	(.08)
Distributions from net realized gain	(.05)	-	-	-	-	-
Total distributions	(.39)	(.31)	(.21)	(.10)	(.15)	(.08)
Net asset value, end of period	$19.05	$17.69	$14.86	$12.11	$10.89	$15.45
Total Return C,D	10.10%	21.60%	24.70%	12.12%	(28.81)%	30.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60% G	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60 % G	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions, if any	.60% G	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.43% G	1.41%	1.40%	1.57%	1.21%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$5,149,248	$4,807,177	$4,831,943	$3,991,608	$3,483,417	$3,961,936
Portfolio turnover rate H,I	51 % G	45%	37%	25%	31%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Diversified International K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,792,973,506
Gross unrealized depreciation	(48,107,654)
Net unrealized appreciation (depreciation)	$1,744,865,852
Tax cost	$3,391,340,703

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International K6 Fund	1,224,906,136	1,266,764,819

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Diversified International K6 Fund	6,083,671	-	47,290,537	47,290,537	109,254,387

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Diversified International K6 Fund	32,167,307	-	198,398,126	198,398,126	487,697,412
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Diversified International K6 Fund	3,604

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Diversified International K6 Fund	50,123,392	56,996,421	16,988,892
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Diversified International K6 Fund	3,838	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $268.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883986.108
DIFK6-SANN-0626
Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund
Fidelity® Overseas Fund
Fidelity® Worldwide Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Diversified International Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
AUSTRALIA - 1.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Aristocrat Leisure Ltd	1,453,603	50,011,925
Financials - 0.2%
Insurance - 0.2%
Steadfast Group Ltd	2,351,167	7,231,797
Suncorp Group Ltd	1,269,365	15,796,465
TOTAL FINANCIALS		23,028,262
Materials - 0.8%
Metals & Mining - 0.8%
Rio Tinto PLC	1,121,300	112,955,927
TOTAL AUSTRALIA		185,996,114
BELGIUM - 2.0%
Financials - 1.3%
Banks - 1.3%
KBC Group NV	1,394,500	185,351,171
Health Care - 0.7%
Pharmaceuticals - 0.7%
Financiere de Tubize SA	61,962	14,231,637
UCB SA (a)	328,520	89,143,206
TOTAL HEALTH CARE		103,374,843
TOTAL BELGIUM		288,726,014
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (a)	2,389,600	34,601,408
CANADA - 3.7%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Dollarama Inc	612,200	78,240,453
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cameco Corp	178,681	21,964,997
Canadian Natural Resources Ltd	2,926,551	139,697,108
Imperial Oil Ltd	1,160,314	155,431,764
TOTAL ENERGY		317,093,869
Materials - 1.0%
Metals & Mining - 1.0%
Franco-Nevada Corp	604,751	139,519,909
G Mining Ventures Corp (a)	191,300	6,630,400
TOTAL MATERIALS		146,150,309
TOTAL CANADA		541,484,631
CHILE - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Antofagasta PLC	3,133,900	151,366,809
CHINA - 1.0%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Prosus NV Class N	1,730,650	83,785,978
Industrials - 0.4%
Machinery - 0.4%
Airtac International Group	1,425,645	66,775,063
TOTAL CHINA		150,561,041
DENMARK - 1.8%
Industrials - 1.7%
Air Freight & Logistics - 1.5%
DSV A/S	893,903	218,802,420
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	712,200	21,899,726
TOTAL INDUSTRIALS		240,702,146
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	407,100	25,014,574
TOTAL DENMARK		265,716,720
FINLAND - 0.8%
Information Technology - 0.8%
Communications Equipment - 0.8%
Nokia Oyj	9,347,400	116,342,959
FRANCE - 4.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	3,762,000	78,333,687
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	107,955	57,193,006
Consumer Staples - 0.6%
Food Products - 0.3%
Danone SA	551,956	43,244,677
Personal Care Products - 0.3%
L'Oreal SA	84,800	36,431,317
TOTAL CONSUMER STAPLES		79,675,994
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gaztransport Et Technigaz SA	30,500	7,409,839
Financials - 0.3%
Capital Markets - 0.3%
Amundi SA (c)(d)	375,751	36,250,213
Industrials - 1.6%
Aerospace & Defense - 1.2%
Airbus SE	69,700	14,369,316
Safran SA	470,591	151,112,803
		165,482,119
Electrical Equipment - 0.4%
Legrand SA	335,466	60,103,306
TOTAL INDUSTRIALS		225,585,425
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	756,354	162,722,310
Utilities - 0.3%
Multi-Utilities - 0.3%
Veolia Environnement SA	1,097,800	46,425,089
TOTAL FRANCE		693,595,563
GERMANY - 8.4%
Financials - 3.6%
Capital Markets - 0.9%
Deutsche Boerse AG	409,049	125,495,370
Insurance - 2.7%
Allianz SE	505,617	230,931,725
Hannover Rueck SE	201,221	60,835,596
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	158,442	94,986,046
		386,753,367
TOTAL FINANCIALS		512,248,737
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	1,904,895	92,253,322
Industrials - 3.2%
Aerospace & Defense - 0.5%
Rheinmetall AG	47,721	75,935,310
Electrical Equipment - 1.9%
Siemens Energy AG	1,283,793	272,084,158
Industrial Conglomerates - 0.8%
Siemens AG	373,332	110,939,775
TOTAL INDUSTRIALS		458,959,243
Information Technology - 0.5%
Software - 0.5%
SAP SE	427,085	71,704,664
Materials - 0.5%
Construction Materials - 0.5%
Heidelberg Materials AG	357,095	78,790,609
TOTAL GERMANY		1,213,956,575
HONG KONG - 1.9%
Financials - 1.9%
Insurance - 1.9%
AIA Group Ltd	16,382,439	179,859,026
Prudential PLC	6,421,400	96,767,601
Prudential PLC rights (a)(b)	6,421,400	1,218,083

TOTAL HONG KONG		277,844,710
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	1,538,711	142,034,678
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	811,800	28,469,826
ITALY - 4.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	1,548,300	45,574,430
Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola HBC AG	2,545,200	148,232,702
Financials - 2.2%
Banks - 2.2%
FinecoBank Banca Fineco SpA	3,272,036	80,951,944
Intesa Sanpaolo SpA	17,424,200	118,384,066
UniCredit SpA	1,416,815	109,494,844
TOTAL FINANCIALS		308,830,854
Industrials - 0.9%
Electrical Equipment - 0.3%
Prysmian SpA	310,700	47,260,335
Machinery - 0.1%
Interpump Group SpA	497,023	20,871,585
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	1,109,994	60,661,172
TOTAL INDUSTRIALS		128,793,092
TOTAL ITALY		631,431,078
JAPAN - 20.0%
Consumer Discretionary - 1.9%
Automobiles - 0.4%
Toyota Motor Corp	3,186,300	61,162,358
Household Durables - 0.9%
Panasonic Holdings Corp	6,284,800	128,560,675
Specialty Retail - 0.6%
Fast Retailing Co Ltd	173,262	81,562,280
TOTAL CONSUMER DISCRETIONARY		271,285,313
Financials - 3.2%
Banks - 1.9%
Mizuho Financial Group Inc	1,172,900	50,437,884
Sumitomo Mitsui Financial Group Inc	6,252,527	220,770,815
		271,208,699
Financial Services - 0.8%
ORIX Corp	3,275,427	110,239,380
Insurance - 0.5%
Tokio Marine Holdings Inc	1,699,867	77,848,419
TOTAL FINANCIALS		459,296,498
Health Care - 2.1%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	1,136,572	212,247,776
Pharmaceuticals - 0.6%
Chugai Pharmaceutical Co Ltd	878,000	46,823,214
Takeda Pharmaceutical Co Ltd	1,165,700	38,972,609
		85,795,823
TOTAL HEALTH CARE		298,043,599
Industrials - 7.8%
Building Products - 0.3%
Daikin Industries Ltd	265,400	37,499,747
Electrical Equipment - 0.3%
Fujikura Ltd	686,800	26,498,804
Furukawa Electric Co Ltd	84,400	22,921,932
		49,420,736
Industrial Conglomerates - 1.5%
Hitachi Ltd	6,864,491	218,279,481
Machinery - 3.0%
Ebara Corp	3,197,701	109,386,672
Japan Steel Works Ltd/The	446,600	27,292,022
Kawasaki Heavy Industries Ltd	4,423,745	90,945,175
Mitsubishi Heavy Industries Ltd	6,821,738	203,600,898
		431,224,767
Trading Companies & Distributors - 2.7%
ITOCHU Corp	15,552,020	192,737,893
Marubeni Corp	2,110,200	82,131,303
Sumitomo Corp	1,531,700	56,951,985
Toyota Tsusho Corp	1,499,800	58,875,854
		390,697,035
TOTAL INDUSTRIALS		1,127,121,766
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp	1,116,500	208,471,284
Disco Corp	37,300	17,746,687
Kioxia Holdings Corp (a)	6,400	1,548,535
Lasertec Corp	154,400	42,672,828
Renesas Electronics Corp	10,935,005	221,134,756
Rohm Co Ltd	2,491,600	53,905,666
Tokyo Electron Ltd	113,000	33,299,159
TOTAL INFORMATION TECHNOLOGY		578,778,915
Materials - 1.0%
Chemicals - 1.0%
Nissan Chemical Corp	961,500	41,574,820
Shin-Etsu Chemical Co Ltd	2,249,700	103,581,139
TOTAL MATERIALS		145,155,959
TOTAL JAPAN		2,879,682,050
KOREA (SOUTH) - 3.1%
Information Technology - 3.1%
Semiconductors & Semiconductor Equipment - 1.8%
SK Hynix Inc	283,690	254,609,786
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co Ltd	1,317,190	199,625,832
TOTAL KOREA (SOUTH)		454,235,618
MEXICO - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV ADR	2,832,215	34,836,245
NETHERLANDS - 4.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (a)	34,504	27,059,000
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	179,313	13,994,568
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASM International NV	50,900	49,619,035
ASML Holding NV depository receipt	328,280	472,391,638
BE Semiconductor Industries NV	136,794	39,687,534
TOTAL INFORMATION TECHNOLOGY		561,698,207
TOTAL NETHERLANDS		602,751,775
POLAND - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (a)(c)(d)	1,335,400	10,958,251
SINGAPORE - 1.1%
Financials - 1.1%
Banks - 1.1%
DBS Group Holdings Ltd	3,347,200	154,341,625
SPAIN - 5.0%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA (e)	792,571	47,049,564
Financials - 4.2%
Banks - 4.2%
Banco Santander SA	28,927,786	352,412,378
CaixaBank SA	19,689,902	250,620,052
TOTAL FINANCIALS		603,032,430
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	2,998,100	70,288,144
TOTAL SPAIN		720,370,138
SWEDEN - 2.6%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	4,278,859	172,401,023
Industrials - 1.2%
Building Products - 0.4%
Assa Abloy AB B Shares	1,835,900	69,874,659
Machinery - 0.8%
Atlas Copco AB A Shares	3,341,600	63,048,033
Epiroc AB A Shares	878,500	25,361,776
Indutrade AB	1,020,582	21,798,356
		110,208,165
TOTAL INDUSTRIALS		180,082,824
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	2,626,000	28,226,069
Software - 0.0%
Kry International Ab (a)(f)(g)	123,307	981,197
TOTAL INFORMATION TECHNOLOGY		29,207,266
TOTAL SWEDEN		381,691,113
SWITZERLAND - 1.5%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA Series A	543,952	104,393,854
Financials - 0.8%
Insurance - 0.8%
Zurich Insurance Group AG	166,370	115,996,540
TOTAL SWITZERLAND		220,390,394
TAIWAN - 2.6%
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	156,000	14,052,305
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	206,000	14,346,410
Taiwan Semiconductor Manufacturing Co Ltd ADR	867,097	343,422,438
TOTAL INFORMATION TECHNOLOGY		357,768,848
TOTAL TAIWAN		371,821,153
UNITED KINGDOM - 15.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc	760,777	18,240,705
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	3,409,003	96,304,335
Leisure Products - 0.2%
Games Workshop Group PLC	124,825	33,104,860
TOTAL CONSUMER DISCRETIONARY		129,409,195
Consumer Staples - 1.4%
Tobacco - 1.4%
British American Tobacco PLC	3,412,100	200,955,050
Financials - 5.7%
Banks - 4.7%
HSBC Holdings PLC	4,314,818	79,391,900
Lloyds Banking Group PLC	194,627,066	264,557,169
NatWest Group PLC	28,256,332	225,369,029
Standard Chartered PLC	3,042,400	77,474,197
Starling Bank Ltd (f)(g)	8,636,400	25,736,839
		672,529,134
Capital Markets - 0.8%
3i Group PLC	2,003,362	69,672,440
London Stock Exchange Group PLC	351,878	45,727,118
		115,399,558
Insurance - 0.2%
Admiral Group PLC	596,100	27,400,413
TOTAL FINANCIALS		815,329,105
Health Care - 2.4%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (c)(d)	11,230,202	32,206,258
Pharmaceuticals - 2.2%
Astrazeneca PLC	1,193,211	226,468,357
GSK PLC	3,405,100	89,273,123
		315,741,480
TOTAL HEALTH CARE		347,947,738
Industrials - 3.1%
Aerospace & Defense - 3.0%
BAE Systems PLC	4,911,332	136,601,630
Rolls-Royce Holdings PLC	18,159,464	292,214,107
		428,815,737
Trading Companies & Distributors - 0.1%
RS GROUP PLC	2,995,363	24,537,160
TOTAL INDUSTRIALS		453,352,897
Utilities - 1.4%
Electric Utilities - 1.0%
SSE PLC	4,001,300	143,264,086
Multi-Utilities - 0.4%
National Grid PLC	3,157,400	56,519,301
TOTAL UTILITIES		199,783,387
TOTAL UNITED KINGDOM		2,165,018,077
UNITED STATES - 7.9%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
InterContinental Hotels Group PLC	805,925	115,327,868
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Shell PLC	6,011,122	273,306,521
Health Care - 1.4%
Health Care Equipment & Supplies - 0.2%
Alcon AG	373,902	27,860,209
Pharmaceuticals - 1.2%
Roche Holding AG	395,210	161,048,012
Viatris Inc	504,300	7,534,242
		168,582,254
TOTAL HEALTH CARE		196,442,463
Industrials - 2.1%
Electrical Equipment - 1.8%
Schneider Electric SE	834,601	265,577,401
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc (United Kingdom)	150,328	39,704,868
TOTAL INDUSTRIALS		305,282,269
Materials - 1.7%
Chemicals - 0.1%
Linde PLC	46,392	23,248,887
Construction Materials - 1.6%
CRH PLC	1,431,045	169,464,349
Holcim AG	615,489	57,195,194
		226,659,543
TOTAL MATERIALS		249,908,430
TOTAL UNITED STATES		1,140,267,551
TOTAL COMMON STOCKS (Cost $8,627,808,323)		13,858,492,116

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Valsoft Corp Series A-1.2 (a)(f)(g)	537	4,785,814
Valsoft Corp Series A-1.3 (a)(f)(g)	190	1,693,304
Valsoft Corp Series A-1.4 (a)(f)(g)	246	2,192,384

TOTAL CANADA		8,671,502
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(f)(g)	79,275	16,455,250
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (a)(f)(g)	2,976,172	37,589,052
Wasabi Holdings Inc Series D1 (f)(g)	125,260	2,277,227

TOTAL UNITED STATES		39,866,279
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $66,713,195)		64,993,031

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius AG (Cost $49,804,828)	167,052	42,584,358

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	433,753,410	433,840,160
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	39,213,579	39,217,500
TOTAL MONEY MARKET FUNDS (Cost $473,056,703)			473,057,660

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $9,217,383,049)	14,439,127,165
NET OTHER ASSETS (LIABILITIES) - 0.2%	27,833,014
NET ASSETS - 100.0%	14,466,960,179

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,414,722 or 0.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $79,414,722 or 0.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,711,067 or 0.6% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	20,595,368

Kry International Ab	5/14/2021 - 10/30/2024	8,153,900

Starling Bank Ltd	6/18/2021	15,440,896

Valsoft Corp Series A-1.2	3/14/2025	6,290,262

Valsoft Corp Series A-1.3	3/17/2025	1,886,105

Valsoft Corp Series A-1.4	3/17/2025	3,237,722

Wasabi Holdings Inc Series C	3/31/2021	32,334,919

Wasabi Holdings Inc Series D1	11/14/2025	2,368,819

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	324,980,155	1,338,135,426	1,229,277,908	7,192,643	2,487	-	433,840,160	433,753,410	0.7%
Fidelity Securities Lending Cash Central Fund	29,075,000	563,595,851	553,445,843	56,145	(7,508)	-	39,217,500	39,213,579	0.1%
Total	354,055,155	1,901,731,277	1,782,723,751	7,248,788	(5,021)	-	473,057,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	96,574,392	18,240,705	78,333,687	-
Consumer Discretionary	993,229,837	483,752,767	509,477,070	-
Consumer Staples	428,863,746	184,664,019	244,199,727	-
Energy	597,810,229	324,503,708	273,306,521	-
Financials	3,698,552,576	1,092,135,393	2,580,680,344	25,736,839
Health Care	1,093,590,791	554,755,489	538,835,302	-
Industrials	3,356,736,276	1,009,352,399	2,347,383,877	-
Information Technology	2,169,736,477	1,049,689,673	1,119,065,607	981,197
Materials	1,106,901,172	525,066,599	581,834,573	-
Utilities	316,496,620	-	316,496,620	-

Convertible Preferred Stocks
Information Technology	64,993,031	-	-	64,993,031

Non-Convertible Preferred Stocks
Health Care	42,584,358	42,584,358	-	-

Money Market Funds	473,057,660	473,057,660	-	-
Total Investments in Securities:	14,439,127,165	5,757,802,770	8,589,613,328	91,711,067
Fidelity® Diversified International Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,379,689) - See accompanying schedule:
Unaffiliated issuers (cost $8,744,326,346)	$13,966,069,505
Fidelity Central Funds (cost $473,056,703)	473,057,660

Total Investment in Securities (cost $9,217,383,049)		$14,439,127,165
Foreign currency held at value (cost $11,969,402)		11,938,855
Receivable for investments sold		20,137,602
Receivable for fund shares sold		2,947,377
Dividends receivable		58,564,840
Reclaims receivable		31,582,042
Distributions receivable from Fidelity Central Funds		1,410,424
Prepaid expenses		3,425
Other receivables		545,934
Total assets		14,566,257,664
Liabilities
Payable for investments purchased
Regular delivery	$45,055,108
Delayed delivery	1,236,624
Payable for fund shares redeemed	4,977,962
Accrued management fee	8,525,335
Other payables and accrued expenses	284,956
Collateral on securities loaned	39,217,500
Total liabilities		99,297,485
Net Assets		$14,466,960,179
Net Assets consist of:
Paid in capital		$8,538,953,850
Total accumulated earnings (loss)		5,928,006,329
Net Assets		$14,466,960,179

Net Asset Value and Maximum Offering Price
Diversified International :
Net Asset Value, offering price and redemption price per share ($13,058,961,922 ÷ 249,543,193 shares)		$52.33
Class K :
Net Asset Value, offering price and redemption price per share ($1,407,998,257 ÷ 26,961,711 shares)		$52.22
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$143,601,020
Income from Fidelity Central Funds (including $56,145 from security lending)		7,248,788
Income before foreign taxes withheld		$150,849,808
Less foreign taxes withheld		(10,813,257)
Total income		140,036,551
Expenses
Management fee
Basic fee	$50,148,280
Performance adjustment	(2,703,530)
Custodian fees and expenses	315,762
Independent trustees' fees and expenses	21,156
Registration fees	85,231
Audit fees	45,642
Legal	7,667
Miscellaneous	18,917
Total expenses		47,939,125
Net Investment income (loss)		92,097,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $13,559,234)	797,449,493
Fidelity Central Funds	(5,021)
Foreign currency transactions	453,263
Total net realized gain (loss)		797,897,735
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $14,636,668)	457,142,893
Assets and liabilities in foreign currencies	1,597,578
Total change in net unrealized appreciation (depreciation)		458,740,471
Net gain (loss)		1,256,638,206
Net increase (decrease) in net assets resulting from operations		$1,348,735,632
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,097,426	$166,912,606
Net realized gain (loss)	797,897,735	1,140,768,139
Change in net unrealized appreciation (depreciation)	458,740,471	1,063,401,466
Net increase (decrease) in net assets resulting from operations	1,348,735,632	2,371,082,211
Distributions to shareholders	(1,314,803,761)	(413,712,408)

Share transactions - net increase (decrease)	1,081,313,196	376,182,904
Total increase (decrease) in net assets	1,115,245,067	2,333,552,707

Net Assets
Beginning of period	13,351,715,112	11,018,162,405
End of period	$14,466,960,179	$13,351,715,112

Financial Highlights
Fidelity® Diversified International Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$52.63	$44.97	$37.63	$33.99	$53.38	$41.61
Income from Investment Operations
Net investment income (loss) A,B	.34	.65	.63	.57	.33	.16
Net realized and unrealized gain (loss)	4.56	8.67	8.47	3.56	(14.58)	12.07
Total from investment operations	4.90	9.32	9.10	4.13	(14.25)	12.23
Distributions from net investment income	(.91)	(.87)	(.70)	(.14)	(.57)	(.02)
Distributions from net realized gain	(4.29)	(.79)	(1.06)	(.35)	(4.57)	(.45)
Total distributions	(5.20)	(1.66)	(1.76)	(.49)	(5.14)	(.46) C
Net asset value, end of period	$52.33	$52.63	$44.97	$37.63	$33.99	$53.38
Total Return D,E	10.24%	21.48%	24.85%	12.15%	(29.36)%	29.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.66%	.61%	.65%	.99%	1.01%
Expenses net of fee waivers, if any	.70 % H	.66%	.60%	.65%	.99%	1.01%
Expenses net of all reductions, if any	.70% H	.66%	.60%	.65%	.99%	1.01%
Net investment income (loss)	1.33% H	1.38%	1.45%	1.45%	.80%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$13,058,962	$12,056,104	$9,913,806	$7,407,098	$7,230,515	$11,529,722
Portfolio turnover rate I	51 % H	47% J	35% J	22% J	20% J	29% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Diversified International Fund Class K

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$52.54	$44.89	$37.57	$33.94	$53.32	$41.56
Income from Investment Operations
Net investment income (loss) A,B	.35	.69	.68	.61	.38	.21
Net realized and unrealized gain (loss)	4.56	8.64	8.44	3.56	(14.58)	12.06
Total from investment operations	4.91	9.33	9.12	4.17	(14.20)	12.27
Distributions from net investment income	(.94)	(.89)	(.75)	(.19)	(.62)	(.06)
Distributions from net realized gain	(4.29)	(.79)	(1.06)	(.35)	(4.57)	(.45)
Total distributions	(5.23)	(1.68)	(1.80) C	(.54)	(5.18) C	(.51)
Net asset value, end of period	$52.22	$52.54	$44.89	$37.57	$33.94	$53.32
Total Return D,E	10.29%	21.57%	24.97%	12.29%	(29.31)%	29.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.59%	.50%	.54%	.88%	.91%
Expenses net of fee waivers, if any	.63 % H	.59%	.50%	.54%	.88%	.91%
Expenses net of all reductions, if any	.63% H	.59%	.50%	.54%	.88%	.91%
Net investment income (loss)	1.40% H	1.46%	1.56%	1.56%	.91%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,407,998	$1,295,611	$1,104,357	$1,063,151	$1,396,859	$3,306,774
Portfolio turnover rate I	51 % H	47% J	35% J	22% J	20% J	29% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,202,650,903
Gross unrealized depreciation	(136,988,735)
Net unrealized appreciation (depreciation)	$5,065,662,168
Tax cost	$9,373,464,997

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International Fund	3,383,111,407	3,580,692,026

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Diversified International Fund	1,513,290	67,940,579
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Diversified International	.79
Class K	.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Diversified International	.74
Class K	.67

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Diversified International Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Diversified International. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.04)%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Diversified International Fund	$91,109

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Diversified International Fund	10,049

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Diversified International Fund	125,190,191	160,681,578	47,781,970
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Diversified International Fund	8,617
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Diversified International Fund	6,113	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Diversified International Fund
Distributions to shareholders
Diversified International	$1,188,583,315	$371,565,810
Class K	126,220,446	42,146,598
Total	$1,314,803,761	$413,712,408
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Diversified International Fund
Diversified International
Shares sold	10,691,576	27,137,511	$540,473,783	$1,248,651,885
Reinvestment of distributions	21,878,227	7,395,536	1,045,560,477	322,593,265
Shares redeemed	(12,108,336)	(25,891,520)	(610,367,058)	(1,198,706,545)
Net increase (decrease)	20,461,467	8,641,527	$975,667,202	$372,538,605
Class K
Shares sold	3,416,089	6,661,040	$169,906,211	$311,883,775
Reinvestment of distributions	2,644,941	967,876	126,084,331	42,121,949
Shares redeemed	(3,758,414)	(7,568,852)	(190,344,548)	(350,361,425)
Net increase (decrease)	2,302,616	60,064	$105,645,994	$3,644,299
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	32%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Diversified International Fund	36%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Fidelity® Overseas Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
AUSTRALIA - 1.8%
Materials - 1.8%
Metals & Mining - 1.8%
Rio Tinto PLC	1,383,700	139,389,205
BELGIUM - 1.4%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	782,965	104,068,469
CANADA - 1.0%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (a)	62,900	25,763,211
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	64,880	5
TOTAL INFORMATION TECHNOLOGY		25,763,216
Materials - 0.7%
Metals & Mining - 0.7%
Franco-Nevada Corp	232,300	53,593,090
TOTAL CANADA		79,356,306
CHINA - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Contemporary Amperex Technology Co Ltd A Shares (China)	597,300	38,372,350
DENMARK - 1.6%
Industrials - 1.6%
Air Freight & Logistics - 1.6%
DSV A/S	500,700	122,557,337
FINLAND - 0.6%
Information Technology - 0.6%
Communications Equipment - 0.6%
Nokia Oyj ADR	3,504,400	45,241,804
FRANCE - 7.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Orange SA	2,199,500	45,798,763
Consumer Staples - 1.0%
Food Products - 1.0%
Danone SA	1,016,300	79,625,125
Industrials - 3.7%
Aerospace & Defense - 2.3%
Safran SA	534,915	171,768,064
Electrical Equipment - 1.4%
Legrand SA	583,400	104,524,060
TOTAL INDUSTRIALS		276,292,124
Materials - 2.2%
Chemicals - 2.2%
Air Liquide SA	785,262	168,941,589
TOTAL FRANCE		570,657,601
GERMANY - 8.0%
Financials - 3.4%
Insurance - 3.4%
Allianz SE	394,624	180,237,613
Hannover Rueck SE	272,481	82,379,791
TOTAL FINANCIALS		262,617,404
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Fresenius SE & Co KGaA	826,100	40,007,701
Industrials - 2.9%
Aerospace & Defense - 0.9%
Rheinmetall AG	44,547	70,884,731
Electrical Equipment - 2.0%
Siemens Energy AG	709,200	150,306,229
TOTAL INDUSTRIALS		221,190,960
Materials - 1.2%
Construction Materials - 1.2%
Heidelberg Materials AG	399,000	88,036,665
TOTAL GERMANY		611,852,730
HONG KONG - 1.2%
Financials - 1.2%
Insurance - 1.2%
AIA Group Ltd	8,607,600	94,500,859
IRELAND - 1.1%
Industrials - 1.1%
Building Products - 1.1%
Kingspan Group PLC	939,800	86,750,657
ITALY - 4.1%
Financials - 3.4%
Banks - 3.4%
FinecoBank Banca Fineco SpA	2,969,563	73,468,598
Intesa Sanpaolo SpA	17,988,800	122,220,090
UniCredit SpA	789,289	60,998,137
TOTAL FINANCIALS		256,686,825
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	800,350	46,628,380
Industrials - 0.1%
Machinery - 0.1%
Interpump Group SpA	311,100	13,064,083
TOTAL ITALY		316,379,288
JAPAN - 20.2%
Communication Services - 0.4%
Entertainment - 0.4%
Capcom Co Ltd	499,100	10,537,804
Nintendo Co Ltd	359,500	17,586,342
TOTAL COMMUNICATION SERVICES		28,124,146
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 0.4%
Food & Life Cos Ltd	475,100	27,637,057
Household Durables - 1.0%
Panasonic Holdings Corp	3,891,200	79,597,648
TOTAL CONSUMER DISCRETIONARY		107,234,705
Consumer Staples - 1.9%
Food Products - 1.9%
Ajinomoto Co Inc	4,515,800	145,139,708
Financials - 4.4%
Banks - 3.2%
Mitsubishi UFJ Financial Group Inc	8,237,100	147,961,715
Mizuho Financial Group Inc	2,288,800	98,424,614
		246,386,329
Insurance - 1.2%
Tokio Marine Holdings Inc	2,014,289	92,247,931
TOTAL FINANCIALS		338,634,260
Health Care - 2.9%
Health Care Equipment & Supplies - 2.2%
Hoya Corp	895,931	167,309,561
Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co Ltd	1,672,500	55,916,350
TOTAL HEALTH CARE		223,225,911
Industrials - 6.6%
Electrical Equipment - 0.5%
Fujikura Ltd	747,900	28,856,226
Furukawa Electric Co Ltd	28,100	7,631,591
		36,487,817
Industrial Conglomerates - 2.2%
Hitachi Ltd	5,255,450	167,114,633
Machinery - 3.9%
Daifuku Co Ltd	509,100	22,258,697
Ebara Corp	1,893,100	64,758,997
Kawasaki Heavy Industries Ltd	3,343,000	68,726,773
Mitsubishi Heavy Industries Ltd	4,518,800	134,867,645
		290,612,112
TOTAL INDUSTRIALS		494,214,562
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.5%
Advantest Corp	426,800	79,691,486
Disco Corp	105,800	50,337,788
Renesas Electronics Corp	3,191,000	64,530,469
		194,559,743
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	300,200	5,524,773
TOTAL INFORMATION TECHNOLOGY		200,084,516
TOTAL JAPAN		1,536,657,808
NETHERLANDS - 6.2%
Consumer Staples - 0.1%
Food Products - 0.1%
Magnum Ice Cream Co NV/The	819,300	11,961,949
Information Technology - 6.1%
Semiconductors & Semiconductor Equipment - 6.1%
ASM International NV	145,183	141,529,280
ASML Holding NV	222,615	321,800,286
TOTAL INFORMATION TECHNOLOGY		463,329,566
TOTAL NETHERLANDS		475,291,515
PHILIPPINES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	258,500	3,002,962
SPAIN - 7.5%
Financials - 5.1%
Banks - 5.1%
Banco Santander SA	17,927,000	218,395,446
CaixaBank SA	13,515,300	172,027,529
TOTAL FINANCIALS		390,422,975
Utilities - 2.4%
Electric Utilities - 2.4%
Iberdrola SA	7,696,973	180,449,600
TOTAL SPAIN		570,872,575
SWEDEN - 2.6%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
AddLife AB B Shares	1,702,809	26,355,247
Industrials - 2.3%
Building Products - 1.5%
Assa Abloy AB B Shares	2,874,000	109,384,918
Machinery - 0.8%
Indutrade AB	2,983,141	63,716,163
TOTAL INDUSTRIALS		173,101,081
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	136,880	1,089,202
TOTAL SWEDEN		200,545,530
SWITZERLAND - 2.0%
Financials - 1.5%
Insurance - 1.5%
Zurich Insurance Group AG	166,239	115,905,204
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG	171,990	36,082,372
TOTAL SWITZERLAND		151,987,576
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd	2,815,300	196,065,286
UNITED KINGDOM - 16.1%
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
Compass Group PLC	3,000,252	84,757,119
Consumer Staples - 1.8%
Tobacco - 1.8%
British American Tobacco PLC	2,277,500	134,132,976
Financials - 2.4%
Banks - 2.1%
NatWest Group PLC	20,240,500	161,435,739
Capital Markets - 0.3%
3i Group PLC	584,500	20,327,600
TOTAL FINANCIALS		181,763,339
Health Care - 3.2%
Pharmaceuticals - 3.2%
Astrazeneca PLC	786,089	149,197,656
GSK PLC	3,681,900	96,530,121
TOTAL HEALTH CARE		245,727,777
Industrials - 5.1%
Aerospace & Defense - 3.9%
BAE Systems PLC	3,921,000	109,056,971
Rolls-Royce Holdings PLC	11,886,100	191,265,893
		300,322,864
Trading Companies & Distributors - 1.2%
Diploma PLC	976,562	92,222,657
TOTAL INDUSTRIALS		392,545,521
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Halma PLC	1,934,349	115,999,529
Utilities - 1.0%
Electric Utilities - 1.0%
SSE PLC	2,241,974	80,272,500
TOTAL UNITED KINGDOM		1,235,198,761
UNITED STATES - 12.7%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.5%
InterContinental Hotels Group PLC	813,391	116,396,252
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Shell PLC	2,968,700	134,977,309
Health Care - 2.6%
Health Care Equipment & Supplies - 0.4%
Alcon AG	411,620	30,670,655
Pharmaceuticals - 2.2%
Roche Holding AG	416,342	169,659,299
TOTAL HEALTH CARE		200,329,954
Industrials - 4.0%
Commercial Services & Supplies - 1.1%
Waste Connections Inc	523,800	86,285,190
Electrical Equipment - 2.9%
Schneider Electric SE	690,800	219,818,654
TOTAL INDUSTRIALS		306,103,844
Materials - 2.8%
Construction Materials - 2.8%
CRH PLC	998,800	118,277,896
Holcim AG	1,045,100	97,117,410
TOTAL MATERIALS		215,395,306
TOTAL UNITED STATES		973,202,665
TOTAL COMMON STOCKS (Cost $5,426,611,280)		7,551,951,284

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $23,727,264)	3.69	23,722,519	23,727,264

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $5,450,338,544)	7,575,678,548
NET OTHER ASSETS (LIABILITIES) - 1.0%	77,783,829
NET ASSETS - 100.0%	7,653,462,377

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,089,202 or 0.0% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	9,051,566

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	87,424,296	1,452,829,992	1,516,516,793	2,777,323	(10,231)	-	23,727,264	23,722,519	0.0%
Fidelity Securities Lending Cash Central Fund	3,756,000	481,037,406	484,788,029	85,953	(5,377)	-	-	-	0.0%
Total	91,180,296	1,933,867,398	2,001,304,822	2,863,276	(15,608)	-	23,727,264

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	73,922,909	-	73,922,909	-
Consumer Discretionary	308,388,076	201,153,371	107,234,705	-
Consumer Staples	370,859,758	11,961,949	358,897,809	-
Energy	134,977,309	-	134,977,309	-
Financials	1,744,599,335	478,312,304	1,266,287,031	-
Health Care	818,357,342	422,511,237	395,846,105	-
Industrials	2,127,195,481	795,171,965	1,332,023,516	-
Information Technology	1,047,573,119	328,533,824	717,950,088	1,089,207
Materials	665,355,855	171,870,986	493,484,869	-
Utilities	260,722,100	-	260,722,100	-

Money Market Funds	23,727,264	23,727,264	-	-
Total Investments in Securities:	7,575,678,548	2,433,242,900	5,141,346,441	1,089,207
Fidelity® Overseas Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,426,611,280)	$7,551,951,284
Fidelity Central Funds (cost $23,727,264)	23,727,264

Total Investment in Securities (cost $5,450,338,544)		$7,575,678,548
Cash		36,040
Foreign currency held at value (cost $420,703)		420,495
Receivable for investments sold		75,173,954
Receivable for fund shares sold		3,990,047
Dividends receivable		26,066,723
Reclaims receivable		41,528,254
Distributions receivable from Fidelity Central Funds		354,088
Prepaid expenses		1,961
Other receivables		97,655
Total assets		7,723,347,765
Liabilities
Payable for investments purchased	$36,607,791
Payable for fund shares redeemed	29,763,001
Accrued management fee	3,306,157
Distribution and service plan fees payable	90,059
Other payables and accrued expenses	118,380
Total liabilities		69,885,388
Net Assets		$7,653,462,377
Net Assets consist of:
Paid in capital		$5,216,378,749
Total accumulated earnings (loss)		2,437,083,628
Net Assets		$7,653,462,377

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($53,383,935 ÷ 714,595 shares)(a)		$74.71
Maximum offering price per share (100/94.25 of $74.71)		$79.27
Class M :
Net Asset Value and redemption price per share ($185,706,308 ÷ 2,488,292 shares)(a)		$74.63
Maximum offering price per share (100/96.50 of $74.63)		$77.34
Class C :
Net Asset Value and offering price per share ($2,675,389 ÷ 35,907 shares)(a)		$74.51
Overseas :
Net Asset Value, offering price and redemption price per share ($5,209,665,780 ÷ 69,649,308 shares)		$74.80
Class K :
Net Asset Value, offering price and redemption price per share ($1,345,594,309 ÷ 18,095,343 shares)		$74.36
Class I :
Net Asset Value, offering price and redemption price per share ($57,608,123 ÷ 770,479 shares)		$74.77
Class Z :
Net Asset Value, offering price and redemption price per share ($798,828,533 ÷ 10,680,076 shares)		$74.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$77,819,844
Foreign Tax Reclaims		5,212,772
Income from Fidelity Central Funds (including $85,953 from security lending)		2,863,276
Security lending		1,642
Income before foreign taxes withheld		$85,897,534
Less foreign taxes withheld		(9,770,564)
Total income		76,126,970
Expenses
Management fee
Basic fee	$27,510,383
Performance adjustment	(7,547,708)
Distribution and service plan fees	469,452
Custodian fees and expenses	155,365
Independent trustees' fees and expenses	12,033
Registration fees	175,013
Audit fees	22,082
Legal	4,058
Miscellaneous	36,188
Total expenses before reductions	20,836,866
Expense reductions	(79,545)
Total expenses after reductions		20,757,321
Net Investment income (loss)		55,369,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,118,370)	336,846,813
Fidelity Central Funds	(15,608)
Foreign currency transactions	481,974
Total net realized gain (loss)		337,313,179
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $6,460,571)	(92,716,429)
Assets and liabilities in foreign currencies	1,277,093
Total change in net unrealized appreciation (depreciation)		(91,439,336)
Net gain (loss)		245,873,843
Net increase (decrease) in net assets resulting from operations		$301,243,492
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,369,649	$83,367,905
Net realized gain (loss)	337,313,179	235,844,226
Change in net unrealized appreciation (depreciation)	(91,439,336)	806,702,021
Net increase (decrease) in net assets resulting from operations	301,243,492	1,125,914,152
Distributions to shareholders	(345,499,386)	(89,012,888)

Share transactions - net increase (decrease)	266,581,224	100,403,309
Total increase (decrease) in net assets	222,325,330	1,137,304,573

Net Assets
Beginning of period	7,431,137,047	6,293,832,474
End of period	$7,653,462,377	$7,431,137,047

Financial Highlights
Fidelity Advisor® Overseas Fund Class A

Six months ended April 30, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$75.06
Income from Investment Operations
Net investment income (loss) B,C	.40
Net realized and unrealized gain (loss)	2.75
Total from investment operations	3.15
Distributions from net investment income	(1.28)
Distributions from net realized gain	(2.22)
Total distributions	(3.50)
Net asset value, end of period	$74.71
Total Return D,E,F	3.56%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.84% I
Expenses net of fee waivers, if any	.84 % I
Expenses net of all reductions, if any	.84% I
Net investment income (loss)	1.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$53,384
Portfolio turnover rate J	76 % I,K

AFor the period November 13, 2025 (commencement of sale of shares) through April 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Overseas Fund Class M

Six months ended April 30, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$75.06
Income from Investment Operations
Net investment income (loss) B,C	.31
Net realized and unrealized gain (loss)	2.74
Total from investment operations	3.05
Distributions from net investment income	(1.26)
Distributions from net realized gain	(2.22)
Total distributions	(3.48)
Net asset value, end of period	$74.63
Total Return D,E,F	3.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.09% I
Expenses net of fee waivers, if any	1.09 % I
Expenses net of all reductions, if any	1.09% I
Net investment income (loss)	.93% I
Supplemental Data
Net assets, end of period (000 omitted)	$185,706
Portfolio turnover rate J	76 % I,K

AFor the period November 13, 2025 (commencement of sale of shares) through April 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Overseas Fund Class C

Six months ended April 30, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$75.06
Income from Investment Operations
Net investment income (loss) B,C	.15
Net realized and unrealized gain (loss)	2.74
Total from investment operations	2.89
Distributions from net investment income	(1.22)
Distributions from net realized gain	(2.22)
Total distributions	(3.44)
Net asset value, end of period	$74.51
Total Return D,E,F	3.19%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.57% I
Expenses net of fee waivers, if any	1.57 % I
Expenses net of all reductions, if any	1.57% I
Net investment income (loss)	.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,675
Portfolio turnover rate J	76 % I,K

AFor the period November 13, 2025 (commencement of sale of shares) through April 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Overseas Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$75.79	$65.03	$52.19	$46.55	$69.79	$50.91
Income from Investment Operations
Net investment income (loss) A,B	.53	.85	.85	.67	.47	.21
Net realized and unrealized gain (loss)	1.99	10.78	12.61	5.36	(20.64)	18.98
Total from investment operations	2.52	11.63	13.46	6.03	(20.17)	19.19
Distributions from net investment income	(1.29)	(.87)	(.62)	(.39)	(.20)	(.11)
Distributions from net realized gain	(2.22)	-	-	-	(2.87)	(.21)
Total distributions	(3.51)	(.87)	(.62)	(.39)	(3.07)	(.31) C
Net asset value, end of period	$74.80	$75.79	$65.03	$52.19	$46.55	$69.79
Total Return D,E	3.69%	18.10%	25.94%	12.95%	(30.12)%	37.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.67%	.69%	.73%	.95%	.99%
Expenses net of fee waivers, if any	.55 % H	.67%	.69%	.72%	.95%	.98%
Expenses net of all reductions, if any	.55% H	.67%	.69%	.72%	.94%	.98%
Net investment income (loss)	1.46% H	1.21%	1.34%	1.23%	.84%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$5,209,666	$5,964,916	$4,962,649	$6,684,862	$6,175,776	$8,981,609
Portfolio turnover rate I	76 % H,J	50%	35% K	34%	25%	30% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Overseas Fund Class K

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$75.39	$64.91	$52.11	$46.48	$69.68	$50.83
Income from Investment Operations
Net investment income (loss) A,B	.55	.89	.89	.73	.54	.27
Net realized and unrealized gain (loss)	1.97	10.73	12.59	5.34	(20.60)	18.95
Total from investment operations	2.52	11.62	13.48	6.07	(20.06)	19.22
Distributions from net investment income	(1.33)	(1.14)	(.68)	(.44)	(.26)	(.16)
Distributions from net realized gain	(2.22)	-	-	-	(2.87)	(.21)
Total distributions	(3.55)	(1.14)	(.68)	(.44)	(3.14) C	(.37)
Net asset value, end of period	$74.36	$75.39	$64.91	$52.11	$46.48	$69.68
Total Return D,E	3.72%	18.20%	26.04%	13.06%	(30.04)%	37.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.59%	.64%	.62%	.84%	.89%
Expenses net of fee waivers, if any	.48 % H	.59%	.63%	.61%	.84%	.88%
Expenses net of all reductions, if any	.48% H	.59%	.63%	.61%	.84%	.88%
Net investment income (loss)	1.53% H	1.28%	1.40%	1.34%	.94%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,345,594	$1,466,221	$1,331,184	$692,284	$620,003	$1,591,397
Portfolio turnover rate I	76 % H,J	50%	35% K	34%	25%	30% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Overseas Fund Class I

Six months ended April 30, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$75.06
Income from Investment Operations
Net investment income (loss) B,C	.48
Net realized and unrealized gain (loss)	2.74
Total from investment operations	3.22
Distributions from net investment income	(1.30)
Distributions from net realized gain	(2.22)
Total distributions	(3.51) D
Net asset value, end of period	$74.77
Total Return E,F	3.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I
Expenses net of fee waivers, if any	.59 % I
Expenses net of all reductions, if any	.59% I
Net investment income (loss)	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$57,608
Portfolio turnover rate J	76 % I,K

AFor the period November 13, 2025 (commencement of sale of shares) through April 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Overseas Fund Class Z

Six months ended April 30, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$75.06
Income from Investment Operations
Net investment income (loss) B,C	.52
Net realized and unrealized gain (loss)	2.74
Total from investment operations	3.26
Distributions from net investment income	(1.31)
Distributions from net realized gain	(2.22)
Total distributions	(3.52) D
Net asset value, end of period	$74.80
Total Return E,F	3.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I
Expenses net of fee waivers, if any	.46 % I
Expenses net of all reductions, if any	.46% I
Net investment income (loss)	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$798,829
Portfolio turnover rate J	76 % I,K

AFor the period November 13, 2025 (commencement of sale of shares) through April 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on November 13, 2025. The Fund offers Class A, Class M, Class C, Overseas, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,230,644,623
Gross unrealized depreciation	(127,400,395)
Net unrealized appreciation (depreciation)	$2,103,244,228
Tax cost	$5,472,434,320

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, in-kind transactions and securities acquired in the reorganization, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Overseas Fund	2,802,576,653	3,207,171,207
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.83
Class C	.86
Overseas	.78
Class K	.68
Class I	.82
Class Z	.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:
Total Management Fee Rate %
Class A	.78
Class M	.78
Class C	.78
Overseas	.74
Class K	.67
Class I	.78
Class Z	.65

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Overseas Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Overseas. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.20)%. The performance adjustment rate may differ for classes that were not in existence for the entire reporting period.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	58,961	2,725
Class M	.25%	.25%	398,552	-
Class C	.75%	.25%	11,939	2,112
			469,452	4,837

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,272
Class M	407
Class CA	7
1,686
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Overseas Fund	$15,282

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Overseas Fund	153

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Overseas Fund	47,150,082	117,504,307	6,103,915

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Overseas Fund	5,845
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Overseas Fund	4,738
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Overseas Fund	9,321	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $181.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:

Class-Level Amount ($)
Class A	561
Class M	1,875
Class C	29
Fidelity Overseas Fund	60,304
Class K	14,291
Class I	685
Class Z	1,619
79,364
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026A	Year ended October 31, 2025
Fidelity Overseas Fund
Distributions to shareholders
Class A	$61,840	$ -
Class M	150,649	-
Class C	5,206	-
Overseas	275,818,950	65,840,551
Class K	69,143,675	23,172,337
Class I	89,938	-
Class Z	229,128	-
Total	$345,499,386	$89,012,888

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period November 13, 2025 (commencement of sale of shares) through April 30, 2026.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026A	Year ended October 31, 2025	Six months ended April 30, 2026A	Year ended October 31, 2025
Fidelity Overseas Fund
Class A
Shares sold	26,863	-	$2,149,962	$ -
Issued in exchange for the shares of the Acquired Fund(s)	756,258	-	52,098,569	-
Reinvestment of distributions	752	-	54,240	-
Shares redeemed	(69,278)	-	(5,070,978)	-
Net increase (decrease)	714,595	-	$49,231,793	$ -
Class M
Shares sold	169,207	-	$12,711,086	$ -
Issued in exchange for the shares of the Acquired Fund(s)	2,536,746	-	174,730,996	-
Reinvestment of distributions	2,000	-	144,216	-
Shares redeemed	(219,661)	-	(16,017,776)	-
Net increase (decrease)	2,488,292	-	$171,568,522	$ -
Class C
Shares sold	2,363	-	$178,301	$ -
Issued in exchange for the shares of the Acquired Fund(s)	39,584	-	2,726,120	-
Reinvestment of distributions	9	-	647	-
Shares redeemed	(6,049)	-	(434,847)	-
Net increase (decrease)	35,907	-	$2,470,221	$ -
Overseas
Shares sold	7,940,087	15,497,372	$574,350,981	$1,082,733,783
Reinvestment of distributions	2,989,255	761,890	207,128,126	49,385,702
Shares redeemed	(19,981,329)	(13,874,173)	(1,483,629,243)	(955,092,537)
Net increase (decrease)	(9,051,987)	2,385,089	$(702,150,136)	$177,026,948
Class K
Shares sold	2,127,162	4,921,715	$155,188,725	$342,144,644
Reinvestment of distributions	1,004,020	359,651	69,143,675	23,172,337
Shares redeemed	(4,484,173)	(6,340,679)	(319,822,532)	(441,940,620)
Net increase (decrease)	(1,352,991)	(1,059,313)	$(95,490,132)	$(76,623,639)
Class I
Shares sold	196,031	-	$13,317,188	$ -
Issued in exchange for the shares of the Acquired Fund(s)	799,626	-	55,086,268	-
Reinvestment of distributions	1,053	-	75,929	-
Shares redeemed	(226,231)	-	(16,742,546)	-
Net increase (decrease)	770,479	-	$51,736,839	$ -
Class Z
Shares sold	9,186,050	-	$688,719,913	$ -
Issued in exchange for the shares of the Acquired Fund(s)	2,081,586	-	143,400,353	-
Reinvestment of distributions	1,102	-	79,451	-
Shares redeemed	(588,662)	-	(42,985,600)	-
Net increase (decrease)	10,680,076	-	$789,214,117	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period November 13, 2025 (commencement of sale of shares) through April 30, 2026.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization Information.
On November 21, 2025, Fidelity Overseas Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Overseas Fund (Acquired Fund) pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees. The securities held by the Acquired Fund were the primary assets acquired by the Fidelity Overseas Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on November 13, 2025. The acquisition was accomplished by an exchange of each class of Fidelity Overseas Fund for corresponding shares then outstanding of the Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Overseas Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Overseas Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Overseas Fund	417,657,402	115,676,075
Class A			52,098,569	1,571,224	0.4813180433
Class M			174,730,996	5,108,603	0.4965635889
Class C			2,726,120	86,497	0.457627414
Class I			55,086,268	1,607,550	0.4974190739
Class Z			143,400,353	4,197,550	0.495905066

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Overseas Fund	7,017,708,888	7,445,751,194

Pro forma results of operations of the combined entity for the entire period ended April 30, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$55,500,943
Total net realized gain (loss)	353,458,139
Total change in net unrealized appreciation (depreciation)	(122,087,090)
Net increase (decrease) in net assets resulting from operations	$286,871,992

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fidelity Overseas Fund accompanying Statement of Operations since November 21, 2025.
Fidelity® Worldwide Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 1.5%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Lovisa Holdings Ltd	310,528	5,375,988
Financials - 0.7%
Capital Markets - 0.2%
Pinnacle Investment Management Group Ltd	792,979	8,659,361
Insurance - 0.5%
Generation Development Group Ltd	1,841,011	5,253,412
Steadfast Group Ltd	1,409,422	4,335,147
Suncorp Group Ltd	606,346	7,545,602
		17,134,161
TOTAL FINANCIALS		25,793,522
Industrials - 0.5%
Aerospace & Defense - 0.3%
DroneShield Ltd (b)(f)	4,435,116	11,561,459
Commercial Services & Supplies - 0.2%
Brambles Ltd	420,019	6,875,269
TOTAL INDUSTRIALS		18,436,728
Materials - 0.2%
Metals & Mining - 0.2%
Deterra Royalties Ltd	2,088,759	6,291,094
TOTAL AUSTRALIA		55,897,332
AUSTRIA - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Wienerberger AG	277,300	8,019,165
BELGIUM - 0.8%
Financials - 0.3%
Banks - 0.3%
KBC Group NV	95,200	12,653,590
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA (b)	63,000	17,094,917
TOTAL BELGIUM		29,748,507
CANADA - 2.9%
Energy - 2.3%
Energy Equipment & Services - 0.1%
TerraVest Industries Inc	45,900	4,682,080
Oil, Gas & Consumable Fuels - 2.2%
PrairieSky Royalty Ltd	3,178,000	80,271,787
TOTAL ENERGY		84,953,867
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	3,700	0
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	108,500	25,031,641
TOTAL CANADA		109,985,508
CHINA - 1.5%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Tencent Holdings Ltd	198,500	12,055,355
Consumer Discretionary - 0.5%
Automobiles - 0.4%
BYD Co Ltd H Shares	1,051,400	13,985,899
Hotels, Restaurants & Leisure - 0.1%
Luckin Coffee Inc ADR (b)	101,400	3,549,000
TOTAL CONSUMER DISCRETIONARY		17,534,899
Industrials - 0.7%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	223,500	14,358,313
Machinery - 0.3%
Airtac International Group	221,000	10,351,307
TOTAL INDUSTRIALS		24,709,620
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Victory Giant Technology Huizhou Co Ltd H Shares	17,500	717,911
TOTAL CHINA		55,017,785
DENMARK - 0.4%
Industrials - 0.4%
Air Freight & Logistics - 0.4%
DSV A/S	61,646	15,089,214
FINLAND - 1.2%
Information Technology - 1.1%
Communications Equipment - 1.1%
Nokia Oyj	577,200	7,184,153
Nokia Oyj ADR	2,480,000	32,016,800
TOTAL INFORMATION TECHNOLOGY		39,200,953
Materials - 0.1%
Paper & Forest Products - 0.1%
UPM-Kymmene Oyj	152,400	4,555,673
TOTAL FINLAND		43,756,626
FRANCE - 0.8%
Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	176,500	13,828,432
Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (f)(g)	67,800	6,540,939
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	40,000	8,246,379
TOTAL FRANCE		28,615,750
GERMANY - 0.3%
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA	212,300	10,281,606
HONG KONG - 0.8%
Financials - 0.8%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	44,800	6,922,048
Insurance - 0.6%
Prudential PLC	1,451,386	21,871,732
Prudential PLC rights (b)(e)	1,451,386	275,315
		22,147,047
TOTAL HONG KONG		29,069,095
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Pine Labs Ltd (h)	661,069	1,360,026
INDONESIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	49,813,300	16,888,714
IRELAND - 1.0%
Financials - 0.7%
Banks - 0.7%
AIB Group PLC	2,258,000	25,965,697
Industrials - 0.3%
Building Products - 0.3%
Kingspan Group PLC	136,300	12,581,522
TOTAL IRELAND		38,547,219
ITALY - 1.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	275,429	8,107,292
Textiles, Apparel & Luxury Goods - 0.2%
Prada Spa	1,860,500	8,290,243
TOTAL CONSUMER DISCRETIONARY		16,397,535
Financials - 0.1%
Financial Services - 0.1%
BFF Bank SpA (b)(c)(f)(g)	1,665,830	4,054,880
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	235,460	13,717,896
Industrials - 0.4%
Electrical Equipment - 0.2%
Prysmian SpA	50,900	7,742,359
Machinery - 0.2%
Interpump Group SpA	160,100	6,723,111
TOTAL INDUSTRIALS		14,465,470
TOTAL ITALY		48,635,781
JAPAN - 4.2%
Communication Services - 0.3%
Entertainment - 0.3%
Nintendo Co Ltd	250,000	12,229,723
Consumer Discretionary - 0.9%
Household Durables - 0.3%
Panasonic Holdings Corp	559,700	11,449,117
Specialty Retail - 0.6%
Fast Retailing Co Ltd	25,900	12,192,304
USS Co Ltd	1,043,900	11,274,558
		23,466,862
TOTAL CONSUMER DISCRETIONARY		34,915,979
Consumer Staples - 0.2%
Food Products - 0.2%
Kotobuki Spirits Co Ltd	484,100	6,195,712
Health Care - 0.3%
Pharmaceuticals - 0.3%
Takeda Pharmaceutical Co Ltd	285,300	9,538,376
Industrials - 1.2%
Commercial Services & Supplies - 0.2%
Japan Elevator Service Holdings Co Ltd	626,800	6,341,378
Machinery - 0.6%
Daifuku Co Ltd	315,100	13,776,696
Ebara Corp	304,500	10,416,309
		24,193,005
Trading Companies & Distributors - 0.4%
ITOCHU Corp	1,085,500	13,452,721
TOTAL INDUSTRIALS		43,987,104
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Kioxia Holdings Corp (b)	40,100	9,702,542
Lasertec Corp	26,200	7,241,115
Renesas Electronics Corp	733,231	14,827,872
TOTAL INFORMATION TECHNOLOGY		31,771,529
Materials - 0.3%
Chemicals - 0.3%
NOF Corp	546,685	11,164,943
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Katitas Co Ltd	468,000	9,342,498
TOTAL JAPAN		159,145,864
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	15,170	13,614,969
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Novem Group SA (b)	174,476	540,602
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	26,100	37,728,758
NXP Semiconductors NV	800	234,872

TOTAL NETHERLANDS		37,963,630
NORWAY - 0.7%
Energy - 0.6%
Energy Equipment & Services - 0.6%
TGS ASA	1,394,549	22,653,688
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
General Oceans AS	1,522,000	5,037,630
TOTAL NORWAY		27,691,318
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	91,700	4,952,304
SPAIN - 1.6%
Financials - 1.6%
Banks - 1.6%
Banco Santander SA	1,395,200	16,997,006
Bankinter SA	1,402,400	23,314,553
CaixaBank SA	1,678,500	21,364,543

TOTAL SPAIN		61,676,102
SWEDEN - 1.3%
Consumer Discretionary - 0.3%
Household Durables - 0.1%
JM AB	316,007	3,946,344
Specialty Retail - 0.2%
Haypp Group AB (b)	607,852	8,018,886
TOTAL CONSUMER DISCRETIONARY		11,965,230
Financials - 0.6%
Banks - 0.6%
Noba (b)	540,500	4,952,620
Swedbank AB A1 Shares	471,350	16,525,521
TOTAL FINANCIALS		21,478,141
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	1,042,024	16,127,939
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(d)	22,735	180,910
Materials - 0.0%
Metals & Mining - 0.0%
Alleima AB	38,665	343,191
TOTAL SWEDEN		50,095,411
SWITZERLAND - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity PLC	291,000	61,593,060
TAIWAN - 4.5%
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 0.2%
E Ink Holdings Inc	1,806,000	7,972,176
Semiconductors & Semiconductor Equipment - 4.3%
Taiwan Semiconductor Manufacturing Co Ltd	315,000	21,937,472
Taiwan Semiconductor Manufacturing Co Ltd ADR	345,000	136,640,700
		158,578,172
TOTAL TAIWAN		166,550,348
UNITED KINGDOM - 4.6%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.5%
Zegona Communications plc	778,000	18,653,651
Interactive Media & Services - 0.2%
MONY Group PLC	3,108,000	7,519,537
TOTAL COMMUNICATION SERVICES		26,173,188
Consumer Discretionary - 0.7%
Household Durables - 0.1%
Beauty Tech Group PLC/The (b)	724,300	3,055,332
Leisure Products - 0.6%
Games Workshop Group PLC	90,242	23,933,097
TOTAL CONSUMER DISCRETIONARY		26,988,429
Consumer Staples - 1.1%
Beverages - 0.2%
Diageo PLC	391,173	7,909,279
Food Products - 0.2%
Cranswick PLC	100,300	7,356,446
Tobacco - 0.7%
British American Tobacco PLC	434,600	25,595,693
TOTAL CONSUMER STAPLES		40,861,418
Financials - 1.6%
Banks - 0.3%
NatWest Group PLC	1,362,000	10,863,145
Financial Services - 0.2%
Revolut Group Holdings Ltd (a)(b)(d)	3,936	5,888,138
Insurance - 1.1%
Admiral Group PLC	282,300	12,976,239
Hiscox Ltd	703,447	14,817,696
Sabre Insurance Group PLC (f)(g)	7,362,608	15,168,265
		42,962,200
TOTAL FINANCIALS		59,713,483
Industrials - 0.5%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	645,700	10,390,320
Trading Companies & Distributors - 0.2%
RS GROUP PLC	814,995	6,676,207
TOTAL INDUSTRIALS		17,066,527
TOTAL UNITED KINGDOM		170,803,045
UNITED STATES - 65.4%
Communication Services - 9.2%
Entertainment - 0.1%
Netflix Inc (b)	47,000	4,399,670
Interactive Media & Services - 9.1%
Alphabet Inc Class A	769,000	295,911,200
Meta Platforms Inc Class A	72,000	44,057,520
		339,968,720
TOTAL COMMUNICATION SERVICES		344,368,390
Consumer Discretionary - 8.1%
Automobiles - 0.2%
Rivian Automotive Inc Class A (b)(c)	475,100	7,791,640
Tesla Inc (b)	100	38,163
Waymo LLC Class B (a)(d)	400	65,728
		7,895,531
Broadline Retail - 4.4%
Amazon.com Inc (b)	621,000	164,602,260
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (b)(c)	35,600	3,842,308
Flutter Entertainment PLC (United Kingdom) (b)	100,600	10,855,492
Viking Holdings Ltd (b)	86,000	7,044,260
		21,742,060
Household Durables - 1.6%
Garmin Ltd	7,000	1,757,980
Somnigroup International Inc (c)	764,000	57,957,040
		59,715,020
Specialty Retail - 0.3%
Lowe's Cos Inc	54,000	12,894,660
Textiles, Apparel & Luxury Goods - 1.0%
Ralph Lauren Corp Class A	109,000	39,091,760
TOTAL CONSUMER DISCRETIONARY		305,941,291
Energy - 0.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	19,000	1,323,729
Financials - 3.5%
Banks - 0.9%
Citigroup Inc	269,000	34,426,620
Capital Markets - 1.9%
Bank of New York Mellon Corp/The	254,026	34,133,474
Coinbase Global Inc Class A (b)	10,000	1,877,700
Interactive Brokers Group Inc Class A	20,000	1,590,000
Robinhood Markets Inc Class A (b)	427,000	31,124,030
		68,725,204
Financial Services - 0.0%
Stripe Global Holdings Inc (a)	10,000	630,000
Insurance - 0.7%
Chubb Ltd	63,000	20,601,000
Travelers Companies Inc/The	20,000	6,102,800
		26,703,800
TOTAL FINANCIALS		130,485,624
Health Care - 6.3%
Biotechnology - 0.2%
Gilead Sciences Inc	58,000	7,588,720
Moderna Inc (b)	75,000	3,445,500
		11,034,220
Health Care Equipment & Supplies - 0.5%
Alcon AG	221,290	16,488,774
Medline Inc Class A	40,000	1,778,800
		18,267,574
Health Care Providers & Services - 1.0%
CVS Health Corp	116,000	9,661,640
UnitedHealth Group Inc	71,000	26,304,080
		35,965,720
Pharmaceuticals - 4.6%
Eli Lilly & Co	113,000	105,609,800
Johnson & Johnson	194,000	44,590,900
Roche Holding AG	20,990	8,553,422
VeraDermics Inc	134,000	13,266,000
		172,020,122
TOTAL HEALTH CARE		237,287,636
Industrials - 10.0%
Aerospace & Defense - 1.6%
Boeing Co (b)	259,000	59,318,770
Air Freight & Logistics - 0.3%
FedEx Corp	26,000	10,486,060
Electrical Equipment - 0.7%
Regal Rexnord Corp	54,000	11,611,620
Schneider Electric SE	41,100	13,078,383
		24,690,003
Ground Transportation - 1.7%
Knight-Swift Transportation Holdings Inc	36,000	2,336,400
Old Dominion Freight Line Inc	185,000	39,299,550
XPO Inc (b)	109,000	23,994,170
		65,630,120
Machinery - 5.0%
Caterpillar Inc	31,000	27,593,410
Cummins Inc	143,000	95,954,430
ESCO Technologies Inc	2,000	647,900
ITT Inc	2,000	428,680
PACCAR Inc	402,000	47,757,600
Parker-Hannifin Corp	6,037	5,490,169
RBC Bearings Inc (b)	15,000	8,986,350
		186,858,539
Passenger Airlines - 0.0%
United Airlines Holdings Inc (b)	20,000	1,799,999
Trading Companies & Distributors - 0.7%
Fastenal Co	123,000	5,526,390
United Rentals Inc	7,000	6,718,880
WW Grainger Inc	12,000	13,936,200
		26,181,470
TOTAL INDUSTRIALS		374,964,961
Information Technology - 25.8%
Communications Equipment - 1.1%
Ciena Corp (b)	73,000	38,513,340
Viavi Solutions Inc (b)	80,000	4,192,000
		42,705,340
Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp Class A	49,000	7,216,230
Corning Inc	440,000	72,265,600
Flex Ltd (b)	317,000	29,021,350
Keysight Technologies Inc (b)	13,000	4,548,830
Littelfuse Inc	7,000	2,829,190
Vast Data Ltd (a)(b)(d)	25,607	1,516,447
		117,397,647
IT Services - 0.3%
Fastly Inc Class A (b)	472,000	11,920,360
Semiconductors & Semiconductor Equipment - 12.2%
Analog Devices Inc	48,000	19,308,480
Applied Materials Inc	25,000	9,862,250
GlobalFoundries Inc (b)	62,000	4,005,200
Intel Corp (b)	823,000	77,757,040
Lam Research Corp	34,000	8,767,240
MaxLinear Inc (b)	25,000	1,768,750
Microchip Technology Inc	62,000	5,760,420
Micron Technology Inc	66,000	34,132,560
NVIDIA Corp	1,212,000	241,878,840
ON Semiconductor Corp (b)	171,000	17,238,510
QUALCOMM Inc	19,000	3,412,020
Teradyne Inc	51,000	17,516,970
Texas Instruments Inc	42,000	11,805,360
		453,213,640
Software - 0.7%
Circle Internet Group Inc Class A (b)	57,000	5,180,160
Microsoft Corp	1,000	407,780
Palantir Technologies Inc Class A (b)	9,000	1,251,990
Strategy Inc Class A (b)(c)	108,000	17,868,600
		24,708,530
Technology Hardware, Storage & Peripherals - 8.4%
Apple Inc	251,000	68,108,850
Dell Technologies Inc Class C	12,000	2,507,400
Everpure Inc Class A (b)	277,600	19,834,520
Sandisk Corp/DE (b)	20,000	21,930,200
Seagate Technology Holdings PLC	89,000	59,953,960
Western Digital Corp	333,000	144,695,160
		317,030,090
TOTAL INFORMATION TECHNOLOGY		966,975,607
Materials - 1.9%
Chemicals - 0.1%
Sherwin-Williams Co/The	13,000	4,180,930
Metals & Mining - 1.8%
Alcoa Corp	56,000	3,572,240
Steel Dynamics Inc	286,000	65,396,760
		68,969,000
TOTAL MATERIALS		73,149,930
Real Estate - 0.1%
Specialized REITs - 0.1%
Equinix Inc	2,000	2,165,660
Utilities - 0.5%
Electric Utilities - 0.5%
NextEra Energy Inc	205,000	20,065,400
TOTAL UNITED STATES		2,456,728,228
TOTAL COMMON STOCKS (Cost $2,495,950,398)		3,702,267,209

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(d)	14,425	4,349,138
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(d)	120,600	835,758
TOTAL CHINA		5,184,896
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series C (a)	49,400	1,369,862
UNITED STATES - 0.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (a)(d)	1,400	230,048
Financials - 0.0%
Financial Services - 0.0%
Stripe Global Holdings Inc Series H (a)(d)	29,122	1,834,686
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series H (d)	16,500	1,980,000
Vast Data Ltd Series B (a)(b)(d)	5,660	335,185
Vast Data Ltd Series F (a)(d)	2,501	148,109
		2,463,294
Software - 0.6%
Anthropic PBC Series F (a)(d)	24,300	8,106,480
Anthropic PBC Series G (a)(d)	12,100	4,036,560
Databricks Inc Series K (a)(d)	2,500	475,000
Databricks Inc Series L (a)(d)	26,200	4,978,000
OpenAI Group Pbc Series A-3 (a)(d)	4,152	2,855,289
		20,451,329
TOTAL INFORMATION TECHNOLOGY		22,914,623
TOTAL UNITED STATES		24,979,357
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,230,450)		31,534,115

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	33,402,717	33,409,398
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	7,442,706	7,443,450
TOTAL MONEY MARKET FUNDS (Cost $40,852,330)			40,852,848

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,558,033,178)	3,774,654,172
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(14,543,916)
NET ASSETS - 100.0%	3,760,110,256

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,815,476 or 1.0% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $37,325,543 or 1.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,764,084 or 0.7% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,360,026 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series F	8/18/2025	3,425,514

Anthropic PBC Series G	1/27/2026	3,135,550

Bytedance Ltd Series E1	11/18/2020	1,580,607

Cerebras Systems Inc Series H	1/30/2026	1,468,757

Databricks Inc Series K	9/8/2025	375,000

Databricks Inc Series L	12/18/2025	4,978,000

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	1,712,900

Kry International Ab	5/14/2021 - 10/30/2024	1,503,523

OpenAI Group Pbc Series A-3	8/4/2025	1,274,200

Revolut Group Holdings Ltd	12/27/2024	3,423,355

Stripe Global Holdings Inc Series H	3/15/2021 - 5/25/2023	1,168,520

Vast Data Ltd	2/27/2026 - 4/17/2026	1,488,972

Vast Data Ltd Series B	4/17/2026	329,113

Vast Data Ltd Series F	2/27/2026	181,782

Waymo LLC Class B	4/22/2026	65,726

Waymo LLC Series D-2	2/2/2026	230,042

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	25,569,862	526,408,334	518,567,004	465,636	(1,794)	-	33,409,398	33,402,717	0.1%
Fidelity Securities Lending Cash Central Fund	17,819,217	217,727,941	228,103,286	168,079	(422)	-	7,443,450	7,442,706	0.0%
Total	43,389,079	744,136,275	746,670,290	633,715	(2,216)	-	40,852,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	394,826,656	370,541,578	24,285,078	-
Consumer Discretionary	419,659,953	357,026,116	62,568,109	65,728
Consumer Staples	60,885,562	7,356,446	53,529,116	-
Energy	108,931,284	108,931,284	-	-
Financials	395,679,813	291,019,993	98,141,682	6,518,138
Health Care	304,048,370	284,228,388	19,819,982	-
Industrials	529,547,525	402,956,632	126,590,893	-
Information Technology	1,328,558,851	1,213,118,679	113,742,815	1,697,357
Materials	128,555,637	111,099,600	17,456,037	-
Real Estate	11,508,158	2,165,660	9,342,498	-
Utilities	20,065,400	20,065,400	-	-

Convertible Preferred Stocks
Communication Services	4,349,138	-	-	4,349,138
Consumer Discretionary	230,048	-	-	230,048
Financials	1,834,686	-	-	1,834,686
Health Care	835,758	-	-	835,758
Industrials	1,369,862	-	-	1,369,862
Information Technology	22,914,623	-	1,980,000	20,934,623

Money Market Funds	40,852,848	40,852,848	-	-
Total Investments in Securities:	3,774,654,172	3,209,362,624	527,456,210	37,835,338
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2026 ($)
Common Stocks	7,776,956	-	889,626	3,459,506	(3,844,865)	-	-	-	8,281,223	(446,696)
Convertible Preferred Stocks	11,420,460	-	7,908,702	11,393,473	(1,168,520)	-	-	-	29,554,115	7,861,962

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Fidelity® Worldwide Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $57,287,401) - See accompanying schedule:
Unaffiliated issuers (cost $2,517,180,848)	$3,733,801,324
Fidelity Central Funds (cost $40,852,330)	40,852,848

Total Investment in Securities (cost $2,558,033,178)		$3,774,654,172
Cash		9,839
Foreign currency held at value (cost $62,574)		63,131
Receivable for investments sold		43,637,375
Receivable for fund shares sold		1,242,291
Dividends receivable		5,743,888
Reclaims receivable		4,525,325
Distributions receivable from Fidelity Central Funds		65,661
Prepaid expenses		894
Other receivables		30,088
Total assets		3,829,972,664
Liabilities
Payable for investments purchased
Regular delivery	$57,375,948
Delayed delivery	279,506
Payable for fund shares redeemed	1,887,978
Accrued management fee	2,774,761
Distribution and service plan fees payable	50,724
Other payables and accrued expenses	50,041
Collateral on securities loaned	7,443,450
Total liabilities		69,862,408
Net Assets		$3,760,110,256
Net Assets consist of:
Paid in capital		$2,296,373,417
Total accumulated earnings (loss)		1,463,736,839
Net Assets		$3,760,110,256

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($155,454,558 ÷ 3,923,196 shares)(a)		$39.62
Maximum offering price per share (100/94.25 of $39.62)		$42.04
Class M :
Net Asset Value and redemption price per share ($26,087,592 ÷ 666,993 shares)(a)		$39.11
Maximum offering price per share (100/96.50 of $39.11)		$40.53
Class C :
Net Asset Value and offering price per share ($11,885,420 ÷ 325,732 shares)(a)		$36.49
Worldwide :
Net Asset Value, offering price and redemption price per share ($3,292,663,329 ÷ 81,041,650 shares)		$40.63
Class I :
Net Asset Value, offering price and redemption price per share ($174,116,267 ÷ 4,331,990 shares)		$40.19
Class Z :
Net Asset Value, offering price and redemption price per share ($99,903,090 ÷ 2,446,584 shares)		$40.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$23,741,398
Income from Fidelity Central Funds (including $168,079 from security lending)		633,715
Security lending		8,916
Income before foreign taxes withheld		$24,384,029
Less foreign taxes withheld		(1,138,475)
Total income		23,245,554
Expenses
Management fee
Basic fee	$13,226,797
Performance adjustment	2,461,475
Distribution and service plan fees	294,341
Custodian fees and expenses	46,256
Independent trustees' fees and expenses	5,499
Registration fees	96,984
Audit fees	37,437
Legal	5,374
Miscellaneous	5,552
Total expenses		16,179,715
Net Investment income (loss)		7,065,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	262,286,820
Fidelity Central Funds	(2,216)
Foreign currency transactions	(36,132)
Total net realized gain (loss)		262,248,472
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $93,469)	118,421,383
Assets and liabilities in foreign currencies	190,186
Total change in net unrealized appreciation (depreciation)		118,611,569
Net gain (loss)		380,860,041
Net increase (decrease) in net assets resulting from operations		$387,925,880
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,065,839	$18,570,246
Net realized gain (loss)	262,248,472	379,195,025
Change in net unrealized appreciation (depreciation)	118,611,569	171,408,529
Net increase (decrease) in net assets resulting from operations	387,925,880	569,173,800
Distributions to shareholders	(364,636,193)	(409,305,948)

Share transactions - net increase (decrease)	168,072,296	265,210,358
Total increase (decrease) in net assets	191,361,983	425,078,210

Net Assets
Beginning of period	3,568,748,273	3,143,670,063
End of period	$3,760,110,256	$3,568,748,273

Financial Highlights
Fidelity Advisor® Worldwide Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.75	$38.23	$26.90	$25.75	$40.06	$31.49
Income from Investment Operations
Net investment income (loss) A,B	.02	.11	.09	.11	.09	(.13)
Net realized and unrealized gain (loss)	3.95	6.42	11.44	2.52	(9.90)	11.40
Total from investment operations	3.97	6.53	11.53	2.63	(9.81)	11.27
Distributions from net investment income	(.14)	(.21)	(.20)	(.11)	(.07)	-
Distributions from net realized gain	(3.97)	(4.80)	-	(1.37)	(4.43)	(2.70)
Total distributions	(4.10) C	(5.01)	(.20)	(1.48)	(4.50)	(2.70)
Net asset value, end of period	$39.62	$39.75	$38.23	$26.90	$25.75	$40.06
Total Return D,E,F	11.29%	18.67%	43.09%	10.62%	(27.31)%	37.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.20% I	1.06%	.99%	.96%	1.21%	1.29%
Expenses net of fee waivers, if any	1.20 % I	1.06%	.99%	.95%	1.21%	1.28%
Expenses net of all reductions, if any	1.20% I	1.06%	.99%	.95%	1.21%	1.28%
Net investment income (loss)	.13% I	.30%	.25%	.41%	.28%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$155,455	$139,457	$112,959	$73,935	$68,608	$99,731
Portfolio turnover rate J	121 % I	144%	108%	114%	137%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Worldwide Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.23	$37.79	$26.60	$25.44	$39.62	$31.19
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.02	- C	.04	.01	(.22)
Net realized and unrealized gain (loss)	3.90	6.34	11.32	2.51	(9.81)	11.29
Total from investment operations	3.88	6.36	11.32	2.55	(9.80)	11.07
Distributions from net investment income	(.03)	(.13)	(.13)	(.02)	-	-
Distributions from net realized gain	(3.97)	(4.80)	-	(1.37)	(4.38)	(2.64)
Total distributions	(4.00)	(4.92) D	(.13)	(1.39)	(4.38)	(2.64)
Net asset value, end of period	$39.11	$39.23	$37.79	$26.60	$25.44	$39.62
Total Return E,F,G	11.15%	18.38%	42.69%	10.39%	(27.53)%	37.37%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.45% J	1.32%	1.24%	1.21%	1.47%	1.55%
Expenses net of fee waivers, if any	1.45 % J	1.32%	1.24%	1.21%	1.47%	1.55%
Expenses net of all reductions, if any	1.45% J	1.32%	1.24%	1.20%	1.47%	1.55%
Net investment income (loss)	(.12)% J	.05%	-%	.15%	.02%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$26,088	$25,120	$23,275	$16,051	$15,275	$22,771
Portfolio turnover rate K	121 % J	144%	108%	114%	137%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Worldwide Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.92	$35.85	$25.25	$24.33	$38.05	$30.14
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.15)	(.17)	(.10)	(.15)	(.39)
Net realized and unrealized gain (loss)	3.65	5.98	10.77	2.39	(9.39)	10.88
Total from investment operations	3.54	5.83	10.60	2.29	(9.54)	10.49
Distributions from net realized gain	(3.97)	(4.76)	-	(1.37)	(4.18)	(2.58)
Total distributions	(3.97)	(4.76)	-	(1.37)	(4.18)	(2.58)
Net asset value, end of period	$36.49	$36.92	$35.85	$25.25	$24.33	$38.05
Total Return C,D,E	10.90%	17.78%	41.98%	9.76%	(27.89)%	36.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.95% H	1.82%	1.74%	1.76%	2.00%	2.08%
Expenses net of fee waivers, if any	1.95 % H	1.82%	1.74%	1.75%	2.00%	2.08%
Expenses net of all reductions, if any	1.95% H	1.82%	1.74%	1.75%	2.00%	2.08%
Net investment income (loss)	(.62)% H	(.45)%	(.51)%	(.39)%	(.51)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,885	$11,685	$10,681	$7,292	$8,517	$13,602
Portfolio turnover rate I	121 % H	144%	108%	114%	137%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Worldwide Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.69	$39.00	$27.44	$26.26	$40.76	$31.97
Income from Investment Operations
Net investment income (loss) A,B	.08	.21	.19	.19	.18	(.02)
Net realized and unrealized gain (loss)	4.05	6.58	11.66	2.57	(10.09)	11.58
Total from investment operations	4.13	6.79	11.85	2.76	(9.91)	11.56
Distributions from net investment income	(.22)	(.30)	(.29)	(.21)	(.16)	(.02)
Distributions from net realized gain	(3.97)	(4.80)	-	(1.37)	(4.43)	(2.75)
Total distributions	(4.19)	(5.10)	(.29)	(1.58)	(4.59)	(2.77)
Net asset value, end of period	$40.63	$40.69	$39.00	$27.44	$26.26	$40.76
Total Return C,D	11.46%	19.02%	43.51%	10.95%	(27.12)%	38.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.90% G	.77%	.70%	.67%	.92%	1.00%
Expenses net of fee waivers, if any	.90 % G	.77%	.70%	.66%	.92%	1.00%
Expenses net of all reductions, if any	.90% G	.77%	.70%	.66%	.92%	1.00%
Net investment income (loss)	.42% G	.59%	.54%	.70%	.57%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,292,663	$3,105,447	$2,836,498	$1,982,943	$1,899,788	$2,896,684
Portfolio turnover rate H	121 % G	144%	108%	114%	137%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Worldwide Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.30	$38.69	$27.23	$26.04	$40.46	$31.77
Income from Investment Operations
Net investment income (loss) A,B	.07	.20	.18	.19	.17	(.03)
Net realized and unrealized gain (loss)	4.00	6.51	11.57	2.56	(10.01)	11.49
Total from investment operations	4.07	6.71	11.75	2.75	(9.84)	11.46
Distributions from net investment income	(.21)	(.31)	(.29)	(.19)	(.16)	(.02)
Distributions from net realized gain	(3.97)	(4.80)	-	(1.37)	(4.43)	(2.75)
Total distributions	(4.18)	(5.10) C	(.29)	(1.56)	(4.58) C	(2.77)
Net asset value, end of period	$40.19	$40.30	$38.69	$27.23	$26.04	$40.46
Total Return D,E	11.41%	18.98%	43.45%	10.97%	(27.13)%	38.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.81%	.73%	.67%	.94%	1.02%
Expenses net of fee waivers, if any	.95 % H	.81%	.72%	.67%	.93%	1.02%
Expenses net of all reductions, if any	.95% H	.81%	.72%	.67%	.93%	1.02%
Net investment income (loss)	.38% H	.55%	.51%	.69%	.56%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$174,116	$167,533	$65,286	$41,289	$33,226	$86,852
Portfolio turnover rate I	121 % H	144%	108%	114%	137%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Worldwide Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.90	$38.63	$27.20	$26.05	$40.48	$31.76
Income from Investment Operations
Net investment income (loss) A,B	.09	.25	.22	.22	.21	.02
Net realized and unrealized gain (loss)	4.07	6.57	11.55	2.55	(10.01)	11.50
Total from investment operations	4.16	6.82	11.77	2.77	(9.80)	11.52
Distributions from net investment income	(.27)	-	(.34)	(.25)	(.20)	(.05)
Distributions from net realized gain	(3.97)	(4.55)	-	(1.37)	(4.43)	(2.75)
Total distributions	(4.23) C	(4.55)	(.34)	(1.62)	(4.63)	(2.80)
Net asset value, end of period	$40.83	$40.90	$38.63	$27.20	$26.05	$40.48
Total Return D,E	11.50%	19.12%	43.63%	11.10%	(27.05)%	38.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83% H	.69%	.62%	.55%	.81%	.90%
Expenses net of fee waivers, if any	.83 % H	.69%	.61%	.55%	.81%	.90%
Expenses net of all reductions, if any	.83% H	.69%	.61%	.55%	.81%	.90%
Net investment income (loss)	.49% H	.67%	.62%	.81%	.68%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$99,903	$119,507	$94,971	$117,232	$76,829	$115,963
Portfolio turnover rate I	121 % H	144%	108%	114%	137%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Worldwide, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Convertible Preferred Stocks	$29,554,115	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.0 - 33.2 / 14.5	Increase
		Market approach	Transaction price	$15.40	Increase
			Discount rate	25.0%	Decrease
		Black scholes	Discount rate	3.8% - 4.0% / 3.9%	Increase
			Term	3.0 - 5.0 / 4.2	Increase
			Volatility	60.0% - 90.0% / 78.6%	Increase
Common Stocks	$8,281,223	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.3 - 32.0 / 21.7	Increase
			Enterprise value/Net income (EV/NI)	30.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	2.4%	Increase
			Term	2.0	Increase
			Volatility	75.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,296,956,850
Gross unrealized depreciation	(100,737,844)
Net unrealized appreciation (depreciation)	$1,196,219,006
Tax cost	$2,578,435,166

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Worldwide Fund	2,116,395,622	2,296,317,513
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.83
Class M	.84
Class C	.84
Worldwide	.79
Class I	.81
Class Z	.69

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:
Total Management Fee Rate %
Class A	.80
Class M	.80
Class C	.80
Worldwide	.75
Class I	.80
Class Z	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Worldwide Fund	MSCI World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Worldwide. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .14%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	176,527	4,982
Class M	.25%	.25%	61,606	629
Class C	.75%	.25%	56,208	7,589
			294,341	13,200
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	39,334
Class M	597
Class CA	47
39,978
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Worldwide Fund	19,883

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Worldwide Fund	106,884,152	196,194,808	13,663,729
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Worldwide Fund	2,204
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Worldwide Fund	18,574	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.
Amount ($)
Fidelity Worldwide Fund	50,920,604
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Worldwide Fund
Distributions to shareholders
Class A	$14,391,970	$15,054,941
Class M	2,525,415	3,022,125
Class C	1,233,719	1,421,317
Worldwide	316,478,876	370,044,974
Class I	17,250,587	8,710,115
Class Z	12,755,626	11,052,476
Total	$364,636,193	$409,305,948
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Worldwide Fund
Class A
Shares sold	267,868	660,436	$9,828,322	$23,210,461
Reinvestment of distributions	403,808	421,629	14,209,992	14,950,974
Shares redeemed	(256,693)	(528,604)	(9,402,574)	(18,660,279)
Net increase (decrease)	414,983	553,461	$14,635,740	$19,501,156
Class M
Shares sold	15,881	73,613	$585,720	$2,522,447
Reinvestment of distributions	72,017	85,853	2,504,032	3,010,850
Shares redeemed	(61,200)	(135,006)	(2,231,934)	(4,664,442)
Net increase (decrease)	26,698	24,460	$857,818	$868,855
Class C
Shares sold	24,550	53,108	$823,220	$1,728,482
Reinvestment of distributions	37,272	42,052	1,210,977	1,394,017
Shares redeemed	(52,545)	(76,633)	(1,784,932)	(2,520,638)
Net increase (decrease)	9,277	18,527	$249,265	$601,861
Worldwide
Shares sold	4,490,570	11,125,071	$169,358,496	$406,856,229
Reinvestment of distributions	8,213,813	9,586,818	296,025,827	347,042,795
Shares redeemed	(7,985,614)	(17,123,914)	(301,252,674)	(612,724,839)
Net increase (decrease)	4,718,769	3,587,975	$164,131,649	$141,174,185
Class I
Shares sold	349,059	3,083,198	$12,945,496	$107,745,451
Reinvestment of distributions	474,503	240,155	16,920,770	8,611,970
Shares redeemed	(649,220)	(853,180)	(23,899,890)	(29,566,477)
Net increase (decrease)	174,342	2,470,173	$5,966,376	$86,790,944
Class Z
Shares sold	406,193	1,171,013	$15,572,874	$42,221,273
Reinvestment of distributions	323,276	287,410	11,705,839	10,453,118
Shares redeemed	(1,204,554)	(995,033)	(45,047,265)	(36,401,034)
Net increase (decrease)	(475,085)	463,390	$(17,768,552)	$16,273,357
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703569.128
IBD-SANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026